Mercer US Large Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2022 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.5%
	Basic Materials — 2.4%
15,442	CF Industries Holdings, Inc.	1,315,658
81,974	Dow, Inc.	4,130,670
183,721	DuPont de Nemours, Inc.	12,608,772
41,136	Eastman Chemical Co.	3,350,116
35,209	International Paper Co.	1,219,288
34,068	Mosaic Co. (The)	1,494,563
44,456	Newmont Corp.	2,098,323
10,390	Nucor Corp.	1,369,506
		27,586,896
	Communications — 15.2%
112,885	Airbnb, Inc. Class A*	9,651,668
75,000	Alphabet, Inc. Class A*	6,617,250
269,864	Alphabet, Inc. Class C*	23,945,033
385,941	Amazon.com, Inc.*	32,419,044
222,945	AT&T, Inc.	4,104,417
8,258	Charter Communications, Inc. Class A*	2,800,288
185,100	Cisco Systems, Inc.	8,818,164
253,794	Comcast Corp. Class A	8,875,176
131,049	Liberty Global Plc Class C*	2,546,282
544,713	Lumen Technologies, Inc.*	2,843,402
4,361	MercadoLibre, Inc.*	3,690,453
55,433	Meta Platforms, Inc. Class A*	6,670,807
38,900	Motorola Solutions, Inc.	10,024,919
63,750	Netflix, Inc.*	18,798,600
16,921	Spotify Technology SA*	1,335,913
67,606	T-Mobile US, Inc.*	9,464,840
33,139	Trade Desk, Inc. (The) Class A*	1,485,621
165,677	Uber Technologies, Inc.*	4,097,192
211,300	Verizon Communications, Inc.	8,325,220
138,349	Walt Disney Co. (The)*	12,019,761
		178,534,050
	Consumer, Cyclical — 10.0%
43,436	Alaska Air Group, Inc.*	1,865,142
21,871	Autoliv, Inc.	1,674,881
1,190	AutoZone, Inc.*	2,934,754
23,338	Bath & Body Works, Inc.	983,463
17,632	Best Buy Co., Inc.	1,414,263
1,790	Chipotle Mexican Grill, Inc. Class A*	2,483,607
11,954	Costco Wholesale Corp.	5,457,001
23,171	Darden Restaurants, Inc.	3,205,244
87,198	Delta Air Lines, Inc.*	2,865,326
40,645	Dollar General Corp.	10,008,831
61,400	Dollar Tree, Inc.*	8,684,416
5,230	Domino's Pizza, Inc.	1,811,672
19,523	DR Horton, Inc.	1,740,280
115,955	Dr. Ing. h.c. F. Porsche AG, ADR*	1,217,528
See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
105,244	General Motors Co.	3,540,408
8,341	Home Depot, Inc. (The)	2,634,588
5,224	Lennar Corp. Class A	472,772
8,066	Lithia Motors, Inc. Class A	1,651,433
23,352	LKQ Corp.	1,247,230
13,281	Lowe's Cos., Inc.	2,646,107
11,884	Lululemon Athletica, Inc.*	3,807,396
53,868	LVMH Moet Hennessy Louis Vuitton SE, ADR	7,803,857
25,595	Magna International, Inc.(a)	1,437,927
18,000	Marriott International, Inc. Class A	2,680,020
14,119	MGM Resorts International	473,410
77,762	NIKE, Inc. Class B	9,098,932
615	NVR, Inc.*	2,836,737
97,054	PulteGroup, Inc.	4,418,869
11,270	Target Corp.	1,679,681
58,446	Tesla, Inc.*	7,199,378
194,500	TJX Cos., Inc. (The)	15,482,200
10,257	Whirlpool Corp.	1,450,955
		116,908,308
	Consumer, Non-cyclical — 22.6%
125,986	Abbott Laboratories	13,832,003
217,981	Adyen NV, ADR*	3,008,138
10,808	Align Technology, Inc.*	2,279,407
158,765	Altria Group, Inc.	7,257,148
18,812	Amgen, Inc.	4,940,784
105,900	Archer-Daniels-Midland Co.	9,832,815
25,799	AstraZeneca Plc, ADR	1,749,172
224,443	Baxter International, Inc.	11,439,860
37,949	Bristol-Myers Squibb Co.	2,730,431
54,762	Cardinal Health, Inc.	4,209,555
32,069	Cigna Corp.	10,625,742
348,689	Conagra Brands, Inc.	13,494,264
139,513	CVS Health Corp.	13,001,216
15,881	Danaher Corp.	4,215,135
62,739	DENTSPLY SIRONA, Inc.	1,997,610
34,037	DexCom, Inc.*	3,854,350
24,831	Eli Lilly & Co.	9,084,173
12,445	Estee Lauder Cos., Inc. (The) Class A	3,087,729
29,600	Gartner, Inc.*	9,949,744
27,364	Global Payments, Inc.	2,717,792
75,050	GSK Plc, ADR	2,637,257
287,841	Haleon Plc, ADR*(a)	2,302,728
10,668	HCA Healthcare, Inc.	2,559,893
131,256	Hologic, Inc.*	9,819,261
26,129	Horizon Therapeutics Plc*	2,973,480
36,200	Illumina, Inc.*	7,319,640
16,619	Ingredion, Inc.	1,627,499
13,601	Intuitive Surgical, Inc.*	3,609,025

See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
17,151	Jazz Pharmaceuticals Plc*	2,732,326
68,211	Johnson & Johnson	12,049,473
79,472	Kroger Co. (The)	3,542,862
7,086	McKesson Corp.	2,658,100
32,994	Medtronic Plc	2,564,294
94,200	Merck & Co., Inc.	10,451,490
36,129	Novo Nordisk AS, ADR	4,889,699
87,276	PayPal Holdings, Inc.*	6,215,797
57,168	Pfizer, Inc.	2,929,288
34,366	Quest Diagnostics, Inc.	5,376,217
10,816	S&P Global, Inc.	3,622,711
41,176	Syneos Health, Inc.*	1,510,336
16,843	Thermo Fisher Scientific, Inc.	9,275,272
36,426	Tyson Foods, Inc. Class A	2,267,519
32,195	UnitedHealth Group, Inc.	17,069,145
13,197	Vertex Pharmaceuticals, Inc.*	3,811,030
146,230	Viatris, Inc.	1,627,540
40,253	Zoetis, Inc.	5,899,077
		264,648,027
	Energy — 4.5%
98,674	APA Corp.	4,606,102
113,428	BP Plc, ADR	3,962,040
37,654	Canadian Natural Resources, Ltd.	2,090,927
14,800	Chevron Corp.	2,656,452
115,642	ConocoPhillips	13,645,756
44,159	Devon Energy Corp.	2,716,220
122,574	Kinder Morgan, Inc.	2,216,138
161,170	Marathon Oil Corp.	4,362,872
87,379	Marathon Petroleum Corp.	10,170,042
55,910	Schlumberger NV	2,988,948
52,143	Shell Plc, ADR	2,969,544
		52,385,041
	Financial — 17.2%
62,482	AerCap Holdings NV*	3,643,950
262,369	American International Group, Inc.	16,592,216
20,632	American Tower Corp. REIT	4,371,096
6,072	Ameriprise Financial, Inc.	1,890,639
142,536	Bank of America Corp.	4,720,792
73,148	Bank of New York Mellon Corp. (The)	3,329,697
14,091	Berkshire Hathaway, Inc. Class B*	4,352,710
12,993	Boston Properties, Inc. REIT	878,067
3,630	Capital One Financial Corp.	337,445
42,194	Charles Schwab Corp. (The)	3,513,072
306,548	Citigroup, Inc.	13,865,166
31,766	Comerica, Inc.	2,123,557
119,763	Discover Financial Services	11,716,414
120,940	Equitable Holdings, Inc.	3,470,978
See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
132,900	Equity Residential REIT	7,841,100
221,949	Host Hotels & Resorts, Inc. REIT	3,562,281
19,450	Howard Hughes Corp. (The)*	1,486,369
41,980	JPMorgan Chase & Co.	5,629,518
225,144	KeyCorp.	3,922,008
30,279	KKR & Co., Inc.	1,405,551
58,420	Loews Corp.	3,407,639
58,132	Mastercard, Inc. Class A	20,214,240
141,883	MetLife, Inc.	10,268,073
3,909	Morgan Stanley	332,343
277,965	New York Community Bancorp, Inc.(a)	2,390,499
9,664	Principal Financial Group, Inc.	811,003
16,354	Prudential Financial, Inc.	1,626,569
51,444	Regency Centers Corp. REIT	3,215,250
13,069	Reinsurance Group of America, Inc.	1,856,974
21,311	Simon Property Group, Inc. REIT	2,503,616
122,532	Synchrony Financial	4,026,402
185,500	Truist Financial Corp.	7,982,065
183,700	US Bancorp	8,011,157
98,293	Visa, Inc. Class A	20,421,354
167,663	Wells Fargo & Co.	6,922,805
197,407	Weyerhaeuser Co. REIT	6,119,617
12,536	Willis Towers Watson Plc	3,066,055
		201,828,287
	Industrial — 5.9%
259,934	Amcor Plc	3,095,814
71,502	Builders FirstSource, Inc.*	4,639,050
10,438	CH Robinson Worldwide, Inc.	955,703
42,712	Crown Holdings, Inc.	3,511,353
64,997	Dover Corp.	8,801,244
20,124	FedEx Corp.	3,485,477
46,799	Honeywell International, Inc.	10,029,026
4,136	L3Harris Technologies, Inc.	861,157
67,829	Masco Corp.	3,165,579
29,573	Northrop Grumman Corp.	16,135,324
103,589	Raytheon Technologies Corp.	10,454,202
7,312	Union Pacific Corp.	1,514,096
117,505	Vontier Corp.	2,271,372
		68,919,397
	Technology — 16.2%
34,030	Accenture Plc Class A	9,080,565
53,693	Adobe, Inc.*	18,069,305
119,323	Apple, Inc.	15,503,637
5,399	ASML Holding NV, ADR NYRS	2,950,014
20,848	Atlassian Corp., Ltd. Class A*	2,682,721
51,188	Autodesk, Inc.*	9,565,502
24,896	Broadcom, Inc.	13,920,101

See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
149,555	Cognizant Technology Solutions Corp. Class A	8,553,050
14,719	Crowdstrike Holdings, Inc. Class A*	1,549,764
65,959	DocuSign, Inc. Class A*	3,655,448
11,248	Fair Isaac Corp.*	6,732,828
89,252	Fidelity National Information Services, Inc.	6,055,748
157,043	HP, Inc.	4,219,745
6,701	KLA Corp.	2,526,478
28,779	Micron Technology, Inc.	1,438,374
119,831	Microsoft Corp.	28,737,870
68,054	NVIDIA Corp.	9,945,412
4,933	NXP Semiconductors NV	779,562
158,618	Oracle Corp.	12,965,435
95,722	salesforce, Inc.*	12,691,780
29,946	ServiceNow, Inc.*	11,627,133
12,181	Snowflake, Inc. Class A*	1,748,461
31,626	Teradyne, Inc.	2,762,531
7,450	Zebra Technologies Corp. Class A*	1,910,255
		189,671,719
	Utilities — 1.5%
193,646	Edison International	12,319,759
76,051	FirstEnergy Corp.	3,189,579
49,704	UGI Corp.	1,842,527
		17,351,865
	TOTAL COMMON STOCKS (COST $1,079,231,858)	1,117,833,590

Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.1%
	Mutual Fund - Securities Lending Collateral — 0.1%
1,582,845	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.12%(b)(c)	1,582,845
	TOTAL SHORT-TERM INVESTMENT (COST $1,582,845)	1,582,845
	TOTAL INVESTMENTS — 95.6% (Cost $1,080,814,703)	1,119,416,435
	Other Assets and Liabilities (net) — 4.4%	50,956,826
	NET ASSETS — 100.0%	$1,170,373,261

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	The rate disclosed is the 7-day net yield as of December 31, 2022.
(c)	Represents an investment of securities lending cash collateral.
See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
144	S&P 500 E-mini Index	Mar 2023	$27,799,200	$(880,805)
7	S&P Mid 400 E-mini Index	Mar 2023	1,709,820	(30,715)
				$(911,520)

Abbreviations
ADR	—	American Depository Receipt
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments

Mercer US Large Cap Equity Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	95.5
Futures Contracts	(0.1)
Short-Term Investment	0.1
Other Assets and Liabilities (net)	4.5
100.0%
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2022 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.1%
	Basic Materials — 2.7%
102,471	Axalta Coating Systems, Ltd.*	2,609,936
42,800	Chemours Co. (The)	1,310,536
17,400	Eastman Chemical Co.	1,417,056
320,761	Element Solutions, Inc.	5,834,643
40,662	FMC Corp.	5,074,618
80,900	Huntsman Corp.	2,223,132
20,900	Ingevity Corp.*	1,472,196
39,900	Koppers Holdings, Inc.	1,125,180
46,900	Mativ Holdings, Inc.	980,210
48,900	Mosaic Co. (The)	2,145,243
22,329	Quaker Chemical Corp.	3,726,710
17,400	Reliance Steel & Aluminum Co.	3,522,456
51,971	RPM International, Inc.	5,064,574
39,300	Steel Dynamics, Inc.	3,839,610
18,800	Trinseo Plc	426,948
81,300	Tronox Holdings Plc	1,114,623
		41,887,671
	Communications — 2.2%
47,900	AMC Networks, Inc. Class A*	750,593
108,300	Audacy, Inc. Class A*	24,378
5,627	Cable One, Inc.	4,005,636
96,447	Ciena Corp.*	4,916,868
101,067	ePlus, Inc.*	4,475,247
23,830	F5, Inc.*	3,419,843
3,067	Gray Television, Inc.	34,320
105,318	Juniper Networks, Inc.	3,365,963
113,737	Liberty Latin America, Ltd. Class A*	856,440
73,256	Liberty Latin America, Ltd. Class C*	556,746
125,300	Lumen Technologies, Inc.	654,066
14,200	Nexstar Media Group, Inc. Class A	2,485,426
15,080	Nice, Ltd., ADR*(a)	2,899,884
48,540	Okta, Inc.*	3,316,738
9,700	Preformed Line Products Co.	807,913
101,724	Yelp, Inc. Class A*	2,781,134
		35,351,195
	Consumer, Cyclical — 16.9%
44,521	Advance Auto Parts, Inc.	6,545,923
42,870	Alaska Air Group, Inc.*	1,840,838
62,800	Allison Transmission Holdings, Inc.	2,612,480
133,400	American Axle & Manufacturing Holdings, Inc.*	1,043,188
19,044	Asbury Automotive Group, Inc.*	3,413,637
289,194	BJ's Wholesale Club Holdings, Inc.*	19,133,075
89,400	Bloomin' Brands, Inc.	1,798,728
58,700	BorgWarner, Inc.	2,362,675
45,975	BRP, Inc.(a)	3,510,191
23,500	Brunswick Corp.	1,693,880

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
23,706	Burlington Stores, Inc.*	4,806,628
62,564	Carter's, Inc.(a)	4,667,900
19,052	Casey's General Stores, Inc.	4,274,316
21,235	Cavco Industries, Inc.*	4,804,419
155,830	Cheesecake Factory, Inc. (The)(a)	4,941,369
21,320	Churchill Downs, Inc.	4,507,688
35,067	Columbia Sportswear Co.	3,071,168
15,300	Crocs, Inc.*	1,658,979
29,329	Deckers Outdoor Corp.*	11,706,964
13,200	Dick's Sporting Goods, Inc.	1,587,828
46,262	Dorman Products, Inc.*	3,741,208
98,459	Five Below, Inc.*	17,414,443
49,900	Foot Locker, Inc.	1,885,721
23,500	Genesco, Inc.*	1,081,470
52,541	Gentherm, Inc.*	3,430,402
33,600	GMS, Inc.*	1,673,280
102,000	Goodyear Tire & Rubber Co. (The)*	1,035,300
11,500	Group 1 Automotive, Inc.	2,074,255
45,000	Harley-Davidson, Inc.	1,872,000
47,600	Haverty Furniture Cos., Inc.	1,423,240
33,000	Hibbett, Inc.	2,251,260
92,815	IAA, Inc.*	3,712,600
10,800	Johnson Outdoors, Inc. Class A	714,096
47,700	Kohl's Corp.	1,204,425
61,300	La-Z-Boy, Inc.	1,398,866
242,612	Leslie's, Inc.*(a)	2,962,292
41,443	Light & Wonder, Inc.*	2,428,560
20,884	Lithia Motors, Inc. Class A	4,275,790
178,771	LKQ Corp.	9,548,159
65,900	Macy's, Inc.	1,360,835
28,200	MDC Holdings, Inc.	891,120
40,100	Movado Group, Inc.	1,293,225
15,000	MSC Industrial Direct Co., Inc. Class A	1,225,500
14,237	Murphy USA, Inc.	3,979,811
183,647	National Vision Holdings, Inc.*	7,118,158
21,000	Nu Skin Enterprises, Inc. Class A	885,360
39,500	ODP Corp. (The)*	1,798,830
50,491	Planet Fitness, Inc. Class A*	3,978,691
81,527	Polaris, Inc.	8,234,227
9,473	Pool Corp.	2,863,972
43,500	PulteGroup, Inc.	1,980,555
26,500	PVH Corp.	1,870,635
109,000	Qurate Retail, Inc. Series A*	177,670
139,811	Red Rock Resorts, Inc. Class A	5,593,838
28,211	REV Group, Inc.	356,023
57,600	Sally Beauty Holdings, Inc.*	721,152
36,400	ScanSource, Inc.*	1,063,608
26,156	SiteOne Landscape Supply, Inc.*	3,068,622
57,808	Skechers USA, Inc. Class A*	2,425,046
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Consumer, Cyclical — continued
29,584	Sleep Number Corp.*	768,592
19,800	Sonic Automotive, Inc. Class A	975,546
171,870	Tapestry, Inc.	6,544,810
114,610	Texas Roadhouse, Inc. Class A	10,423,779
15,000	Thor Industries, Inc.(a)	1,132,350
47,400	Toll Brothers, Inc.	2,366,208
105,600	Tri Pointe Homes, Inc.*	1,963,104
40,174	UniFirst Corp.	7,753,180
27,700	United Airlines Holdings, Inc.*	1,044,290
139,817	Univar Solutions, Inc.*	4,446,181
14,380	Vail Resorts, Inc.	3,427,473
11,600	Veritiv Corp.	1,411,836
31,158	Visteon Corp.*	4,076,401
43,160	WESCO International, Inc.*	5,403,632
21,200	Whirlpool Corp.	2,998,952
11,300	Williams-Sonoma, Inc.	1,298,596
23,200	Winnebago Industries, Inc.	1,222,640
124,923	World Fuel Services Corp.	3,414,145
		265,667,834
	Consumer, Non-cyclical — 23.5%
125,679	Acadia Healthcare Co., Inc.*	10,345,895
157,500	ACCO Brands Corp.	880,425
479,830	Alight, Inc. Class A*	4,011,379
35,030	Apellis Pharmaceuticals, Inc.*	1,811,401
58,898	Ascendis Pharma AS, ADR*	7,193,213
175,600	Avantor, Inc.*	3,703,404
28,867	Avery Dennison Corp.	5,224,927
67,812	Axonics, Inc.*	4,240,284
36,452	Azenta, Inc.*	2,122,235
123,021	Bausch + Lomb Corp.*	1,908,056
22,371	Bio-Rad Laboratories, Inc. Class A*	9,406,782
41,791	Blueprint Medicines Corp.*	1,830,864
58,070	Booz Allen Hamilton Holding Corp. Class A	6,069,476
29,587	Bright Horizons Family Solutions, Inc.*	1,866,940
27,900	Bunge, Ltd.	2,783,583
205,753	Catalent, Inc.*	9,260,943
85,500	Conagra Brands, Inc.	3,308,850
37,648	CONMED Corp.(a)	3,337,119
513,147	CoreCivic, Inc.*	5,931,979
5,490	CRA International, Inc.	672,141
29,400	DaVita, Inc.*	2,195,298
43,400	Deluxe Corp.	736,932
73,613	Driven Brands Holdings, Inc.*	2,010,371
341,510	Dun & Bradstreet Holdings, Inc.	4,186,913
22,100	Emergent BioSolutions, Inc.*	261,001
89,849	Envista Holdings Corp.*	3,025,216
95,578	EVERTEC, Inc.	3,094,816
87,600	Exelixis, Inc.*	1,405,104

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
70,750	Fate Therapeutics, Inc.*(a)	713,867
28,356	FTI Consulting, Inc.*	4,502,933
140,278	Globus Medical, Inc. Class A*	10,418,447
25,144	Grand Canyon Education, Inc.*	2,656,715
59,700	H&R Block, Inc.	2,179,647
178,318	Halozyme Therapeutics, Inc.*	10,146,294
40,700	Herbalife Nutrition, Ltd.*	605,616
47,270	Hologic, Inc.*	3,536,269
76,372	Horizon Therapeutics Plc*	8,691,134
35,470	ICON Plc, ADR*	6,890,047
15,496	ICU Medical, Inc.*	2,440,310
26,400	Incyte Corp.*	2,120,448
55,808	Ingles Markets, Inc. Class A	5,383,240
39,200	Ingredion, Inc.	3,838,856
64,600	Innoviva, Inc.*	855,950
14,890	Inspire Medical Systems, Inc.*	3,750,493
22,391	Insulet Corp.*	6,591,686
48,523	Integer Holdings Corp.*	3,321,885
67,909	Intra-Cellular Therapies, Inc.*	3,593,744
247,100	Ironwood Pharmaceuticals, Inc. Class A*	3,061,569
61,585	Jazz Pharmaceuticals Plc*	9,811,106
6,700	JM Smucker Co. (The)	1,061,682
9,090	Karuna Therapeutics, Inc.*	1,786,185
117,271	Krispy Kreme, Inc.(a)	1,210,237
27,189	Lancaster Colony Corp.	5,364,390
76,670	Lantheus Holdings, Inc.*	3,907,103
36,181	LivaNova Plc*	2,009,493
27,500	ManpowerGroup, Inc.	2,288,275
24,440	MarketAxess Holdings, Inc.	6,816,072
12,957	Molina Healthcare, Inc.*	4,278,661
172,213	Molson Coors Beverage Co. Class B	8,872,414
19,608	Morningstar, Inc.	4,246,897
72,003	Neurocrine Biosciences, Inc.*	8,600,038
65,033	Pacira BioSciences, Inc.*	2,510,924
86,393	Patterson Cos., Inc.	2,421,596
333,416	Paya Holdings, Inc.*	2,623,984
70,809	Paylocity Holding Corp.*	13,755,356
122,502	Pediatrix Medical Group, Inc.*	1,820,380
67,600	Perdoceo Education Corp.*	939,640
165,797	Performance Food Group Co.*	9,680,887
38,300	Pilgrim's Pride Corp.*	908,859
208,238	Premier, Inc. Class A	7,284,165
25,700	Prestige Consumer Healthcare, Inc.*	1,608,820
17,670	Prometheus Biosciences, Inc.*	1,943,700
71,118	PTC Therapeutics, Inc.*	2,714,574
60,900	Quanex Building Products Corp.	1,442,112
12,100	Quest Diagnostics, Inc.	1,892,924
39,700	Rent-A-Center, Inc.	895,235
17,940	Repligen Corp.*(a)	3,037,421
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Consumer, Non-cyclical — continued
154,921	Rocket Pharmaceuticals, Inc.*	3,031,804
34,590	Sarepta Therapeutics, Inc.*	4,482,172
70,300	Select Medical Holdings Corp.	1,745,549
129,412	Simply Good Foods Co. (The)*	4,921,538
41,700	SpartanNash Co.	1,261,008
74,000	Sprouts Farmers Market, Inc.*	2,395,380
35,580	Syneos Health, Inc.*	1,305,074
63,680	TransUnion	3,613,840
53,100	Triton International, Ltd.	3,652,218
31,800	United Therapeutics Corp.*	8,843,262
19,400	Universal Health Services, Inc. Class B	2,733,266
77,466	Vericel Corp.*	2,040,454
31,961	Viad Corp.*	779,529
122,700	Viatris, Inc.	1,365,651
5,600	Weis Markets, Inc.	460,824
52,836	WEX, Inc.*	8,646,611
254,735	WillScot Mobile Mini Holdings Corp.*	11,506,380
118,921	Xencor, Inc.*	3,096,703
		369,739,090
	Energy — 4.6%
98,000	APA Corp.	4,574,640
268,930	ChampionX Corp.	7,796,281
17,168	Chesapeake Energy Corp.(a)	1,620,144
55,050	Diamondback Energy, Inc.	7,529,739
103,064	HF Sinclair Corp.	5,347,991
325,599	Magnolia Oil & Gas Corp. Class A	7,635,297
162,000	Marathon Oil Corp.	4,385,340
60,223	Matador Resources Co.	3,447,164
183,609	NOV, Inc.	3,835,592
206,826	Ovintiv, Inc.	10,488,146
47,300	PDC Energy, Inc.	3,002,604
439,372	Permian Resources Corp. Class A	4,130,097
177,147	ProPetro Holding Corp.*	1,837,014
177,661	SM Energy Co.	6,187,933
		71,817,982
	Financial — 17.0%
62,239	Agree Realty Corp. REIT	4,414,612
61,500	Ally Financial, Inc.	1,503,675
57,000	American Assets Trust, Inc. REIT	1,510,500
102,407	American Equity Investment Life Holding Co.	4,671,807
40,118	American Financial Group, Inc.	5,507,399
44,750	Annaly Capital Management, Inc. REIT	943,330
128,400	Apple Hospitality REIT, Inc. REIT	2,026,152
107,300	Ares Capital Corp.	1,981,831
77,090	Ares Management Corp. Class A	5,276,040
43,424	Artisan Partners Asset Management, Inc. Class A	1,289,693
155,400	Associated Banc-Corp.	3,588,186

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
115,564	Atlantic Union Bankshares Corp.	4,060,919
91,515	Axis Capital Holdings, Ltd.	4,957,367
78,509	Axos Financial, Inc.*	3,000,614
35,400	Bank of NT Butterfield & Son, Ltd. (The)	1,055,274
257,200	Braemar Hotels & Resorts, Inc. REIT	1,057,092
177,700	Brandywine Realty Trust REIT	1,092,855
80,900	Brixmor Property Group, Inc. REIT	1,834,003
6,897	C&F Financial Corp.	401,888
298,662	Cannae Holdings, Inc.*	6,167,370
65,200	Cathay General Bancorp	2,659,508
99,300	Chimera Investment Corp. REIT(a)	546,150
50,200	Citizens Financial Group, Inc.	1,976,374
154,000	City Office REIT, Inc. REIT	1,290,520
58,560	CNA Financial Corp.	2,475,917
157,800	CNO Financial Group, Inc.	3,605,730
51,500	Comerica, Inc.	3,442,775
35,970	Cullen/Frost Bankers, Inc.	4,809,189
196,699	Easterly Government Properties, Inc. REIT Class A	2,806,895
24,973	EastGroup Properties, Inc. REIT	3,697,502
41,000	EPR Properties REIT	1,546,520
77,200	Equitable Holdings, Inc.	2,215,640
30,300	Essent Group, Ltd.	1,178,064
7,865	Evercore, Inc. Class A	857,914
3,678	F&G Annuities & Life, Inc.*	73,597
444	Federal Agricultural Mortgage Corp. Class C	50,043
54,100	Fidelity National Financial, Inc.	2,035,242
35,600	Fifth Third Bancorp	1,168,036
35,500	Financial Institutions, Inc.	864,780
33,000	First American Financial Corp.	1,727,220
63,802	First Busey Corp.	1,577,185
105,300	FNB Corp.	1,374,165
209,166	Franklin Street Properties Corp. REIT	571,023
131,708	FS KKR Capital Corp.(a)	2,304,890
912,540	Genworth Financial, Inc. Class A*	4,827,337
136,839	Glacier Bancorp, Inc.	6,762,583
99,100	Global Net Lease, Inc. REIT	1,245,687
44,642	Hamilton Lane, Inc. Class A	2,851,731
38,500	Hancock Whitney Corp.	1,863,015
66,600	Hanmi Financial Corp.	1,648,350
32,800	Heritage Insurance Holdings, Inc.	59,040
138,200	Hope Bancorp, Inc.	1,770,342
86,500	Horizon Bancorp, Inc.	1,304,420
87,600	Host Hotels & Resorts, Inc. REIT	1,405,980
173,407	Independence Realty Trust, Inc. REIT	2,923,642
69,000	Independent Bank Corp.	1,650,480
64,000	Industrial Logistics Properties Trust REIT	209,280
28,500	Iron Mountain, Inc. REIT	1,420,725
87,500	Jefferies Financial Group, Inc.	2,999,500
159,800	KeyCorp.	2,783,716
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Financial — continued
35,955	Kinsale Capital Group, Inc.	9,402,952
52,020	Kite Realty Group Trust REIT	1,095,021
37,700	Lincoln National Corp.	1,158,144
23,193	LPL Financial Holdings, Inc.	5,013,631
200,100	Medical Properties Trust, Inc. REIT(a)	2,229,114
176,200	MGIC Investment Corp.	2,290,600
53,974	National Storage Affiliates Trust REIT	1,949,541
139,500	Navient Corp.	2,294,775
221,300	Necessity Retail REIT, Inc. (The) REIT	1,312,309
154,400	New Mountain Finance Corp.	1,909,928
185,497	New York Community Bancorp, Inc.	1,595,274
238,634	Newmark Group, Inc. Class A	1,901,913
102,104	NMI Holdings, Inc. Class A*	2,133,974
224,825	Oaktree Specialty Lending Corp.(a)	1,544,548
55,083	Office Properties Income Trust REIT	735,358
73,500	OFG Bancorp	2,025,660
46,100	Omega Healthcare Investors, Inc. REIT	1,288,495
26,400	OneMain Holdings, Inc.	879,384
107,328	Pacific Premier Bancorp, Inc.	3,387,272
27,581	Palomar Holdings, Inc.*	1,245,558
210,429	Physicians Realty Trust REIT	3,044,908
122,100	Piedmont Office Realty Trust, Inc. REIT Class A	1,119,657
77,806	Pinnacle Financial Partners, Inc.	5,710,960
36,768	Piper Sandler Cos.	4,786,826
25,500	Popular, Inc.	1,691,160
184,708	Radian Group, Inc.	3,522,382
156,700	Redwood Trust, Inc. REIT(a)	1,059,292
125,700	Regions Financial Corp.	2,710,092
30,595	Reinsurance Group of America, Inc.	4,347,244
117,600	Sabra Health Care REIT, Inc. REIT	1,461,768
33,500	Sandy Spring Bancorp, Inc.	1,180,205
59,600	Service Properties Trust REIT	434,484
29,296	Signature Bank	3,375,485
73,987	StepStone Group, Inc. Class A	1,862,993
295,739	Summit Hotel Properties, Inc. REIT	2,135,236
78,908	Sun Communities, Inc. REIT	11,283,844
147,000	Tanger Factory Outlet Centers, Inc. REIT	2,637,180
172,600	Uniti Group, Inc. REIT	954,478
72,400	Universal Insurance Holdings, Inc.	766,716
77,500	Unum Group	3,179,825
45,100	Victory Capital Holdings, Inc. Class A	1,210,033
127,699	Voya Financial, Inc.	7,852,211
88,156	Western Alliance Bancorp	5,250,571
73,600	Western Union Co. (The)	1,013,472
6,791	White Mountains Insurance Group, Ltd.	9,604,715
77,100	Zions Bancorp NA	3,790,236
		268,300,738

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Government — 0.1%
68,600	Banco Latinoamericano de Comercio Exterior SA	1,111,320
	Industrial — 17.8%
16,000	Acuity Brands, Inc.	2,649,760
54,242	Advanced Drainage Systems, Inc.	4,446,217
43,010	Advanced Energy Industries, Inc.	3,689,398
42,800	AGCO Corp.	5,935,932
396,098	Air Transport Services Group, Inc.*	10,290,626
42,100	Apogee Enterprises, Inc.	1,871,766
23,256	AptarGroup, Inc.	2,557,695
18,100	ArcBest Corp.	1,267,724
97,039	Argan, Inc.	3,578,798
70,829	Armstrong World Industries, Inc.	4,858,161
26,450	Arrow Electronics, Inc.*	2,765,877
179,330	Atkore, Inc.*	20,339,609
38,007	Axon Enterprise, Inc.*	6,306,502
44,700	Berry Global Group, Inc.	2,701,221
21,600	Boise Cascade Co.	1,483,272
112,335	Cognex Corp.	5,292,102
35,579	Coherent Corp.*	1,248,823
90,022	Columbus McKinnon Corp.	2,923,014
72,103	Comfort Systems USA, Inc.	8,297,613
7,600	Crane Holdings Co.	763,420
40,027	Eagle Materials, Inc.	5,317,587
43,350	Encore Wire Corp.	5,963,226
44,800	Energizer Holdings, Inc.	1,503,040
31,034	Esab Corp.	1,456,115
40,796	Exponent, Inc.	4,042,476
112,094	Federal Signal Corp.	5,209,008
134,600	Flex, Ltd.*	2,888,516
26,350	Forward Air Corp.	2,763,852
327,332	Gates Industrial Corp. Plc*	3,734,858
77,364	Gibraltar Industries, Inc.*	3,549,460
33,500	Greif, Inc. Class A	2,246,510
40,491	HEICO Corp.	6,221,037
148,608	Hexcel Corp.	8,745,581
31,100	Hillenbrand, Inc.	1,327,037
6,400	Huntington Ingalls Industries, Inc.	1,476,352
24,650	IDEX Corp.	5,628,334
189,621	Ingersoll Rand, Inc.	9,907,697
53,500	Jabil, Inc.	3,648,700
62,423	Lincoln Electric Holdings, Inc.	9,019,499
22,100	Louisiana-Pacific Corp.	1,308,320
145,821	MDU Resources Group, Inc.	4,424,209
20,725	Middleby Corp. (The)*	2,775,077
72,305	Modine Manufacturing Co.*	1,435,977
9,900	Mohawk Industries, Inc.*	1,011,978
31,900	Moog, Inc. Class A	2,799,544
95,398	Napco Security Technologies, Inc.*	2,621,537
See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Industrial — continued
27,799	Nordson Corp.	6,608,378
48,300	O-I Glass, Inc.*	800,331
38,200	Owens Corning	3,258,460
10,100	Packaging Corp. of America	1,291,891
66,000	Primoris Services Corp.	1,448,040
123,993	Ranpak Holdings Corp. Class A*	715,440
47,210	RBC Bearings, Inc.*	9,883,413
19,400	Ryder System, Inc.	1,621,258
26,020	Saia, Inc.*	5,455,874
38,000	Sanmina Corp.*	2,177,020
102,750	Schneider National, Inc. Class B	2,404,350
31,600	Silgan Holdings, Inc.	1,638,144
12,200	Snap-on, Inc.	2,787,578
85,360	TD SYNNEX Corp.	8,084,446
12,355	Teledyne Technologies, Inc.*	4,940,888
29,315	Tetra Tech, Inc.	4,256,245
14,600	Timken Co. (The)	1,031,782
48,680	Toro Co. (The)	5,510,576
55,578	TriMas Corp.	1,541,734
64,448	Trimble, Inc.*	3,258,491
107,400	TTM Technologies, Inc.*	1,619,592
81,767	Universal Logistics Holdings, Inc.	2,734,288
15,053	Valmont Industries, Inc.	4,977,576
120,700	Vishay Intertechnology, Inc.	2,603,499
175,968	Vontier Corp.	3,401,461
58,900	Westrock Co.	2,070,924
		280,414,736
	Technology — 9.9%
203,390	ACI Worldwide, Inc.*	4,677,970
46,600	Alpha & Omega Semiconductor, Ltd.*	1,331,362
23,600	Amdocs, Ltd.	2,145,240
136,400	Amkor Technology, Inc.	3,270,872
79,185	Avid Technology, Inc.*	2,105,529
24,210	Bill.com Holdings, Inc.*	2,637,922
151,903	Box, Inc. Class A*	4,728,740
15,642	Concentrix Corp.	2,082,889
36,900	CSG Systems International, Inc.	2,110,680
32,310	CyberArk Software, Ltd.*	4,188,991
30,300	Donnelley Financial Solutions, Inc.*	1,171,095
78,381	DXC Technology Co.*	2,077,097
20,400	Ebix, Inc.	407,184
36,518	Endava Plc, ADR*	2,793,627
101,705	Entegris, Inc.	6,670,831
77,979	Evolent Health, Inc. Class A*	2,189,650
26,803	ExlService Holdings, Inc.*	4,541,232
87,800	Genpact, Ltd.	4,066,896
30,311	Globant SA*	5,097,098
28,811	HubSpot, Inc.*	8,330,124

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Technology — continued
102,256	KBR, Inc.	5,399,117
57,319	Manhattan Associates, Inc.*	6,958,527
81,258	MaxLinear, Inc.*	2,758,709
21,720	MongoDB, Inc. Class A*	4,275,365
14,882	Monolithic Power Systems, Inc.	5,262,424
200,244	NCR Corp.*	4,687,712
32,340	Nova, Ltd.*(a)	2,641,531
59,810	Parsons Corp.*	2,766,213
78,100	Photronics, Inc.*	1,314,423
73,555	Power Integrations, Inc.	5,275,365
76,128	Procore Technologies, Inc.*	3,591,719
208,694	Pure Storage, Inc. Class A*	5,584,651
18,100	Qorvo, Inc.*	1,640,584
58,272	Rapid7, Inc.*	1,980,083
85,240	RingCentral, Inc. Class A*	3,017,496
41,400	Seagate Technology Holdings Plc	2,178,054
53,741	Semtech Corp.*	1,541,829
55,958	Silicon Laboratories, Inc.*	7,591,822
103,300	SMART Global Holdings, Inc.*	1,537,104
47,727	Synaptics, Inc.*	4,541,701
112,850	Tenable Holdings, Inc.*	4,305,227
9,282	Tyler Technologies, Inc.*	2,992,610
29,700	Ultra Clean Holdings, Inc.*	984,555
32,628	Verra Mobility Corp. Class A*	451,245
75,400	Xerox Holdings Corp.	1,100,840
15,994	Zebra Technologies Corp. Class A*	4,101,022
		155,104,957
	Utilities — 1.4%
44,382	IDACORP, Inc.	4,786,598
24,700	National Fuel Gas Co.	1,563,510
94,200	NRG Energy, Inc.	2,997,444
74,607	Portland General Electric Co.(a)	3,655,743
37,543	Southwest Gas Holdings, Inc.	2,323,161
295,829	Vistra Corp.	6,863,233
		22,189,689
	TOTAL COMMON STOCKS (COST $1,430,629,540)	1,511,585,212

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value ($)	Description	Value ($)
	Short-Term Investment — 0.2%
	Mutual Fund - Securities Lending Collateral — 0.2%
3,057,340	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.12%(b)(c)	3,057,340
	TOTAL SHORT-TERM INVESTMENT (COST $3,057,340)	3,057,340
	TOTAL INVESTMENTS — 96.3% (Cost $1,433,686,880)	1,514,642,552
	Other Assets and Liabilities (net) — 3.7%	57,672,742
	NET ASSETS — 100.0%	$1,572,315,294

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	The rate disclosed is the 7-day net yield as of December 31, 2022.
(c)	Represents an investment of securities lending cash collateral.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
190	Russell 2000 E-mini Index	Mar 2023	$16,823,550	$(479,618)
61	S&P Mid 400 E-mini Index	Mar 2023	14,899,860	(338,090)
				$(817,708)

Abbreviations
ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments

Mercer US Small/Mid Cap Equity Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.1
Futures Contracts	(0.1)
Short-Term Investment	0.2
Other Assets and Liabilities (net)	3.8
100.0%
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2022 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.7%
	Australia — 5.0%
223,606	AGL Energy, Ltd.	1,223,722
27,662	Ampol, Ltd.	530,504
8,702	Ansell, Ltd.	166,652
229,100	ANZ Group Holdings, Ltd.	3,675,916
187,820	APA Group	1,370,503
3,071,169	Aurizon Holdings, Ltd.	7,768,520
681,000	Bank of Queensland, Ltd.(a)	3,186,559
2,331,500	Beach Energy, Ltd.	2,521,865
304,077	BHP Group, Ltd.	9,409,354
492,960	BlueScope Steel, Ltd.	5,629,626
848,057	Coles Group, Ltd.	9,615,837
225,700	Elders, Ltd.	1,552,013
194,900	Fortescue Metals Group, Ltd.	2,710,836
2,410,818	Glencore Plc	16,019,456
1,558,600	Harvey Norman Holdings, Ltd.(a)	4,365,264
1,256,900	Helia Group, Ltd.	2,344,008
731,800	Inghams Group, Ltd.	1,419,333
1,524,346	Metcash, Ltd.(a)	4,114,266
1,454,500	Mirvac Group REIT	2,100,966
35,640	Origin Energy, Ltd.	186,587
1,626,284	Orora, Ltd.	3,187,278
12,381	OZ Minerals, Ltd.	234,253
810,700	Perenti, Ltd.*	722,956
90,636	Rio Tinto Plc	6,321,332
238,213	Rio Tinto Plc, ADR	16,960,766
258,182	Rio Tinto, Ltd.	20,381,776
30,174	Sonic Healthcare, Ltd.	613,261
1,086,423	South32, Ltd.	2,947,031
1,011,400	Stockland REIT	2,489,748
345,218	Super Retail Group, Ltd.	2,507,314
310,296	Treasury Wine Estates, Ltd.	2,863,915
56,133	Viva Energy Group, Ltd. 144A	103,922
259,136	Whitehaven Coal, Ltd.	1,655,406
587,107	Woodside Energy Group, Ltd.(a)	14,110,316
371,188	Woolworths Group, Ltd.	8,447,762
210,551	Yancoal Australia, Ltd.(a)	865,278
		164,324,101
	Austria — 0.3%
119,931	ams-OSRAM AG*	874,983
145,742	OMV AG	7,481,622
9,905	Raiffeisen Bank International AG*	162,267
107,300	Wienerberger AG	2,583,478
		11,102,350
	Belgium — 0.7%
66,300	Ageas SA	2,930,823
143,260	Anheuser-Busch InBev SA	8,603,355

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Belgium — continued
79,250	Anheuser-Busch InBev SA, ADR	4,758,170
10,411	Groupe Bruxelles Lambert NV	828,668
21,907	Proximus SADP	210,329
34,200	Solvay SA	3,447,784
7,137	UCB SA	560,303
		21,339,432
	Brazil — 1.0%
1,219,100	Petroleo Brasileiro SA	6,474,466
242,278	Petroleo Brasileiro SA, ADR	2,580,261
292,819	Petroleo Brasileiro SA, Preferred ADR	2,720,289
352,400	Vale SA	5,932,348
140,403	Wheaton Precious Metals Corp.(a)	5,481,618
217,206	Yara International ASA	9,494,356
		32,683,338
	Canada — 2.0%
130,094	Agnico Eagle Mines, Ltd.	6,755,536
255,230	Canadian Pacific Railway, Ltd.(a)	19,015,808
20,100	Canadian Tire Corp., Ltd. Class A	2,099,081
177,660	Franco-Nevada Corp.	24,200,676
300,608	GFL Environmental, Inc.	8,786,772
30,500	Loblaw Cos., Ltd.	2,694,904
103,100	Suncor Energy, Inc.	3,268,124
		66,820,901
	China — 1.3%
1,919,500	3SBio, Inc.	2,041,249
1,310,000	Bank of China, Ltd. Class H	476,672
12,534,000	China Construction Bank Corp. Class H	7,852,870
1,310,000	China Medical System Holdings, Ltd.	2,061,102
47,500	China Merchants Bank Co., Ltd. Class H	265,649
3,542,000	China Resources Cement Holdings, Ltd.	1,878,792
50,500	CITIC Securities Co., Ltd. Class H	102,101
706,000	Hengan International Group Co., Ltd.	3,749,377
4,087,000	Industrial & Commercial Bank of China, Ltd. Class H	2,105,041
3,714,000	Jiangnan Group, Ltd.*	94,695
370,500	Kingboard Holdings, Ltd.	1,179,626
1,940,000	Lee & Man Paper Manufacturing, Ltd.	855,047
1,247,000	Li Ning Co., Ltd.	10,824,445
126,500	Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	405,192
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,045,391
949,000	Shenzhen International Holdings, Ltd.	931,376
1,915,000	Xinyi Glass Holdings, Ltd.	3,567,492
2,782,600	Yangzijiang Shipbuilding Holdings, Ltd.	2,821,605
		42,257,722
	Denmark — 2.3%
387	AP Moller - Maersk AS Class A	853,662
3,165	AP Moller - Maersk AS Class B	7,095,058
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Denmark — continued
181,400	Danske Bank AS	3,574,448
71,900	DFDS AS	2,645,746
50,555	Jyske Bank AS*	3,274,392
297,914	Novo Nordisk AS Class B	40,104,671
248,756	Novozymes AS Class B	12,563,020
47,900	Pandora AS	3,355,409
67,035	Sydbank AS	2,814,992
		76,281,398
	Finland — 0.8%
12,946	Kone OYJ Class B	667,342
1,658,619	Nokia OYJ	7,659,484
232,117	Nordea Bank Abp	2,484,699
796,647	Nordea Bank Abp (Stockholm Exchange)	8,538,753
97,800	TietoEVRY OYJ	2,768,078
108,800	Valmet OYJ	2,921,498
		25,039,854
	France — 11.7%
85,883	Air Liquide SA	12,135,597
32,000	Arkema SA	2,864,668
146,709	AXA SA	4,079,565
521,041	BNP Paribas SA	29,611,301
158,600	Bouygues SA(a)	4,746,212
570,810	Bureau Veritas SA	14,992,331
132,754	Capgemini SE	22,095,252
475,873	Carrefour SA	7,943,169
98,400	Cie de Saint-Gobain	4,794,042
270,602	Cie Generale des Etablissements Michelin SCA	7,504,464
361,100	Credit Agricole SA	3,788,708
484,202	Dassault Systemes SE	17,309,022
506,456	Engie SA	7,236,414
126,888	EssilorLuxottica SA	22,913,260
52,300	Ipsen SA	5,609,624
56,600	IPSOS	3,533,770
5,190	Kering SA	2,633,806
242,399	Legrand SA	19,355,950
32,081	L'Oreal SA	11,421,941
30,689	LVMH Moet Hennessy Louis Vuitton SE	22,268,643
125,400	Metropole Television SA(a)	2,054,338
36,500	Nexity SA(a)	1,015,157
1,822,824	Orange SA	18,055,332
126,217	Pernod Ricard SA	24,752,050
35,500	Quadient SA	521,709
180,000	Rexel SA*	3,542,415
179,896	Sanofi	17,248,734
78,979	Sanofi, ADR	3,824,953
44,300	Societe BIC SA	3,023,502
309,094	Societe Generale SA	7,745,592

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	France — continued
18,000	Sopra Steria Group SACA	2,712,521
8,630	Technip Energies NV	135,116
219,200	Television Francaise 1(a)	1,673,849
80,900	Thales SA	10,300,420
886,358	TotalEnergies SE(a)	55,480,856
101,207	TotalEnergies SE, ADR	6,282,931
		385,207,214
	Georgia — 0.0%
45,361	Bank of Georgia Group Plc	1,421,412
	Germany — 8.4%
35,719	adidas AG	4,858,914
82,588	Allianz SE	17,707,728
41,700	Aurubis AG	3,398,349
433,044	Bayer AG	22,334,172
73,999	Beiersdorf AG	8,466,163
263,310	BMW AG	23,431,237
6,807	Continental AG	406,682
82,700	Covestro AG	3,225,959
84,800	Daimler Truck Holding AG*	2,619,602
85,592	Deutsche Boerse AG	14,743,571
355,244	Deutsche Lufthansa AG*	2,943,975
171,100	Deutsche Pfandbriefbank AG	1,327,548
328,206	Deutsche Post AG	12,322,769
857,862	Deutsche Telekom AG*	17,064,073
134,914	E.ON SE	1,343,974
247,500	Evonik Industries AG	4,737,427
23,299	Fresenius Medical Care AG & Co. KGaA	760,149
349,710	Fresenius SE & Co. KGaA	9,797,231
180,991	GEA Group AG	7,378,810
29,462	Henkel AG & Co. KGaA	1,894,459
332,880	Infineon Technologies AG*	10,100,213
72,715	Knorr-Bremse AG	3,960,962
46,031	LEG Immobilien SE	2,989,843
417,849	Mercedes-Benz Group AG	27,381,278
15,346	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,978,915
173,295	Puma SE	10,486,609
16,390	Rheinmetall AG	3,254,427
103,209	RWE AG	4,581,128
99,065	SAP SE	10,191,033
3,075	Siemens AG*	425,451
27,377	Siltronic AG	1,991,213
202,622	Symrise AG Class A	21,981,633
192,768	TAG Immobilien AG	1,243,647
42,000	Talanx AG*	1,986,621
106,800	United Internet AG	2,153,125
199,155	Vonovia SE	4,680,309
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Germany — continued
58,776	Zalando SE*	2,076,946
		275,226,145
	Hong Kong — 0.7%
1,472,600	AIA Group, Ltd.	16,377,002
213,000	Pacific Basin Shipping, Ltd.	72,047
9,510,000	Tongda Group Holdings, Ltd.*	157,181
1,834,000	United Laboratories International Holdings, Ltd. (The)	1,151,397
8,982,000	WH Group, Ltd. 144A	5,224,669
		22,982,296
	Hungary — 0.1%
384,700	MOL Hungarian Oil & Gas Plc	2,667,763
95,800	Richter Gedeon Nyrt	2,119,149
		4,786,912
	India — 0.5%
646,460	HDFC Bank, Ltd.	12,736,973
1,172,100	Redington, Ltd.	2,557,284
		15,294,257
	Indonesia — 0.1%
1,687,400	Bank Negara Indonesia Persero Tbk PT	999,921
7,888,300	Golden Agri-Resources, Ltd.	1,470,381
		2,470,302
	Ireland — 0.6%
687,863	Bank of Ireland Group Plc	6,533,681
166,702	CRH Plc	6,584,546
79,729	Ryanair Holdings Plc, ADR*	5,960,540
		19,078,767
	Israel — 0.4%
209,233	Bank Hapoalim BM	1,880,933
316,972	Bank Leumi Le-Israel BM	2,632,974
585	Delek Group, Ltd.*	64,162
42,386	ICL Group, Ltd.	305,717
233	Israel Corp., Ltd. (The)	81,882
249,942	Israel Discount Bank, Ltd. Class A	1,309,035
47,772	Mizrahi Tefahot Bank, Ltd.	1,542,080
12,764	Nice, Ltd., ADR*	2,454,517
210,300	Teva Pharmaceutical Industries, Ltd.*	1,966,217
4,594	ZIM Integrated Shipping Services, Ltd.	78,971
		12,316,488
	Italy — 2.2%
3,024,100	A2A SpA	4,018,199
88,540	Assicurazioni Generali SpA	1,570,022
68,743	BPER Banca	140,753
94,000	Coca-Cola HBC AG*	2,230,923
717,504	Enel SpA	3,851,752

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Italy — continued
1,575,973	Eni SpA	22,346,473
7,282	Eni SpA, ADR	208,702
55,810	Ferrari NV	11,924,552
989,706	Leonardo SpA	8,513,482
340,700	Mediobanca Banca di Credito Finanziario SpA	3,266,689
574,748	UniCredit SpA	8,141,039
704,000	Unipol Gruppo SpA	3,424,625
1,274,300	UnipolSai Assicurazioni SpA(a)	3,130,711
		72,767,922
	Japan — 20.2%
144,900	ADEKA Corp.	2,376,472
2,500	AEON REIT Investment Corp. REIT	2,927,356
247,000	AGC, Inc.(a)	8,227,405
10,500	Air Water, Inc.	122,153
4,900	Aisin Corp.	131,093
119,300	Alfresa Holdings Corp.	1,515,380
95,700	Alpen Co., Ltd.(a)	1,416,515
12,900	Alps Alpine Co., Ltd.	117,028
53,400	Amada Co., Ltd.	418,474
107,400	Amano Corp.	1,980,402
106,600	Asahi Group Holdings, Ltd.(a)	3,327,791
85,400	ASKA Pharmaceutical Holdings Co., Ltd.	839,469
343,400	Astellas Pharma, Inc.	5,222,116
187,600	BayCurrent Consulting, Inc.	5,850,726
184,900	Brother Industries, Ltd.	2,812,492
272,200	Canon, Inc.(a)	5,890,842
13,500	Canon, Inc., ADR	292,680
686,994	Chiba Bank, Ltd. (The)	5,008,816
397,100	Chubu Electric Power Co., Inc.	4,099,058
5,700	Chudenko Corp.	90,201
82,900	Chugai Pharmaceutical Co., Ltd.(a)	2,116,088
4,700	Cosmo Energy Holdings Co., Ltd.	124,317
261,600	Credit Saison Co., Ltd.	3,372,478
615,900	Daicel Corp.	4,457,801
354,500	Dai-ichi Life Holdings, Inc.	8,044,056
118,900	Daiwa House Industry Co., Ltd.	2,738,543
60,000	Denka Co., Ltd.	1,375,573
65,600	DIC Corp.(a)	1,156,433
20,400	Disco Corp.	5,836,523
52,800	Eagle Industry Co., Ltd.	428,979
275,800	EDION Corp.(a)	2,688,081
99,200	Electric Power Development Co., Ltd.	1,575,832
1,251,100	ENEOS Holdings, Inc.	4,247,928
16,200	Enplas Corp.	473,925
118,300	Ezaki Glico Co., Ltd.(a)	3,245,640
98,300	FUJIFILM Holdings Corp.	4,935,674
48,700	Fujikura, Ltd.	370,570
20,200	Fujitsu, Ltd.	2,696,752
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
195,000	Fukuoka Financial Group, Inc.	4,441,055
87,100	Furukawa Co., Ltd.	835,056
28,700	Futaba Industrial Co., Ltd.	77,435
398,194	Hachijuni Bank, Ltd. (The)	1,656,815
166,500	Haseko Corp.	1,858,763
326,100	Hazama Ando Corp.(a)	2,078,518
17,200	Hino Motors, Ltd.*	65,570
98,800	Hirose Electric Co., Ltd.	12,430,028
132,800	Hokkaido Electric Power Co., Inc.	469,020
1,171,400	Honda Motor Co., Ltd.	26,917,919
26,620	Honda Motor Co., Ltd., ADR	608,533
20,100	Horiba, Ltd.(a)	872,886
41,200	Hoya Corp.	3,967,153
69,900	Ichinen Holdings Co., Ltd.	659,559
12,800	Idemitsu Kosan Co., Ltd.	297,821
477,000	Inpex Corp.	5,046,739
256,000	Isuzu Motors, Ltd.	3,001,493
100,600	Ito En, Ltd.	3,652,082
278,600	ITOCHU Corp.	8,754,220
62,400	Jaccs Co., Ltd.	1,950,813
90,800	Japan Airlines Co., Ltd.*	1,854,606
153,300	Japan Aviation Electronics Industry, Ltd.	2,450,337
108,700	Japan Petroleum Exploration Co., Ltd.	3,167,619
739,300	Japan Post Holdings Co., Ltd.	6,216,631
271,300	Japan Post Insurance Co., Ltd.	4,772,347
42,700	Japan Tobacco, Inc.(a)	861,152
3,100	JTEKT Corp.	21,827
12,500	Kaken Pharmaceutical Co., Ltd.	368,525
106,500	Kamigumi Co., Ltd.	2,168,824
278,400	Kandenko Co., Ltd.	1,816,684
70,000	Kaneka Corp.	1,745,424
282,500	Kanematsu Corp.	3,211,565
46,200	Kansai Electric Power Co., Inc. (The)	447,837
190,900	Kansai Paint Co., Ltd.	2,342,393
126,300	Kao Corp.(a)	5,030,175
16,200	Kato Sangyo Co., Ltd.	430,952
411,300	Kawasaki Heavy Industries, Ltd.	9,632,173
272,500	Kawasaki Kisen Kaisha, Ltd.(a)	5,755,864
142,200	KDDI Corp.	4,291,488
33,300	Keyence Corp.	12,977,271
294,600	Kirin Holdings Co., Ltd.(a)	4,490,057
15,500	Kissei Pharmaceutical Co., Ltd.	303,081
69,000	Kobayashi Pharmaceutical Co., Ltd.	4,722,195
267,600	Kobe Steel, Ltd.	1,302,052
76,200	Kohnan Shoji Co., Ltd.	1,975,096
31,200	Konica Minolta, Inc.	124,616
91,886	Kose Corp.(a)	10,042,034
343,600	K's Holdings Corp.	2,937,442
147,700	Kuraray Co., Ltd.(a)	1,184,331

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
35,700	KYB Corp.	921,282
86,400	Kyocera Corp.	4,290,369
270,300	Lion Corp.(a)	3,101,551
513,700	Marubeni Corp.	5,898,333
63,400	Maxell, Ltd.	653,004
918,100	Mebuki Financial Group, Inc.	2,324,040
11,500	MEIJI Holdings Co., Ltd.	587,442
513,900	Mitsubishi Chemical Group Corp.	2,666,773
34,300	Mitsubishi Corp.	1,113,395
190,500	Mitsubishi Electric Corp.	1,896,410
196,500	Mitsubishi Gas Chemical Co., Inc.	2,714,915
682,200	Mitsubishi HC Capital, Inc.	3,355,548
253,200	Mitsubishi Heavy Industries, Ltd.	10,043,949
53,000	Mitsubishi Materials Corp.	837,106
38,500	Mitsubishi Motors Corp.*	148,812
1,183,300	Mitsubishi UFJ Financial Group, Inc.	7,972,668
257,300	Mitsui & Co., Ltd.	7,513,562
67,400	Mitsui Chemicals, Inc.	1,519,686
505,500	Mitsui OSK Lines, Ltd.(a)	12,604,456
613,900	Mizuho Financial Group, Inc.	8,635,404
91,200	Mizuho Leasing Co., Ltd.	2,305,142
32,800	Mochida Pharmaceutical Co., Ltd.	865,088
577,500	MonotaRO Co., Ltd.	8,127,762
131,000	MS&AD Insurance Group Holdings, Inc.	4,193,747
16,100	Nachi-Fujikoshi Corp.	439,274
5,800	Nagase & Co., Ltd.	88,003
24,400	NEC Corp.	857,130
22,200	NGK Insulators, Ltd.	282,327
11,800	NHK Spring Co., Ltd.	75,659
265,900	Nintendo Co., Ltd.	11,148,272
3,800	Nippon Electric Glass Co., Ltd.(a)	67,507
12,400	NIPPON EXPRESS HOLDINGS, Inc.(a)	708,598
49,200	Nippon Gas Co., Ltd.	776,342
30,300	Nippon Sanso Holdings Corp.	439,992
126,900	Nippon Soda Co., Ltd.	4,154,822
324,100	Nippon Steel Corp.	5,629,900
347,400	Nippon Telegraph & Telephone Corp.	9,905,027
216,900	Nippon Yusen KK(a)	5,112,426
134,500	Nishio Rent All Co., Ltd.	3,175,319
4,800	Nissin Foods Holdings Co., Ltd.	379,067
29,300	Nitto Denko Corp.	1,698,776
1,934,900	Nomura Holdings, Inc.	7,165,047
287,700	Nomura Research Institute, Ltd.	6,792,114
596,941	North Pacific Bank, Ltd.	1,153,662
4,600	NS Solutions Corp.	111,562
389,700	Obayashi Corp.	2,947,596
18,400	Obic Co., Ltd.	2,706,764
30,500	Omron Corp.	1,480,560
221,900	Ono Pharmaceutical Co., Ltd.	5,184,870
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
594,400	ORIX Corp.	9,543,646
169,800	Osaka Gas Co., Ltd.	2,741,097
72,000	Otsuka Holdings Co., Ltd.	2,349,161
30,200	Prima Meat Packers, Ltd.	503,314
209,500	Rengo Co., Ltd.	1,441,707
1,766,300	Resona Holdings, Inc.	9,681,217
160,500	Ricoh Co., Ltd.	1,224,931
4,400	Rohm Co., Ltd.	317,799
696,000	Rohto Pharmaceutical Co., Ltd.	12,237,826
149,600	Sanki Engineering Co., Ltd.	1,756,265
53,700	Sankyu, Inc.	1,965,751
525,300	Santen Pharmaceutical Co., Ltd.	4,275,813
3,500	Sanyo Chemical Industries, Ltd.	107,299
40,100	Sawai Group Holdings Co., Ltd.	1,253,647
2,500	SCREEN Holdings Co., Ltd.	160,294
100,200	Secom Co., Ltd.	5,728,209
165,600	Seiko Epson Corp.	2,417,262
145,900	Seino Holdings Co., Ltd.	1,295,955
43,500	Seven & i Holdings Co., Ltd.	1,866,005
26,300	SG Holdings Co., Ltd.	364,766
397,900	Shimadzu Corp.	11,293,611
64,800	Shin-Etsu Chemical Co., Ltd.	7,968,320
20,900	Shizuoka Financial Group, Inc.	167,111
378,600	SKY Perfect JSAT Holdings, Inc.	1,391,648
21,400	SMC Corp.	9,014,453
28,600	Sohgo Security Services Co., Ltd.	779,241
345,840	Sojitz Corp.	6,586,805
173,900	Sompo Holdings, Inc.	7,723,324
145,000	Subaru Corp.	2,228,106
1,016,300	SUMCO Corp.(a)	13,533,208
19,600	Sumitomo Bakelite Co., Ltd.	581,561
93,000	Sumitomo Chemical Co., Ltd.	334,094
137,200	Sumitomo Corp.	2,283,461
134,400	Sumitomo Heavy Industries, Ltd.	2,693,195
182,300	Sumitomo Mitsui Financial Group, Inc.	7,317,146
158,100	Sumitomo Mitsui Trust Holdings, Inc.	5,497,463
10,100	Sumitomo Pharma Co., Ltd.	76,471
330,400	Sumitomo Rubber Industries, Ltd.(a)	2,884,693
11,700	Sumitomo Seika Chemicals Co., Ltd.	361,344
89,300	Taiheiyo Cement Corp.	1,392,172
14,000	Takara Standard Co., Ltd.	146,743
211,500	Takeda Pharmaceutical Co., Ltd.	6,589,689
190,638	Takeda Pharmaceutical Co., Ltd., ADR	2,973,953
440,100	Teijin, Ltd.	4,296,099
31,000	Terumo Corp.	880,109
8,600	Toagosei Co., Ltd.(a)	72,479
285,200	Tokio Marine Holdings, Inc.	6,111,660
195,800	Tokuyama Corp.	2,665,177
425,400	Tokyo Electric Power Co. Holdings, Inc.*	1,534,658

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
17,900	Tokyo Electron, Ltd.	5,274,561
308,400	Tokyo Gas Co., Ltd.	6,042,018
85,000	Tokyo Seimitsu Co., Ltd.	2,750,767
6,100	Topcon Corp.	70,780
34,300	TOPPAN, Inc.	507,956
113,400	Toray Industries, Inc.	633,070
16,900	Tosoh Corp.	201,091
72,800	Towa Pharmaceutical Co., Ltd.	1,175,769
54,200	Toyo Ink SC Holdings Co., Ltd.(a)	739,399
8,100	Toyo Seikan Group Holdings, Ltd.	99,573
213,300	Toyo Suisan Kaisha, Ltd.	8,244,572
11,600	Toyo Tanso Co., Ltd.(a)	330,562
13,000	Toyota Tsusho Corp.	481,299
40,400	Trend Micro, Inc.(a)	1,879,995
251,500	TS Tech Co., Ltd.	2,887,737
16,600	Tsubakimoto Chain Co.	375,165
15,500	UACJ Corp.	260,556
152,200	UBE Corp.	2,235,504
35,100	Unicharm Corp.	1,348,189
123,700	Ushio, Inc.	1,525,332
25,700	Valor Holdings Co., Ltd.	354,886
26,900	Warabeya Nichiyo Holdings Co., Ltd.	375,942
4,200	Yakult Honsha Co., Ltd.	272,477
145,000	Yamaha Motor Co., Ltd.(a)	3,307,818
36,200	Yamaichi Electronics Co., Ltd.	468,053
241,500	Yokogawa Electric Corp.	3,852,799
199,400	Yokohama Rubber Co., Ltd. (The)(a)	3,110,123
		665,024,749
	Luxembourg — 0.3%
88,596	ArcelorMittal SA, ADR NYRS	2,322,987
257,068	ArcelorMittal SA	6,742,291
		9,065,278
	Malaysia — 0.1%
1,152,700	Tenaga Nasional Bhd	2,519,978
	Netherlands — 5.3%
249,996	ABN AMRO Bank NV CVA, GDR 144A	3,448,495
7,779	Adyen NV*	10,696,469
666,700	Aegon NV	3,371,254
52,134	ASML Holding NV	28,031,425
10,298	ASML Holding NV, ADR NYRS	5,626,827
76,928	ASR Nederland NV	3,641,196
92,567	Euronext NV	6,832,461
7,467	Heineken Holding NV	574,177
338,300	ING Groep NV*	4,111,643
318,100	Koninklijke Ahold Delhaize NV	9,111,967
93,068	Koninklijke DSM NV	11,353,051
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Netherlands — continued
116,900	Koninklijke Philips NV	1,747,160
29,743	Koninklijke Philips NV, ADR NYRS	445,848
318,729	NN Group NV	12,980,634
39,200	Randstad NV(a)	2,382,989
1,118,642	Shell Plc	31,299,004
433,634	Shell Plc (Amsterdam Exchange)	12,254,830
645,190	Universal Music Group NV(a)	15,499,907
93,121	Wolters Kluwer NV	9,715,716
		173,125,053
	Norway — 0.5%
89,196	Aker BP ASA	2,753,477
100,400	Austevoll Seafood ASA	901,470
172,500	DNB Bank ASA	3,404,997
113,576	Equinor ASA	4,056,039
29,191	Equinor ASA, ADR	1,045,330
377,400	Orkla ASA	2,717,770
		14,879,083
	Philippines — 0.0%
3,939,800	Vista Land & Lifescapes, Inc.	116,651
	Portugal — 0.2%
773,869	EDP - Energias de Portugal SA	3,845,443
244,499	Galp Energia SGPS SA	3,290,471
16,514	Jeronimo Martins SGPS SA	355,664
		7,491,578
	Russia — 0.0%
3,792,080	Gazprom PJSC(b)(c)(d)	120,515
113,778	LUKOIL PJSC(b)(c)(d)	77,618
8,430	MMC Norilsk Nickel PJSC(b)(c)(d)	23,096
18,119	Novatek PJSC(b)(c)(d)	3,053
169,349	Rosneft Oil Co. PJSC(b)(c)(d)	6,960
1,092,670	Sberbank of Russia PJSC*(b)(c)(d)	19,458
296,674	Tatneft PJSC(b)(c)(d)	14,956
		265,656
	Singapore — 0.2%
954,000	IGG, Inc.*	354,467
259,300	United Overseas Bank, Ltd.	5,935,364
112,800	Venture Corp., Ltd.	1,434,811
		7,724,642
	South Africa — 0.6%
17,400	Anglo American Platinum, Ltd.	1,457,121
469,307	Anglo American Plc	18,271,000
1,003,000	Old Mutual, Ltd.(a)	614,113
		20,342,234

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	South Korea — 1.3%
3,150	Doosan Bobcat, Inc.	86,192
17,839	Hanwha Aerospace Co., Ltd.*	1,038,316
65,212	Hyundai Doosan Infracore Co., Ltd.	412,571
1,496	Hyundai Mobis Co., Ltd.	237,207
17,844	Hyundai Motor Co.	2,130,838
143,403	Kia Corp.*	6,725,028
49,548	KT&G Corp.*	3,585,324
611,479	Samsung Electronics Co., Ltd.	26,741,628
53,489	SK Telecom Co., Ltd.	2,005,044
		42,962,148
	Spain — 2.1%
153,694	Amadeus IT Group SA*	7,963,649
384,863	Banco Bilbao Vizcaya Argentaria SA	2,314,137
48,347	Banco Bilbao Vizcaya Argentaria SA, ADR	290,565
2,390,079	Banco Santander SA	7,148,647
102,501	Banco Santander SA, ADR	302,378
409,353	CaixaBank SA	1,604,230
326,727	Cellnex Telecom SA	10,781,780
1,565,400	Iberdrola SA	18,260,449
20,191	Let's GOWEX SA*(b)(c)	—
1,599,120	Mapfre SA	3,089,055
481,400	Mediaset Espana Comunicacion SA*(a)	1,702,647
885,118	Repsol SA	14,027,930
599,123	Telefonica SA	2,164,416
		69,649,883
	Sweden — 2.2%
129,900	Boliden AB	4,877,717
542,089	Electrolux AB Class B (a)	7,324,276
356,144	Epiroc AB Class A	6,489,173
285,144	Essity AB Class B	7,479,232
395,573	H & M Hennes & Mauritz AB Class B (a)	4,261,156
812,354	Hexagon AB Class B	8,498,161
178,400	Husqvarna AB Class B	1,251,942
11,549	Investor AB Class B	209,000
490,442	Securitas AB Class B (a)	4,093,175
370,500	SKF AB Class B	5,659,108
156,290	SSAB AB Class A	854,086
136,597	SSAB AB Class B	710,548
298,578	Svenska Cellulosa AB SCA Class B	3,781,119
250,447	Swedbank AB Class A	4,261,649
2,081,586	Telia Co. AB(a)	5,326,079
390,400	Volvo AB Class B	7,062,008
		72,138,429
	Switzerland — 5.7%
76,200	Adecco Group AG	2,508,703
169,909	Alcon, Inc.	11,602,735
5,300	Bucher Industries AG	2,215,780
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Switzerland — continued
251	Chocoladefabriken Lindt & Spruengli AG	2,558,290
51,132	Cie Financiere Richemont SA Class A	6,626,380
358,000	Credit Suisse Group AG	1,069,511
12,195	Geberit AG	5,740,297
2,605	Givaudan SA	7,976,616
25,000	Helvetia Holding AG	2,912,884
170,047	Julius Baer Group, Ltd.	9,899,191
30,215	Lonza Group AG	14,797,251
593,253	Novartis AG	53,599,242
45,719	Schindler Holding AG	8,593,314
4,020	SGS SA	9,341,764
58,446	Sika AG	14,005,056
8,585	Swatch Group AG (The)	2,440,397
25,598	Swatch Group AG (The) (SIX Swiss Exchange)	1,329,148
9,646	Swiss Life Holding AG	4,971,047
1,270,494	UBS Group AG	23,626,080
		185,813,686
	Taiwan — 1.0%
1,758,000	ASE Technology Holding Co., Ltd.	5,370,864
1,513,000	Chipbond Technology Corp.	2,825,599
1,714,000	Compeq Manufacturing Co., Ltd.	2,481,593
1,210,650	Fubon Financial Holding Co., Ltd.	2,217,618
780,000	Hon Hai Precision Industry Co., Ltd.	2,535,244
95,000	MediaTek, Inc.	1,931,805
201,000	Novatek Microelectronics Corp.	2,063,266
160,395	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,947,824
2,199,000	United Microelectronics Corp.*	2,911,919
		34,285,732
	Thailand — 0.0%
10,006,800	Quality Houses PCL Class F	664,520
	Turkey — 0.4%
663,400	BIM Birlesik Magazalar AS	4,851,596
280,700	Coca-Cola Icecek AS	3,064,990
161,943	Haci Omer Sabanci Holding AS	389,989
564,485	Turk Hava Yollari AO*	4,248,828
588,361	Turkiye Garanti Bankasi AS	944,169
		13,499,572
	United Kingdom — 8.5%
397,907	3i Group Plc	6,420,989
180,900	Associated British Foods Plc	3,429,450
155,020	AstraZeneca Plc	20,918,611
504,900	Aviva Plc	2,689,321
485,400	BAE Systems Plc	4,998,080
482,200	Balfour Beatty Plc	1,958,210
4,950,607	Barclays Plc	9,440,004
288,541	Barclays Plc, ADR	2,250,620

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	United Kingdom — continued
280,200	Barratt Developments Plc	1,337,425
54,979	Bellway Plc	1,261,511
1,124,647	BP Plc	6,424,629
630,841	BP Plc, ADR	22,035,276
235,600	British American Tobacco Plc	9,299,881
88,731	British American Tobacco Plc, ADR	3,547,465
1,821,700	BT Group Plc	2,455,378
2,196,700	Centrica Plc	2,550,456
614,500	CK Hutchison Holdings, Ltd.	3,688,598
262,400	CNH Industrial NV	4,190,893
518,680	Compass Group Plc	11,963,674
208,800	Crest Nicholson Holdings Plc	594,258
45,710	Croda International Plc	3,631,182
992,500	Currys Plc	639,919
368,962	Diageo Plc	16,199,596
1,216	Diageo Plc, ADR	216,679
455,973	Experian Plc	15,429,027
270,159	Hiscox, Ltd.	3,540,596
3,094,800	HSBC Holdings Plc	19,250,929
653,255	IMI Plc	10,121,113
229,500	Imperial Brands Plc	5,717,320
143,809	Intertek Group Plc	6,978,332
1,581,400	J Sainsbury Plc	4,141,235
1,756,600	Kingfisher Plc	4,988,828
7,342,700	Lloyds Banking Group Plc	4,010,855
515,100	Man Group Plc	1,324,115
1,180,848	Marks & Spencer Group Plc*	1,751,406
681,500	Mitchells & Butlers Plc*	1,131,292
938,321	NatWest Group Plc	2,993,330
123,169	Ocado Group Plc*	913,851
492,348	Paragon Banking Group Plc	3,337,304
424,064	QinetiQ Group Plc	1,821,081
181,531	Reckitt Benckiser Group Plc	12,564,648
332,100	Redrow Plc	1,812,855
192,666	RELX Plc	5,302,623
1,031,090	Segro Plc REIT	9,470,920
523,712	Smith & Nephew Plc	6,989,555
60,163	Smith & Nephew Plc, ADR	1,617,783
45,353	Spirax-Sarco Engineering Plc	5,791,029
1,350,500	Taylor Wimpey Plc	1,651,322
1,767,600	Tesco Plc	4,767,045
125,400	Vistry Group Plc(a)	943,528
		280,504,027
	United States — 8.0%
47,348	Agilent Technologies, Inc.	7,085,628
80,554	Analog Devices, Inc.	13,213,273
21,078	ANSYS, Inc.*	5,092,234
103,481	Bruker Corp.	7,072,926
See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	United States — continued
49,509	Cadence Design Systems, Inc.*	7,953,126
94,340	CSL, Ltd.	18,409,927
860,624	GSK Plc	14,882,682
441,614	GSK Plc, ADR	15,518,316
2,592,883	Haleon Plc*	10,209,981
92,600	Holcim AG*	4,792,140
63,270	ICON Plc, ADR*	12,290,197
81,612	Janus Henderson Group Plc	1,919,514
674,400	JBS SA	2,808,856
235,675	Nestle SA	27,291,634
158,292	Roche Holding AG	49,701,498
65,560	Roche Holding AG, ADR	2,566,674
323,100	Schneider Electric SE	45,075,958
155,300	Signify NV	5,201,042
177,711	Stellantis NV	2,515,677
255,527	Stellantis NV (EN Paris Exchange)(a)	3,618,876
39,890	Swiss Re AG	3,728,585
70,070	Tenaris SA	1,217,828
72,563	Tenaris SA, ADR	2,551,315
		264,717,887
	TOTAL COMMON STOCKS (COST $3,229,221,903)	3,116,191,597

	INVESTMENT COMPANY — 0.4%
	United States — 0.4%
296,255	iShares MSCI Eurozone ETF	11,694,666
	TOTAL INVESTMENT COMPANY (COST $11,712,092)	11,694,666

	PREFERRED STOCKS — 0.9%
	Brazil — 0.2%
1,162,400	Petroleo Brasileiro SA, 42.90%	5,393,967
	Germany — 0.7%
5,781	BMW AG, 7.32%	490,805
37,871	Henkel AG & Co. KGaA, 2.84%	2,627,966
67,437	Porsche Automobil Holding SE, 5.00%	3,687,851
414,900	Schaeffler AG, 7.86%	2,818,434
105,214	Volkswagen AG, 22.88%	13,072,754
		22,697,810
	South Korea — 0.0%
44,830	Samsung Electronics Co., Ltd., 2.14%	1,790,364
	TOTAL PREFERRED STOCKS (COST $41,163,596)	29,882,141

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)

	WARRANT — 0.0%
	Switzerland — 0.0%
236,912	Cie Financiere Richemont SA Expires 11/22/23*	197,171
	TOTAL WARRANT (COST $—)	197,171

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 2.9%
	Mutual Fund - Securities Lending Collateral — 2.9%
97,215,006	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.12%(e)(f)	97,215,006
	TOTAL SHORT-TERM INVESTMENT (COST $97,215,006)	97,215,006
	TOTAL INVESTMENTS — 98.9% (Cost $3,379,312,597)	3,255,180,581
	Other Assets and Liabilities (net) — 1.1%	35,565,644
	NET ASSETS — 100.0%	$3,290,746,225

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(c)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $265,656 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at December 31, 2022 was $30,137,646.

(d)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $265,656 which represents 0.0% of net assets. The aggregate cost of these securities held at December 31, 2022 was $29,569,045.

(e)	The rate disclosed is the 7-day net yield as of December 31, 2022.
(f)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $8,777,086 which represents 0.3% of net assets.

Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buy
835	MSCI EAFE Index	Mar 2023	$81,387,450	$(1,672,568)

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Abbreviations
ADR	—	American Depository Receipt
CVA	—	Certificaten Van Aandelen
GDR	—	Global Depository Receipt
NYRS	—	New York Registry Shares
REIT	—	Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments

Mercer Non-US Core Equity Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	24.8
Financial	15.6
Industrial	14.1
Consumer, Cyclical	11.5
Basic Materials	9.5
Energy	7.5
Technology	7.4
Communications	3.2
Utilities	2.0
Investment Company	0.4
Diversified	0.0*
Short-Term Investment	2.9
Other Assets and Liabilities (net)	1.1
100.0%

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2022 (Unaudited)

Par Value(a)		Description	Value ($)
		DEBT OBLIGATIONS — 99.9%
		Asset Backed Securities — 12.5%
201,000		ABPCI Direct Lending Fund ABS I, Ltd., Series 2020-1A, Class A, 3.20%, due 12/20/30 144A	183,300
2,559,000		Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, due 08/15/46 144A	2,190,857
2,660,000		American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75%, due 08/15/27	2,602,496
107,156		AmeriCredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, due 02/18/25	106,541
336,423		AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, due 04/18/25	333,123
600,000		AmeriCredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, due 07/18/25	589,331
318,057		AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, due 01/21/25	315,881
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, due 01/19/27	363,915
400,000		AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, due 08/18/27	360,459
179,000		AMSR Trust, Series 2020-SFR4, Class A, 1.36%, due 11/17/37 144A	160,297
1,350,000		AMSR Trust, Series 2021-SFR1, Class A, 1.95%, due 06/17/38(b) 144A	1,114,024
1,529,000		AMSR Trust, Series 2021-SFR2, Class A, 1.53%, due 08/17/38 144A	1,311,195
2,742,000		AMSR Trust, Series 2022-SFR3, Class A, 4.00%, due 10/17/39 144A	2,535,132
3,500,000		Anchorage Capital CLO 7, Ltd., Series 2015-7A, Class AR2, 5.46% (3 mo. USD LIBOR + 1.09%), due 01/28/31(c) 144A	3,451,161
488,070		Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/05/49 144A	481,107
176,275		Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 07/17/46 144A	161,276
756,585		Arbys Funding LLC, Series 2020-1A, Class A2, 3.24%, due 07/30/50 144A	642,509
1,245,848		ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, due 08/15/28 144A	1,242,678
3,500,000		Atlas Static Senior Loan Fund CLO I, Ltd., Series 2022-1A, Class A, 5.10% (3 mo. TSFR + 2.60%), due 07/15/30(c) 144A	3,457,111
696,000		Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, due 03/20/26 144A	648,484
470,000		Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, due 08/20/26 144A	435,490
1,838,000		BA Credit Card Trust, Series, 2022-A2, Class A2, 5.00%, due 04/17/28	1,857,422
2,500,000	EUR	Barings Euro CLO DAC, Series 2015-1A, Class ARR, 2.52% (3 mo. EURIBOR + 0.98%), due 07/25/35(c) 144A	2,543,661
198,000		BMW Vehicle Lease Trust, Series 2022-1, Class A3, 1.10%, due 03/25/25	191,605
1,250,000	EUR	BNPP AM Euro CLO DAC, Series 2018-1A, Class AR, 1.98% (3 mo. EURIBOR + 0.60%), due 04/15/31(c) 144A	1,290,104
267,932		BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A, 3.28%, due 09/26/33 144A	251,912
366,000		Capital Automotive REIT, LP, Series 2020-1A, Class B1, 4.17%, due 02/15/50 144A	334,387
1,750,000	EUR	Carlyle Global Market Strategies Euro CLO, Ltd., Series 2014-2A, Class AR1, 2.55% (3 mo. EURIBOR + 0.75%), due 11/15/31(c) 144A	1,805,432
282,000		Carlyle US CLO, Ltd., Series 2019-2A, Class A1R, 5.20% (3 mo. USD LIBOR + 1.12%), due 07/15/32(c) 144A	275,649
400,000		CarMax Auto Owner Trust, Series 2020-4, Class C, 1.30%, due 08/17/26	365,139
300,000		CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, due 02/16/27	271,371
310,000		CarMax Auto Owner Trust, Series 2021-3, Class C, 1.25%, due 05/17/27	274,967
300,000		CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, due 07/15/27	264,155
400,000		CarMax Auto Owner Trust, Series 2022-1, Class C, 2.20%, due 11/15/27	362,873
200,000		CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, due 07/17/28	174,282
595,000		CarMax Auto Owner Trust, Series 2022-4, Class A3, 5.34%, due 08/16/27	601,186
1,401,510		CF Hippolyta LLC, Series 2020-1, Class A1, 1.69%, due 07/15/60 144A	1,252,516
841,321		CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, due 03/15/61 144A	728,617

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
843,317	CIFC Funding CLO, Ltd., Series 2014-2RA, Class A1, 5.37% (3 mo. USD LIBOR + 1.05%), due 04/24/30(c) 144A	833,698
1,500,000	CIFC Funding CLO, Ltd., Series 2015-1A, Class ARR, 5.43% (3 mo. USD LIBOR + 1.11%), due 01/22/31(c) 144A	1,481,205
1,200,000	Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, due 10/13/30	1,159,888
812,225	CLI Funding VI LLC, Series 2020-1A, Class A, 2.08%, due 09/18/45 144A	704,563
626,731	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, due 02/18/46 144A	535,441
563,734	CLI Funding VIII LLC, Series 2022-1A, Class A1, 2.72%, due 01/18/47 144A	479,989
158,566	Commonbond Student Loan Trust, Series 2017-BGS, Class A1, 2.68%, due 09/25/42 144A	146,052
2,250,000	Crown City CLO I, Series 2020-1A, Class A1AR, 5.43% (3 mo. USD LIBOR + 1.19%), due 07/20/34(c) 144A	2,181,078
1,250,000	Crown Point CLO 11, Ltd., Series 2021-11A, Class A, 5.20% (3 mo. USD LIBOR + 1.12%), due 01/17/34(c) 144A	1,224,014
359,000	DataBank Issuer, Series 2021-1A, Class A2, 2.06%, due 02/27/51 144A	311,613
2,332,440	DB Master Finance LLC, Series 2021-1A, Class A23, 2.79%, due 11/20/51 144A	1,803,806
1,142,460	DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, due 11/20/51 144A	978,905
112,000	Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, due 04/15/49 144A	87,193
757,238	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.12%, due 07/25/47 144A	696,582
3,392,340	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, due 04/25/51 144A	2,831,866
10,182	Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, due 07/15/25	10,168
473,565	Driven Brands Funding LLC, Series 2020-2A, Class A2, 3.24%, due 01/20/51 144A	393,187
480,150	Driven Brands Funding LLC, Series 2021-1A, Class A2, 2.79%, due 10/20/51 144A	382,366
459,000	Elmwood CLO IV, Ltd., Series 2020-1A, Class A, 5.32% (3 mo. USD LIBOR + 1.24%), due 04/15/33(c) 144A	452,088
670	FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, due 10/19/37	594
416,075	FirstKey Homes Trust, Series 2021-SFR1, Class A, 1.54%, due 08/17/38 144A	361,273
401,000	FirstKey Homes Trust, Series 2021-SFR1, Class D, 2.19%, due 08/17/38 144A	337,492
1,104,752	FirstKey Homes Trust, Series 2022-SFR1, Class A, 4.15%, due 05/17/39 144A	1,037,794
2,632,959	FirstKey Homes Trust, Series 2022-SFRA, Class A, 3.10%, due 03/17/39 144A	2,364,332
396,975	Five Guys Funding LLC, Series 2017-1A, Class A2, 4.60%, due 07/25/47 144A	372,816
300,000	Ford Credit Auto Owner Trust, Series 2020-C, Class C, 1.04%, due 05/15/28	276,091
153,000	Ford Credit Auto Owner Trust, Series 2022-A, Class A3, 1.29%, due 06/15/26	145,553
300,000	Ford Credit Auto Owner Trust, Series 2022-A, Class C, 2.14%, due 07/15/29	274,716
2,282,000	Ford Credit Auto Owner Trust, Series 2022-B, Class A4, 3.93%, due 08/15/27	2,222,916
818,000	Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, due 04/15/26	793,876
698,000	Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A, 1.06%, due 09/15/27	628,144
1,000,000	Generate CLO-2, Ltd., Series 2A, Class AR, 5.47% (3 mo. USD LIBOR + 1.15%), due 01/22/31(c) 144A	987,548
3,500,000	Generate CLO-4, Ltd., Series 4A, Class A1R, 5.33% (3 mo. USD LIBOR + 1.09%), due 04/20/32(c) 144A	3,453,611
300,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.04%, due 05/17/27	274,477
164,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-4, Class A3, 0.68%, due 09/16/26	155,005
475,000	Golub Capital Partners ABS Funding, Ltd., Series 2020-1A, Class A2, 3.21%, due 01/22/29 144A	434,322
434,000	Golub Capital Partners ABS Funding, Ltd., Series 2021-1A, Class A2, 2.77%, due 04/20/29 144A	392,931
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
2,500,000	EUR	Grosvenor Place, Series, 2022-1A, Class A, 4.34% (3 mo. EURIBOR + 2.00%), due 11/24/35 144A	2,657,118
476,000		HI-FI Music IP Issuer, LP, Series 2022-1A, Class A2, 3.94%, due 02/01/62 144A	427,394
76,275		Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, due 12/26/28 144A	75,095
63,958		Hilton Grand Vacations Trust, Series 2018-AA, Class A, 3.54%, due 02/25/32 144A	61,865
80,114		Home Equity Asset Trust, Series 2003-8, Class M1, 5.47% (1 mo. USD LIBOR + 1.08%), due 04/25/34(c)	77,376
279,000		Honda Auto Receivables Owner Trust, Series 2021-2, Class A4, 0.55%, due 08/16/27	257,965
238,000		Hyundai Auto Lease Securitization Trust, Series 2022-A, Class A3, 1.16%, due 01/15/25 144A	229,752
818,000		Hyundai Auto Receivables Trust, Series, 2022-C, Class A3, 5.39%, due 06/15/27	826,998
2,000,000	EUR	Invesco Euro CLO I DAC, Series 1A, Class A1R, 2.03% (3 mo. EURIBOR + 0.65%), due 07/15/31(c) 144A	2,071,593
191,588		Jack In The Box Funding LLC, Series 2019-1A, Class A23, 4.97%, due 08/25/49 144A	169,961
486,590		Jack In The Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, due 02/26/52 144A	423,654
174,975		JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 02/26/29 144A	164,979
28,200		Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2B, 2.81%, due 11/25/42 144A	27,654
1,000,000	EUR	Madison Park Euro Funding CLO XIV DAC, Series 14A, Class A1R, 2.18% (3 mo. EURIBOR + 0.80%), due 07/15/32(c) 144A	1,034,382
3,500,000		Madison Park Funding CLO XXXIII, Ltd., Series 2019-33A, Class AR, 5.15% (3 mo. TSFR + 1.29%), due 10/15/32(c) 144A	3,427,525
2,000,000		Madison Park Funding CLO XXXVIII, Ltd., Series 2021-38A, Class A, 5.20% (3 mo. USD LIBOR + 1.12%), due 07/17/34(c) 144A	1,953,666
500,000		Mercedes-Benz Auto Receivables Trust, Series, 2022-1, Class A3, 5.21%, due 08/16/27	504,667
741,126		MidOcean Credit CLO III, Series 2014-3A, Class A1R, 5.40% (3 mo. USD LIBOR + 1.12%), due 04/21/31(c) 144A	727,132
61,803		Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1, 5.41% (1 mo. USD LIBOR + 1.02%), due 10/25/33(c)	60,631
17,904		Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC7, Class M1, 5.44% (1 mo. USD LIBOR + 1.05%), due 06/25/33(c)	17,755
50,368		Navient Private Education Loan Trust, Series 2016-AA, Class A2A, 3.91%, due 12/15/45 144A	48,758
276,602		Navient Private Education Refi Student Loan Trust, Series 2019-FA, Class A2, 2.60%, due 08/15/68 144A	256,131
380,594		Navient Private Education Refi Student Loan Trust, Series 2020-HA, Class A, 1.31%, due 01/15/69 144A	341,855
407,918		Neighborly Issuer, Series 2022-1A, Class A2, 3.70%, due 01/30/52 144A	324,987
707,230		Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.58%, due 04/30/51 144A	568,832
148,757		New Century Home Equity Loan Trust, Series 2003-A, Class A, 3.42% (1 mo. USD LIBOR + 0.72%), due 10/25/33(c) 144A	139,681
785,000		New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, due 10/20/61 144A	664,736
203,000		New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, due 10/20/61 144A	167,309
2,643,000		NextGear Floorplan Master Owner Trust, Series 2022-1A, Class A2, 2.80%, due 03/15/27 144A	2,492,004
1,500,000		Northwoods Capital CLO 22, Ltd., Series 2020-22A, Class AR, 5.85% (3 mo. TSFR + 1.45%), due 09/01/31(c) 144A	1,482,454
106,024		NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1, Class A, 3.10%, due 07/25/26 144A	92,700
1,828,576		Oak Street Investment Grade Net Lease Fund, Series 2021-1A, Class A1, 1.48%, due 01/20/51 144A	1,598,787

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
728,231	Oak Street Investment Grade Net Lease Fund, Series 2021-2A, Class A1, 2.38%, due 11/20/51 144A	640,126
1,250,000	OCP CLO, Ltd., Series 2015-9A, Class A1R2, 5.11% (3 mo. TSFR + 1.25%), due 01/15/33(c) 144A	1,228,097
272,000	OCP CLO, Ltd., Series 2020-19A, Class AR, 5.39% (3 mo. USD LIBOR + 1.15%), due 10/20/34(c) 144A	265,708
1,000,000	OFSI BSL XI CLO, Ltd., Series 2022-11A, Class A1, 6.03% (3 mo. TSFR + 2.10%), due 07/18/31(c) 144A	996,379
68,453	Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, due 02/15/27 144A	67,925
2,340,084	OZLM Funding IV CLO, Ltd., Series 2013-4A, Class A1R, 5.57% (3 mo. USD LIBOR + 1.25%), due 10/22/30(c) 144A	2,311,093
247,297	OZLM XI CLO, Ltd., Series 2015-11A, Class A1R, 5.66% (3 mo. USD LIBOR + 1.25%), due 10/30/30(c) 144A	243,997
2,500,000	Palmer Square CLO, Ltd., Series 2015-1A, Class A1A4, 5.81% (3 mo. USD LIBOR + 1.13%), due 05/21/34(c) 144A	2,448,795
750,000	Palmer Square CLO, Ltd., Series 2018-2A, Class A1A, 5.18% (3 mo. USD LIBOR + 1.10%), due 07/16/31(c) 144A	740,591
2,000,000	Park Avenue Institutional Advisers CLO, Ltd., Series 2018-1A, Class A1A4, 5.24% (3 mo. USD LIBOR + 1.00%), due 10/20/31(c) 144A	1,955,712
2,492,000	PFS Financing Corp., Series 2022-A, Class A, 2.47%, due 02/15/27 144A	2,342,795
1,329,000	Progress Residential Trust, Series 2019-SFR4, Class A, 2.69%, due 10/17/36 144A	1,259,290
1,017,171	Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, due 04/17/37 144A	928,137
1,362,782	Progress Residential Trust, Series 2021-SFR2, Class A, 1.55%, due 04/19/38 144A	1,192,035
246,000	Progress Residential Trust, Series 2021-SFR8, Class B, 1.68%, due 10/17/38 144A	203,742
1,570,000	Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, due 04/17/27	1,389,189
3,542	Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4, 4.93%, due 08/25/35(d)	3,430
250,000	Romark CLO II, Ltd., Series 2018-2A, Class A1, 5.53% (3 mo. USD LIBOR + 1.18%), due 07/25/31(c) 144A	245,719
739,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, due 04/20/45 144A	689,705
117,730	Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46%, due 09/15/25	117,356
265,615	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, due 01/15/26	263,251
250,850	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, due 01/15/26	248,345
400,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, due 06/15/26	389,196
800,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, due 07/15/27	748,378
700,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, due 09/15/27	673,493
900,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, due 02/16/27	855,835
600,000	Santander Drive Auto Receivables Trust, Series 2022-1, Class C, 2.56%, due 04/17/28	573,551
653,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class A, 2.51%, due 01/26/32 144A	615,618
483,750	Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, due 07/25/49 144A	448,653
31,376	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A, 3.20%, due 01/20/36 144A	30,181
395,113	Silver Creek CLO, Ltd., Series 2014-1A, Class AR, 5.48% (3 mo. USD LIBOR + 1.24%), due 07/20/30(c) 144A	391,886
324,664	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.84%, due 06/15/37 144A	303,747
584,332	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, due 03/17/53 144A	512,367
482,473	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, due 01/20/50 144A	430,031
355,500	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, due 08/20/51 144A	284,555
650,087	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, due 02/25/44 144A	634,686
547,000	Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, due 10/25/44 144A	512,464
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
2,178,000	Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.88%, due 03/26/46 144A	1,884,545
184,215	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.67%, due 02/15/45 144A	147,239
1,004,850	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 08/25/51 144A	852,214
1,874,070	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.29%, due 08/25/51 144A	1,511,077
1,000,000	TCW CLO, Ltd., Series 2019-2A, Class A1R, 5.24% (3 mo. TSFR + 1.28%), due 10/20/32(c) 144A	976,796
279,278	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, due 02/20/46 144A	232,164
1,204,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, due 11/25/31 144A	1,160,910
364,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, due 05/25/33 144A	333,275
417,000	Toyota Auto Receivables Owner Trust, Series 2022-A, Class A3, 1.23%, due 06/15/26	395,617
714,000	Toyota Auto Receivables Owner Trust, Series, 2022-D, Class A3, 5.30%, due 09/15/27	722,747
1,527,118	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, due 03/17/38 144A	1,400,564
2,663,416	Tricon Residential Trust, Series 2022-SFR2, Class A, 4.85%, due 07/17/40 144A	2,510,441
1,500,000	Trimaran Cavu CLO, Ltd., Series 2021-1A, Class A, 5.53% (3 mo. USD LIBOR + 1.21%), due 04/23/32(c) 144A	1,468,969
632,443	Triton Container Finance VIII LLC, Series 2020-1A, Class A, 2.11%, due 09/20/45 144A	542,262
570,338	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, due 03/20/46 144A	476,649
1,433,057	U.S. Small Business Administration, Series 2013-20H, Class 1, 3.16%, due 08/01/33	1,359,714
876,181	U.S. Small Business Administration, Series 2013-20L, Class 1, 3.38%, due 12/01/33	831,651
1,146,823	U.S. Small Business Administration, Series 2014-20C, Class 1, 3.21%, due 03/01/34	1,073,178
472,364	U.S. Small Business Administration, Series 2014-20D, Class 1, 3.11%, due 04/01/34	444,657
399,369	U.S. Small Business Administration, Series 2014-20I, Class 1, 2.92%, due 09/01/34	372,881
2,017,731	U.S. Small Business Administration, Series 2019-25F, Class 1, 2.77%, due 06/01/44	1,802,571
840,767	U.S. Small Business Administration, Series 2020-25D, Class 1, 1.77%, due 04/01/45	699,306
2,011,420	U.S. Small Business Administration, Series 2022-25A, Class 1, 2.04%, due 01/01/47	1,690,668
2,485,422	U.S. Small Business Administration, Series 2022-25D, Class 1, 3.50%, due 04/01/47	2,286,428
1,706,820	U.S. Small Business Administration, Series 2022-25E, Class 1, 3.94%, due 05/01/47	1,615,995
2,711,000	U.S. Small Business Administration, Series 2022-25G, Class 1, 3.93%, due 07/01/47	2,582,126
2,281,000	U.S. Small Business Administration, Series, 2022-25J, Class 1, 5.04%, due 10/01/47	2,296,738
2,357,000	Vantage Data Centers Issuers LLC, Series 2020-1A, Class A2, 1.65%, due 09/15/45 144A	2,081,611
1,204,000	Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, due 09/15/45 144A	991,706
112,848	VCP RRL ABS I, Ltd., Series 2021-1A, Class A, 2.15%, due 10/20/31 144A	102,376
500,000	Venture XIX CLO, Ltd., Series 2014-19A, Class ARR, 5.34% (3 mo. USD LIBOR + 1.26%), due 01/15/32(c) 144A	487,957
2,372,000	Verizon Master Trust, Series 2021-2, Class A, 0.99%, due 04/20/28	2,212,999
454,176	VR Funding LLC, Series 2020-1A, Class A, 2.79%, due 11/15/50 144A	378,646
164,553	VSE VOI Mortgage LLC, Series 2017-A, Class A, 2.33%, due 03/20/35 144A	157,549
500,000	Wellfleet CLO, Ltd., Series 2018-3A, Class A1A, 5.49% (3 mo. USD LIBOR + 1.25%), due 01/20/32(c) 144A	488,753
526,890	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, due 06/15/49 144A	486,737
2,024,175	Wendy's Funding LLC, Series 2021-1A, Class A2I, 2.37%, due 06/15/51 144A	1,640,784
115,664	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.23%, due 03/15/45 144A	89,257
484,303	World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, due 12/15/25	481,738
200,000	World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, due 12/15/25	197,718
200,000	World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, due 11/15/27	182,185

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
449,313	Zaxby's Funding LLC, Series 2021-1A, Class A2, 3.24%, due 07/30/51 144A	363,425
		159,315,115
	Corporate Debt — 33.7%
225,000	1011778 BC ULC/New Red Finance, Inc., 3.88%, due 01/15/28 144A	201,769
770,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/30 144A	625,159
1,546,000	AbbVie, Inc., 3.20%, due 11/21/29	1,397,200
300,000	AbbVie, Inc., 3.80%, due 03/15/25(e)	292,637
450,000	AbbVie, Inc., 4.25%, due 11/21/49	375,762
2,268,000	AbbVie, Inc., 4.50%, due 05/14/35	2,108,987
640,000	AbbVie, Inc., 4.55%, due 03/15/35	600,741
170,000	AbbVie, Inc., 4.70%, due 05/14/45	151,827
290,000	AbbVie, Inc., 4.75%, due 03/15/45	261,863
200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 04/29/28 144A	178,060
323,000	Adani Ports & Special Economic Zone, Ltd., 3.10%, due 02/02/31 144A	237,422
203,000	AdaptHealth LLC, 5.13%, due 03/01/30 144A	173,076
436,000	Advantage Sales & Marketing, Inc., 6.50%, due 11/15/28 144A	333,095
1,340,000	Advocate Health & Hospitals Corp., 2.21%, due 06/15/30	1,102,250
150,000	AECOM, 5.13%, due 03/15/27	144,620
400,000	AEP Texas, Inc., 3.80%, due 10/01/47	292,649
260,000	AEP Transmission Co. LLC, 3.80%, due 06/15/49	203,828
205,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, due 10/29/24	189,230
482,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, due 01/30/26	424,570
2,036,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, due 10/29/26	1,783,003
432,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, due 08/14/24(e)	409,273
1,600,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 04/03/26	1,528,988
322,000	AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	280,477
370,000	Aetna, Inc., 4.75%, due 03/15/44	327,807
137,000	Affinity Gaming, 6.88%, due 12/15/27 144A	116,325
124,735	Air Canada Pass Through Trust, 3.70%, due 07/15/27 144A	113,864
623,126	Air Canada Pass Through Trust, 3.60%, due 09/15/28 144A	563,285
158,098	Air Canada Pass Through Trust, 4.13%, due 11/15/26 144A	144,799
298,000	Air Lease Corp., 2.10%, due 09/01/28	243,255
219,000	Air Lease Corp., 3.63%, due 12/01/27	198,457
270,000	Air Lease Corp., (MTN), 2.88%, due 01/15/26	250,115
1,750,000	Aker BP ASA, 2.00%, due 07/15/26 144A	1,547,942
250,000	Aker BP ASA, 3.00%, due 01/15/25 144A	237,243
473,000	Aker BP ASA, 3.10%, due 07/15/31 144A	389,091
2,065,000	Aker BP ASA, 3.75%, due 01/15/30 144A	1,821,128
842,000	Aker BP ASA, 4.00%, due 01/15/31 144A	739,982
134,084	Alaska Airlines Pass Through Trust, 8.00%, due 02/15/27 144A	134,040
325,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons LLC, 3.50%, due 03/15/29 144A	273,387
200,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, due 10/15/26 144A	178,646
2,895,000	Alexandria Real Estate Equities, Inc. REIT, 2.00%, due 05/18/32	2,224,372
229,162	Alfa Desarrollo SpA, 4.55%, due 09/27/51 144A	174,540
847,000	Ally Financial, Inc., 5.13%, due 09/30/24	839,193
326,000	Ally Financial, Inc., 7.10%, due 11/15/27(e)	332,217
224,000	Altera Infrastructure, LP/Teekay Offshore Finance Corp., 8.50%, due 07/15/23(f) 144A	6,160
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
210,000	Altria Group, Inc., 3.40%, due 05/06/30	179,970
2,540,000	Amazon.com, Inc., 4.10%, due 04/13/62	2,111,461
291,000	American Airlines Pass Through Trust, 2.88%, due 01/11/36	235,044
280,939	American Airlines Pass Through Trust, 3.15%, due 08/15/33	233,262
1,294,778	American Airlines Pass Through Trust, 3.38%, due 11/01/28	1,082,290
337,992	American Airlines Pass Through Trust, 3.50%, due 08/15/33	257,070
249,413	American Airlines Pass Through Trust, 3.60%, due 04/15/31	195,269
269,286	American Airlines Pass Through Trust, 3.65%, due 08/15/30	240,212
183,629	American Airlines Pass Through Trust, 3.70%, due 11/01/24	181,673
164,000	American Airlines Pass Through Trust, 3.95%, due 01/11/32	130,575
101,257	American Airlines Pass Through Trust, 4.00%, due 08/15/30	81,462
367,896	American Airlines Pass Through Trust, 4.10%, due 07/15/29	300,722
700,000	American Express Co., 3.40%, due 02/27/23	699,507
348,000	American Express Co. REIT, 1.60%, due 04/15/26	309,806
232,000	American Homes 4 Rent, LP REIT, 4.25%, due 02/15/28	214,924
365,000	American Tower Corp. REIT, 3.55%, due 07/15/27	338,569
754,000	American Tower Corp. REIT, 3.80%, due 08/15/29	685,642
365,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.50%, due 05/20/25	351,267
250,000	AmeriGas Partners, LP/AmeriGas Finance Corp., 5.88%, due 08/20/26	237,815
490,000	AmerisourceBergen Corp., 2.80%, due 05/15/30	416,735
1,120,000	Amgen, Inc., 2.80%, due 08/15/41	780,269
2,908,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	2,658,249
725,000	Anheuser-Busch InBev Worldwide, Inc., 4.60%, due 04/15/48	633,696
260,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 5.38%, due 06/15/29 144A	238,053
250,000	Antero Midstream Partners, LP/Antero Midstream Finance Corp., 7.88%, due 05/15/26 144A	253,425
94,000	Antero Resources Corp., 5.38%, due 03/01/30(e) 144A	87,275
750,000	Apple, Inc., 3.85%, due 08/04/46	640,694
770,000	Apple, Inc., 4.10%, due 08/08/62	644,776
980,000	AptarGroup, Inc., 3.60%, due 03/15/32	813,161
1,515,000	Aptiv Plc/Aptiv Corp., 3.25%, due 03/01/32	1,243,158
291,000	APX Group, Inc., 5.75%, due 07/15/29 144A	241,381
225,000	Aquarion Co., 4.00%, due 08/15/24(e) 144A	221,126
178,000	Arconic Corp., 6.13%, due 02/15/28 144A	167,317
614,000	Ares Capital Corp., 2.15%, due 07/15/26	520,571
389,000	Ares Capital Corp., 2.88%, due 06/15/28	312,544
448,000	Ares Capital Corp., 3.88%, due 01/15/26	411,048
350,000	Ares Capital Corp., 4.20%, due 06/10/24	338,068
55,000	Asbury Automotive Group, Inc., 4.63%, due 11/15/29 144A	46,410
200,000	Asbury Automotive Group, Inc., 4.75%, due 03/01/30	167,539
710,000	Ascension Health, 2.53%, due 11/15/29	610,108
150,000	Ascension Health, 3.11%, due 11/15/39	115,822
441,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 06/30/29 144A	393,782
247,000	Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	191,264
290,000	Ashtead Capital, Inc., 4.38%, due 08/15/27 144A	271,414
2,569,000	AT&T, Inc., 2.30%, due 06/01/27	2,288,753
122,000	AT&T, Inc., 2.55%, due 12/01/33	94,116
1,672,000	AT&T, Inc., 3.50%, due 06/01/41	1,253,390

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,140,000	AT&T, Inc., 3.50%, due 09/15/53	774,556
998,000	AT&T, Inc., 3.65%, due 06/01/51	707,414
410,000	AT&T, Inc., 3.65%, due 09/15/59(e)	276,319
25,000	AT&T, Inc., 4.30%, due 02/15/30	23,599
115,000	AT&T, Inc., 4.50%, due 05/15/35	104,943
700,000	AT&T, Inc., 5.92% (3 mo. USD LIBOR + 1.18%), due 06/12/24(c)(e)	705,159
106,000	Atento Luxco 1 SA, 8.00%, due 02/10/26 144A	57,240
276,000	Athene Holding, Ltd., 3.50%, due 01/15/31	227,266
198,551	Atlantica Transmision Sur SA, 6.88%, due 04/30/43 144A	180,185
168,000	Autodesk, Inc., 2.85%, due 01/15/30	144,820
249,000	AutoNation, Inc., 4.75%, due 06/01/30	222,723
1,300,000	Bacardi, Ltd., 4.70%, due 05/15/28 144A	1,243,597
696,000	BAE Systems Holdings, Inc., 3.85%, due 12/15/25 144A	671,786
1,309,000	BAE Systems Plc, 3.40%, due 04/15/30 144A	1,158,114
175,000	Ball Corp., 3.13%, due 09/15/31	140,775
200,000	Banco Santander SA, 1.85%, due 03/25/26	176,753
380,000	Banco Santander SA, 4.38%, due 04/12/28	357,241
265,000	Bank of America Corp., 1.66% (SOFR + 0.91%), due 03/11/27(c)	234,743
1,310,000	Bank of America Corp., 2.30% (SOFR + 1.22%), due 07/21/32(c)	1,011,990
617,000	Bank of America Corp., 2.59% (SOFR + 2.15%), due 04/29/31(c)	503,862
1,965,000	Bank of America Corp., 2.69% (SOFR + 1.32%), due 04/22/32(c)	1,577,472
730,000	Bank of America Corp., 3.85% (5 yr. CMT + 2.00%), due 03/08/37(c)	606,360
877,000	Bank of America Corp., 4.24% (3 mo. USD LIBOR + 1.81%), due 04/24/38(c)	748,215
1,945,000	Bank of America Corp., 4.95% (SOFR + 2.04%), due 07/22/28(c)	1,902,793
160,000	Bank of America Corp., 5.13% (3 mo. USD LIBOR + 3.29%)(c)(g)	148,191
1,036,000	Bank of America Corp., 6.30% (3 mo. USD LIBOR + 4.55%)(c)(g)	1,033,486
2,590,000	Bank of America Corp., (MTN), 2.09% (SOFR + 1.06%), due 06/14/29(c)	2,184,033
610,000	Bank of America Corp., (MTN), 2.50% (3 mo. USD LIBOR + 0.99%), due 02/13/31(c)	497,110
160,000	Bank of America Corp., (MTN), 2.88% (3 mo. USD LIBOR + 1.19%), due 10/22/30(c)	134,187
584,000	Bank of America Corp., (MTN), 3.25%, due 10/21/27	540,201
755,000	Bank of America Corp., (MTN), 3.59% (3 mo. USD LIBOR + 1.37%), due 07/21/28(c)	696,237
783,000	Bank of America Corp., (MTN), 3.95%, due 04/21/25	762,710
210,000	Bank of America Corp., (MTN), 4.27% (3 mo. USD LIBOR + 1.31%), due 07/23/29(c)	196,221
213,000	Bank of America Corp., (MTN), 4.33% (3 mo. USD LIBOR + 1.52%), due 03/15/50(c)	175,753
256,000	Barclays Plc, 1.01% (1 yr. CMT + 0.80%), due 12/10/24(c)	243,780
575,000	Barclays Plc, 3.93% (3 mo. USD LIBOR + 1.61%), due 05/07/25(c)	557,897
446,000	Barclays Plc, 4.38% (5 yr. CMT + 3.41%)(c)(e)(g)	341,190
400,000	Barclays Plc, 4.97% (3 mo. USD LIBOR + 1.90%), due 05/16/29(c)	376,376
1,032,000	Barclays Plc, 5.30% (1 yr. CMT + 2.30%), due 08/09/26(c)	1,025,310
265,000	Barclays Plc, 8.00% (5 yr. CMT + 5.43%)(c)(g)	248,438
390,000	BAT Capital Corp., 3.56%, due 08/15/27	356,909
270,000	Bayer US Finance II LLC, 4.20%, due 07/15/34 144A	234,785
209,000	Beacon Roofing Supply, Inc., 4.13%, due 05/15/29 144A	173,944
605,000	Berkshire Hathaway Energy Co., 3.70%, due 07/15/30	552,682
85,000	Berkshire Hathaway Energy Co., 5.95%, due 05/15/37	88,545
1,312,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,381,972
1,408,000	Blackstone Holdings Finance Co. LLC, 1.63%, due 08/05/28 144A	1,148,608
1,015,000	Blackstone Holdings Finance Co. LLC, 2.80%, due 09/30/50 144A	593,051
542,000	Blackstone Holdings Finance Co. LLC, 3.15%, due 10/02/27 144A	489,292
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
596,000	Blackstone Private Credit Fund, 2.35%, due 11/22/24	545,890
373,000	Blackstone Private Credit Fund, 2.70%, due 01/15/25	344,887
88,000	Blackstone Private Credit Fund, 3.25%, due 03/15/27	74,210
517,000	Blackstone Private Credit Fund, 4.00%, due 01/15/29	427,455
140,000	Block, Inc., 3.50%, due 06/01/31(e)	111,888
304,000	BlueLinx Holdings, Inc., 6.00%, due 11/15/29 144A	252,715
700,000	BNP Paribas SA, 1.68% (SOFR + 0.91%), due 06/30/27(c) 144A	610,021
260,000	BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(c)(e) 144A	212,418
200,000	BNP Paribas SA, 2.22% (SOFR + 2.07%), due 06/09/26(c)(e) 144A	183,805
455,000	BNP Paribas SA, 3.13% (SOFR + 1.56%), due 01/20/33(c)(e) 144A	360,385
220,000	BNP Paribas SA, 9.25% (5 yr. CMT + 4.97%)(c)(g) 144A	229,911
210,000	BOC Aviation USA Corp., 1.63%, due 04/29/24 144A	199,433
2,080,000	Boeing Co. (The), 2.20%, due 02/04/26	1,892,111
282,000	Boeing Co. (The), 3.20%, due 03/01/29	247,846
190,000	Boeing Co. (The), 3.90%, due 05/01/49	134,207
295,000	Boeing Co. (The), 3.95%, due 08/01/59	199,391
3,094,000	Boeing Co. (The), 5.15%, due 05/01/30	3,026,216
470,000	Boeing Co. (The), 5.81%, due 05/01/50	438,167
574,000	Booking Holdings, Inc., 4.63%, due 04/13/30	555,767
388,000	BPCE SA, 4.50%, due 03/15/25 144A	373,000
222,000	Braskem Idesa SAPI, 6.99%, due 02/20/32 144A	158,888
527,000	Braskem Netherlands Finance BV, 5.88%, due 01/31/50(e) 144A	409,198
55,000	Bristol-Myers Squibb Co., 4.13%, due 06/15/39	49,173
115,751	British Airways Pass Through Trust, 4.13%, due 03/20/33 144A	96,638
113,887	British Airways Pass Through Trust, 4.25%, due 05/15/34 144A	102,198
122,573	British Airways Pass Through Trust, 4.63%, due 12/20/25 144A	119,072
70,735	British Airways Pass Through Trust, 8.38%, due 11/15/28 144A	69,555
1,055,000	Brixmor Operating Partnership, LP REIT, 2.50%, due 08/16/31	809,417
249,000	Broadcom, Inc., 3.14%, due 11/15/35 144A	183,842
605,000	Broadcom, Inc., 3.19%, due 11/15/36 144A	436,460
821,000	Broadcom, Inc., 3.42%, due 04/15/33 144A	660,483
1,966,000	Broadcom, Inc., 4.11%, due 09/15/28	1,832,173
1,828,000	Broadcom, Inc., 4.75%, due 04/15/29	1,745,089
350,000	Broadcom, Inc., 4.93%, due 05/15/37 144A	306,585
1,171,000	Brookfield Finance, Inc., 2.72%, due 04/15/31	942,033
162,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 5.00%, due 06/15/29 144A	127,181
32,000	Builders FirstSource, Inc., 5.00%, due 03/01/30 144A	28,407
235,000	Builders FirstSource, Inc., 6.38%, due 06/15/32 144A	221,040
750,000	Calpine Corp., 3.75%, due 03/01/31 144A	604,842
636,000	Canadian Pacific Railway Co., 3.00%, due 12/02/41	482,178
509,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15(h)	514,256
556,000	Cantor Fitzgerald, LP, 4.88%, due 05/01/24 144A	545,803
504,000	Capital One Financial Corp., 1.34% (SOFR + 0.69%), due 12/06/24(c)	482,685
1,595,000	Capital One Financial Corp., 3.30%, due 10/30/24	1,540,530
221,000	Capital One Financial Corp., 4.93% (SOFR + 2.06%), due 05/10/28(c)	214,296
113,000	CCM Merger, Inc., 6.38%, due 05/01/26 144A	106,628
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%, due 03/01/23 144A	473,227
220,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 06/01/33 144A	169,234

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
160,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29 144A	145,044
134,000	CDW LLC/CDW Finance Corp., 3.25%, due 02/15/29	114,364
450,000	CDW LLC/CDW Finance Corp., 5.50%, due 12/01/24	450,747
204,000	Celulosa Arauco y Constitucion SA, 3.88%, due 11/02/27	191,253
340,000	Cemex SAB de CV, 3.88%, due 07/11/31 144A	287,657
279,000	Cemex SAB de CV, 5.20%, due 09/17/30 144A	260,771
140,000	Cenovus Energy, Inc., 3.75%, due 02/15/52(e)	98,936
240,000	Cenovus Energy, Inc., 5.40%, due 06/15/47	215,819
454,000	Centene Corp., 3.00%, due 10/15/30	373,190
209,000	Centene Corp., 3.38%, due 02/15/30	177,154
103,000	Centene Corp., 4.25%, due 12/15/27	96,827
335,000	CenterPoint Energy, Inc., 3.70%, due 09/01/49(e)	250,215
391,000	Century Communities, Inc., 3.88%, due 08/15/29 144A	307,932
475,000	CGI, Inc., 1.45%, due 09/14/26	420,693
125,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, due 02/01/32	92,370
750,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, due 04/01/31	585,604
857,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	541,223
1,229,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 03/01/50	897,032
270,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 05/01/47	212,868
1,021,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	840,079
1,964,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.38%, due 10/23/35	1,921,364
1,025,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, due 10/23/45	928,673
679,000	Cheniere Energy Partners, LP, 4.00%, due 03/01/31	578,990
568,000	Cheniere Energy Partners, LP, 4.50%, due 10/01/29	512,039
643,000	Chevron Corp., 2.00%, due 05/11/27	578,445
290,000	Choice Hotels International, Inc., 3.70%, due 12/01/29	253,189
295,000	Choice Hotels International, Inc., 3.70%, due 01/15/31	250,795
1,485,000	Cigna Corp., 3.40%, due 03/01/27	1,395,120
701,000	Cimpress Plc, 7.00%, due 06/15/26 144A	485,709
859,000	Citigroup, Inc., 2.56% (SOFR + 1.17%), due 05/01/32(c)	680,198
863,000	Citigroup, Inc., 3.20%, due 10/21/26	799,583
3,626,000	Citigroup, Inc., 3.40%, due 05/01/26	3,441,199
625,000	Citigroup, Inc., 3.52% (3 mo. USD LIBOR + 1.15%), due 10/27/28(c)	571,280
310,000	Citigroup, Inc., 3.67% (3 mo. USD LIBOR + 1.39%), due 07/24/28(c)	285,189
1,585,000	Citigroup, Inc., 3.89% (3 mo. USD LIBOR + 1.56%), due 01/10/28(c)	1,483,387
1,400,000	Citigroup, Inc., 4.08% (3 mo. USD LIBOR + 1.19%), due 04/23/29(c)	1,290,743
180,000	Citigroup, Inc., 4.40%, due 06/10/25	176,839
440,000	Citigroup, Inc., 4.41% (SOFR + 3.91%), due 03/31/31(c)	405,073
1,228,000	Citigroup, Inc., 4.70% (SOFR + 3.23%)(c)(g)	1,023,785
596,000	Citigroup, Inc., 6.25% (3 mo. USD LIBOR + 4.52%)(c)(g)	579,610
875,000	Citizens Financial Group, Inc., 3.25%, due 04/30/30	761,578
524,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14(h)	448,560
194,000	CNA Financial Corp., 2.05%, due 08/15/30	153,210
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
197,000	CNO Financial Group, Inc., 5.25%, due 05/30/25	195,619
710,000	CNO Financial Group, Inc., 5.25%, due 05/30/29	677,950
91,000	CNX Resources Corp., 7.38%, due 01/15/31(e) 144A	87,348
18,000	Comcast Corp., 2.89%, due 11/01/51	11,642
429,000	Comcast Corp., 3.30%, due 04/01/27	404,937
1,007,000	Comcast Corp., 3.40%, due 04/01/30	920,638
5,000	Comcast Corp., 3.97%, due 11/01/47	4,019
5,000	Comcast Corp., 6.50%, due 11/15/35	5,583
600,000	Comision Federal de Electricidad, 4.69%, due 05/15/29 144A	533,309
969,000	CommonSpirit Health, 2.76%, due 10/01/24	929,716
357,000	CommonSpirit Health, 4.19%, due 10/01/49(e)	279,366
350,000	Commonwealth Edison Co., 4.00%, due 03/01/48	289,336
280,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/28 144A	257,899
65,000	Consolidated Edison Co. of New York, Inc., 4.30%, due 12/01/56	52,420
350,000	Consolidated Edison Co. of New York, Inc., 4.50%, due 12/01/45	301,289
385,000	Constellation Brands, Inc., 2.25%, due 08/01/31	306,806
141,000	Continental Resources, Inc., 4.50%, due 04/15/23	140,982
269,000	Continental Resources, Inc., 4.90%, due 06/01/44	199,900
332,000	Coruripe Netherlands BV, 10.00%, due 02/10/27 144A	266,430
571,000	CoStar Group, Inc., 2.80%, due 07/15/30 144A	467,609
970,000	Cox Communications, Inc., 2.60%, due 06/15/31 144A	774,845
2,971,000	Cox Communications, Inc., 3.35%, due 09/15/26 144A	2,781,725
320,000	Credit Agricole SA, 2.81%, due 01/11/41(i)	198,698
786,000	Credit Agricole SA, 3.25%, due 01/14/30 144A	644,030
250,000	Credit Agricole SA, 3.75%, due 04/24/23 144A	248,930
380,000	Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(c)(g) 144A	377,741
2,278,000	Credit Suisse Group AG, 1.31% (SOFR + 0.98%), due 02/02/27(c) 144A	1,825,096
238,000	Crown Castle, Inc. REIT, 3.80%, due 02/15/28	221,610
270,000	CSC Holdings LLC, 3.38%, due 02/15/31 144A	176,518
247,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25(e) 144A	231,335
72,000	CSI Compressco, LP/CSI Compressco Finance, Inc., 7.50%, due 04/01/25 144A	67,434
234,364	CSI Compressco, LP/CSI Compressco Finance, Inc., 10.00% (10.00% Cash or 7.25% plus 3.50% PIK), due 04/01/26 144A	193,798
203,000	CVS Health Corp., 4.30%, due 03/25/28	196,729
470,000	CVS Health Corp., 4.78%, due 03/25/38	430,014
451,000	CVS Health Corp., 5.05%, due 03/25/48	407,089
130,000	CVS Health Corp., 5.13%, due 07/20/45	119,118
1,040,266	CVS Pass-Through Trust, 5.77%, due 01/10/33 144A	1,017,101
555,842	CVS Pass-Through Trust, 6.94%, due 01/10/30	566,185
1,548,991	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	1,612,760
229,000	DAE Funding LLC, 2.63%, due 03/20/25 144A	214,550
375,000	Dana, Inc., 4.50%, due 02/15/32	300,408
422,000	DaVita, Inc., 4.63%, due 06/01/30 144A	340,361
226,000	DCP Midstream Operating, LP, 5.85% (3 mo. USD LIBOR + 3.85%), due 05/21/43(c) 144A	221,017
77,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 02/01/28 144A	67,872
386,000	Dell International LLC/EMC Corp., 5.30%, due 10/01/29	378,390
224,000	Dell International LLC/EMC Corp., 5.85%, due 07/15/25	226,594
1,231,546	Delta Air Lines Pass Through Trust, 2.00%, due 12/10/29	1,050,633

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
834,000		Delta Air Lines, Inc., 2.90%, due 10/28/24	791,473
85,000		Delta Air Lines, Inc., 3.80%, due 04/19/23	84,302
445,000		Delta Air Lines, Inc., 4.38%, due 04/19/28(e)	397,387
86,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, due 10/20/25 144A	83,947
392,525		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, due 10/20/28 144A	369,566
739,000		Deutsche Bank AG, 0.96%, due 11/08/23	711,257
427,000		Deutsche Bank AG, 2.31% (SOFR + 1.22%), due 11/16/27(c)	362,588
305,000	EUR	DH Europe Finance II SARL, 1.35%, due 09/18/39	222,591
321,000		Diamondback Energy, Inc., 3.13%, due 03/24/31(e)	266,586
865,000		Diamondback Energy, Inc., 3.25%, due 12/01/26	805,745
373,000		Digital Realty Trust, LP REIT, 3.60%, due 07/01/29(e)	333,944
1,121,000		Digital Realty Trust, LP REIT, 3.70%, due 08/15/27(e)	1,042,040
158,000		Discover Financial Services, 4.10%, due 02/09/27	148,907
1,060,000		Dollar Tree, Inc., 4.20%, due 05/15/28	1,015,850
115,000		Dominion Energy, Inc., 2.85%, due 08/15/26	106,162
311,000		Dominion Energy, Inc., 3.38%, due 04/01/30	274,775
285,000		DPL, Inc., 4.13%, due 07/01/25	268,248
850,000		DTE Electric Co., 2.25%, due 03/01/30	716,349
1,595,038		DTE Electric Securitization Funding I LLC, 2.64%, due 12/01/27	1,504,873
1,740,000		DTE Energy Co., 1.05%, due 06/01/25	1,577,557
411,000		Duke Energy Carolinas LLC, 3.95%, due 03/15/48	330,818
420,000		Duke Energy Florida LLC, 3.40%, due 10/01/46	303,626
195,000		Duke Energy Progress LLC, 3.70%, due 10/15/46	148,574
787,000		eBay, Inc., 2.70%, due 03/11/30	670,309
213,000		Ecopetrol SA, 6.88%, due 04/29/30	193,642
167,000		Edgewell Personal Care Co., 4.13%, due 04/01/29 144A	142,605
152,000		Edgewell Personal Care Co., 5.50%, due 06/01/28 144A	142,424
546,000		EIG Pearl Holdings SARL, 3.55%, due 08/31/36 144A	459,531
190,000		El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	215,530
300,000		Elevance Health, Inc., 3.60%, due 03/15/51	225,731
5,000		Elevance Health, Inc., 5.10%, due 01/15/44	4,739
42,000		Embraer Netherlands Finance BV, 5.05%, due 06/15/25	40,834
250,000		Embraer Overseas, Ltd., 5.70%, due 09/16/23 144A	250,443
450,000		Emera US Finance, LP, 3.55%, due 06/15/26	422,075
457,000		Enbridge, Inc., 5.50% (3 mo. USD LIBOR + 3.42%), due 07/15/77(c)	404,750
470,000		Enbridge, Inc., 5.75% (5 yr. CMT + 5.31%), due 07/15/80(c)	426,157
442,000		Enbridge, Inc., 6.25% (3 mo. USD LIBOR + 3.64%), due 03/01/78(c)	402,840
148,000		Encompass Health Corp., 4.50%, due 02/01/28	134,673
126,000		Encompass Health Corp., 4.63%, due 04/01/31	108,501
225,000		Endeavor Energy Resources, LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	215,809
230,000		Energean Israel Finance, Ltd., 4.50%, due 03/30/24(j) 144A	222,468
365,000		Energean Israel Finance, Ltd., 4.88%, due 03/30/26(j) 144A	338,793
106,000		Energean Israel Finance, Ltd., 5.38%, due 03/30/28(j) 144A	95,400
185,000		Energean Israel Finance, Ltd., 5.88%, due 03/30/31(j) 144A	162,222
302,000		Energy Transfer, LP, 4.20%, due 04/15/27	285,465
580,000		Energy Transfer, LP, 5.15%, due 03/15/45	482,502
150,000		Energy Transfer, LP, 5.30%, due 04/01/44	127,270
450,000		Energy Transfer, LP, 5.30%, due 04/15/47	376,603
501,000		Energy Transfer, LP, 5.40%, due 10/01/47	426,611
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,352,000	Energy Transfer, LP, 5.50%, due 06/01/27	1,344,567
340,000	Energy Transfer, LP, 6.25%, due 04/15/49	317,794
545,000	Energy Transfer, LP, 6.50% (5 yr. CMT + 5.69%)(c)(g)	470,063
302,000	Enova International, Inc., 8.50%, due 09/15/25 144A	280,476
1,100,000	Enterprise Products Operating LLC, 4.90%, due 05/15/46	961,740
939,000	Enterprise Products Operating LLC, 5.25% (3 mo. USD LIBOR + 3.03%), due 08/16/77(c)	756,492
80,000	EQM Midstream Partners, LP, 7.50%, due 06/01/27 144A	78,447
56,000	EQM Midstream Partners, LP, 7.50%, due 06/01/30 144A	54,034
115,000	EQT Corp., 5.68%, due 10/01/25	114,598
442,000	EQT Corp., 7.00%, due 02/01/30(d)	459,150
1,215,000	Equifax, Inc., 5.10%, due 12/15/27(e)	1,201,481
226,000	Equinix, Inc. REIT, 1.80%, due 07/15/27	193,787
460,000	Essential Utilities, Inc., 2.70%, due 04/15/30	386,853
925,000	Essex Portfolio, LP REIT, 1.70%, due 03/01/28	771,657
1,320,000	Eversource Energy, 2.90%, due 10/01/24	1,273,311
1,250,000	Eversource Energy, 2.90%, due 03/01/27	1,152,719
1,066,000	Exelon Corp., 3.35%, due 03/15/32(k)	928,790
285,000	Exelon Corp., 4.70%, due 04/15/50	249,752
1,128,000	Exelon Corp., 5.10%, due 06/15/45	1,054,579
375,000	Expedia Group, Inc., 2.95%, due 03/15/31	302,434
509,000	Expedia Group, Inc., 4.63%, due 08/01/27	489,138
632,000	Expedia Group, Inc., 5.00%, due 02/15/26	624,397
1,000,000	Fairfax Financial Holdings, Ltd., 5.63%, due 08/16/32 144A	941,458
600,000	Falabella SA, 4.38%, due 01/27/25 144A	582,867
1,328,000	Ferguson Finance Plc, 3.25%, due 06/02/30 144A	1,129,188
2,130,000	Ferguson Finance Plc, 4.50%, due 10/24/28 144A	1,989,359
219,000	Fifth Third Bancorp, 5.10% (3 mo. USD LIBOR + 3.03%)(c)(e)(g)	208,598
135,000	First Quantum Minerals, Ltd., 6.88%, due 03/01/26(e) 144A	128,048
245,000	First Quantum Minerals, Ltd., 6.88%, due 10/15/27 144A	230,369
200,000	First Quantum Minerals, Ltd., 7.50%, due 04/01/25(e) 144A	195,080
194,000	FirstEnergy Corp., 2.65%, due 03/01/30	158,520
117,000	FirstEnergy Corp., 3.40%, due 03/01/50	77,404
1,815,000	Florida Power & Light Co., 2.45%, due 02/03/32	1,517,098
270,000	Flowserve Corp., 3.50%, due 10/01/30	225,742
196,000	Ford Motor Co., 3.25%, due 02/12/32	147,337
175,000	Ford Motor Co., 4.75%, due 01/15/43	126,008
215,000	Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	176,903
606,000	Ford Motor Credit Co. LLC, 4.13%, due 08/17/27	543,761
720,000	Ford Motor Credit Co. LLC, 5.11%, due 05/03/29	653,616
273,000	Freedom Mortgage Corp., 8.13%, due 11/15/24 144A	251,591
493,000	Freeport-McMoRan, Inc., 4.25%, due 03/01/30	448,475
350,000	Freeport-McMoRan, Inc., 4.63%, due 08/01/30	326,576
584,000	Freeport-McMoRan, Inc., 5.45%, due 03/15/43	528,108
826,000	Fresenius Medical Care US Finance III, Inc., 2.38%, due 02/16/31(e) 144A	607,562
163,000	Full House Resorts, Inc., 8.25%, due 02/15/28 144A	144,509
1,463,000	GA Global Funding Trust, 3.85%, due 04/11/25 144A	1,401,451
100,000	Gap, Inc. (The), 3.63%, due 10/01/29 144A	70,673
100,000	Gap, Inc. (The), 3.88%, due 10/01/31(e) 144A	69,909

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
145,000	Garda World Security Corp., 6.00%, due 06/01/29 144A	118,008
125,000	Gartner, Inc., 3.63%, due 06/15/29 144A	109,991
203,000	GCI LLC, 4.75%, due 10/15/28 144A	170,868
233,000	GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.13%, due 07/31/26 144A	224,335
440,000	General Motors Co., 5.00%, due 04/01/35	380,271
596,000	General Motors Co., 5.40%, due 10/15/29	570,085
205,000	General Motors Co., 5.40%, due 04/01/48	168,425
450,000	General Motors Co., 6.25%, due 10/02/43	417,981
1,736,000	General Motors Financial Co., Inc., 2.40%, due 10/15/28	1,442,651
605,000	General Motors Financial Co., Inc., 2.90%, due 02/26/25	573,516
430,000	General Motors Financial Co., Inc., 3.10%, due 01/12/32	337,984
1,474,000	General Motors Financial Co., Inc., 3.60%, due 06/21/30	1,243,740
182,000	GFL Environmental, Inc., 4.38%, due 08/15/29 144A	154,468
275,000	Global Infrastructure Solutions, Inc., 5.63%, due 06/01/29 144A	216,073
325,000	Globo Comunicacao e Participacoes SA, 4.88%, due 01/22/30 144A	272,775
239,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 3.25%, due 01/15/32	191,398
211,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 4.00%, due 01/15/30	185,171
1,000,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 4.00%, due 01/15/31	859,575
582,000	GLP Capital, LP/GLP Financing II, Inc. REIT, 5.38%, due 04/15/26(e)	571,930
1,350,000	Goldman Sachs Group, Inc. (The), 0.86% (SOFR + 0.61%), due 02/12/26(c)	1,221,738
975,000	Goldman Sachs Group, Inc. (The), 1.43% (SOFR + 0.80%), due 03/09/27(c)	856,068
1,100,000	Goldman Sachs Group, Inc. (The), 1.54% (SOFR + 0.82%), due 09/10/27(c)	950,274
720,000	Goldman Sachs Group, Inc. (The), 2.38% (SOFR + 1.25%), due 07/21/32(c)	560,393
1,755,000	Goldman Sachs Group, Inc. (The), 2.62% (SOFR + 1.28%), due 04/22/32(c)	1,403,807
566,000	Goldman Sachs Group, Inc. (The), 2.65% (SOFR + 1.26%), due 10/21/32(c)	448,308
890,000	Goldman Sachs Group, Inc. (The), 3.10% (SOFR + 1.41%), due 02/24/33(c)	724,977
1,200,000	Goldman Sachs Group, Inc. (The), 3.27% (3 mo. USD LIBOR + 1.20%), due 09/29/25(c)	1,157,154
140,000	Goldman Sachs Group, Inc. (The), 3.50%, due 01/23/25	135,349
85,000	Goldman Sachs Group, Inc. (The), 3.75%, due 02/25/26	81,918
1,131,000	Goldman Sachs Group, Inc. (The), 3.80%, due 03/15/30	1,019,351
815,000	Goldman Sachs Group, Inc. (The), 3.81% (3 mo. USD LIBOR + 1.16%), due 04/23/29(c)	745,902
325,000	Goldman Sachs Group, Inc. (The), 3.85%, due 01/26/27	309,918
370,000	Graphic Packaging International LLC, 3.50%, due 03/01/29 144A	316,712
275,000	Graphic Packaging International LLC, 4.13%, due 08/15/24(e)	270,607
120,000	Group 1 Automotive, Inc., 4.00%, due 08/15/28 144A	101,773
500,000	H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	426,773
389,000	HCA, Inc., 4.13%, due 06/15/29	355,935
410,000	HCA, Inc., 4.38%, due 03/15/42 144A	328,247
418,000	HCA, Inc., 5.25%, due 04/15/25	415,933
332,000	HCA, Inc., 5.25%, due 06/15/26	328,419
25,000	HCA, Inc., 5.38%, due 02/01/25	24,990
275,000	HCA, Inc., (MTN), 7.75%, due 07/15/36	300,465
646,000	Healthpeak Properties, Inc. REIT, 3.25%, due 07/15/26	610,602
89,000	Hess Midstream Operations, LP, 4.25%, due 02/15/30 144A	76,208
43,000	Hess Midstream Operations, LP, 5.50%, due 10/15/30 144A	39,397
150,000	Hilcorp Energy I, LP/Hilcorp Finance Co., 6.00%, due 04/15/30 144A	133,608
200,000	Hilcorp Energy I, LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	172,877
167,000	Hillenbrand, Inc., 3.75%, due 03/01/31	137,157
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
212,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.88%, due 07/01/31 144A	173,300
265,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.00%, due 06/01/29 144A	228,238
777,000	Home Depot, Inc. (The), 3.30%, due 04/15/40	621,867
588,000	Home Depot, Inc. (The), 3.63%, due 04/15/52	456,977
597,000	Host Hotels & Resorts, LP REIT, 3.38%, due 12/15/29	500,326
350,000	Host Hotels & Resorts, LP REIT, 3.50%, due 09/15/30	289,628
260,000	Host Hotels & Resorts, LP REIT, 4.50%, due 02/01/26	249,442
1,368,000	HSBC Holdings Plc, 7.39% (SOFR + 3.35%), due 11/03/28(c)	1,440,132
69,000	Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	62,760
368,000	Huntington Ingalls Industries, Inc., 4.20%, due 05/01/30	334,865
390,000	Huntsman International LLC, 2.95%, due 06/15/31	303,579
870,000	Huntsman International LLC, 4.50%, due 05/01/29	783,078
248,000	Hyatt Hotels Corp., 6.00%, due 04/23/30(d)(e)	243,174
517,000	Hyundai Capital America, 1.00%, due 09/17/24 144A	477,989
220,000	Hyundai Capital America, 1.80%, due 10/15/25 144A	198,091
235,000	Hyundai Capital America, 2.38%, due 10/15/27 144A	201,420
20,000	IHS Markit, Ltd., 4.75%, due 08/01/28	19,252
126,000	Infor, Inc., 1.75%, due 07/15/25 144A	113,955
200,000	Instituto Costarricense de Electricidad, 6.38%, due 05/15/43 144A	159,072
223,000	Intesa Sanpaolo SpA, 4.20% (1 yr. CMT + 2.60%), due 06/01/32(c) 144A	164,294
80,000	IPALCO Enterprises, Inc., 4.25%, due 05/01/30	71,258
106,000	Iron Mountain Information Management Services, Inc. REIT, 5.00%, due 07/15/32 144A	88,207
210,000	Iron Mountain, Inc. REIT, 4.88%, due 09/15/29 144A	183,515
221,000	Iron Mountain, Inc. REIT, 5.25%, due 07/15/30 144A	192,547
125,000	Jacobs Entertainment, Inc., 6.75%, due 02/15/29 144A	112,991
107,000	JB Poindexter & Co., Inc., 7.13%, due 04/15/26 144A	103,424
1,050,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, due 02/02/29 144A	871,305
347,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.63%, due 01/15/32 144A	281,571
95,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, due 12/01/31 144A	78,039
222,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.13%, due 02/01/28 144A	210,733
605,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, due 04/01/33 144A	578,549
310,850	JetBlue Pass Through Trust, 2.75%, due 11/15/33	255,863
2,000,000	JPMorgan Chase & Co., 2.07% (SOFR + 1.02%), due 06/01/29(c)	1,673,851
709,000	JPMorgan Chase & Co., 2.52% (SOFR + 2.04%), due 04/22/31(c)	581,731
460,000	JPMorgan Chase & Co., 2.58% (SOFR + 1.25%), due 04/22/32(c)	369,589
405,000	JPMorgan Chase & Co., 2.96% (SOFR + 1.26%), due 01/25/33(c)	330,686
790,000	JPMorgan Chase & Co., 2.96% (SOFR + 2.52%), due 05/13/31(c)	652,664
3,605,000	JPMorgan Chase & Co., 3.78% (3 mo. USD LIBOR + 1.34%), due 02/01/28(c)	3,373,343
608,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.25%), due 01/29/27(c)	580,262
625,000	JPMorgan Chase & Co., 3.96% (3 mo. USD LIBOR + 1.38%), due 11/15/48(c)	490,433
585,000	JPMorgan Chase & Co., 4.00% (SOFR + 2.75%)(c)(e)(g)	502,369
340,000	JPMorgan Chase & Co., 4.01% (3 mo. USD LIBOR + 1.12%), due 04/23/29(c)	315,161
2,450,000	JPMorgan Chase & Co., 4.20% (3 mo. USD LIBOR + 1.26%), due 07/23/29(c)	2,287,547

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,207,000	JPMorgan Chase & Co., 4.49% (SOFR + 3.79%), due 03/24/31(c)	1,130,131
551,000	JPMorgan Chase & Co., 4.60% (SOFR + 3.13%)(c)(g)	486,946
180,000	JPMorgan Chase & Co., 5.00% (SOFR + 3.38%)(c)(g)	164,800
843,000	JPMorgan Chase & Co., 6.75% (3 mo. USD LIBOR + 3.78%)(c)(g)	840,273
103,000	JW Aluminum Continuous Cast Co., 10.25%, due 06/01/26 144A	105,024
780,000	Kaiser Foundation Hospitals, 2.81%, due 06/01/41	568,316
200,000	KazMunayGas National Co. JSC, 4.75%, due 04/24/25 144A	194,260
81,000	KB Home, 7.25%, due 07/15/30	78,808
175,000	Ken Garff Automotive LLC, 4.88%, due 09/15/28 144A	146,678
383,000	Kinder Morgan Energy Partners, LP, 7.75%, due 03/15/32	425,462
640,000	Kinder Morgan, Inc., 3.60%, due 02/15/51	443,616
991,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43(e) 144A	915,747
257,000	KKR Group Finance Co. VII LLC, 3.63%, due 02/25/50 144A	177,308
283,000	KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	180,305
335,000	KLA Corp., 4.10%, due 03/15/29	323,953
120,000	Kraft Heinz Foods Co., 4.88%, due 10/01/49	104,774
244,000	Kraft Heinz Foods Co., 5.00%, due 06/04/42	221,806
115,000	Kraft Heinz Foods Co., 5.20%, due 07/15/45	106,668
256,000	Kraft Heinz Foods Co., 5.50%, due 06/01/50	246,071
397,000	Lam Research Corp., 2.88%, due 06/15/50(e)	267,128
100,000	Lamb Weston Holdings, Inc., 4.13%, due 01/31/30 144A	88,455
325,000	Lamb Weston Holdings, Inc., 4.38%, due 01/31/32 144A	284,422
251,000	Lazard Group LLC, 4.38%, due 03/11/29	232,320
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86% (3 mo. USD LIBOR + 0.84%)(c)(f)(g)(l)(m)	—
890,000	Lehman Brothers Holdings, Inc., 6.50%, due 07/19/17(f)(l)(m)	—
270,000	Lehman Brothers Holdings, Inc., (MTN), 6.75%, due 12/28/17(f)(l)(m)	—
614,000	Level 3 Financing, Inc., 3.40%, due 03/01/27 144A	519,896
511,000	Leviathan Bond, Ltd., 6.50%, due 06/30/27(j) 144A	497,459
69,000	Leviathan Bond, Ltd., 6.75%, due 06/30/30(j) 144A	65,296
230,000	Liberty Mutual Group, Inc., 3.95%, due 10/15/50(e) 144A	161,413
329,000	Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(c) 144A	268,451
254,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	252,229
2,679,000	Liberty Mutual Group, Inc., 4.57%, due 02/01/29(e) 144A	2,509,547
2,434,000	Lincoln National Corp., 3.40%, due 01/15/31(e)	2,018,936
343,000	Lions Gate Capital Holdings LLC, 5.50%, due 04/15/29 144A	199,316
129,000	Lithia Motors, Inc., 3.88%, due 06/01/29 144A	106,239
129,000	Lithia Motors, Inc., 4.38%, due 01/15/31(e) 144A	105,184
64,000	Lithia Motors, Inc., 4.63%, due 12/15/27 144A	57,834
175,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/27 144A	156,078
1,150,000	Lloyds Banking Group Plc, 2.44% (1 yr. CMT + 1.00%), due 02/05/26(c)	1,071,567
1,455,000	Lloyds Banking Group Plc, 4.45%, due 05/08/25	1,428,456
421,000	Lloyds Banking Group Plc, 7.50% (5 yr. USD swap + 4.76%)(c)(g)	409,002
712,000	Lockheed Martin Corp., 2.80%, due 06/15/50(e)	482,829
386,000	Lowe's Cos., Inc., 3.70%, due 04/15/46	287,493
953,000	Lowe's Cos., Inc., 5.63%, due 04/15/53(e)	917,712
284,000	LSC Communication Escrow, Inc., 8.75%, due 10/15/23(f)	534
720,000	Lubrizol Corp. (The), 6.50%, due 10/01/34	824,715
150,000	LYB International Finance BV, 4.88%, due 03/15/44	125,675
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
380,000	LYB International Finance III LLC, 4.20%, due 05/01/50	282,630
168,000	M&T Bank Corp., 5.13% (3 mo. USD LIBOR + 3.52%)(c)(g)	145,013
320,000	Macquarie Bank, Ltd., 3.62%, due 06/03/30 144A	259,419
416,000	Macquarie Bank, Ltd., 4.88%, due 06/10/25 144A	407,289
943,000	Macquarie Group, Ltd., 1.34% (SOFR + 1.07%), due 01/12/27(c) 144A	822,865
1,484,000	Macquarie Group, Ltd., 4.15% (3 mo. USD LIBOR + 1.33%), due 03/27/24(c) 144A	1,478,716
74,000	Macy's Retail Holdings LLC, 5.88%, due 04/01/29(e) 144A	65,629
25,000	Macy's Retail Holdings LLC, 5.88%, due 03/15/30(e) 144A	21,730
46,000	Macy's Retail Holdings LLC, 6.13%, due 03/15/32 144A	38,732
55,000	Magellan Midstream Partners, LP, 4.25%, due 09/15/46	41,810
200,000	Magellan Midstream Partners, LP, 5.15%, due 10/15/43	175,295
2,101,000	Manulife Financial Corp., 3.70%, due 03/16/32	1,878,329
420,000	MARB BondCo Plc, 3.95%, due 01/29/31 144A	323,244
458,000	Marriott International, Inc., 4.63%, due 06/15/30	428,467
960,000	Marriott International, Inc., 5.00%, due 10/15/27	948,924
400,000	Martin Marietta Materials, Inc., 2.50%, due 03/15/30	330,434
733,000	Marvell Technology, Inc., 2.45%, due 04/15/28	621,690
175,000	Masonite International Corp., 3.50%, due 02/15/30 144A	141,790
460,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14(h)	394,610
1,255,000	Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50(i)	873,181
915,000	Massachusetts Mutual Life Insurance Co., 5.67%, due 12/01/52 144A	911,361
224,000	MasTec, Inc., 4.50%, due 08/15/28(e) 144A	201,039
132,000	Match Group Holdings II LLC, 3.63%, due 10/01/31 144A	101,398
162,000	Match Group Holdings II LLC, 4.13%, due 08/01/30(e) 144A	132,539
311,000	MC Brazil Downstream Trading SARL, 7.25%, due 06/30/31 144A	257,060
900,000	McDonald's Corp., (MTN), 4.20%, due 04/01/50	753,494
202,000	MDC Holdings, Inc., 2.50%, due 01/15/31	146,100
240,000	Mercedes-Benz Finance North America LLC, 3.50%, due 08/03/25 144A	231,196
475,000	MetLife, Inc., 6.40%, due 12/15/66	459,973
3,677,000	Metropolitan Life Global Funding I, 3.30%, due 03/21/29 144A	3,300,154
200,000	Mexico City Airport Trust, 5.50%, due 07/31/47(e) 144A	154,469
638,000	MGM Resorts International, 4.75%, due 10/15/28	557,905
29,000	Michaels Cos, Inc. (The), 7.88%, due 05/01/29 144A	19,429
1,430,000	Micron Technology, Inc., 4.19%, due 02/15/27	1,356,020
1,346,000	Micron Technology, Inc., 5.33%, due 02/06/29	1,294,809
100,000	MidAmerican Energy Co., 4.25%, due 07/15/49	85,350
825,000	Mid-Atlantic Interstate Transmission LLC, 4.10%, due 05/15/28 144A	777,872
483,000	Midwest Connector Capital Co. LLC, 3.90%, due 04/01/24 144A	467,893
252,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 05/01/29 144A	214,745
234,900	Millicom International Cellular SA, 6.25%, due 03/25/29 144A	224,986
300,000	Mohegan Gaming & Entertainment, 8.00%, due 02/01/26 144A	281,106
950,000	Moody's Corp., 3.25%, due 05/20/50(e)	660,942
1,529,000	Morgan Stanley, 2.19% (SOFR + 1.99%), due 04/28/26(c)	1,422,158
998,000	Morgan Stanley, 2.48% (SOFR + 1.36%), due 09/16/36(c)	725,935
1,478,000	Morgan Stanley, 2.94% (SOFR + 1.29%), due 01/21/33(c)	1,199,495
945,000	Morgan Stanley, 3.59% (3 mo. USD LIBOR + 1.34%), due 07/22/28(c)	868,289
947,000	Morgan Stanley, 4.21% (SOFR + 1.61%), due 04/20/28(c)	902,139
520,000	Morgan Stanley, 6.34% (SOFR + 2.56%), due 10/18/33(c)	546,522

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,936,000	Morgan Stanley, (MTN), 2.24% (SOFR + 1.18%), due 07/21/32(c)	1,489,924
785,000	Morgan Stanley, (MTN), 2.70% (SOFR + 1.14%), due 01/22/31(c)	650,368
1,301,000	Morgan Stanley, (MTN), 3.13%, due 07/27/26	1,215,213
1,311,000	Morgan Stanley, (MTN), 3.62% (SOFR + 3.12%), due 04/01/31(c)	1,147,468
620,000	Morgan Stanley, (MTN), 3.77% (3 mo. USD LIBOR + 1.14%), due 01/24/29(c)	568,836
419,000	Morgan Stanley, (MTN), 3.88%, due 01/27/26	406,082
809,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	634,434
624,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	500,419
207,000	Motorola Solutions, Inc., 4.60%, due 05/23/29	197,455
385,000	MPLX, LP, 4.00%, due 03/15/28	358,780
87,000	MPLX, LP, 4.13%, due 03/01/27	82,301
297,000	MPLX, LP, 4.25%, due 12/01/27	281,152
250,000	MPLX, LP, 4.50%, due 04/15/38	211,515
290,000	MPLX, LP, 4.95%, due 09/01/32	272,783
25,000	MPLX, LP, 5.20%, due 03/01/47	21,332
1,168,000	MPLX, LP, 6.88% (3 mo. USD LIBOR + 4.65%)(c)(g)	1,156,320
250,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31(e)	171,893
300,000	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 5.00%, due 10/15/27(e)	252,828
330,000	MSCI, Inc., 3.63%, due 11/01/31 144A	273,380
145,000	MTN Mauritius Investment, Ltd., 4.76%, due 11/11/24 144A	141,564
450,000	Mylan, Inc., 5.40%, due 11/29/43	357,902
141,000	Nationstar Mortgage Holdings, Inc., 5.13%, due 12/15/30 144A	109,089
158,000	Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	129,092
62,000	Nationstar Mortgage Holdings, Inc., 6.00%, due 01/15/27 144A	55,588
265,000	NatWest Group Plc, 3.75% (5 yr. CMT + 2.10%), due 11/01/29(c)	245,972
210,000	NatWest Group Plc, 5.08% (3 mo. USD LIBOR + 1.91%), due 01/27/30(c)	198,249
430,000	NatWest Group Plc, 6.00% (5 yr. CMT + 5.63%)(c)(g)	398,157
714,000	NatWest Markets Plc, 1.60%, due 09/29/26 144A	620,879
329,000	NBM US Holdings, Inc., 6.63%, due 08/06/29 144A	318,325
439,000	Netflix, Inc., 4.88%, due 06/15/30 144A	410,149
59,000	Netflix, Inc., 5.38%, due 11/15/29 144A	57,335
574,000	Netflix, Inc., 5.88%, due 11/15/28	583,201
271,000	New York Life Insurance Co., 3.75%, due 05/15/50 144A	208,558
435,000	Newmont Corp., 2.25%, due 10/01/30	350,633
225,000	Newmont Corp., 2.80%, due 10/01/29	191,758
150,000	Newmont Corp., 5.45%, due 06/09/44	143,522
228,000	News Corp., 3.88%, due 05/15/29 144A	198,094
136,000	News Corp., 5.13%, due 02/15/32(e) 144A	123,957
661,000	NextEra Energy Capital Holdings, Inc., 2.25%, due 06/01/30	545,078
342,000	NextEra Energy Operating Partners, LP, 3.88%, due 10/15/26 144A	313,612
75,000	NextEra Energy Operating Partners, LP, 4.50%, due 09/15/27 144A	68,924
738,000	Nippon Life Insurance Co., 2.75% (5 yr. CMT + 2.65%), due 01/21/51(c) 144A	593,247
545,000	Nippon Life Insurance Co., 5.10% (5 yr. USD swap + 3.65%), due 10/16/44(c) 144A	533,241
311,000	NiSource, Inc., 3.60%, due 05/01/30	277,649
239,000	Nissan Motor Acceptance Co. LLC, 1.13%, due 09/16/24 144A	217,926
482,000	Nissan Motor Co., Ltd., 3.52%, due 09/17/25 144A	448,201
200,000	Nomura Holdings, Inc., 2.61%, due 07/14/31	155,155
970,000	Norfolk Southern Corp., 4.84%, due 10/01/41	895,759
195,000	Northern States Power Co., 3.60%, due 09/15/47	151,126
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
942,000	Northrop Grumman Corp., 5.25%, due 05/01/50	933,150
300,000	NOVA Chemicals Corp., 4.88%, due 06/01/24 144A	290,937
621,000	Novelis Corp., 4.75%, due 01/30/30 144A	551,957
531,000	NRG Energy, Inc., 2.45%, due 12/02/27 144A	440,786
50,000	NRG Energy, Inc., 3.38%, due 02/15/29 144A	40,398
194,000	NRG Energy, Inc., 3.63%, due 02/15/31 144A	147,832
474,000	NRG Energy, Inc., 3.88%, due 02/15/32 144A	356,910
303,000	NRG Energy, Inc., 4.45%, due 06/15/29 144A	268,566
125,000	NRG Energy, Inc., 5.25%, due 06/15/29 144A	110,553
525,000	NRG Energy, Inc., 5.75%, due 01/15/28(e)	493,658
250,000	NSTAR Electric Co., 3.10%, due 06/01/51	173,038
315,000	Nutrien, Ltd., 4.90%, due 06/01/43	278,524
2,136,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, due 05/01/25	2,012,614
715,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.88%, due 06/18/26	680,131
262,000	Occidental Petroleum Corp., 6.45%, due 09/15/36	267,831
215,000	Occidental Petroleum Corp., 6.60%, due 03/15/46	221,718
3,517,000	Occidental Petroleum Corp., 6.98%, due 10/10/36(n)	1,763,670
325,000	OneMain Finance Corp., 6.63%, due 01/15/28	299,839
129,000	OneMain Finance Corp., 6.88%, due 03/15/25	124,215
200,000	OneMain Finance Corp., 8.25%, due 10/01/23	201,893
655,000	ONEOK, Inc., 3.10%, due 03/15/30	550,329
390,000	ONEOK, Inc., 4.45%, due 09/01/49(e)	291,455
200,000	ONEOK, Inc., 4.95%, due 07/13/47	161,999
1,200,000	Oracle Corp., 1.65%, due 03/25/26	1,075,643
1,281,000	Oracle Corp., 2.95%, due 04/01/30	1,095,076
1,106,000	Oracle Corp., 3.95%, due 03/25/51	792,804
425,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, due 04/30/28 144A	377,039
342,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31 144A	296,731
208,000	Oriflame Investment Holding Plc, 5.13%, due 05/04/26 144A	130,000
63,000	Ovintiv, Inc., 7.20%, due 11/01/31	66,332
391,000	Owens Corning, 3.95%, due 08/15/29	356,207
350,000	Owens Corning, 4.30%, due 07/15/47	270,841
110,000	Owens-Brockway Glass Container, Inc., 6.63%, due 05/13/27(e) 144A	106,893
265,000	PacifiCorp, 2.70%, due 09/15/30(e)	228,517
195,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/28 144A	174,462
406,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/27 144A	360,792
197,000	Parkland Corp., 4.50%, due 10/01/29 144A	164,438
190,000	Parkland Corp., 4.63%, due 05/01/30 144A	157,500
415,000	PECO Energy Co., 3.05%, due 03/15/51	285,718
205,000	PECO Energy Co., 3.70%, due 09/15/47	161,240
580,000	Pennsylvania Electric Co., 3.60%, due 06/01/29 144A	521,857
2,450,000	Penske Truck Leasing Co., LP/PTL Finance Corp., 3.90%, due 02/01/24 144A	2,399,328
76,000	Petroleos Mexicanos, 6.35%, due 02/12/48	46,636
270,000	Petroleos Mexicanos, 6.50%, due 03/13/27	246,864
255,000	Petroleos Mexicanos, 6.50%, due 06/02/41	166,547
338,000	Petroleos Mexicanos, 6.75%, due 09/21/47	216,416
380,000	Petroleos Mexicanos, 6.88%, due 08/04/26	359,745

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
233,000	Petroleos Mexicanos, 8.75%, due 06/02/29	218,802
2,275,997	PG&E Wildfire Recovery Funding LLC, 3.59%, due 06/01/32	2,158,413
827,000	PG&E Wildfire Recovery Funding LLC, 4.26%, due 06/01/38	768,930
2,169,000	PG&E Wildfire Recovery Funding LLC, 4.72%, due 06/01/39	2,066,179
797,000	Phillips 66 Co., 3.61%, due 02/15/25 144A	772,205
145,000	Piedmont Natural Gas Co., Inc., 3.50%, due 06/01/29	133,189
575,000	Pilgrim's Pride Corp., 5.88%, due 09/30/27 144A	558,725
855,000	Plains All American Pipeline, LP/PAA Finance Corp., 3.55%, due 12/15/29	743,193
63,000	PNC Financial Services Group, Inc. (The), 3.15%, due 05/19/27(e)	58,926
722,000	PNC Financial Services Group, Inc. (The), 3.40% (5 yr. CMT + 2.60%)(c)(g)	573,990
357,000	PNC Financial Services Group, Inc. (The), 4.85% (3 mo. USD LIBOR + 3.04%)(c)(g)	336,696
2,074,000	PNC Financial Services Group, Inc. (The), 5.35% (SOFR + 1.62%), due 12/02/28(c)	2,094,059
699,000	PNC Financial Services Group, Inc. (The), 8.12% (3 mo. USD LIBOR + 3.68%)(c)(g)	699,698
292,000	Post Holdings, Inc., 5.50%, due 12/15/29 144A	264,844
201,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, due 09/01/29(e) 144A	148,479
51,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, due 08/31/27 144A	44,103
136,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	124,062
90,000	Providence St. Joseph Health Obligated Group, 2.75%, due 10/01/26	84,458
277,000	Prudential Financial, Inc., 5.13% (5 yr. CMT + 3.16%), due 03/01/52(c)	252,447
195,000	Public Service Electric & Gas Co., (MTN), 2.70%, due 05/01/50	126,859
445,000	Public Service Electric & Gas Co., (MTN), 3.00%, due 05/15/27	416,264
315,000	Public Service Electric & Gas Co., (MTN), 3.20%, due 05/15/29	286,436
1,700,000	Public Service Enterprise Group, Inc., 2.88%, due 06/15/24	1,642,695
515,000	Public Storage REIT, 2.25%, due 11/09/31	414,341
379,000	Puget Energy, Inc., 2.38%, due 06/15/28	323,151
900,000	Qatar Energy, 1.38%, due 09/12/26(e) 144A	799,399
275,000	Qatar Energy, 2.25%, due 07/12/31 144A	228,300
255,000	Qorvo, Inc., 1.75%, due 12/15/24 144A	235,174
282,000	Qorvo, Inc., 3.38%, due 04/01/31 144A	227,070
130,000	Radian Group, Inc., 4.50%, due 10/01/24	125,616
133,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 09/15/28 144A	55,945
1,761,000	Raytheon Technologies Corp., 1.90%, due 09/01/31	1,387,045
120,000	Realty Income Corp. REIT, 2.85%, due 12/15/32	97,655
330,000	Realty Income Corp. REIT, 3.25%, due 01/15/31	286,987
408,000	Renesas Electronics Corp., 1.54%, due 11/26/24 144A	374,341
340,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, due 04/16/29(e) 144A	241,649
346,000	RHP Hotel Properties, LP/RHP Finance Corp. REIT, 4.50%, due 02/15/29 144A	298,899
405,000	Roper Technologies, Inc., 1.40%, due 09/15/27	343,248
217,000	Royalty Pharma Plc, 1.75%, due 09/02/27	184,002
415,000	RPM International, Inc., 2.95%, due 01/15/32	328,054
232,000	Sabine Pass Liquefaction LLC, 4.20%, due 03/15/28	218,491
662,000	Sabine Pass Liquefaction LLC, 4.50%, due 05/15/30	615,191
231,000	Sabine Pass Liquefaction LLC, 5.00%, due 03/15/27	226,854
288,000	Sabine Pass Liquefaction LLC, 5.88%, due 06/30/26	291,741
247,000	Sabre GLBL, Inc., 7.38%, due 09/01/25 144A	237,786
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25(e)	308,758
290,000	San Diego Gas & Electric Co., 4.15%, due 05/15/48	243,460
466,000	Santander Holdings USA, Inc., 2.49% (SOFR + 1.25%), due 01/06/28(c)	400,438
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
1,209,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	1,123,655
1,093,000	Santander Holdings USA, Inc., 3.45%, due 06/02/25	1,042,497
620,000	Santander Holdings USA, Inc., 3.50%, due 06/07/24	602,684
199,000	Santander Holdings USA, Inc., 4.40%, due 07/13/27	190,100
437,000	Sasol Financing USA LLC, 5.50%, due 03/18/31(e)	356,384
200,000	Sasol Financing USA LLC, 5.88%, due 03/27/24	196,149
200,000	Sasol Financing USA LLC, 6.50%, due 09/27/28	182,019
186,000	SBA Tower Trust REIT, 6.60%, due 01/15/28 144A	186,799
411,000	SBL Holdings, Inc., 5.00%, due 02/18/31 144A	324,114
1,666,000	Schlumberger Holdings Corp., 3.90%, due 05/17/28 144A	1,555,274
115,000	Sensata Technologies, Inc., 3.75%, due 02/15/31(e) 144A	94,780
254,000	Service Corp. International, 4.00%, due 05/15/31	214,292
950,000	Shell International Finance BV, 5.50%, due 03/25/40	972,403
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	921,655
344,000	Sirius XM Radio, Inc., 4.00%, due 07/15/28 144A	300,044
593,000	Sirius XM Radio, Inc., 5.00%, due 08/01/27 144A	549,451
220,000	SMBC Aviation Capital Finance DAC, 2.30%, due 06/15/28 144A	180,819
1,130,000	Societe Generale SA, 1.79% (1 yr. CMT + 1.00%), due 06/09/27(c) 144A	973,577
710,000	Societe Generale SA, 2.80% (1 yr. CMT + 1.30%), due 01/19/28(c) 144A	622,149
810,000	Societe Generale SA, 4.84% (SOFR + 1.05%), due 01/21/26(c) 144A	782,223
514,000	Societe Generale SA, 5.38% (5 yr. CMT + 4.51%)(c)(g) 144A	417,695
281,000	Societe Generale SA, 6.22% (1 yr. CMT + 3.20%), due 06/15/33(c) 144A	263,579
200,000	Sotheby's, 7.38%, due 10/15/27(e) 144A	187,842
570,000	Southern California Edison Co., 3.45%, due 02/01/52	408,240
335,000	Southern California Edison Co., 4.00%, due 04/01/47	263,343
1,318,000	Southern Co. (The), 3.25%, due 07/01/26	1,240,994
1,260,000	Southern Co. Gas Capital Corp., 2.45%, due 10/01/23	1,232,958
755,000	Southwest Airlines Co., 2.63%, due 02/10/30(e)	628,087
144,000	Southwestern Energy Co., 4.75%, due 02/01/32	123,338
1,701,000	Spirit Realty, LP REIT, 2.10%, due 03/15/28	1,389,780
300,000	Sprint LLC, 7.13%, due 06/15/24	306,522
598,000	Stagwell Global LLC, 5.63%, due 08/15/29 144A	494,220
118,000	Standard Industries, Inc., 3.38%, due 01/15/31 144A	89,041
590,000	Standard Industries, Inc., 4.38%, due 07/15/30 144A	482,036
25,000	Standard Industries, Inc., 4.75%, due 01/15/28(e) 144A	22,534
175,000	Starwood Property Trust, Inc. REIT, 3.63%, due 07/15/26 144A	153,343
200,000	State Grid Overseas Investment BVI, Ltd., 3.50%, due 05/04/27 144A	191,018
330,000	State Street Corp., 3.15% (SOFR + 2.65%), due 03/30/31(c)	291,215
920,000	Steel Dynamics, Inc., 3.45%, due 04/15/30	811,056
2,695,000	Stellantis Finance US, Inc., 1.71%, due 01/29/27 144A	2,316,181
605,000	Stellantis Finance US, Inc., 2.69%, due 09/15/31 144A	463,049
77,000	Sunoco, LP/Sunoco Finance Corp., 4.50%, due 05/15/29	67,463
297,000	Sunoco, LP/Sunoco Finance Corp., 4.50%, due 04/30/30	258,212
455,000	Take-Two Interactive Software, Inc., 3.30%, due 03/28/24	444,581
257,000	Take-Two Interactive Software, Inc., 3.55%, due 04/14/25	247,553
225,000	Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	194,857
740,000	Targa Resources Corp., 4.95%, due 04/15/52	588,772

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
467,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32	393,560
150,000	Taylor Morrison Communities, Inc., 5.13%, due 08/01/30 144A	130,201
110,000	Taylor Morrison Communities, Inc., 5.88%, due 06/15/27 144A	105,803
150,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 03/01/24 144A	149,573
926,000	Teachers Insurance & Annuity Association of America, 4.27%, due 05/15/47 144A	761,586
34,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	37,602
1,125,000	Teledyne Technologies, Inc., 2.75%, due 04/01/31(e)	922,655
700,000	Telefonica Emisiones SA, 5.21%, due 03/08/47	565,011
163,000	Telesat Canada/Telesat LLC, 5.63%, due 12/06/26 144A	75,187
50,000	Tenet Healthcare Corp., 4.38%, due 01/15/30 144A	43,366
223,000	Tenet Healthcare Corp., 4.63%, due 07/15/24	217,808
125,000	Tenet Healthcare Corp., 6.13%, due 06/15/30 144A	119,319
50,000	T-Mobile USA, Inc., 2.88%, due 02/15/31	41,384
521,000	T-Mobile USA, Inc., 3.38%, due 04/15/29	459,884
2,019,000	T-Mobile USA, Inc., 3.50%, due 04/15/25	1,943,432
742,000	T-Mobile USA, Inc., 3.88%, due 04/15/30	673,855
1,000,000	T-Mobile USA, Inc., 4.50%, due 04/15/50	827,086
1,595,000	Toll Brothers Finance Corp., 4.35%, due 02/15/28	1,451,904
1,475,000	Toronto-Dominion Bank (The), 1.95%, due 01/12/27(e)	1,316,334
321,000	Total Play Telecomunicaciones SA de CV, 6.38%, due 09/20/28(e) 144A	251,100
548,000	Total Play Telecomunicaciones SA de CV, 7.50%, due 11/12/25(e) 144A	481,177
1,453,000	Toyota Motor Credit Corp., (MTN), 3.00%, due 04/01/25	1,396,490
251,000	TransCanada PipeLines, Ltd., 4.25%, due 05/15/28	238,066
140,000	Transcontinental Gas Pipe Line Co. LLC, 3.95%, due 05/15/50	107,128
500,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, due 03/15/48	417,953
270,000	TransDigm, Inc., 5.50%, due 11/15/27	254,092
175,000	Travel + Leisure Co., 4.63%, due 03/01/30 144A	145,437
166,000	Travel + Leisure Co., 6.60%, due 10/01/25(d)	163,389
55,000	Trident TPI Holdings, Inc., 6.63%, due 11/01/25 144A	48,045
170,000	TriNet Group, Inc., 3.50%, due 03/01/29 144A	139,995
232,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, due 04/01/29 144A	150,573
342,000	Tutor Perini Corp., 6.88%, due 05/01/25(e) 144A	299,789
532,000	Uber Technologies, Inc., 4.50%, due 08/15/29 144A	464,505
285,000	Uber Technologies, Inc., 7.50%, due 05/15/25 144A	285,209
765,000	UBS Group AG, 1.49% (1 yr. CMT + 0.85%), due 08/10/27(c) 144A	659,114
375,000	UBS Group AG, 2.10% (1 yr. CMT + 1.00%), due 02/11/32(c) 144A	283,181
1,897,000	UBS Group AG, 4.13%, due 04/15/26 144A	1,821,933
305,000	UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(c)(g) 144A	300,829
492,500	United Airlines Pass Through Trust, 3.45%, due 01/07/30	415,550
306,062	United Airlines Pass Through Trust, 3.65%, due 07/07/27	277,345
529,511	United Airlines Pass Through Trust, 3.75%, due 03/03/28	488,059
2,090,258	United Airlines Pass Through Trust, 4.00%, due 10/11/27	1,945,102
390,926	United Airlines Pass Through Trust, 4.55%, due 02/25/33	329,621
74,666	United Airlines Pass Through Trust, 4.60%, due 09/01/27	68,299
194,310	United Airlines Pass Through Trust, 4.88%, due 07/15/27	185,083
1,523,069	United Airlines Pass Through Trust, 5.88%, due 04/15/29	1,503,770
307,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	285,088
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
98,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	85,500
150,000	United Rentals North America, Inc., 3.75%, due 01/15/32(e)	122,570
251,000	United Rentals North America, Inc., 3.88%, due 11/15/27	232,707
37,000	United Rentals North America, Inc., 3.88%, due 02/15/31	31,100
245,000	United Rentals North America, Inc., 4.88%, due 01/15/28	232,714
35,000	United Rentals North America, Inc., 5.25%, due 01/15/30	32,947
390,000	UnitedHealth Group, Inc., 3.05%, due 05/15/41	294,663
155,000	UnitedHealth Group, Inc., 3.25%, due 05/15/51	111,670
433,000	Universal Health Services, Inc., 1.65%, due 09/01/26	371,689
430,000	Universal Health Services, Inc., 2.65%, due 10/15/30	343,222
120,000	University of Chicago (The), 2.76%, due 04/01/45	90,146
350,000	University of Southern California, 2.95%, due 10/01/51	236,265
122,000	Univision Communications, Inc., 4.50%, due 05/01/29 144A	102,252
43,000	Univision Communications, Inc., 7.38%, due 06/30/30 144A	41,147
1,018,877	US Airways Pass Through Trust, 4.63%, due 12/03/26	929,546
67,307	US Airways Pass Through Trust, 5.90%, due 04/01/26	65,164
66,968	US Airways Pass Through Trust, 6.25%, due 10/22/24	66,935
179,854	US Airways Pass Through Trust, 7.13%, due 04/22/25	180,962
1,481,000	US Bancorp, 5.73% (SOFR + 1.43%), due 10/21/26(c)	1,510,027
355,000	Valvoline, Inc., 3.63%, due 06/15/31 144A	291,750
125,000	Valvoline, Inc., 4.25%, due 02/15/30 144A	121,475
413,000	Var Energi ASA, 8.00%, due 11/15/32 144A	426,988
165,000	Varex Imaging Corp., 7.88%, due 10/15/27 144A	164,231
325,000	Vector Group, Ltd., 5.75%, due 02/01/29 144A	282,272
180,000	Ventas Realty, LP REIT, 3.50%, due 02/01/25	173,014
148,000	Venture Global Calcasieu Pass LLC, 3.88%, due 08/15/29 144A	129,760
219,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	186,971
285,000	VeriSign, Inc., 2.70%, due 06/15/31(e)	232,822
207,000	VeriSign, Inc., 5.25%, due 04/01/25	206,649
878,000	Verisk Analytics, Inc., 3.63%, due 05/15/50	609,739
1,300,000	Verizon Communications, Inc., 2.55%, due 03/21/31	1,072,275
578,000	Verizon Communications, Inc., 2.88%, due 11/20/50	364,866
1,224,000	Verizon Communications, Inc., 3.55%, due 03/22/51(e)	877,612
190,000	Viatris, Inc., 2.30%, due 06/22/27	162,625
325,000	Viatris, Inc., 3.85%, due 06/22/40	218,940
501,000	Viatris, Inc., 4.00%, due 06/22/50	310,415
106,000	VICI Properties, LP REIT, 5.13%, due 05/15/32	98,355
305,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 3.88%, due 02/15/29 144A	267,753
219,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.13%, due 08/15/30 144A	192,029
319,000	VICI Properties, LP/VICI Note Co., Inc. REIT, 4.63%, due 12/01/29 144A	290,826
1,400,000	Virginia Electric & Power Co., 3.15%, due 01/15/26	1,332,932
460,000	Vistra Operations Co. LLC, 3.55%, due 07/15/24 144A	441,454
1,026,000	Vistra Operations Co. LLC, 3.70%, due 01/30/27 144A	936,204
881,000	Vistra Operations Co. LLC, 4.30%, due 07/15/29 144A	794,496
135,000	Vistra Operations Co. LLC, 5.00%, due 07/31/27 144A	125,590
432,000	Vodafone Group Plc, 7.00% (5 yr. USD swap + 4.87%), due 04/04/79(c)	434,933
72,000	Volcan Cia Minera SAA, 4.38%, due 02/11/26 144A	62,121
340,000	WakeMed, 3.29%, due 10/01/52	225,740
576,000	Warnermedia Holdings, Inc., 5.05%, due 03/15/42 144A	442,728

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
2,493,000	Warnermedia Holdings, Inc., 5.14%, due 03/15/52 144A	1,821,952
1,237,000	Waste Management, Inc., 4.15%, due 04/15/32	1,180,695
490,000	Wells Fargo & Co., 3.07% (SOFR + 2.53%), due 04/30/41(c)	351,324
1,497,000	Wells Fargo & Co., 5.88% (3 mo. USD LIBOR + 3.99%)(c)(e)(g)	1,448,348
765,000	Wells Fargo & Co., (MTN), 2.57% (SOFR + 1.26%), due 02/11/31(c)	635,138
1,082,000	Wells Fargo & Co., (MTN), 2.88% (3 mo. TSFR + 1.43%), due 10/30/30(c)	921,368
389,000	Wells Fargo & Co., (MTN), 3.35% (SOFR + 1.50%), due 03/02/33(c)	328,737
6,015,000	Wells Fargo & Co., (MTN), 4.81% (SOFR + 1.98%), due 07/25/28(c)	5,884,737
662,000	Western Digital Corp., 4.75%, due 02/15/26	624,875
350,000	William Carter Co. (The), 5.63%, due 03/15/27 144A	336,329
477,000	Williams Cos., Inc. (The), 3.75%, due 06/15/27	449,732
1,065,000	Williams Cos., Inc. (The), 4.55%, due 06/24/24	1,053,963
416,000	Williams Cos., Inc. (The), 4.65%, due 08/15/32	388,483
324,000	WMG Acquisition Corp., 3.88%, due 07/15/30 144A	279,652
300,000	Wolverine World Wide, Inc., 4.00%, due 08/15/29(e) 144A	227,709
988,000	Workday, Inc., 3.50%, due 04/01/27	924,848
665,000	WP Carey, Inc. REIT, 2.25%, due 04/01/33	494,428
140,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 08/15/28 144A	125,832
98,000	XHR, LP REIT, 4.88%, due 06/01/29 144A	80,402
610,000	Yale University, 2.40%, due 04/15/50(e)	390,079
1,070,000	Yamana Gold, Inc., 2.63%, due 08/15/31	801,452
1,220,000	Yara International ASA, 4.75%, due 06/01/28 144A	1,124,074
201,000	Yum! Brands, Inc., 3.63%, due 03/15/31	168,963
153,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	140,635
		431,300,346
	Mortgage Backed Securities - Private Issuers — 10.0%
125,985	Angel Oak Mortgage Trust CMO, Series 2020-R1, Class A1, 0.99%, due 04/25/53(b) 144A	117,770
196,298	Angel Oak Mortgage Trust CMO, Series 2021-2, Class A1, 0.99%, due 04/25/66(b) 144A	162,052
379,706	Angel Oak Mortgage Trust CMO, Series 2021-4, Class A1, 1.04%, due 01/20/65(b) 144A	300,455
380,363	Angel Oak Mortgage Trust CMO, Series 2021-5, Class A1, 0.95%, due 07/25/66(b) 144A	312,071
1,800,000	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A4, 2.50%, due 05/15/53 144A	1,515,836
2,500,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A4, 2.25%, due 06/15/54 144A	1,998,079
226,925	Arroyo Mortgage Trust CMO, Series 2021-1R, Class A1, 1.18%, due 10/25/48(b) 144A	179,314
147,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.72%, due 11/05/32(b) 144A	110,526
1,015,885	BANK, Series 2019-BN20, Class A2, 2.76%, due 09/15/62	882,671
850,000	BANK, Series 2019-BN23, Class A2, 2.67%, due 12/15/52	729,566
1,806,000	BANK, Series 2020-BN26, Class A2, 2.04%, due 03/15/63	1,588,097
1,800,000	BANK, Series 2020-BN26, Class A3, 2.16%, due 03/15/63	1,486,104
869,000	BANK, Series 2020-BN30, Class A4, 1.93%, due 12/15/53	687,836
3,000,000	BANK, Series 2021-BN32, Class A4, 2.35%, due 04/15/54	2,481,910
2,300,000	BANK, Series 2021-BN34, Class A4, 2.16%, due 06/15/63	1,851,940
200,000	BBCMS Mortgage Trust, Series 2015-SRCH, Class D, 4.96%, due 08/10/35(b) 144A	169,673
3,000,000	BBCMS Mortgage Trust, Series 2018-TALL, Class A, 5.04% (1 mo. USD LIBOR + 0.72%), due 03/15/37(c) 144A	2,777,404
2,000,000	BBCMS Mortgage Trust, Series 2022-C14, Class A4, 2.69%, due 02/15/55	1,662,945
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
19,543	Bellemeade Re, Ltd. CMO, Series 2019-3A, Class M1B, 5.99% (1 mo. USD LIBOR + 1.60%), due 07/25/29(c) 144A	19,534
214,779	Bellemeade Re, Ltd. CMO, Series 2021-2A, Class M1A, 5.13% (SOFR 30-day average + 1.20%), due 06/25/31(c) 144A	212,797
1,350,000	Benchmark Mortgage Trust, Series 2019-B15, Class A4, 2.67%, due 12/15/72	1,166,778
600,000	Benchmark Mortgage Trust, Series 2020-B17, Class A4, 2.04%, due 03/15/53	493,334
1,200,000	Benchmark Mortgage Trust, Series 2020-B20, Class A2, 1.75%, due 10/15/53	1,084,066
1,800,000	Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, due 09/15/48 144A	1,675,106
3,039,000	Benchmark Mortgage Trust, Series 2021-B23, Class A2, 1.62%, due 02/15/54	2,730,934
1,700,000	Benchmark Mortgage Trust, Series 2021-B23, Class A4A1, 1.82%, due 02/15/54	1,346,132
900,000	Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, due 03/15/54	772,091
1,750,000	Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, due 03/15/54	1,447,231
1,250,000	Benchmark Mortgage Trust, Series 2021-B28, Class ASB, 1.98%, due 08/15/54	1,042,406
1,800,000	Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, due 12/15/54	1,464,866
1,800,000	Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.46%, due 03/15/55	1,596,113
628,000	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, 6.11% (1 mo. TSFR + 1.77%), due 05/15/39(c) 144A	616,650
136,000	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, 6.65% (1 mo. TSFR + 2.32%), due 05/15/39(c) 144A	131,385
1,038,000	BPR Trust, Series 2022-OANA, Class A, 6.23% (1 mo. TSFR + 1.90%), due 04/15/37(c) 144A	1,015,426
213,347	BRAVO Residential Funding Trust CMO, Series 2021-NQM1, Class A1, 0.94%, due 02/25/49(b) 144A	177,899
1,277,263	BX Commercial Mortgage Trust, Series 2019-XL, Class A, 5.37% (1 mo. TSFR + 1.03%), due 10/15/36(c) 144A	1,262,384
379,271	BX Commercial Mortgage Trust, Series 2020-VKNG, Class A, 5.38% (1 mo. TSFR + 1.05%), due 10/15/37(c) 144A	370,544
355,000	BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 5.17% (1 mo. USD LIBOR + 0.85%), due 11/15/38(c) 144A	342,088
1,531,000	BX Commercial Mortgage Trust, Series 2021-CIP, Class A, 5.24% (1 mo. USD LIBOR + 0.92%), due 12/15/38(c) 144A	1,479,736
1,516,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, 5.02% (1 mo. USD LIBOR + 0.70%), due 09/15/36(c) 144A	1,462,504
342,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class C, 5.42% (1 mo. USD LIBOR + 1.10%), due 09/15/36(c) 144A	321,902
876,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 5.33% (1 mo. TSFR + 0.99%), due 01/17/39(c) 144A	839,958
427,000	BX Trust, Series 2022-CLS, Class A, 5.76%, due 10/13/27 144A	418,908
1,200,000	CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, due 08/15/57	1,028,208
983,164	CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, due 04/15/25(b) 144A	924,092
585,267	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3, 3.01%, due 05/10/58	544,980
2,349,356	CFCRE Commercial Mortgage Trust, Series 2016-C6, Class A2, 2.95%, due 11/10/49	2,148,864
233,000	CFK Trust CMO, Series 2020-MF2, Class A, 2.39%, due 03/15/39 144A	201,025
516,432	CIM Trust CMO, Series 2020-INV1, Class A2, 2.50%, due 04/25/50(b) 144A	428,927
330,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, due 12/15/72	284,731
761,000	Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class A, 4.15%, due 01/10/36 144A	742,340
27,500,000	Citigroup Commercial Mortgage Trust, (IO), Series 2014-GC21, Class XB, 0.44%, due 05/10/47(b) 144A	158,755
351,324	COLT Mortgage Loan Trust CMO, Series 2021-2, Class A1, 0.92%, due 08/25/66(b) 144A	278,884

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
487,729	COLT Mortgage Loan Trust CMO, Series 2021-3, Class A1, 0.96%, due 09/27/66(b) 144A	379,449
352,978	COLT Mortgage Loan Trust CMO, Series 2021-HX1, Class A1, 1.11%, due 10/25/66(b) 144A	283,321
528,295	COLT Trust CMO, Series 2020-RPL1, Class A1, 1.39%, due 01/25/65(b) 144A	450,624
235,000	Commercial Mortgage Trust, Series 2013-300P, Class D, 4.39%, due 08/10/30(b) 144A	208,916
862,644	Commercial Mortgage Trust, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	820,915
862,000	Commercial Mortgage Trust, Series 2015-CR27, Class A4, 3.61%, due 10/10/48	820,184
150,000	Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.24%, due 10/10/29 144A	140,184
223,000	Commercial Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, due 02/10/37 144A	205,755
415,181	Connecticut Avenue Securities Trust CMO, Series 2022-R03, Class 1M1, 6.03% (SOFR 30-day average + 2.10%), due 03/25/42(c) 144A	412,504
176,256	Connecticut Avenue Securities Trust CMO, Series 2022-R04, Class 1M1, 5.93% (SOFR 30-day average + 2.00%), due 03/25/42(c) 144A	175,717
355,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 5.92% (1 mo. USD LIBOR + 1.60%), due 05/15/36(c) 144A	347,965
260,944	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.26%, due 08/15/37 144A	233,433
233,832	Credit Suisse Mortgage Trust CMO, Series 2018-RPL9, Class A, 3.85%, due 09/25/57(b) 144A	219,534
260,397	Credit Suisse Mortgage Trust CMO, Series 2020-RPL6, Class A1, 2.69%, due 03/25/59(b) 144A	247,300
222,642	Credit Suisse Mortgage Trust CMO, Series 2021-NQM2, Class A1, 1.18%, due 02/25/66(b) 144A	185,421
203,864	Credit Suisse Mortgage Trust CMO, Series 2021-NQM3, Class A1, 1.02%, due 04/25/66(b) 144A	161,281
219,270	Credit Suisse Mortgage Trust CMO, Series 2021-NQM5, Class A1, 0.94%, due 05/25/66(b) 144A	170,217
360,836	Credit Suisse Mortgage Trust CMO, Series 2021-NQM6, Class A1, 1.17%, due 07/25/66(b) 144A	282,167
1,064,571	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A3, 3.13%, due 06/15/50	957,576
775,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.19%, due 11/15/50	711,944
1,050,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A3, 2.72%, due 12/15/52	897,024
1,819,967	CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, due 03/15/54	1,520,087
337,687	Ellington Financial Mortgage Trust CMO, Series 2021-1, Class A1, 0.80%, due 02/25/66(b) 144A	277,004
82,156	Ellington Financial Mortgage Trust CMO, Series 2021-2, Class A1, 0.93%, due 06/25/66(b) 144A	63,597
1,134,288	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-2, Class MA, 3.50%, due 11/25/57	1,078,507
411,264	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class MA, 3.50%, due 08/25/57(b)	390,439
1,650,582	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-4, Class MA, 3.50%, due 03/25/58	1,576,327
693,095	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class MA, 3.50%, due 07/25/58	655,794
1,260,902	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-2, Class MA, 3.50%, due 08/25/58	1,189,803
957,842	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-4, Class MA, 3.00%, due 02/25/59	888,194
865,281	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class MA, 2.50%, due 08/25/59	790,297
2,261,677	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2022, Class MA, 3.00%, due 04/25/62	2,053,454
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
2,166,285	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2022-1, Class MAU, 3.25%, due 11/25/61	2,001,032
594,192	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2022-DNA1, Class M1A, 4.93% (SOFR 30-day average + 1.00%), due 01/25/42(c) 144A	579,245
460,849	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2022-DNA2, Class M1A, 5.23% (SOFR 30-day average + 1.30%), due 02/25/42(c) 144A	453,400
437,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2022-DNA2, Class M1B, 6.33% (SOFR 30-day average + 2.40%), due 02/25/42(c) 144A	425,577
567,531	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2022-DNA3, Class M1A, 5.93% (SOFR 30-day average + 2.00%), due 04/25/42(c) 144A	564,959
660,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2022-DNA3, Class M1B, 6.83% (SOFR 30-day average + 2.90%), due 04/25/42(c) 144A	653,107
543,844	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2022-DNA4, Class M1A, 6.13% (SOFR 30-day average + 2.20%), due 05/25/42(c) 144A	542,420
429,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2022-DNA4, Class M1B, 7.28% (SOFR 30-day average + 3.35%), due 05/25/42(c) 144A	431,887
529,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2022-DNA5, Class M1B, 8.43% (SOFR 30-day average + 4.50%), due 06/25/42(c) 144A	553,876
279,899	Flagstar Mortgage Trust CMO, Series 2020-2, Class A2, 3.00%, due 08/25/50(b) 144A	233,615
480,604	Flagstar Mortgage Trust CMO, Series 2021-1, Class A2, 2.50%, due 02/01/51(b) 144A	388,694
1,335,662	Flagstar Mortgage Trust CMO, Series 2021-6INV, Class A4, 2.50%, due 08/25/51(b) 144A	1,076,908
223,405	GCAT Trust CMO, Series 2021-NQM1, Class A1, 0.87%, due 01/25/66(b) 144A	188,583
171,437	GCAT Trust CMO, Series 2021-NQM2, Class A1, 1.04%, due 05/25/66(b) 144A	134,084
271,611	GCAT Trust CMO, Series 2021-NQM3, Class A1, 1.09%, due 05/25/66(b) 144A	217,332
196,000	GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class A, 2.75%, due 02/10/37 144A	179,249
445,385	GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 5.05% (1 mo. USD LIBOR + 0.70%), due 11/21/35(c) 144A	415,115
828,873	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	794,508
2,636,551	GS Mortgage Securities Trust, Series 2015-GC30, Class A3, 3.12%, due 05/10/50	2,499,594
1,600,000	GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.12%, due 05/12/53	1,309,422
1,062,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.01%, due 12/12/53	834,915
1,143,000	GS Mortgage Securities Trust, Series 2020-GSA2, Class AAB, 1.66%, due 12/12/53	975,911
1,900,000	GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, due 12/15/54	1,514,520
116,451	GS Mortgage-Backed Securities Corp. Trust CMO, Series 2021-NQM1, Class A1, 1.02%, due 07/25/61(b) 144A	96,063
48,202	GS Mortgage-Backed Securities Trust CMO, Series 2020-NQM1, Class A1, 1.38%, due 09/27/60(b) 144A	42,236
1,712,962	GS Mortgage-Backed Securities Trust CMO, Series 2021-PJ2, Class A2, 2.50%, due 07/25/51(b) 144A	1,383,247
290,312	Home RE, Ltd. CMO, Series 2021-2, Class M1A, 5.18% (SOFR 30-day average + 1.25%), due 01/25/34(c) 144A	289,416
161,639	Imperial Fund Mortgage Trust CMO, Series 2021-NQM1, Class A1, 1.07%, due 06/25/56(b) 144A	131,258
170,000	IMT Trust, Series 2017-APTS, Class CFX, 3.50%, due 06/15/34(b) 144A	160,299
707,000	INTOWN Mortgage Trust, Series 2022-STAY, Class A, 6.82% (1 mo. TSFR + 2.49%), due 08/15/39(c) 144A	704,137
335,000	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.17%, due 05/15/48(b) 144A	331,196
272,033	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A3, 3.67%, due 04/15/47	271,409
1,114	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A2, 2.82%, due 11/15/48	1,112

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
700,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, due 06/15/49	651,905
936,966	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, due 03/15/50	874,346
680,743	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3, 2.56%, due 08/15/49	622,811
779,049	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, due 07/15/50	751,225
836,188	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A2, 3.15%, due 06/13/52	809,414
267,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class AFX, 2.81%, due 01/16/37 144A	241,550
1,500,745	JPMorgan Mortgage Trust CMO, Series 2021-3, Class A3, 2.50%, due 07/25/51(b) 144A	1,213,747
193,000	KNDL Mortgage Trust, Series 2019-KNSQ, Class D, 5.67% (1 mo. USD LIBOR + 1.35%), due 05/15/36(c) 144A	188,266
561,785	Legacy Mortgage Asset Trust CMO, Series 2019-PR1, Class A1, 6.86%, due 09/25/59(d) 144A	558,859
202,233	Legacy Mortgage Asset Trust CMO, Series 2020-GS1, Class A1, 2.88%, due 10/25/59(d) 144A	200,929
80,022	Legacy Mortgage Asset Trust CMO, Series 2021-GS1, Class A1, 1.89%, due 10/25/66(d) 144A	73,517
378,444	Life Mortgage Trust, Series 2021-BMR, Class A, 5.02% (1 mo. USD LIBOR + 0.70%), due 03/15/38(c) 144A	366,927
418,745	Life Mortgage Trust, Series 2021-BMR, Class D, 5.72% (1 mo. USD LIBOR + 1.40%), due 03/15/38(c) 144A	397,572
1,028,000	Life Mortgage Trust, Series 2022-BMR2, Class A1, 5.63% (1 mo. TSFR + 1.30%), due 05/15/39(c) 144A	1,004,103
379,531	MetLife Securitization Trust CMO, Series 2020-INV1, Class A2A, 2.50%, due 05/25/50(b) 144A	319,559
138,050	MFA Trust CMO, Series 2021-NQM1, Class A1, 1.15%, due 04/25/65(b) 144A	119,774
1,737,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, due 04/15/48	1,647,279
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A4, 3.73%, due 05/15/48	761,347
2,204,000	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4, 3.81%, due 12/15/48	2,084,928
1,562,383	Morgan Stanley Capital I Trust, Series 2016-UB11, Class A3, 2.53%, due 08/15/49	1,406,329
2,600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, due 06/15/52	2,306,598
980,000	Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4, 2.04%, due 07/15/53	789,691
1,725,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.73%, due 05/15/54	1,438,457
95,000	Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class D, 3.79%, due 11/15/32(b) 144A	80,233
165,000	Natixis Commercial Mortgage Securities Trust, Series 2018-ALXA, Class C, 4.32%, due 01/15/43(b) 144A	139,235
71,740	New Residential Mortgage Loan Trust CMO, Series 2018-4A, Class A1S, 5.14% (1 mo. USD LIBOR + 0.75%), due 01/25/48(c) 144A	69,051
181,042	NYMT Loan Trust CMO, Series 2022-CP1, Class A1, 2.04%, due 07/25/61 144A	162,532
96,863	OBX Trust CMO, Series 2020-EXP2, Class A3, 2.50%, due 05/25/60(b) 144A	77,115
309,745	OBX Trust CMO, Series 2021-NQM2, Class A1, 1.10%, due 05/25/61(b) 144A	237,314
399,932	OBX Trust CMO, Series 2021-NQM3, Class A1, 1.05%, due 07/25/61(b) 144A	302,607
338,618	Provident Funding Mortgage Trust CMO, Series 2020-F1, Class A2, 2.00%, due 01/25/36(b) 144A	290,722
1,737,758	PSMC Trust CMO, Series 2021-2, Class A3, 2.50%, due 05/25/51(b) 144A	1,502,263
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
200,000	Radnor RE, Ltd. CMO, Series 2020-1, Class M1B, 5.84% (1 mo. USD LIBOR + 1.45%), due 01/25/30(c) 144A	198,342
295,142	Sequoia Mortgage Trust CMO, Series 2020-3, Class A4, 3.00%, due 04/25/50(b) 144A	282,832
1,713,347	Sequoia Mortgage Trust CMO, Series 2021-1, Class A1, 2.50%, due 03/25/51(b) 144A	1,385,692
380,000	SLG Office Trust, Series 2021-OVA, Class D, 2.85%, due 07/15/41 144A	283,694
953,000	SMRT, Series 2022-MINI, Class A, 5.34% (1 mo. TSFR + 1.00%), due 01/15/39(c) 144A	921,187
418,663	Starwood Mortgage Residential Trust CMO, Series 2022-1, Class A1, 2.45%, due 12/25/66(b) 144A	352,437
132,000	Towd Point Mortgage Trust CMO, Series 2015-1, Class A5, 3.64%, due 10/25/53(b) 144A	127,714
202,633	Towd Point Mortgage Trust CMO, Series 2018-1, Class A1, 3.00%, due 01/25/58(b) 144A	196,042
210,605	Towd Point Mortgage Trust CMO, Series 2018-4, Class A1, 3.00%, due 06/25/58(b) 144A	193,058
28,187	Towd Point Mortgage Trust CMO, Series 2018-5, Class A1A, 3.25%, due 07/25/58(b) 144A	27,152
153,250	Towd Point Mortgage Trust CMO, Series 2018-6, Class A1A, 3.75%, due 03/25/58(b) 144A	149,148
248,597	Towd Point Mortgage Trust CMO, Series 2019-1, Class A1, 3.72%, due 03/25/58(b) 144A	235,048
163,590	Towd Point Mortgage Trust CMO, Series 2019-4, Class A1, 2.90%, due 10/25/59(b) 144A	152,669
33,934	Towd Point Mortgage Trust CMO, Series 2019-HY3, Class A1A, 5.39% (1 mo. USD LIBOR + 1.00%), due 10/25/59(c) 144A	33,607
625,947	UBS Commercial Mortgage Trust, Series 2017-C2, Class ASB, 3.26%, due 08/15/50	596,725
69,104	Verus Securitization Trust CMO, Series 2020-5, Class A1, 1.22%, due 05/25/65(d) 144A	62,996
290,915	Verus Securitization Trust CMO, Series 2021-3, Class A1, 1.05%, due 06/25/66(b) 144A	233,735
170,601	Verus Securitization Trust CMO, Series 2021-4, Class A1, 0.94%, due 07/25/66(b) 144A	132,101
530,934	Verus Securitization Trust CMO, Series 2021-5, Class A1, 1.01%, due 09/25/66(b) 144A	426,421
135,538	Verus Securitization Trust CMO, Series 2021-R1, Class A1, 0.82%, due 10/25/63(b) 144A	121,632
7,205	WaMu Mortgage Pass Through Certificates CMO, Series 2003-AR9, Class 1A7, 4.12%, due 09/25/33(b)	6,644
1,490,923	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class A2, 2.40%, due 08/15/49	1,344,305
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A3, 2.64%, due 11/15/49	2,760,375
917,021	Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A4, 3.19%, due 07/15/50	840,124
1,011,875	Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class A4, 3.37%, due 03/15/50	934,573
1,605,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A3, 1.94%, due 06/15/53	1,483,106
1,900,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C59, Class A3, 1.96%, due 04/15/54	1,619,289
800,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C60, Class ASB, 2.13%, due 08/15/54	673,493
1,466,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.92%, due 10/15/57	1,420,948
		127,304,381
	Mortgage Backed Securities - U.S. Government Agency Obligations — 27.6%
204,105	FHLMC Gold, Pool # A89870, 4.50%, due 11/01/39	202,677
136,363	FHLMC Gold, Pool # A96970, 4.00%, due 02/01/41	131,229

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
257,956	FHLMC Gold, Pool # C91908, 3.00%, due 01/01/37	239,838
202,279	FHLMC Gold, Pool # G06231, 4.00%, due 12/01/40	194,664
126,186	FHLMC Gold, Pool # G06409, 6.00%, due 11/01/39	132,019
66,653	FHLMC Gold, Pool # G06875, 5.50%, due 12/01/38	69,113
233,894	FHLMC Gold, Pool # G07021, 5.00%, due 09/01/39	238,919
457,677	FHLMC Gold, Pool # G07816, 4.50%, due 09/01/42	454,650
300,935	FHLMC Gold, Pool # G08537, 3.00%, due 07/01/43	274,442
182,020	FHLMC Gold, Pool # G08672, 4.00%, due 10/01/45	174,839
276,748	FHLMC Gold, Pool # G08726, 3.00%, due 10/01/46	248,861
46,639	FHLMC Gold, Pool # G08735, 4.50%, due 10/01/46	45,912
23,823	FHLMC Gold, Pool # G08748, 3.50%, due 02/01/47	22,191
350,075	FHLMC Gold, Pool # G08749, 4.00%, due 02/01/47	335,225
182,811	FHLMC Gold, Pool # G08771, 4.00%, due 07/01/47	174,990
171,459	FHLMC Gold, Pool # G08786, 4.50%, due 10/01/47	168,680
99,492	FHLMC Gold, Pool # G16177, 2.00%, due 01/01/32	90,727
683,381	FHLMC Gold, Pool # G16634, 3.00%, due 10/01/31	655,808
672,051	FHLMC Gold, Pool # G60722, 3.00%, due 10/01/46	603,292
305,390	FHLMC Gold, Pool # G60767, 3.50%, due 10/01/46	284,387
132,874	FHLMC Gold, Pool # G60788, 3.50%, due 12/01/46	123,708
660,500	FHLMC Gold, Pool # G60804, 4.50%, due 05/01/42	652,784
841,008	FHLMC Gold, Pool # G60934, 3.50%, due 06/01/45	788,654
1,003,930	FHLMC Gold, Pool # G60985, 3.00%, due 05/01/47	903,359
560,508	FHLMC Gold, Pool # G61748, 3.50%, due 11/01/48	522,147
276,635	FHLMC Gold, Pool # G61995, 4.00%, due 11/01/44	265,541
190,702	FHLMC Gold, Pool # J24414, 2.50%, due 06/01/28	181,734
245,565	FHLMC Gold, Pool # J34888, 2.50%, due 07/01/31	230,177
550,273	FHLMC Gold, Pool # Q09224, 4.00%, due 07/01/42	533,895
78,855	FHLMC Gold, Pool # Q11218, 3.50%, due 09/01/42	73,971
175,969	FHLMC Gold, Pool # Q12052, 3.50%, due 10/01/42	165,069
490,539	FHLMC Gold, Pool # Q12862, 3.50%, due 11/01/42	460,020
201,889	FHLMC Gold, Pool # Q17792, 3.50%, due 05/01/43	189,252
480,227	FHLMC Gold, Pool # Q36815, 4.00%, due 10/01/45	459,611
411,240	FHLMC Gold, Pool # Q41918, 3.50%, due 07/01/46	382,914
432,307	FHLMC Gold, Pool # Q42618, 3.00%, due 08/01/46	387,807
626,017	FHLMC Gold, Pool # Q44455, 3.50%, due 11/01/46	582,182
180,449	FHLMC Gold, Pool # Q44963, 3.50%, due 12/01/46	167,852
599,885	FHLMC Gold, Pool # Q45741, 3.50%, due 01/01/47	558,056
48,612	FHLMC Gold, Pool # Q49494, 4.50%, due 07/01/47	47,736
154,084	FHLMC Gold, Pool # Q52312, 4.00%, due 11/01/47	147,301
142,226	FHLMC Gold, Pool # Q54957, 4.00%, due 03/01/48	136,076
149,516	FHLMC Gold, Pool # V60565, 3.00%, due 06/01/29	144,103
384,705	FHLMC Gold, Pool # V60599, 3.00%, due 09/01/29	370,767
429,434	FHLMC Gold, Pool # V82292, 4.00%, due 04/01/46	412,193
188,160	FHLMC Gold, Pool # V82848, 3.00%, due 12/01/46	168,676
11,948,795	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K106, Class X1, 1.35%, due 01/25/30(b) 144A	889,685
40,593	FHLMC Reference REMIC CMO, Series R007, Class ZA, 6.00%, due 05/15/36	41,681
1,147,063	FHLMC REMIC CMO, Series 4710, Class KZ, 3.50%, due 08/15/47	1,014,759
1,335,358	FHLMC REMIC CMO, Series 4739, Class Z, 3.50%, due 11/15/47	1,199,728
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
660,109	FNMA, Pool # BM4377, 3.22%, (12 mo. USD LIBOR + 1.88%), due 04/01/38(c)	673,223
693,564	FNMA, Pool # BM6482, 3.52%, (12 mo. USD LIBOR + 1.58%), due 04/01/47(c)	710,859
511,347	FNMA REMIC CMO, Series 2011-59, Class NZ, 5.50%, due 07/25/41	520,398
1,354,543	FNMA REMIC CMO, Series 2012-134, Class ZC, 2.50%, due 12/25/42	1,029,390
3,894	FNMA REMIC CMO, Series 2012-28, Class B, 6.50%, due 06/25/39	3,967
38,347	FNMA-ACES, Series 2018-M10, Class A1, 3.36%, due 07/25/28(b)	37,880
277,484	GNMA I, Pool # 734152, 4.00%, due 01/15/41	267,568
1,776,016	GNMA I, Pool # 784369, 4.00%, due 08/15/45	1,730,065
195,170	GNMA I, Pool # 784605, 4.50%, due 01/15/42	194,125
111,859	GNMA I, Pool # AL8626, 3.00%, due 08/15/45	100,016
130,570	GNMA II, Pool # 004636, 4.50%, due 02/20/40	130,437
23,306	GNMA II, Pool # 004678, 4.50%, due 04/20/40	23,282
147,477	GNMA II, Pool # 004833, 4.00%, due 10/20/40	142,634
136,103	GNMA II, Pool # 004977, 4.00%, due 03/20/41	131,635
346,487	GNMA II, Pool # 004978, 4.50%, due 03/20/41	346,135
532,230	GNMA II, Pool # 005055, 4.50%, due 05/20/41	531,688
20,277	GNMA II, Pool # 783637, 3.00%, due 06/20/42	18,539
3,275,006	GNMA II, Pool # 785283, 2.50%, due 01/20/51	2,801,457
472,666	GNMA II, Pool # 796468, 4.00%, due 09/20/42	458,291
735,464	GNMA II, Pool # AV9421, 3.50%, due 11/20/46	686,199
465,743	GNMA II, Pool # AY7555, 3.50%, due 04/20/47	434,166
201,553	GNMA II, Pool # MA0462, 3.50%, due 10/20/42	190,082
29,999	GNMA II, Pool # MA0624, 3.00%, due 12/20/42	27,416
135,096	GNMA II, Pool # MA0625, 3.50%, due 12/20/42	127,410
76,220	GNMA II, Pool # MA0698, 3.00%, due 01/20/43	69,658
258,131	GNMA II, Pool # MA0851, 3.00%, due 03/20/43	235,903
207,670	GNMA II, Pool # MA0852, 3.50%, due 03/20/43	196,152
43,574	GNMA II, Pool # MA1156, 3.00%, due 07/20/43	39,821
142,852	GNMA II, Pool # MA1376, 4.00%, due 10/20/43	137,875
62,978	GNMA II, Pool # MA1599, 3.00%, due 01/20/44	57,557
130,937	GNMA II, Pool # MA2371, 3.50%, due 11/20/44	122,423
106,580	GNMA II, Pool # MA2372, 4.00%, due 11/20/44	102,620
95,892	GNMA II, Pool # MA2825, 3.00%, due 05/20/45	87,637
221,164	GNMA II, Pool # MA3310, 3.50%, due 12/20/45	205,828
89,522	GNMA II, Pool # MA3377, 4.00%, due 01/20/46	86,197
132,525	GNMA II, Pool # MA3455, 4.00%, due 02/20/46	127,597
254,116	GNMA II, Pool # MA3456, 4.50%, due 02/20/46	254,956
217,412	GNMA II, Pool # MA3596, 3.00%, due 04/20/46	197,898
415,392	GNMA II, Pool # MA3803, 3.50%, due 07/20/46	387,788
306,175	GNMA II, Pool # MA3873, 3.00%, due 08/20/46	277,132
497,905	GNMA II, Pool # MA3936, 3.00%, due 09/20/46	451,178
142,866	GNMA II, Pool # MA4004, 3.50%, due 10/20/46	133,369
85,552	GNMA II, Pool # MA4071, 4.50%, due 11/20/46	86,203
74,950	GNMA II, Pool # MA4125, 2.50%, due 12/20/46	66,161
118,048	GNMA II, Pool # MA4263, 4.00%, due 02/20/47	113,325
185,679	GNMA II, Pool # MA4585, 3.00%, due 07/20/47	167,976
175,217	GNMA II, Pool # MA4586, 3.50%, due 07/20/47	163,610
448,315	GNMA II, Pool # MA4720, 4.00%, due 09/20/47	431,944
127,986	GNMA II, Pool # MA4838, 4.00%, due 11/20/47	122,999

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
514,298	GNMA II, Pool # MA5019, 3.50%, due 02/20/48	480,147
62,416	GNMA II, Pool # MA5021, 4.50%, due 02/20/48	61,513
21,609	GNMA II, Pool # MA5079, 4.50%, due 03/20/48	21,299
251,571	GNMA II, Pool # MA5264, 4.00%, due 06/20/48	240,515
145,675	GNMA II, Pool # MA5397, 3.50%, due 08/20/48	135,798
146,203	GNMA II, Pool # MA5466, 4.00%, due 09/20/48	139,667
120,328	GNMA II, Pool # MA5467, 4.50%, due 09/20/48	116,881
51,062	GNMA II, Pool # MA5530, 5.00%, due 10/20/48	51,286
86,172	GNMA II, Pool # MA5762, 3.50%, due 02/20/49	80,564
82,527	GNMA II, Pool # MA5817, 4.00%, due 03/20/49	78,959
290,450	GNMA II, Pool # MA5874, 3.00%, due 04/20/49	261,859
563,546	GNMA II, Pool # MA6038, 3.00%, due 07/20/49	507,393
520,426	GNMA II, Pool # MA6090, 3.50%, due 08/20/49	483,433
200,273	GNMA II, Pool # MA6338, 3.00%, due 12/20/49	180,308
464,447	GNMA II, Pool # MA6409, 3.00%, due 01/20/50	418,015
390,392	GNMA II, Pool # MA7254, 2.00%, due 03/20/51	329,464
398,767	GNMA II, Pool # MA7367, 2.50%, due 05/20/51	347,135
475,062	GNMA II, Pool # MA7471, 2.00%, due 07/20/51	398,744
349,795	GNMA II, Pool # MA7534, 2.50%, due 08/20/51	304,197
634,239	GNMA II, Pool # MA7588, 2.00%, due 09/20/51	533,922
1,998,932	GNMA II, Pool # MA7589, 2.50%, due 09/20/51	1,737,281
2,000,952	GNMA II, Pool # MA7650, 3.00%, due 10/20/51	1,790,065
456,726	GNMA II, Pool # MA7706, 3.00%, due 11/20/51	408,875
1,005,957	GNMA II, Pool # MA7936, 2.50%, due 03/20/52	872,903
971,124	GNMA II, Pool # MA7988, 3.00%, due 04/20/52	866,550
1,999,999	GNMA II, Pool # MA8042, 2.50%, due 05/20/52	1,734,892
5,969,847	GNMA II, Pool # MA8266, 3.50%, due 09/20/52	5,490,996
2,995,848	GNMA II, Pool # MA8270, 5.50%, due 09/20/52	3,019,764
4,500,000	GNMA TBA, 2.50%, due 01/23/53	3,900,721
2,500,000	GNMA TBA, 3.00%, due 01/23/53	2,226,626
1,500,000	GNMA TBA, 5.00%, due 01/23/53	1,486,563
2,500,000	GNMA TBA, 5.50%, due 01/23/53	2,514,760
3,939,317	UMBS, Pool # FS2616, 5.00%, due 08/01/52	3,935,641
818,091	UMBS, Pool # SD1517, 4.50%, due 09/01/52	794,298
202,116	UMBS, Pool # 745148, 5.00%, due 01/01/36	206,596
193,186	UMBS, Pool # 932807, 4.00%, due 09/01/40	185,710
124,836	UMBS, Pool # 983471, 5.50%, due 05/01/38	129,134
235,856	UMBS, Pool # 985184, 5.50%, due 08/01/38	244,805
165,562	UMBS, Pool # 995245, 5.00%, due 01/01/39	166,615
314,857	UMBS, Pool # AB6212, 3.00%, due 09/01/42	286,843
503,102	UMBS, Pool # AB6802, 3.50%, due 11/01/42	471,402
143,213	UMBS, Pool # AB7059, 2.50%, due 11/01/42	123,628
284,072	UMBS, Pool # AB8703, 3.00%, due 03/01/38	255,377
111,039	UMBS, Pool # AB9383, 4.00%, due 05/01/43	106,753
890,513	UMBS, Pool # AB9659, 3.00%, due 06/01/43	811,175
1,879,798	UMBS, Pool # AC3668, 4.50%, due 10/01/39	1,865,267
183,961	UMBS, Pool # AD9153, 4.50%, due 08/01/40	182,539
137,354	UMBS, Pool # AE0469, 6.00%, due 12/01/39	143,324
377,519	UMBS, Pool # AH4404, 4.00%, due 01/01/41	362,908
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
78,421	UMBS, Pool # AI1892, 5.00%, due 05/01/41	79,272
385,370	UMBS, Pool # AI4815, 4.50%, due 06/01/41	381,283
313,305	UMBS, Pool # AJ9278, 3.50%, due 12/01/41	293,565
153,938	UMBS, Pool # AJ9317, 4.00%, due 01/01/42	147,978
342,635	UMBS, Pool # AL0215, 4.50%, due 04/01/41	339,984
641,826	UMBS, Pool # AL1895, 3.50%, due 06/01/42	602,974
401,224	UMBS, Pool # AL2466, 4.00%, due 09/01/42	392,259
401,585	UMBS, Pool # AL3000, 3.50%, due 12/01/42	376,152
471,940	UMBS, Pool # AL3316, 3.50%, due 03/01/43	442,090
644,728	UMBS, Pool # AL6663, 4.00%, due 03/01/39	619,828
564,209	UMBS, Pool # AL7594, 3.50%, due 08/01/45	525,522
548,259	UMBS, Pool # AL8191, 4.00%, due 12/01/45	530,307
72,786	UMBS, Pool # AO4109, 4.00%, due 06/01/42	69,966
190,807	UMBS, Pool # AQ7923, 3.00%, due 12/01/42	173,812
328,496	UMBS, Pool # AS5133, 3.50%, due 06/01/45	305,836
81,338	UMBS, Pool # AS6286, 4.00%, due 12/01/45	77,985
104,904	UMBS, Pool # AS6304, 4.00%, due 12/01/45	100,580
167,814	UMBS, Pool # AS6452, 3.50%, due 01/01/46	156,099
121,864	UMBS, Pool # AS7693, 2.00%, due 08/01/31	110,985
190,907	UMBS, Pool # AS8073, 2.50%, due 10/01/46	164,108
133,038	UMBS, Pool # AZ3743, 3.50%, due 11/01/45	123,834
203,014	UMBS, Pool # BC9468, 3.00%, due 06/01/46	182,301
429,332	UMBS, Pool # BD7043, 4.00%, due 03/01/47	410,924
284,459	UMBS, Pool # BE7192, 4.00%, due 03/01/47	272,841
3,117,252	UMBS, Pool # BJ0104, 3.50%, due 10/01/47	2,892,171
450,897	UMBS, Pool # BK1023, 4.50%, due 02/01/48	442,683
246,270	UMBS, Pool # BK7611, 4.50%, due 09/01/48	241,291
619,820	UMBS, Pool # BM1573, 3.50%, due 07/01/47	575,968
838,602	UMBS, Pool # BM1972, 3.50%, due 10/01/37	802,409
473,787	UMBS, Pool # BM3033, 3.00%, due 10/01/47	424,564
154,370	UMBS, Pool # BM3258, 3.00%, due 02/01/47	138,380
171,288	UMBS, Pool # BM3286, 4.50%, due 11/01/47	171,004
2,591,545	UMBS, Pool # BM3325, 3.00%, due 10/01/46	2,353,489
360,194	UMBS, Pool # BM3332, 3.50%, due 01/01/48	334,150
317,541	UMBS, Pool # BM3491, 4.50%, due 01/01/38	311,228
530,089	UMBS, Pool # BM3641, 4.00%, due 04/01/48	506,592
517,312	UMBS, Pool # BM4896, 3.00%, due 02/01/47	471,277
689,975	UMBS, Pool # BM5213, 3.00%, due 07/01/45	622,509
151,887	UMBS, Pool # BM5293, 3.50%, due 02/01/49	140,746
288,803	UMBS, Pool # BM5694, 4.00%, due 06/01/48	275,827
109,848	UMBS, Pool # BM5874, 4.00%, due 01/01/48	105,322
166,314	UMBS, Pool # BM5950, 3.00%, due 11/01/48	149,433
897,056	UMBS, Pool # BN6216, 4.50%, due 03/01/49	875,386
166,753	UMBS, Pool # BO1420, 3.50%, due 09/01/49	153,298
418,114	UMBS, Pool # BO5387, 3.50%, due 12/01/49	390,929
276,000	UMBS, Pool # BP2898, 4.00%, due 03/01/50	262,399
554,137	UMBS, Pool # BP3048, 3.00%, due 03/01/50	489,846
376,509	UMBS, Pool # BP5462, 2.50%, due 06/01/50	324,736
302,134	UMBS, Pool # BP5568, 3.00%, due 06/01/50	266,799

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
1,431,687	UMBS, Pool # BP6618, 2.50%, due 08/01/50	1,219,833
5,627,193	UMBS, Pool # BP9250, 2.50%, due 07/01/50	4,796,850
755,160	UMBS, Pool # BQ3132, 2.00%, due 10/01/50	627,003
519,822	UMBS, Pool # BQ3138, 2.50%, due 10/01/50	448,333
680,609	UMBS, Pool # BT4696, 3.00%, due 08/01/51	598,488
319,292	UMBS, Pool # BT7819, 3.00%, due 05/01/52	280,701
3,978,245	UMBS, Pool # BU1410, 3.00%, due 01/01/52	3,496,952
94,107	UMBS, Pool # BU3058, 2.50%, due 12/01/51	79,909
999,900	UMBS, Pool # BU6553, 3.00%, due 11/01/51	879,206
971,021	UMBS, Pool # BU8763, 3.00%, due 04/01/52	855,269
2,924,901	UMBS, Pool # BV5624, 3.00%, due 06/01/52	2,570,204
614,406	UMBS, Pool # BV7064, 3.50%, due 04/01/52	559,387
1,483,010	UMBS, Pool # BV8474, 3.00%, due 05/01/52	1,317,710
138,990	UMBS, Pool # BV9646, 3.50%, due 05/01/52	126,443
524,172	UMBS, Pool # BW0046, 5.00%, due 07/01/52	519,122
132,863	UMBS, Pool # BW7610, 3.50%, due 08/01/52	120,882
883,945	UMBS, Pool # CA0623, 4.50%, due 10/01/47	870,360
515,285	UMBS, Pool # CA0655, 3.50%, due 11/01/47	478,134
47,717	UMBS, Pool # CA3828, 4.00%, due 07/01/49	45,435
663,153	UMBS, Pool # CA3986, 5.00%, due 08/01/49	663,375
295,210	UMBS, Pool # CA4149, 3.00%, due 09/01/49	261,665
567,950	UMBS, Pool # CA4831, 4.50%, due 12/01/49	553,309
492,184	UMBS, Pool # CA5229, 3.00%, due 02/01/50	435,392
2,987,413	UMBS, Pool # CA5354, 3.50%, due 03/01/50	2,749,214
399,058	UMBS, Pool # CA5571, 4.00%, due 04/01/50	378,653
5,121,970	UMBS, Pool # CA6097, 3.50%, due 06/01/50	4,689,638
3,040,088	UMBS, Pool # CA6635, 2.50%, due 08/01/50	2,624,678
1,230,418	UMBS, Pool # CA6738, 3.00%, due 08/01/50	1,085,947
1,439,815	UMBS, Pool # CA6777, 4.50%, due 08/01/50	1,395,577
378,825	UMBS, Pool # CA6799, 2.00%, due 08/01/50	311,461
627,575	UMBS, Pool # CA6871, 2.50%, due 08/01/35	575,041
1,433,250	UMBS, Pool # CA6872, 2.50%, due 08/01/35	1,320,223
3,719,572	UMBS, Pool # CA8062, 2.50%, due 12/01/50	3,182,900
133,554	UMBS, Pool # CA8895, 2.50%, due 02/01/51	113,388
161,968	UMBS, Pool # CA9090, 2.50%, due 02/01/51	137,521
1,487,081	UMBS, Pool # CA9227, 2.50%, due 02/01/51	1,275,096
2,635,913	UMBS, Pool # CB0671, 2.50%, due 06/01/51	2,273,826
570,975	UMBS, Pool # CB2287, 2.50%, due 12/01/51	487,360
481,693	UMBS, Pool # CB2858, 2.50%, due 02/01/52	411,189
495,314	UMBS, Pool # CB3126, 3.50%, due 03/01/52	454,478
903,123	UMBS, Pool # CB3865, 4.50%, due 06/01/52	876,578
3,430,732	UMBS, Pool # CB4088, 4.00%, due 07/01/52	3,243,568
1,043,642	UMBS, Pool # CB4304, 4.50%, due 08/01/52	1,006,510
1,674,184	UMBS, Pool # CB4395, 4.50%, due 08/01/52	1,614,618
3,252,912	UMBS, Pool # CB4536, 2.50%, due 06/01/52	2,761,965
1,949,509	UMBS, Pool # CB4908, 5.50%, due 10/01/52	1,973,902
759,133	UMBS, Pool # FM0030, 3.00%, due 02/01/49	680,049
203,819	UMBS, Pool # FM1001, 3.50%, due 11/01/48	189,124
209,308	UMBS, Pool # FM1266, 5.00%, due 07/01/49	209,468
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
104,863	UMBS, Pool # FM1347, 3.00%, due 12/01/48	94,520
589,420	UMBS, Pool # FM1467, 3.00%, due 12/01/47	533,020
423,800	UMBS, Pool # FM1588, 3.00%, due 10/01/49	377,855
209,630	UMBS, Pool # FM1715, 3.00%, due 12/01/45	188,525
282,096	UMBS, Pool # FM1790, 3.00%, due 11/01/49	249,996
206,890	UMBS, Pool # FM1864, 3.00%, due 11/01/49	183,662
3,188,548	UMBS, Pool # FM2217, 3.00%, due 03/01/47	2,904,742
2,062,275	UMBS, Pool # FM2226, 3.00%, due 09/01/46	1,878,697
671,763	UMBS, Pool # FM2274, 4.00%, due 08/01/49	641,160
416,577	UMBS, Pool # FM2336, 4.00%, due 01/01/50	396,415
443,697	UMBS, Pool # FM2461, 3.50%, due 03/01/50	407,483
607,094	UMBS, Pool # FM2570, 4.50%, due 04/01/48	602,402
411,614	UMBS, Pool # FM2674, 4.00%, due 03/01/50	390,567
1,387,373	UMBS, Pool # FM3250, 3.50%, due 05/01/50	1,278,442
763,354	UMBS, Pool # FM4330, 2.50%, due 10/01/50	658,820
1,568,952	UMBS, Pool # FM4532, 3.00%, due 09/01/50	1,382,477
3,073,605	UMBS, Pool # FM4765, 2.00%, due 11/01/50	2,540,539
31,419	UMBS, Pool # FM5035, 4.00%, due 07/01/50	29,935
2,536,149	UMBS, Pool # FM5721, 3.00%, due 12/01/40	2,305,116
703,782	UMBS, Pool # FM5875, 4.50%, due 04/01/50	688,580
1,107,276	UMBS, Pool # FM5996, 4.50%, due 03/01/49	1,085,698
844,352	UMBS, Pool # FM6273, 3.00%, due 12/01/34	804,420
2,096,635	UMBS, Pool # FM6497, 2.00%, due 03/01/51	1,733,076
919,369	UMBS, Pool # FM6585, 3.50%, due 11/01/40	853,620
813,825	UMBS, Pool # FM7341, 4.00%, due 03/01/48	779,461
278,151	UMBS, Pool # FM7441, 3.00%, due 05/01/51	245,544
1,245,254	UMBS, Pool # FM7785, 4.00%, due 05/01/49	1,188,554
1,969,284	UMBS, Pool # FM7794, 4.00%, due 01/01/50	1,875,686
2,073,384	UMBS, Pool # FM8216, 4.00%, due 11/01/48	1,988,757
978,589	UMBS, Pool # FM8422, 2.50%, due 08/01/51	832,019
736,232	UMBS, Pool # FM8451, 2.50%, due 08/01/51	630,818
1,649,622	UMBS, Pool # FM8603, 4.00%, due 09/01/49	1,575,280
2,813,392	UMBS, Pool # FM8968, 3.00%, due 04/01/48	2,551,989
1,697,645	UMBS, Pool # FM9412, 2.50%, due 11/01/51	1,453,653
1,545,835	UMBS, Pool # FM9461, 3.50%, due 11/01/51	1,412,156
1,013,153	UMBS, Pool # FM9674, 3.50%, due 06/01/49	937,474
808,184	UMBS, Pool # FM9726, 2.50%, due 11/01/51	693,909
4,219,270	UMBS, Pool # FM9728, 2.50%, due 11/01/51	3,604,705
461,451	UMBS, Pool # FM9977, 4.00%, due 02/01/50	439,083
1,138,828	UMBS, Pool # FS0027, 2.50%, due 11/01/51	977,801
1,269,009	UMBS, Pool # FS0065, 4.50%, due 12/01/50	1,244,672
932,123	UMBS, Pool # FS0194, 2.50%, due 01/01/52	794,614
2,187,650	UMBS, Pool # FS0248, 3.00%, due 02/01/50	1,947,131
2,431,891	UMBS, Pool # FS0644, 3.00%, due 02/01/52	2,148,082
110,418	UMBS, Pool # FS0703, 4.00%, due 01/01/49	105,426
1,938,693	UMBS, Pool # FS0715, 3.00%, due 01/01/52	1,714,930
3,668,060	UMBS, Pool # FS0731, 2.00%, due 02/01/52	3,014,571
2,399,027	UMBS, Pool # FS1133, 4.00%, due 10/01/51	2,272,951
481,984	UMBS, Pool # FS1201, 3.00%, due 01/01/50	426,471

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
643,017	UMBS, Pool # FS1205, 3.50%, due 04/01/52	586,801
1,426,928	UMBS, Pool # FS1228, 3.00%, due 03/01/52	1,259,846
482,888	UMBS, Pool # FS1285, 3.50%, due 02/01/52	445,044
453,422	UMBS, Pool # FS1427, 3.00%, due 02/01/50	402,514
1,409,823	UMBS, Pool # FS1590, 2.50%, due 04/01/52	1,201,080
296,073	UMBS, Pool # FS1602, 4.00%, due 07/01/49	282,822
438,013	UMBS, Pool # FS1624, 2.50%, due 10/01/51	374,278
198,903	UMBS, Pool # FS1637, 4.00%, due 04/01/52	187,947
3,092,959	UMBS, Pool # FS1938, 2.50%, due 02/01/52	2,639,061
1,178,875	UMBS, Pool # FS1976, 4.00%, due 08/01/51	1,122,847
2,078,439	UMBS, Pool # FS2167, 4.50%, due 06/01/52	2,013,492
2,228,238	UMBS, Pool # FS2238, 4.00%, due 03/01/51	2,122,583
63,973	UMBS, Pool # FS2354, 4.00%, due 06/01/52	60,693
232,947	UMBS, Pool # FS2415, 4.50%, due 08/01/52	225,394
1,402,863	UMBS, Pool # FS2896, 4.50%, due 09/01/52	1,365,534
511,342	UMBS, Pool # FS3276, 4.50%, due 12/01/37	508,456
1,597,688	UMBS, Pool # FS3310, 4.50%, due 11/01/37	1,590,294
1,476,916	UMBS, Pool # FS3359, 5.50%, due 12/01/52	1,497,632
565,000	UMBS, Pool # FS3405, 5.50%, due 12/01/52	577,632
788,000	UMBS, Pool # FS3417, 5.00%, due 12/01/52	783,131
878,000	UMBS, Pool # FS3434, 5.50%, due 12/01/52	888,986
112,116	UMBS, Pool # MA2781, 2.50%, due 10/01/46	96,784
2,719,634	UMBS, Pool # MA2863, 3.00%, due 01/01/47	2,431,273
341,069	UMBS, Pool # MA3058, 4.00%, due 07/01/47	326,111
93,954	UMBS, Pool # MA3087, 3.50%, due 08/01/47	87,222
94,686	UMBS, Pool # MA3155, 3.00%, due 10/01/32	90,205
325,460	UMBS, Pool # MA3182, 3.50%, due 11/01/47	301,544
151,074	UMBS, Pool # MA3211, 4.00%, due 12/01/47	144,634
107,141	UMBS, Pool # MA3238, 3.50%, due 01/01/48	99,452
273,395	UMBS, Pool # MA3332, 3.50%, due 04/01/48	253,079
97,922	UMBS, Pool # MA3364, 3.50%, due 05/01/33	94,263
61,062	UMBS, Pool # MA3385, 4.50%, due 06/01/48	59,937
258,523	UMBS, Pool # MA3414, 3.50%, due 07/01/48	239,454
81,139	UMBS, Pool # MA3442, 3.50%, due 08/01/48	75,025
66,503	UMBS, Pool # MA3521, 4.00%, due 11/01/48	63,408
659,680	UMBS, Pool # MA3871, 3.00%, due 12/01/49	584,440
562,538	UMBS, Pool # MA3937, 3.00%, due 02/01/50	498,319
135,364	UMBS, Pool # MA3960, 3.00%, due 03/01/50	119,645
756,977	UMBS, Pool # MA4018, 2.00%, due 05/01/50	620,285
493,610	UMBS, Pool # MA4048, 3.00%, due 06/01/50	436,425
132,372	UMBS, Pool # MA4120, 2.50%, due 09/01/50	113,127
1,555,935	UMBS, Pool # MA4158, 2.00%, due 10/01/50	1,277,410
431,517	UMBS, Pool # MA4181, 1.50%, due 11/01/50	333,931
351,562	UMBS, Pool # MA4204, 2.00%, due 12/01/40	299,824
789,614	UMBS, Pool # MA4208, 2.00%, due 12/01/50	646,568
3,663,007	UMBS, Pool # MA4209, 1.50%, due 12/01/50	2,834,627
534,172	UMBS, Pool # MA4232, 2.00%, due 01/01/41	451,261
1,215,378	UMBS, Pool # MA4237, 2.00%, due 01/01/51	994,916
550,635	UMBS, Pool # MA4268, 2.00%, due 02/01/41	469,591
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
106,640	UMBS, Pool # MA4281, 2.00%, due 03/01/51	87,217
3,138,701	UMBS, Pool # MA4305, 2.00%, due 04/01/51	2,566,512
470,211	UMBS, Pool # MA4325, 2.00%, due 05/01/51	384,412
302,939	UMBS, Pool # MA4333, 2.00%, due 05/01/41	258,353
340,967	UMBS, Pool # MA4356, 2.50%, due 06/01/51	289,235
449,887	UMBS, Pool # MA4380, 3.00%, due 07/01/51	395,787
478,902	UMBS, Pool # MA4399, 2.50%, due 08/01/51	407,177
1,011,549	UMBS, Pool # MA4414, 2.50%, due 09/01/51	859,952
971,715	UMBS, Pool # MA4437, 2.00%, due 10/01/51	793,542
1,942,741	UMBS, Pool # MA4493, 2.50%, due 12/01/51	1,649,176
482,714	UMBS, Pool # MA4512, 2.50%, due 01/01/52	410,079
968,632	UMBS, Pool # MA4549, 3.00%, due 02/01/52	851,436
1,958,512	UMBS, Pool # MA4578, 2.50%, due 04/01/52	1,661,302
498,525	UMBS, Pool # MA4600, 3.50%, due 05/01/52	453,388
1,025,155	UMBS, Pool # MA4624, 3.00%, due 06/01/52	900,749
984,593	UMBS, Pool # MA4644, 4.00%, due 05/01/52	924,919
1,484,495	UMBS, Pool # MA4653, 3.00%, due 07/01/52	1,304,482
1,982,704	UMBS, Pool # MA4654, 3.50%, due 07/01/52	1,803,965
988,756	UMBS, Pool # MA4686, 5.00%, due 06/01/52	976,010
247,674	UMBS, Pool # MA4782, 3.50%, due 10/01/52	225,315
997,205	UMBS, Pool # MA4838, 3.50%, due 12/01/52	907,185
1,474,952	UMBS, Pool # QA6328, 3.00%, due 01/01/50	1,322,122
1,175,525	UMBS, Pool # QA6367, 3.00%, due 01/01/50	1,044,642
831,343	UMBS, Pool # QA7234, 3.00%, due 02/01/50	736,023
587,318	UMBS, Pool # QA8518, 3.00%, due 04/01/50	521,353
211,010	UMBS, Pool # QB0220, 3.00%, due 06/01/50	186,422
815,012	UMBS, Pool # QB4847, 2.50%, due 10/01/50	697,720
776,862	UMBS, Pool # QB6476, 2.50%, due 12/01/50	671,239
300,012	UMBS, Pool # QC0039, 2.50%, due 03/01/51	257,944
1,598,280	UMBS, Pool # QC4339, 2.00%, due 07/01/51	1,321,071
883,068	UMBS, Pool # QC5189, 2.50%, due 08/01/51	750,654
450,948	UMBS, Pool # QC6357, 2.50%, due 09/01/51	383,354
505,205	UMBS, Pool # QD6056, 3.00%, due 02/01/52	446,705
770,187	UMBS, Pool # QD8966, 2.50%, due 03/01/52	653,040
133,432	UMBS, Pool # QD9911, 2.50%, due 04/01/52	113,169
952,778	UMBS, Pool # QE0375, 4.00%, due 04/01/52	902,422
1,980,146	UMBS, Pool # QE1044, 3.50%, due 04/01/52	1,802,618
60,262	UMBS, Pool # QE1497, 4.00%, due 05/01/52	56,896
938,469	UMBS, Pool # QE4227, 3.50%, due 06/01/52	854,425
140,085	UMBS, Pool # QE9653, 3.50%, due 08/01/52	127,481
1,565,832	UMBS, Pool # RA1776, 3.00%, due 12/01/49	1,391,430
977,052	UMBS, Pool # RA1860, 3.00%, due 12/01/49	865,440
519,790	UMBS, Pool # RA2572, 3.50%, due 05/01/50	477,478
1,859,274	UMBS, Pool # RA2790, 2.50%, due 06/01/50	1,585,568
1,853,732	UMBS, Pool # RA2853, 2.50%, due 06/01/50	1,580,841
698,387	UMBS, Pool # RA3206, 2.00%, due 08/01/50	574,670
255,026	UMBS, Pool # RA5286, 2.50%, due 05/01/51	216,583
213,918	UMBS, Pool # RA5502, 3.00%, due 06/01/51	188,550
3,875,758	UMBS, Pool # RA5767, 2.50%, due 09/01/51	3,294,324

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
266,815	UMBS, Pool # RA6432, 2.50%, due 12/01/51	226,669
1,496,154	UMBS, Pool # RA6944, 3.50%, due 03/01/52	1,362,491
517,102	UMBS, Pool # RA6951, 3.50%, due 03/01/52	473,370
3,491,142	UMBS, Pool # RA7195, 3.50%, due 04/01/52	3,195,460
2,172,370	UMBS, Pool # RA7942, 5.50%, due 09/01/52	2,206,903
1,516,296	UMBS, Pool # RA8248, 5.00%, due 11/01/52	1,498,272
1,937,483	UMBS, Pool # RB5111, 2.00%, due 05/01/41	1,652,304
2,903,193	UMBS, Pool # SB8189, 4.00%, due 11/01/37	2,836,137
306,637	UMBS, Pool # SB8199, 4.50%, due 12/01/37	304,907
467,946	UMBS, Pool # SB8510, 2.00%, due 02/01/36	417,942
729,429	UMBS, Pool # SD0100, 3.00%, due 10/01/49	648,186
1,865,498	UMBS, Pool # SD0499, 3.00%, due 08/01/50	1,663,214
1,247,809	UMBS, Pool # SD0558, 2.50%, due 03/01/51	1,072,834
1,332,625	UMBS, Pool # SD0619, 4.00%, due 07/01/50	1,264,514
844,505	UMBS, Pool # SD0742, 2.50%, due 11/01/51	722,870
471,454	UMBS, Pool # SD0815, 3.00%, due 01/01/52	418,176
491,083	UMBS, Pool # SD1050, 4.50%, due 07/01/52	475,737
142,773	UMBS, Pool # SD1188, 3.50%, due 06/01/52	129,885
3,250,181	UMBS, Pool # SD1217, 2.00%, due 03/01/52	2,668,979
1,191,347	UMBS, Pool # SD1446, 4.50%, due 08/01/52	1,156,330
300,066	UMBS, Pool # SD1454, 4.50%, due 08/01/52	291,339
1,520,415	UMBS, Pool # SD1475, 4.50%, due 08/01/52	1,475,727
758,895	UMBS, Pool # SD1606, 4.50%, due 09/01/52	735,180
811,485	UMBS, Pool # SD1695, 5.00%, due 10/01/52	803,466
402,492	UMBS, Pool # SD1944, 5.00%, due 12/01/52	400,005
797,000	UMBS, Pool # SD2032, 5.00%, due 12/01/52	794,043
3,414,022	UMBS, Pool # SD7543, 2.50%, due 08/01/51	2,932,338
2,686,394	UMBS, Pool # SD7548, 2.50%, due 11/01/51	2,313,021
1,868,195	UMBS, Pool # SD7551, 3.00%, due 01/01/52	1,658,149
2,895	UMBS, Pool # SD8025, 3.50%, due 11/01/49	2,666
1,122,025	UMBS, Pool # SD8075, 3.50%, due 07/01/50	1,029,443
4,472,352	UMBS, Pool # SD8090, 2.00%, due 09/01/50	3,663,116
822,274	UMBS, Pool # SD8104, 1.50%, due 11/01/50	636,302
402,665	UMBS, Pool # SD8113, 2.00%, due 12/01/50	329,574
404,382	UMBS, Pool # SD8121, 2.00%, due 01/01/51	331,071
187,586	UMBS, Pool # SD8134, 2.00%, due 03/01/51	153,450
3,593,582	UMBS, Pool # SD8141, 2.50%, due 04/01/51	3,056,268
1,443,682	UMBS, Pool # SD8183, 2.50%, due 12/01/51	1,223,692
983,191	UMBS, Pool # SD8205, 2.50%, due 04/01/52	833,989
613,672	UMBS, Pool # SD8212, 2.50%, due 05/01/52	520,389
501,050	UMBS, Pool # SD8214, 3.50%, due 05/01/52	456,181
1,457,580	UMBS, Pool # SD8220, 3.00%, due 06/01/52	1,281,367
997,502	UMBS, Pool # SD8221, 3.50%, due 06/01/52	907,454
498,196	UMBS, Pool # SD8236, 3.50%, due 08/01/52	453,221
498,428	UMBS, Pool # SD8243, 3.50%, due 09/01/52	453,431
988,711	UMBS, Pool # SD8255, 3.50%, due 10/01/52	899,450
1,000,000	UMBS, Pool # SD8257, 4.50%, due 10/01/52	963,492
1,016,800	UMBS, Pool # SD8258, 5.00%, due 10/01/52	1,003,691
989,666	UMBS, Pool # SD8267, 5.00%, due 11/01/52	976,907
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - U.S. Government Agency Obligations — continued
819,808	UMBS, Pool # ZM1609, 3.50%, due 09/01/46	766,915
249,666	UMBS, Pool # ZS4727, 4.00%, due 07/01/47	238,713
156,102	UMBS, Pool # ZS4760, 4.00%, due 03/01/48	148,637
1,364,894	UMBS, Pool # ZS4763, 3.50%, due 04/01/48	1,265,561
437,390	UMBS, Pool # ZT0657, 6.00%, due 07/01/40	457,178
201,724	UMBS, Pool # ZT1748, 5.00%, due 01/01/49	202,097
3,500,000	UMBS TBA, 2.00%, due 01/12/53	2,848,752
500,000	UMBS TBA, 2.50%, due 12/25/51	423,492
500,000	UMBS TBA, 4.00%, due 01/17/38	487,479
1,989,000	UMBS TBA, 4.50%, due 01/17/38	1,976,048
4,000,000	UMBS TBA, 4.50%, due 01/12/53	3,850,275
500,000	UMBS TBA, 6.00%, due 01/12/53	507,534
		353,031,526
	Municipal Obligations — 1.2%
60,000	Alabama Economic Settlement Authority, 4.26%, due 09/15/32	55,841
165,000	Bay Area Toll Authority, 2.57%, due 04/01/31	144,709
300,000	Bay Area Toll Authority, 6.26%, due 04/01/49	340,990
1,525,000	California Health Facilities Financing Authority, 4.19%, due 06/01/37	1,365,004
1,300,000	Dallas Fort Worth International Airport, 1.93%, due 11/01/28	1,097,202
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14(h)	78,169
250,000	Florida State Board of Administration Finance Corp., 1.71%, due 07/01/27	217,851
257,000	Golden State Tobacco Securitization Corp., 4.21%, due 06/01/50	201,227
1,612,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 3.62%, due 02/01/29	1,563,212
715,000	Michigan Finance Authority, 2.37%, due 09/01/49(b)	703,264
550,000	Michigan State University, 4.17%, due 08/15/22(h)	406,756
351,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	376,371
327,000	New Jersey Transportation Trust Fund Authority, 4.08%, due 06/15/39	271,312
25,000	New Jersey Transportation Trust Fund Authority, 4.13%, due 06/15/42	20,152
980,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.77%, due 08/01/36	1,015,954
1,350,000	New York State Urban Development Corp., 5.77%, due 03/15/39	1,387,802
2,195,000	Port Authority of New York & New Jersey, 1.09%, due 07/01/23	2,156,225
885,000	State of California, 7.50%, due 04/01/34	1,070,835
555,000	State of California, 7.55%, due 04/01/39	696,060
935,000	State of Connecticut, 3.98%, due 06/15/29	886,235
750,000	University of Michigan, 4.45%, due 04/01/22(h)	610,270
595,000	University of Virginia, 2.58%, due 11/01/51	389,151
105,000	University of Virginia, 4.18%, due 09/01/17(h)	80,374
		15,134,966
	Sovereign Debt Obligations — 0.3%
960,000	Argentine Republic Government International Bond, 3.50%, due 07/09/41(d)	273,206
200,000	Bermuda Government International Bond, 2.38%, due 08/20/30 144A	169,707
55,000	Corp. Andina de Fomento, 2.75%, due 01/06/23(e)	54,949
215,000	Export-Import Bank of India, 3.88%, due 02/01/28 144A	199,926
450,000	Indonesia Government International Bond, 3.50%, due 01/11/28	428,467
200,000	Japan Bank for International Cooperation, 3.38%, due 10/31/23	197,189

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Sovereign Debt Obligations — continued
200,000	Japan Finance Organization for Municipalities, 1.75%, due 09/05/24 144A	189,917
290,000	Mexico Government International Bond, 3.50%, due 02/12/34	232,803
45,000	Peruvian Government International Bond, 2.78%, due 01/23/31	37,338
135,000	Province of Alberta Canada, 1.30%, due 07/22/30	108,179
85,000	Province of Alberta Canada, 3.30%, due 03/15/28	80,615
100,000	Province of Manitoba Canada, 2.13%, due 06/22/26	92,608
220,000	Province of Quebec Canada, 2.75%, due 04/12/27	206,640
568,000	Qatar Government International Bond, 5.10%, due 04/23/48 144A	572,198
789,000	Saudi Government International Bond, 4.38%, due 04/16/29 144A	780,777
185,000	Uruguay Government International Bond, 4.98%, due 04/20/55	177,442
65,000	Uruguay Government International Bond, 5.10%, due 06/18/50	63,969
		3,865,930
	U.S. Government and Agency Obligations — 14.6%
495,000	FNMA, 0.88%, due 08/05/30	393,209
170,000	FNMA, 2.38%, due 01/19/23	169,857
210,000	FNMA, 2.50%, due 02/05/24	204,982
310,000	FNMA, 6.63%, due 11/15/30	363,754
210,000	Tennessee Valley Authority, 1.50%, due 09/15/31	164,910
25,000	Tennessee Valley Authority, 7.13%, due 05/01/30	28,983
6,130,000	U.S. Treasury Bond, 1.13%, due 08/15/40	3,810,178
12,003,000	U.S. Treasury Bond, 1.75%, due 08/15/41	8,219,945
4,280,000	U.S. Treasury Bond, 1.88%, due 02/15/41	3,027,431
3,849,000	U.S. Treasury Bond, 1.88%, due 02/15/51	2,447,648
13,330,000	U.S. Treasury Bond, 2.00%, due 11/15/41	9,524,441
6,585,000	U.S. Treasury Bond, 2.00%, due 08/15/51	4,313,947
11,720,000	U.S. Treasury Bond, 2.25%, due 05/15/41	8,817,011
9,069,000	U.S. Treasury Bond, 2.25%, due 02/15/52	6,310,040
18,427,000	U.S. Treasury Bond, 2.38%, due 02/15/42	14,078,300
13,120,000	U.S. Treasury Bond, 2.50%, due 02/15/46	9,828,725
1,557,000	U.S. Treasury Bond, 3.00%, due 02/15/47	1,276,010
37,772,000	U.S. Treasury Bond, 3.00%, due 08/15/52	31,132,391
7,904,000	U.S. Treasury Bond, 3.38%, due 08/15/42	7,066,670
2,835,900	U.S. Treasury Bond, 3.63%, due 08/15/43	2,609,693
12,459,000	U.S. Treasury Bond, 4.00%, due 11/15/42(k)	12,202,033
2,867,000	U.S. Treasury Bond, 4.00%, due 11/15/52(k)	2,871,928
12,849,000	U.S. Treasury Bond, 4.13%, due 11/15/32	13,115,014
4,866,224	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 10/15/24	4,686,994
2,385,789	U.S. Treasury Inflation Indexed Bonds, 0.13%, due 01/15/30	2,144,457
1,240,000	U.S. Treasury Note, 2.75%, due 08/15/32	1,129,369
1,495,000	U.S. Treasury Note, 2.88%, due 05/15/28(o)	1,410,965
5,666,000	U.S. Treasury Note, 3.13%, due 08/31/27	5,450,205
9,287,000	U.S. Treasury Note, 3.88%, due 11/30/27	9,237,663
6,287,000	U.S. Treasury Note, 4.25%, due 10/15/25	6,283,071
646,000	U.S. Treasury STRIPS, 4.14%, due 11/15/43(n)	264,589
5,929,000	U.S. Treasury STRIPS, 4.63%, due 08/15/30(n)	4,357,196
915,000	U.S. Treasury STRIPS, 5.74%, due 08/15/38(n)	475,847
360,000	U.S. Treasury STRIPS, 5.80%, due 02/15/39(n)	183,514
2,310,000	U.S. Treasury STRIPS, 5.96%, due 02/15/40(n)	1,126,613
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	U.S. Government and Agency Obligations — continued
2,865,000	U.S. Treasury STRIPS, 6.09%, due 11/15/40(n)	1,350,870
5,195,000	U.S. Treasury STRIPS, 6.34%, due 11/15/41(n)	2,325,634
1,105,000	U.S. Treasury STRIPS, 6.48%, due 05/15/42(n)	481,543
4,620,000	U.S. Treasury STRIPS, 6.57%, due 02/15/43(n)	1,952,760
1,750,000	U.S. Treasury STRIPS, 6.64%, due 11/15/42(n)	740,860
2,095,000	U.S. Treasury STRIPS, 6.80%, due 08/15/44(n)	831,030
		186,410,280
	TOTAL DEBT OBLIGATIONS (COST $1,436,170,095)	1,276,362,544
	SHORT-TERM INVESTMENTS — 1.3%
	Mutual Fund - Securities Lending Collateral — 1.2%
14,651,633	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.12%(p)(q)	14,651,632
	U.S. Government and Agency Obligation — 0.1%
1,623,000	U.S. Treasury Bill, 6.68%, due 03/28/23(n)	1,607,150
	TOTAL SHORT-TERM INVESTMENTS (COST $16,258,782)	16,258,782
	TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS — 101.2% (Cost $1,452,428,877)	1,292,621,326
	TBA SALE COMMITMENTS — (1.1)%
(3,000,000)	GNMA TBA, 5.50%, due 01/23/53	(3,017,712)
(2,500,000)	UMBS TBA, 3.00%, due 02/25/52	(2,194,595)
(6,500,000)	UMBS TBA, 3.50%, due 02/25/49	(5,905,999)
(1,000,000)	UMBS TBA, 4.50%, due 01/12/53	(962,569)
(1,500,000)	UMBS TBA, 5.00%, due 01/12/53	(1,478,301)
	TOTAL TBA SALE COMMITMENTS (PROCEEDS $13,799,063)	(13,559,176)
	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 100.1% (Cost $1,438,629,814)	1,279,062,150
	Other Assets and Liabilities (net) — (0.1)%	(1,357,066)
	NET ASSETS — 100.0%	$1,277,705,084

Notes to Schedule of Investments:
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Variable or floating rate note. Rate shown is as of December 31, 2022.
(d)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(e)	All or a portion of this security is out on loan.
(f)	Security is currently in default.

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
(g)	Security is perpetual and has no stated maturity date.
(h)	Year of maturity is greater than 2100.
(i)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.
As of period end, the market value of restricted securities was $1,071,879, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.

(j)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(k)	When-issued security.
(l)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(m)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $0 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at December 31, 2022 was $1,565,555.

(n)	Interest rate presented is yield to maturity.
(o)	All or a portion of this security is pledged for open futures collateral.
(p)	The rate disclosed is the 7-day net yield as of December 31, 2022.
(q)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $284,498,479 which represents 22.3% of net assets.

At December 31, 2022, the Fund held the following restricted securities:
Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Credit Agricole SA, 2.81%, due 01/11/41	01/28/21	USD	320,000	$308,435	$198,698
Massachusetts Mutual Life Insurance Co., 3.38%, due 04/15/50	04/13/20	USD	1,255,000	1,287,846	873,181
					$1,071,879
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	11,622,207	EUR	11,164,038	01/12/23	JPMorgan Chase Bank N.A.	$(299,320)
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
245	U.S. Treasury Note 10-Year	Mar 2023	$27,512,734	$(157,818)
See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Futures Contracts—continued
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
263	U.S. Treasury Note 2-Year	Mar 2023	$53,935,547	$41,723
286	U.S. Treasury Note 5-Year	Mar 2023	30,867,891	(180,193)
114	U.S. Ultra Bond	Mar 2023	15,311,625	(451,024)
				$(747,312)
Sales
2	Euro-Bund	Mar 2023	$283,739	$18,925
357	U.S. Long Bond	Mar 2023	44,747,719	123,987
189	U.S. Ultra 10-Year	Mar 2023	22,355,156	144,754
				$287,666

Currency Abbreviations
EUR	—	Euro
USD	—	U.S. Dollar

Abbreviations
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
CMT	—	Constant Maturity Treasury Index
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
MTN	—	Medium Term Note
PIK	—	Payment In Kind
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	To Be Announced
TSFR	—	Term Secured Overnight Financing Rate
UMBS	—	Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA

See accompanying Notes to the Schedule of Investments

Mercer Core Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	99.9
Futures Contracts	(0.1)*
Forward Foreign Currency Contract	(0.9)
TBA Sale Commitments	(1.1)
Short-Term Investments	1.3
Other Assets and Liabilities (net)	0.9
100.0

*	Amount rounds to zero.
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2022 (Unaudited)

Par Value(a)	Description	Value ($)
	DEBT OBLIGATIONS — 94.0%
	Asset Backed Securities — 6.3%
690,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 5.03% (1 mo. USD LIBOR + 0.65%), due 12/25/35(b)	647,058
500,000	Aimco CLO 12, Ltd., Series 2020-12A, Class DR, 6.76% (3 mo. TSFR + 2.90%), due 01/17/32(b) 144A	460,444
650,000	Alinea CLO, Ltd., Series 2018-1A, Class D, 7.34% (3 mo. USD LIBOR + 3.10%), due 07/20/31(b) 144A	585,832
300,000	Anchorage Capital CLO, Ltd., Series 2014-3RA, Class E, 9.87% (3 mo. USD LIBOR + 5.50%), due 01/28/31(b) 144A	248,837
3,640,000	Anchorage Capital CLO, Ltd., Series 2021-17A, Class A1, 5.25% (3 mo. USD LIBOR + 1.17%), due 07/15/34(b) 144A	3,557,343
1,000,000	Apex Credit CLO, Ltd., Series 2019-1A, Class BR, 6.59% (3 mo. USD LIBOR + 2.40%), due 04/18/32(b) 144A	918,492
420,000	Apidos CLO XXII, Series 2015-22A, Class DR, 10.99% (3 mo. USD LIBOR + 6.75%), due 04/20/31(b) 144A	375,353
598,950	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/05/49 144A	590,405
250,000	Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 7.51% (3 mo. USD LIBOR + 2.90%), due 05/15/30(b) 144A	222,134
810,000	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 2.74% (1 mo. USD LIBOR + 0.42%), due 07/25/36(b)	608,587
188,170	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 3.66% (1 mo. USD LIBOR + 0.14%), due 12/25/36(b)	181,406
410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.25%, due 02/20/27 144A	366,786
500,000	Bain Capital Credit CLO, Ltd., Series 2021-4A, Class D, 7.34% (3 mo. USD LIBOR + 3.10%), due 10/20/34(b) 144A	443,063
550,000	Bain Capital Credit CLO, Ltd., Series 2022-2A, Class D1, 7.69% (3 mo. TSFR + 3.65%), due 04/22/35(b) 144A	502,347
275,000	Ballyrock CLO, Ltd., Series 2018-1A, Class C, 7.39% (3 mo. USD LIBOR + 3.15%), due 04/20/31(b) 144A	250,031
415,000	Ballyrock CLO, Ltd., Series 2019-1A, Class A2R, 5.63% (3 mo. USD LIBOR + 1.55%), due 07/15/32(b) 144A	399,593
1,560,000	Ballyrock CLO, Ltd., Series 2022-19A, Class D, 11.07% (3 mo. TSFR + 7.11%), due 04/20/35(b) 144A	1,394,654
250,000	Barings CLO, Ltd., Series 2013-IA, Class CR, 5.74% (3 mo. USD LIBOR + 1.50%), due 01/20/28(b) 144A	244,264
250,000	Barings CLO, Ltd., Series 2016-2A, Class ER2, 10.74% (3 mo. USD LIBOR + 6.50%), due 01/20/32(b) 144A	211,793
500,000	Bavarian Sky UK 5 CLO Plc, Series 2014-1A, Class CR2, 7.87% (3 mo. USD LIBOR + 3.63%), due 10/20/34(b) 144A	436,226
850,000	BlueMountain CLO XXIX, Ltd., Series 2020-29A, Class ER, 11.22% (3 mo. USD LIBOR + 6.86%), due 07/25/34(b) 144A	779,555
250,000	Bristol Park CLO, Ltd., Series 2016-1A, Class ER, 11.08% (3 mo. USD LIBOR + 7.00%), due 04/15/29(b) 144A	213,814
650,000	Buckhorn Park CLO, Ltd., Series 2019-1A, Class DR, 7.29% (3 mo. USD LIBOR + 3.10%), due 07/18/34(b) 144A	581,322
280,000	Canyon Capital CLO, Ltd., Series 2021-1A, Class E, 10.49% (3 mo. USD LIBOR + 6.41%), due 04/15/34(b) 144A	250,175
500,000	Canyon Capital CLO, Ltd., Series, 2020-1A, Class BR, 5.78% (3 mo. USD LIBOR + 1.70%), due 07/15/34(b) 144A	478,931
255,000	Canyon CLO, Ltd., Series 2021-4A, Class B, 5.78% (3 mo. USD LIBOR + 1.70%), due 10/15/34(b) 144A	244,108

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,300,000	Carlyle US CLO, Ltd., Series 2019-2A, Class DR, 10.58% (3 mo. USD LIBOR + 6.50%), due 07/15/32(b) 144A	1,163,621
1,475,000	Carlyle US CLO, Ltd., Series 2019-4A, Class A2R, 5.61% (3 mo. TSFR + 1.75%), due 04/15/35(b) 144A	1,380,529
510,000	Carlyle US CLO, Ltd., Series 2021-8A, Class B, 5.73% (3 mo. USD LIBOR + 1.65%), due 10/15/34(b) 144A	491,984
750,000	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 10.24% (3 mo. USD LIBOR + 6.00%), due 04/20/29(b) 144A	624,160
1,020,000	CBAM CLO, Ltd., Series 2018-6A, Class B2R, 6.23% (3 mo. TSFR + 2.36%), due 01/15/31(b) 144A	1,000,096
250,000	CIFC Funding CLO, Ltd., Series 2017-1A, Class D, 7.78% (3 mo. USD LIBOR + 3.50%), due 04/23/29(b) 144A	238,365
700,000	CIFC Funding CLO, Ltd., Series 2017-3A, Class C, 7.89% (3 mo. USD LIBOR + 3.65%), due 07/20/30(b) 144A	652,156
500,000	Dryden 64 CLO, Ltd., Series 2018-64A, Class D, 6.84% (3 mo. USD LIBOR + 2.65%), due 04/18/31(b) 144A	462,006
900,000	Dryden 70 CLO, Ltd., Series 2018-70A, Class E, 10.13% (3 mo. USD LIBOR + 6.05%), due 01/16/32(b) 144A	814,113
630,000	Eaton Vance CLO, Ltd., Series 2020-2A, Class ER, 10.58% (3 mo. USD LIBOR + 6.50%), due 01/15/35(b) 144A	572,945
350,000	Elmwood CLO XI, Ltd., Series 2021-4A, Class B, 5.84% (3 mo. USD LIBOR + 1.60%), due 10/20/34(b) 144A	338,091
321,459	Falcon Aerospace, Ltd., Series 2017-1, Class A, 4.58%, due 02/15/42 144A	291,903
250,000	Fortress Credit BSL CLO XII, Ltd., Series 2021-4A, Class E, 11.21% (3 mo. USD LIBOR + 7.13%), due 10/15/34(b) 144A	220,583
1,290,000	FS Rialto Issuer LLC, Series, 2022-FL7, Class A, 6.81% (1 mo. TSFR + 2.90%), due 10/19/39(b) 144A	1,281,142
1,060,000	Generate CLO 7, Ltd., Series 7A, Class B1, 6.17% (3 mo. USD LIBOR + 1.85%), due 01/22/33(b) 144A	1,027,177
250,000	Gilbert Park CLO, Ltd., Series 2017-1A, Class D, 7.03% (3 mo. USD LIBOR + 2.95%), due 10/15/30(b) 144A	234,699
380,000	Golub Capital Partners CLO, Ltd., Series 2021-53A, Class E, 10.94% (3 mo. USD LIBOR + 6.70%), due 07/20/34(b) 144A	335,251
250,000	Greenwood Park CLO, Ltd., Series 2018-1A, Class E, 9.03% (3 mo. USD LIBOR + 4.95%), due 04/15/31(b) 144A	203,714
750,000	Greywolf CLO IV, Ltd., Series 2018-1A, Class D, 10.06% (3 mo. TSFR + 6.01%), due 04/26/31(b) 144A	660,394
250,000	Greywolf CLO IV, Ltd., Series 2019-1RA, Class CR, 7.77% (3 mo. TSFR + 3.91%), due 04/17/34(b) 144A	228,185
78,042	GSAA Home Equity Trust, Series 2007-7, Class A4, 4.93% (1 mo. USD LIBOR + 0.54%), due 07/25/37(b)	74,348
290,000	Halsey Point CLO I, Ltd., Series 2019-1A, Class F, 12.44% (3 mo. USD LIBOR + 8.20%), due 01/20/33(b) 144A	242,165
236,566	KeyCorp Student Loan Trust, Series 2005-A, Class 2C, 6.02% (3 mo. USD LIBOR + 1.30%), due 12/27/38(b)	221,638
400,000	KKR CLO 14, Ltd., Series 14, Class BR, 5.88% (3 mo. USD LIBOR + 1.80%), due 07/15/31(b) 144A	389,675
182,439	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 5.66% (1 mo. USD LIBOR + 1.28%), due 02/25/35(b)	178,572
425,000	Madison Park Funding CLO XLVIII, Ltd., Series 2017-25A, Class A2R, 6.01% (3 mo. USD LIBOR + 1.65%), due 04/25/29(b) 144A	415,775
250,000	Madison Park Funding CLO XXV, Ltd., Series 2021-48A, Class B, 5.68% (3 mo. USD LIBOR + 1.45%), due 04/19/33(b) 144A	242,327
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
1,405,000	Madison Park Funding CLO XXXIX, Ltd., Series 2021-39A, Class D, 7.37% (3 mo. USD LIBOR + 3.05%), due 10/22/34(b) 144A	1,331,459
400,000	Magnetite CLO XII, Ltd., Series 2015-12A, Class ER, 9.76% (3 mo. USD LIBOR + 5.68%), due 10/15/31(b) 144A	363,724
1,435,000	Magnetite CLO XXIV, Ltd., Series 2019-24A, Class BR, 5.61% (3 mo. TSFR + 1.75%), due 04/15/35(b) 144A	1,345,152
2,160,000	Magnetite CLO XXVII, Ltd., Series 2020-27A, Class AR, 5.38% (3 mo. USD LIBOR + 1.14%), due 10/20/34(b) 144A	2,106,780
595,177	Magnolia Financial X DAC, Series 2020-1, due 08/13/24(c)	581,874
250,000	Marathon CLO 14, Ltd., Series 2019-2A, Class BA, 7.54% (3 mo. USD LIBOR + 3.30%), due 01/20/33(b) 144A	238,265
400,000	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B, 3.20%, due 09/21/26 144A	366,719
454,647	Mill City Solar Loan, Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	426,544
650,587	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, due 12/20/46 144A	553,388
1,018,809	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 4.68% (1 mo. USD LIBOR + 0.29%), due 01/25/33(b)	954,816
100,000	Navient Private Education Loan Trust, Series 2020-A, Class B, 3.16%, due 11/15/68 144A	82,810
370,000	Navient Private Education Refi Student Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	340,146
760,000	Navient Private Education Refi Student Loan Trust, Series 2020-GA, Class B, 2.50%, due 09/16/69 144A	572,206
250,000	Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 10.20% (3 mo. USD LIBOR + 5.92%), due 10/21/30(b) 144A	225,530
250,000	Neuberger Berman Loan Advisers CLO 25, Ltd., Series, 2017-25A, Class DR, 7.04% (3 mo. USD LIBOR + 2.85%), due 10/18/29(b) 144A	230,960
750,000	Neuberger Berman Loan Advisers CLO 33, Ltd., Series 2019-33A, Class DR, 6.98% (3 mo. USD LIBOR + 2.90%), due 10/16/33(b) 144A	689,891
2,805,000	Neuberger Berman Loan Advisers CLO 36, Ltd., Series 2020-36A, Class A1R, 5.49% (3 mo. USD LIBOR + 1.25%), due 04/20/33(b) 144A	2,762,765
480,000	Neuberger Berman Loan Advisers CLO 44, Ltd., Series 2021-44A, Class E, 10.08% (3 mo. USD LIBOR + 6.00%), due 10/16/34(b) 144A	427,208
700,000	Ocean Trails CLO IX, Series 2020-9A, Class CR, 6.63% (3 mo. USD LIBOR + 2.55%), due 10/15/34(b) 144A	653,404
650,000	Ocean Trails CLO X, Series 2020-10A, Class ER, 11.65% (3 mo. USD LIBOR + 7.57%), due 10/15/34(b) 144A	586,297
1,160,000	OCP CLO, Ltd., Series 2015-9A, Class BR2, 5.61% (3 mo. TSFR + 1.75%), due 01/15/33(b) 144A	1,095,306
325,000	Octagon Investment Partners CLO 35, Ltd., Series 2018-1A, Class C, 6.84% (3 mo. USD LIBOR + 2.60%), due 01/20/31(b) 144A	288,332
275,000	OHA Credit Funding CLO 2, Ltd., Series 2019-2A, Class BR, 5.88% (3 mo. USD LIBOR + 1.60%), due 04/21/34(b) 144A	265,849
1,000,000	OHA Credit Funding CLO 4, Ltd., Series 2019-4A, Class BR, 5.97% (3 mo. USD LIBOR + 1.65%), due 10/22/36(b) 144A	968,569
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 5.32% (1 mo. USD LIBOR + 0.93%), due 08/25/35(b)	669,193
250,000	Owl Rock CLO III, Ltd., Series 2020-3A, Class A1L, 6.04% (3 mo. USD LIBOR + 1.80%), due 04/20/32(b) 144A	244,618
605,000	OZLM CLO XXIII, Ltd., Series 2019-23A, Class B1R, 5.93% (3 mo. USD LIBOR + 1.85%), due 04/15/34(b) 144A	567,762
2,335,000	Palmer Square CLO, Ltd., Series 2021-2A, Class A, 5.23% (3 mo. USD LIBOR + 1.15%), due 07/15/34(b) 144A	2,279,336

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Asset Backed Securities — continued
300,000	Palmer Square CLO, Ltd., Series 2021-4A, Class B, 5.73% (3 mo. USD LIBOR + 1.65%), due 10/15/34(b) 144A	288,556
250,000	Palmer Square Loan Funding CLO, Ltd., Series 2021-2A, Class A2, 5.93% (3 mo. USD LIBOR + 1.25%), due 05/20/29(b) 144A	243,781
890,000	Palmer Square Loan Funding CLO, Ltd., Series 2022-3A, Class C, 9.41% (3 mo. TSFR + 5.40%), due 04/15/31(b) 144A	868,301
250,000	Parallel CLO, Ltd., Series 2017-1A, Class CR, 6.24% (3 mo. USD LIBOR + 2.00%), due 07/20/29(b) 144A	234,718
575,000	Park Avenue Institutional Advisers CLO, Ltd., Series 2021-2A, Class B, 5.83% (3 mo. USD LIBOR + 1.75%), due 07/15/34(b) 144A	540,272
390,000	Peace Park CLO, Ltd., Series 2021-1A, Class E, 10.24% (3 mo. USD LIBOR + 6.00%), due 10/20/34(b) 144A	345,197
440,450	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	413,966
1,005,000	PPM CLO, Ltd., Series 2018-1A, Class B2, 5.93% (3 mo. USD LIBOR + 1.85%), due 07/15/31(b) 144A	955,818
1,160,000	Residential Asset Securities Trust, Series 2006-KS2, Class M3, 5.00% (1 mo. USD LIBOR + 0.62%), due 03/25/36(b)	1,071,359
1,485,000	Rockford Tower CLO, Ltd., Series 2018-1A, Class A, 5.78% (3 mo. USD LIBOR + 1.10%), due 05/20/31(b) 144A	1,461,938
325,000	Rockford Tower CLO, Ltd., Series 2021-3A, Class B, 5.99% (3 mo. USD LIBOR + 1.75%), due 10/20/34(b) 144A	308,644
720,000	RR CLO 18, Ltd., Series 2021-18A, Class D, 10.33% (3 mo. USD LIBOR + 6.25%), due 10/15/34(b) 144A	650,951
180,000	Saranac CLO III, Ltd., Series 2014-3A, Class DR, 8.00% (3 mo. USD LIBOR + 3.25%), due 06/22/30(b) 144A	146,334
430,000	Sculptor CLO XXVI, Ltd., Series 26A, Class E, 11.49% (3 mo. USD LIBOR + 7.25%), due 07/20/34(b) 144A	379,294
515,000	Sixth Street CLO XVIII, Ltd., Series 2021-18A, Class D, 7.14% (3 mo. USD LIBOR + 2.90%), due 04/20/34(b) 144A	486,687
72,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 7.88%, due 06/15/32(d)	71,765
50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 7.77%, due 03/15/33(d)	50,053
680,000	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	611,545
2,600,000	Sound Point CLO XXVII, Ltd., Series 2020-2A, Class AR, 5.54% (3 mo. USD LIBOR + 1.18%), due 10/25/34(b) 144A	2,504,788
940,000	Southwick Park CLO LLC, Series 2019-4A, Class DR, 7.19% (3 mo. USD LIBOR + 2.95%), due 07/20/32(b) 144A	865,701
853,492	Stonepeak, Series 2021-1A, Class A, 2.68%, due 02/28/33 144A	737,835
930,000	Symphony CLO 37, Ltd., Series, 2022-37A, Class A1A, 6.55% (3 mo. TSFR + 2.30%), due 10/20/34(b) 144A	930,055
280,000	TCI-Symphony CLO, Ltd., Series 2016-1A, Class DR2, 7.04% (3 mo. USD LIBOR + 3.10%), due 10/13/32(b) 144A	250,451
800,000	TCI-Symphony CLO, Ltd., Series 2016-1A, Class ER2, 10.69% (3 mo. USD LIBOR + 6.75%), due 10/13/32(b) 144A	660,902
2,710,000	Trinitas CLO XVI, Ltd., Series 2021-16A, Class A1, 5.42% (3 mo. USD LIBOR + 1.18%), due 07/20/34(b) 144A	2,644,768
650,000	TSTAT, Ltd., Series, 2022-2A, Class C, 9.31%, due 01/20/31 144A	638,031
500,000	Venture 43 CLO, Ltd., Series 2021-43A, Class D, 7.55% (3 mo. USD LIBOR + 3.47%), due 04/15/34(b) 144A	427,239
500,000	VERDE CLO, Ltd., Series 2019-1A, Class DR, 7.33% (3 mo. USD LIBOR + 3.25%), due 04/15/32(b) 144A	460,945
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Asset Backed Securities — continued
250,000		Voya CLO, Ltd., Series 2016-3A, Class A1R, 5.38% (3 mo. USD LIBOR + 1.19%), due 10/18/31(b) 144A	246,309
660,000		Voya CLO, Ltd., Series 2017-2A, Class A2AR, 5.73% (3 mo. USD LIBOR + 1.65%), due 06/07/30(b) 144A	638,978
260,000		Voya CLO, Ltd., Series 2017-3A, Class DR, 11.19% (3 mo. USD LIBOR + 6.95%), due 04/20/34(b) 144A	229,592
350,000		Wellfleet CLO, Ltd., Series 2017-2A, Class C, 7.64% (3 mo. USD LIBOR + 3.40%), due 10/20/29(b) 144A	316,546
255,000		Whitebox CLO I, Ltd., Series 2019-1A, Class ANBR, 6.02% (3 mo. USD LIBOR + 1.70%), due 07/24/32(b) 144A	248,364
260,000		Whitebox CLO II, Ltd., Series 2020-2A, Class A1R, 5.54% (3 mo. USD LIBOR + 1.22%), due 10/24/34(b) 144A	251,808
410,000		Whitehorse CLO XII, Ltd., Series 2018-12A, Class D, 7.73% (3 mo. USD LIBOR + 3.65%), due 10/15/31(b) 144A	353,779
250,000		Wind River CLO, Ltd., Series 2021-4A, Class B, 5.89% (3 mo. USD LIBOR + 1.65%), due 01/20/35(b) 144A	238,893
420,000		Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class D, 8.28% (3 mo. USD LIBOR + 4.20%), due 07/15/33(b) 144A	393,609
			72,564,842
		Bank Loans — 13.2%
1,963,160		19th Holdings Golf, LLC, 2022 Term Loan B, 7.28% (1 mo. SOFR + 3.00%), due 02/07/29(b)	1,806,107
611,842		8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 8.14% (1 mo. USD LIBOR + 3.75%), due 10/01/25(b)	515,018
1,205,640		ACProducts, Inc., 2021 Term Loan B, 8.98% (3 mo. USD LIBOR + 4.25%), due 05/17/28(b)	907,244
122,722		Acrisure, LLC, 2020 Term Loan B, 7.88% (1 mo. USD LIBOR + 3.50%), due 02/15/27(b)	115,487
994,975		Acrisure, LLC, 2021 First Lien Term Loan B, 8.63% (1 mo. USD LIBOR + 4.25%), due 02/15/27(b)	965,748
810,000		Acrisure, LLC, 2022 Incremental Term Loan, 9.92% (3 mo. SOFR + 5.75%), due 02/15/27(b)	805,444
632,817	EUR	Adevinta ASA, EUR Term Loan B, 5.20% (3 mo. EURIBOR + 3.00%), due 06/26/28(b)	662,710
639,681		Adtalem Global Education Inc., 2021 Term Loan B, 8.39% (1 mo. USD LIBOR + 4.00%), due 08/12/28(b)	635,912
575,651		Air Canada, 2021 Term Loan B, 8.13% (3 mo. USD LIBOR + 3.50%), due 08/11/28(b)	570,374
779,928		Allen Media, LLC, 2021 Term Loan B, 10.23% (3 mo. USD LIBOR + 5.50%), due 02/10/27(b)	644,050
1,563,695		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 8.17% (1 mo. USD LIBOR + 3.75%), due 05/12/28(b)	1,487,270
1,210,850		AllSpring Buyer LLC, Term Loan B, 7.75% (3 mo. USD LIBOR + 3.00%), due 11/01/28(b)	1,194,706
137,313		Amentum Government Services Holdings, LLC, 2020 2nd Lien Term Loan, 13.90% (3 mo. USD LIBOR + 8.75%), due 01/31/28(b)	126,328
262,687		Amentum Government Services Holdings, LLC, 2020 2nd Lien Term Loan, 13.90% (6 mo. USD LIBOR + 8.75%), due 01/31/28(b)	241,672
686,717		Amentum Government Services Holdings, LLC, 2022 Term Loan, 8.53% (3 mo. SOFR + 4.00%), due 02/15/29(b)	670,407
606,783		Amentum Government Services Holdings, LLC, 2022 Term Loan, 8.76% (3 mo. SOFR + 4.00%), due 02/15/29(b)	592,372
123,635		Amentum Government Services Holdings, LLC, Term Loan B, 8.72% (3 mo. USD LIBOR + 4.00%), due 01/29/27(b)	121,085

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
368,516		Amentum Government Services Holdings, LLC, Term Loan B, 8.73% (3 mo. USD LIBOR + 4.00%), due 01/29/27(b)	360,915
1,710,562		American Airlines, Inc., 2021 Term Loan, 8.99% (3 mo. USD LIBOR + 4.75%), due 04/20/28(b)	1,705,217
1,288,561		AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 7.88% (1 mo. USD LIBOR + 3.50%), due 11/30/28(b)	1,243,462
1,264,986		AmWINS Group, Inc., 2021 Term Loan B, 6.63% (1 mo. USD LIBOR + 2.25%), due 02/19/28(b)	1,243,165
400,177		Amynta Agency Borrower, Inc., 2018 1st Lien Term Loan, 8.88% (1 mo. USD LIBOR + 4.50%), due 02/28/25(b)	380,168
345,510		Anticimex International AB, 2021 USD Term Loan B1, 8.23% (3 mo. USD LIBOR + 3.50%), due 11/16/28(b)	335,145
186,675		Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 7.89% (1 mo. USD LIBOR + 3.50%), due 03/11/28(b)	174,541
426,226		AppLovin Corp., 2021 Term Loan B, 7.73% (3 mo. USD LIBOR + 3.00%), due 10/25/28(b)	405,981
1,382,463		Arctic Canadian Diamond Co., Ltd., 2nd Lien PIK Term Loan, 8.73% (3 mo. USD LIBOR + 4.00%, 12.50% PIK), due 12/31/27(b)(e)	1,181,729
1,315,960	EUR	Aruba Investments, Inc., 2020 EUR Term Loan, 5.89% (1 mo. EURIBOR + 4.00%), due 11/24/27(b)	1,355,302
939,344		Aruba Investments, Inc., 2020 USD Term Loan, 8.14% (1 mo. USD LIBOR + 4.00%), due 11/24/27(b)	915,078
900,000		Asurion LLC, 2021 Second Lien Term Loan B4, 9.63% (1 mo. USD LIBOR + 5.25%), due 01/20/29(b)	704,250
496,752		Asurion LLC, 2021 Term Loan B9, 7.63% (1 mo. USD LIBOR + 3.25%), due 07/31/27(b)	435,403
111,494		Asurion, LLC, 2022 Term Loan B10, 8.68% (3 mo. SOFR + 4.00%), due 08/19/28(b)	100,135
601,618		At Home Group Inc., Term Loan B, 8.98% (3 mo. USD LIBOR + 4.25%), due 07/24/28(b)	476,030
102,096		Athenahealth, Inc., 2022 Term Loan B, 7.82% (1 mo. SOFR + 3.50%), due 02/15/29(b)	92,439
1,484,264		Autokiniton US Holdings, Inc., 2021 Term Loan B, 8.79% (1 mo. USD LIBOR + 4.50%), due 04/06/28(b)	1,439,736
1,118,000	EUR	Belron Luxembourg SARL, 2021 EUR Term Loan B, 4.23% (3 mo. EURIBOR + 2.50%), due 04/13/28(b)	1,162,236
279,318		Brown Group Holding, LLC, 2022 Incremental Term Loan B2, 8.13% (1 mo. SOFR + 3.75%), due 07/02/29(b)	278,844
718,182		Brown Group Holding, LLC, 2022 Incremental Term Loan B2, 7.84% (3 mo. SOFR + 3.75%), due 07/02/29(b)	716,964
119,856		Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 7.13% (1 mo. USD LIBOR + 2.75%), due 12/23/24(b)	119,738
1,398,331		Caesars Resort Collection, LLC, 2020 Term Loan B1, 7.88% (1 mo. USD LIBOR + 3.50%), due 07/21/25(b)	1,396,365
441,194		Camelot U.S. Acquisition, LLC, 2020 Incremental Term Loan B, 7.38% (1 mo. USD LIBOR + 3.00%), due 10/30/26(b)	435,183
702,814		Camelot U.S. Acquisition, LLC, Term Loan B, 7.38% (1 mo. USD LIBOR + 3.00%), due 10/30/26(b)	694,468
1,777,523		Cano Health LLC, 2022 Term Loan, 8.42% (1 mo. SOFR + 4.00%), due 11/23/27(b)	1,428,684
562,113		Cardinal Parent, Inc., 2020 Term Loan B, 9.23% (3 mo. USD LIBOR + 4.50%), due 11/12/27(b)	528,386
862,871	EUR	Carnival Corp., EUR Term Loan B, 5.65% (1 mo. EURIBOR + 3.75%), due 06/30/25(b)	886,940
483,657		Carnival Corp., 2021 Incremental Term Loan B, 7.63% (1 mo. USD LIBOR + 3.25%), due 10/18/28(b)	453,832
798,272		Carriage Purchaser, Inc., 2021 Term Loan B, 8.63% (1 mo. USD LIBOR + 4.25%), due 09/30/28(b)	743,724
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
1,000,000	CDK Global, Inc., 2022 USD Term Loan B, 9.08% (3 mo. SOFR + 4.50%), due 07/06/29(b)	993,203
883,080	Chamberlain Group, Inc., Term Loan B, 7.63% (1 mo. USD LIBOR + 3.25%), due 11/03/28(b)	835,431
1,469,524	Citadel Securities, LP, 2021 Term Loan B, 6.82% (1 mo. SOFR + 2.50%), due 02/02/28(b)	1,444,496
1,001,110	City Brewing Company, LLC, Closing Date Term Loan, 7.79% (1 mo. USD LIBOR + 3.50%), due 04/05/28(b)	450,499
1,000,000	Clarios Global, LP, 2021 USD Term Loan B, 7.64% (1 mo. USD LIBOR + 3.25%), due 04/30/26(b)	983,333
977,288	Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.91% (3 mo. USD LIBOR + 3.50%), due 08/21/26(b)	889,882
380,000	Cloudera, Inc., 2021 Second Lien Term Loan, 10.38% (1 mo. USD LIBOR + 6.00%), due 10/08/29(b)	318,725
833,604	ClubCorp Holdings, Inc., 2017 Term Loan B, 7.48% (3 mo. USD LIBOR + 2.75%), due 09/18/24(b)	754,933
726,350	Clydesdale Acquisition Holdings, Inc., Term Loan B, 8.60% (1 mo. SOFR + 4.18%), due 04/13/29(b)	693,909
841,108	CMG Media Corp., 2021 Term Loan, 8.23% (3 mo. USD LIBOR + 3.50%), due 12/17/26(b)	789,439
284,280	CNT Holdings I Corp., 2020 Term Loan, 7.24% (3 mo. SOFR + 3.50%), due 11/08/27(b)	275,751
2,110,852	CommScope, Inc., 2019 Term Loan B, 7.63% (1 mo. USD LIBOR + 3.25%), due 04/06/26(b)	1,995,414
465,240	CoreLogic, Inc., Term Loan, 7.94% (1 mo. USD LIBOR + 3.50%), due 06/02/28(b)	389,444
594,902	CTC Holdings, LP, Term Loan B, 8.36% (3 mo. SOFR + 5.00%), due 02/20/29(b)	571,105
711,858	DCert Buyer, Inc., 2019 Term Loan B, 8.70% (6 mo. SOFR + 4.00%), due 10/16/26(b)	688,723
915,200	DCert Buyer, Inc., 2021 2nd Lien Term Loan, 11.70% (6 mo. USD LIBOR + 7.00%), due 02/19/29(b)	836,264
844,603	Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 8.07% (1 mo. SOFR + 3.75%), due 04/09/27(b)	790,496
288,100	Deerfield Dakota Holding, LLC, 2021 USD 2nd Lien Term Loan, 11.13% (1 mo. USD LIBOR + 6.75%), due 04/07/28(b)	276,036
850,000	Del Monte Foods, Inc., 2022 Term Loan, 8.67% (1 mo. SOFR + 4.25%), due 05/16/29(b)	826,625
1,950,706	DirecTV Financing, LLC, Term Loan, 9.38% (1 mo. USD LIBOR + 5.00%), due 08/02/27(b)	1,900,567
1,664,045	Dun & Bradstreet Corp. (The), Term Loan, 7.64% (1 mo. USD LIBOR + 3.25%), due 02/06/26(b)	1,650,525
352,338	Electron BidCo Inc., 2021 Term Loan, 7.38% (1 mo. USD LIBOR + 3.00%), due 11/01/28(b)	343,529
263,185	Embecta Corp., Term Loan B, 7.79% (6 mo. SOFR + 3.00%), due 03/30/29(b)	251,671
412,066	Empire Today, LLC, 2021 Term Loan B, 9.29% (3 mo. USD LIBOR + 5.00%), due 04/03/28(b)	311,110
942,664	Endure Digital Inc., Term Loan, 7.72% (1 mo. USD LIBOR + 3.50%), due 02/10/28(b)	850,755
339,435	EP Purchaser, LLC, 2021 Term Loan B, 8.23% (3 mo. USD LIBOR + 3.50%), due 11/06/28(b)	336,465
178,404	Equinox Holdings, Inc., 2020 Term Loan B2, 13.73% (3 mo. USD LIBOR + 9.00%), due 03/08/24(b)	143,616
71,936	EyeCare Partners, LLC, 2020 Term Loan, 8.48% (3 mo. USD LIBOR + 3.75%), due 02/18/27(b)	61,205
440,000	EyeCare Partners, LLC, 2021 2nd Lien Term Loan, 11.48% (3 mo. USD LIBOR + 6.75%), due 11/15/29(b)	369,600
476,400	EyeCare Partners, LLC, 2021 Incremental Term Loan, 8.48% (3 mo. USD LIBOR + 3.75%), due 11/15/28(b)	405,337

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
1,000,000		EyeCare Partners, LLC, 2022 Incremental Term Loan, 9.18% (3 mo. SOFR + 4.50%), due 11/15/28(b)	877,500
821,700		Fanatics Commerce Intermediate Holdco, LLC, Term Loan B, 7.63% (1 mo. USD LIBOR + 3.25%), due 11/24/28(b)	808,347
190,000		First Brands Group, LLC, 2021 2nd Lien Term Loan, 11.87% (3 mo. USD LIBOR + 8.50%), due 03/30/28(b)	171,950
304,575		First Brands Group, LLC, 2021 Term Loan, 8.37% (3 mo. SOFR + 5.00%), due 03/30/27(b)	290,108
482,877		Focus Financial Partners, LLC, 2021 Term Loan B4, 6.82% (1 mo. USD LIBOR + 2.50%), due 06/30/28(b)	475,835
939,081		Freeport LNG Investments, LLLP, Term Loan B, 7.74% (3 mo. USD LIBOR + 3.50%), due 12/21/28(b)	893,594
113,573	EUR	Froneri International, Ltd., 2020 EUR Term Loan B1, 2.76% (6 mo. EURIBOR + 2.13%), due 01/29/27(b)	113,521
2,153,864		Gainwell Acquisition Corp., Term Loan B, 8.73% (3 mo. USD LIBOR + 4.00%), due 10/01/27(b)	2,043,478
2,323,926		Garda World Security Corp., 2021 Term Loan B, 8.93% (3 mo. USD LIBOR + 4.25%), due 10/30/26(b)	2,267,281
728,175		Garda World Security Corp., 2022 Term Loan B, 8.53% (3 mo. SOFR + 4.25%), due 02/01/29(b)	703,295
994,885		Genesee & Wyoming, Inc., Term Loan, 6.73% (3 mo. USD LIBOR + 2.00%), due 12/30/26(b)	990,815
326,282		Global Medical Response, Inc., 2020 Term Loan B, 8.42% (1 mo. USD LIBOR + 4.25%), due 10/02/25(b)	231,388
170,194		Global Tel*Link Corp., 2018 1st Lien Term Loan, 8.34% (3 mo. USD LIBOR + 4.25%), due 11/29/25(b)	148,281
796,624		Graham Packaging Co. Inc., 2021 Term Loan, 7.38% (1 mo. USD LIBOR + 3.00%), due 08/04/27(b)	784,078
2,010,844		Gray Television, Inc., 2021 Term Loan D, 7.12% (1 mo. USD LIBOR + 3.00%), due 12/01/28(b)	1,955,906
1,494,950		Great Outdoors Group, LLC, 2021 Term Loan B1, 8.13% (1 mo. USD LIBOR + 3.75%), due 03/06/28(b)	1,441,382
528,369		Greystone Select Financial, LLC, Term Loan B, 9.23% (3 mo. USD LIBOR + 5.00%), due 06/16/28(b)	509,876
558,618		Griffon Corp., Term Loan B, 7.01% (3 mo. SOFR + 2.50%), due 01/24/29(b)	550,065
2,262		Griffon Corp., Term Loan B, 9.00% (PRIME + 1.50%), due 01/24/29(b)	2,227
1,354,533		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 6.38% (1 mo. USD LIBOR + 2.00%), due 11/15/27(b)	1,310,511
379,050		Hayward Industries, Inc., 7.67% (1 mo. SOFR + 3.25%), due 05/30/28(b)	363,414
955,200		Hexion Holdings Corp., 2022 USD Term Loan, 8.93% (3 mo. SOFR + 4.50%), due 03/15/29(b)	823,382
662,875		Hornblower Sub, LLC, 2020 Repriced Term Loan B, 8.92% (3 mo. USD LIBOR + 4.75%), due 04/27/25(b)	467,327
993,439		Hudson River Trading, LLC, 2021 Term Loan, 7.44% (1 mo. SOFR + 3.00%), due 03/20/28(b)	941,017
30,743		Hyland Software, Inc., 2018 1st Lien Term Loan, 7.88% (1 mo. USD LIBOR + 3.50%), due 07/01/24(b)	30,367
1,298,027		II-VI, Inc., 2022 Term Loan B, 7.13% (3 mo. USD LIBOR + 2.75%), due 07/02/29(b)	1,289,265
503,965		Illuminate Buyer, LLC, 2021 Term Loan, 7.88% (1 mo. USD LIBOR + 3.50%), due 06/30/27(b)	483,911
837,250		Ingram Micro Inc., 2021 Term Loan B, 8.22% (3 mo. USD LIBOR + 3.50%), due 06/30/28(b)	827,046
698,951		IRB Holding Corp., 2020 Term Loan B, 7.13% (1 mo. USD LIBOR + 2.75%), due 02/05/25(b)	693,709
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Bank Loans — continued
2,072,247		Jazz Financing Lux SARL, USD Term Loan, 7.88% (1 mo. USD LIBOR + 3.50%), due 05/05/28(b)	2,057,424
1,946,266		Jump Financial, LLC, Term Loan B, 9.04% (3 mo. SOFR + 4.50%), due 08/07/28(b)	1,853,818
752,400		Knight Health Holdings, LLC, Term Loan B, 9.64% (1 mo. USD LIBOR + 5.25%), due 12/23/28(b)	451,440
839,019		Lakeshore Intermediate, LLC, Term Loan, 8.23% (3 mo. USD LIBOR + 3.50%), due 09/29/28(b)	821,714
315,355		Les Schwab Tire Centers, Term Loan B, 6.58% (3 mo. USD LIBOR + 3.25%), due 11/02/27(b)	312,990
302,386		Leslie's Poolmart, Inc., 2021 Term Loan B, 6.88% (1 mo. USD LIBOR + 2.50%), due 03/09/28(b)	296,874
222,750		LIDS Holdings, Inc., Term Loan, 9.93% (1 mo. SOFR + 5.50%), due 12/14/26(b)	209,385
932,250		LIDS Holdings, Inc., Term Loan, 10.15% (3 mo. SOFR + 5.50%), due 12/14/26(b)	876,315
476,000	EUR	Lonza Group AG, EUR Term Loan B, 6.20% (3 mo. EURIBOR + 4.00%), due 07/03/28(b)	463,242
693,000		LRS Holdings, LLC, Term Loan B, 8.63% (1 mo. USD LIBOR + 4.25%), due 08/31/28(b)	674,809
246,250		Madison IAQ, LLC, Term Loan, 7.99% (3 mo. USD LIBOR + 3.25%), due 06/21/28(b)	229,423
742,500		Magenta Buyer, LLC, 2021 USD 1st Lien Term Loan, 9.17% (3 mo. USD LIBOR + 4.75%), due 07/27/28(b)	639,478
930,000		Magenta Buyer, LLC, 2021 USD 2nd Lien Term Loan, 12.67% (3 mo. USD LIBOR + 8.25%), due 07/27/29(b)	734,700
2,476,152		MajorDrive Holdings IV, LLC, Term Loan B, 8.81% (3 mo. USD LIBOR + 4.00%), due 06/01/28(b)	2,336,096
994,850		Mavis Tire Express Services Corp., 2021 Term Loan B, 8.50% (1 mo. SOFR + 4.00%), due 05/04/28(b)	951,680
943,651		McGraw-Hill Global Education Holdings, LLC, 2021 Term Loan, 8.32% (6 mo. USD LIBOR + 4.75%), due 07/28/28(b)	890,806
798,401		Medline Borrower, LP, USD Term Loan B, 7.63% (1 mo. USD LIBOR + 3.25%), due 10/23/28(b)	760,028
136,622		MH Sub I, LLC, 2020 Incremental Term Loan, 8.13% (1 mo. USD LIBOR + 3.75%), due 09/13/24(b)	132,926
802,636		Michaels Cos, Inc., 2021 Term Loan B, 8.98% (3 mo. USD LIBOR + 4.25%), due 04/15/28(b)	696,688
242,040		Mister Car Wash Holdings, Inc., 2019 Term Loan B, 7.42% (1 mo. USD LIBOR + 3.00%), due 05/14/26(b)	239,231
2,010,960		MKS Instruments, Inc., 2022 USD Term Loan B, 7.17% (1 mo. SOFR + 2.75%), due 08/17/29(b)	1,991,389
2,982,512		NCR Corp., 2019 Term Loan, 6.92% (3 mo. USD LIBOR + 2.50%), due 08/28/26(b)	2,905,465
997,733		Olympus Water US Holding Corp., 2021 USD Term Loan B, 8.50% (3 mo. USD LIBOR + 3.75%), due 11/09/28(b)	960,457
916,050		One Call Corp., 2021 Term Loan, 9.88% (3 mo. USD LIBOR + 5.50%), due 04/22/27(b)	762,612
1,182,000	EUR	Organon & Co., EUR Term Loan B, 4.98% (3 mo. EURIBOR + 3.00%), due 06/02/28(b)	1,240,044
1,036,017		Organon & Co., USD Term Loan, 7.75% (3 mo. USD LIBOR + 3.00%), due 06/02/28(b)	1,028,247
465,833		Oscar AcquisitionCo, LLC, Term Loan B, 9.18% (3 mo. SOFR + 4.50%), due 04/29/29(b)	441,626
415,843		Pacific Bells, LLC, Term Loan B, 9.34% (1 mo. USD LIBOR + 4.50%), due 11/10/28(b)	392,972
1,024,433		Parexel International Corp., 2021 1st Lien Term Loan, 7.63% (1 mo. USD LIBOR + 3.25%), due 11/15/28(b)	988,862
265,787		Particle Investments SARL, Term Loan, 9.97% (3 mo. USD LIBOR + 5.25%), due 02/18/27(b)	259,806
843,331	EUR	Paysafe Holdings (US) Corp., EUR Term Loan B2, 4.90% (1 mo. EURIBOR + 3.00%), due 06/28/28(b)	831,792

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
1,078,978	PECF USS Intermediate Holding III Corp., Term Loan B, 8.63% (1 mo. USD LIBOR + 4.25%), due 12/15/28(b)	903,532
563,069	Peraton Corp., 2nd Lien Term Loan B1, 12.09% (1 mo. USD LIBOR + 7.75%), due 02/01/29(b)	538,610
1,501,968	Peraton Corp., Term Loan B, 8.14% (1 mo. USD LIBOR + 3.75%), due 02/01/28(b)	1,470,320
2,023,876	PetSmart, Inc., 2021 Term Loan B, 8.13% (1 mo. USD LIBOR + 3.75%), due 02/11/28(b)	1,989,723
994,924	Planview Parent, Inc., Term Loan, 8.73% (3 mo. USD LIBOR + 4.00%), due 12/17/27(b)	928,595
897,750	Polyconcept Holding BV, Term Loan B, 9.82% (1 mo. SOFR + 5.50%), due 05/18/29(b)	843,885
162,448	Prime Security Services Borrower, LLC, 2021 Term Loan, 6.50% (3 mo. USD LIBOR + 2.75%), due 09/23/26(b)	161,165
744,375	Proofpoint, Inc., 1st Lien Term Loan, 7.98% (3 mo. USD LIBOR + 3.25%), due 08/31/28(b)	717,275
605,425	Quikrete Holdings, Inc., 2021 Term Loan B1, 7.38% (1 mo. USD LIBOR + 3.00%), due 06/11/28(b)	601,515
949,316	Rackspace Technology Global, Inc., 2021 Term Loan B, 7.38% (3 mo. USD LIBOR + 2.75%), due 02/15/28(b)	597,673
410,034	Radiate Holdco, LLC, 2021 Term Loan B, 7.63% (1 mo. USD LIBOR + 3.25%), due 09/25/26(b)	335,459
360,962	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 8.64% (1 mo. USD LIBOR + 4.25%), due 07/09/25(b)	304,111
740,000	Redstone Holdco 2 LP, 2021 2nd Lien Term Loan, 12.11% (3 mo. USD LIBOR + 7.75%), due 04/27/29(b)	373,330
780,125	Redstone Holdco 2 LP, 2021 Term Loan, 9.11% (3 mo. USD LIBOR + 4.75%), due 04/27/28(b)	545,697
287,241	Resolute Investment Managers, Inc., 2020 Term Loan C, 8.98% (3 mo. USD LIBOR + 4.25%), due 04/30/24(b)	234,819
948,232	RVR Dealership Holdings, LLC, Term Loan B, 8.07% (1 mo. SOFR + 3.75%), due 02/08/28(b)	872,374
995,000	Scientific Games International, Inc., 2022 USD Term Loan, 7.42% (1 mo. SOFR + 3.00%), due 04/14/29(b)	984,221
1,020,750	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 7.63% (1 mo. USD LIBOR + 3.25%), due 12/31/25(b)	994,958
1,237,780	Sinclair Television Group, Inc., 2022 Term Loan B4, 8.17% (1 mo. SOFR + 3.75%), due 04/21/29(b)	1,181,306
687,749	SkyMiles IP, Ltd., 2020 Skymiles Term Loan B, 7.99% (3 mo. USD LIBOR + 3.75%), due 10/20/27(b)	702,185
2,225,717	Solis IV BV, USD Term Loan B1, 7.86% (3 mo. SOFR + 3.50%), due 02/26/29(b)	1,970,594
1,126,487	Southwestern Energy Co., 2021 Term Loan, 7.04% (3 mo. SOFR + 2.50%), due 06/22/27(b)	1,116,631
600,012	Spencer Spirit IH LLC, Term Loan B, 10.17% (1 mo. USD LIBOR + 6.00%), due 06/19/26(b)	591,537
1,167,075	SPX Flow, Inc., 2022 Term Loan, 8.92% (1 mo.SOFR + 4.50%), due 04/05/29(b)	1,089,027
490,777	Station Casinos LLC, 2020 Term Loan B, 6.64% (1 mo. USD LIBOR + 2.25%), due 02/08/27(b)	480,348
84,333	Surf Holdings, LLC, USD Term Loan, 8.23% (3 mo. USD LIBOR + 3.50%), due 03/05/27(b)	81,969
470,800	Telenet Financing USD LLC, 2020 USD Term Loan AR, 6.32% (1 mo. USD LIBOR + 2.00%), due 04/30/28(b)	458,946
308,269	Thermostat Purchaser III, Inc., Term Loan, 9.23% (3 mo. USD LIBOR + 4.50%), due 08/31/28(b)	291,314
748,601	Triton Water Holdings, Inc., Term Loan, 8.23% (3 mo. USD LIBOR + 3.50%), due 03/31/28(b)	698,632
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Bank Loans — continued
182,979	TruGreen Limited Partnership, 2020 2nd Lien Term Loan, 13.43% (3 mo. USD LIBOR + 8.50%), due 11/02/28(b)	135,404
945,643	Tutor Perini Corp., Term Loan B, 9.13% (3 mo. USD LIBOR + 4.75%), due 08/18/27(b)	893,042
630,298	Twin River Worldwide Holdings, Inc., 2021 Term Loan B, 7.54% (3 mo. USD LIBOR + 3.25%), due 10/02/28(b)	587,227
1,891,836	U.S. Renal Care, Inc., 2019 Term Loan B, 9.44% (1 mo. USD LIBOR + 5.00%), due 06/26/26(b)	1,065,340
787,059	Uber Technologies, Inc., 2021 1st Lien Term Loan B, 8.23% (3 mo. USD LIBOR + 3.50%), due 04/04/25(b)	787,551
2,014,472	Uber Technologies, Inc., 2021 Term Loan B, 8.23% (3 mo. USD LIBOR + 3.50%), due 02/25/27(b)	2,013,213
1,060,026	UFC Holdings, LLC, 2021 Term Loan B, 7.11% (3 mo. USD LIBOR + 2.75%), due 04/29/26(b)	1,048,348
697,774	Ultimate Software Group, Inc. (The), 2021 Term Loan, 7.00% (3 mo. USD LIBOR + 3.25%), due 05/04/26(b)	664,630
1,657,834	United Airlines, Inc., 2021 Term Loan B, 8.11% (3 mo. USD LIBOR + 3.75%), due 04/21/28(b)	1,640,564
1,425,600	UST Holdings, Ltd., Term Loan, 8.14% (1 mo. USD LIBOR + 3.75%), due 11/20/28(b)	1,407,780
1,722,141	Verscend Holding Corp., 2021 Term Loan B, 8.38% (1 mo. USD LIBOR + 4.00%), due 08/27/25(b)	1,715,683
1,250,550	Vertex Aerospace Services Corp., 2021 First Lien Term Loan, 7.88% (1 mo. USD LIBOR + 3.50%), due 12/06/28(b)	1,241,953
1,343,147	Vertiv Group Corp., 2021 Term Loan B, 6.89% (1 mo. USD LIBOR + 2.75%), due 03/02/27(b)	1,299,831
420,000	VFH Parent LLC, 2022 Term Loan B, 7.42% (1 mo. SOFR + 3.00%), due 01/13/29(b)	410,813
537,600	Virgin Media Bristol LLC, 2020 USD Term Loan Q, 7.57% (1 mo. USD LIBOR + 3.25%), due 01/31/29(b)	532,980
1,649,297	Virgin Media Bristol LLC, USD Term Loan N, 6.82% (1 mo. USD LIBOR + 2.50%), due 01/31/28(b)	1,624,043
330,000	Virgin Pulse, Inc., 2021 2nd Lien Term Loan, 11.63% (1 mo. USD LIBOR + 7.25%), due 04/06/29(b)	257,400
1,363,938	Virgin Pulse, Inc., 2021 Term Loan, 8.38% (1 mo. USD LIBOR + 4.00%), due 04/06/28(b)	1,160,200
2,351,460	VM Consolidated, Inc., 2021 Term Loan B, 7.63% (1 mo. USD LIBOR + 3.25%), due 03/24/28(b)	2,341,173
320,000	VT Topco, Inc., 2021 2nd Lien Term Loan, 11.13% (1 mo. USD LIBOR + 6.75%), due 07/31/26(b)	307,200
12,405	VT Topco, Inc., 2021 Delayed Draw Term Loan, 3.75% (1 mo. USD LIBOR + 3.75%), due 08/01/25	12,073
354,374	VT Topco, Inc., 2021 Incremental Term Loan, 8.13% (1 mo. USD LIBOR + 3.75%), due 08/01/25(b)	344,905
109,027	Western Dental Services, Inc., 2021 Delayed Draw Term Loan, 9.23% (3 mo. USD LIBOR + 4.50%), due 08/18/28(b)	100,259
1,069,200	Western Dental Services, Inc., 2021 Term Loan B, 9.23% (3 mo. USD LIBOR + 4.50%), due 08/18/28(b)	983,218
732,600	Worldwide Express Operations, LLC, 2021 1st Lien Term Loan, 8.73% (3 mo. USD LIBOR + 4.00%), due 07/26/28(b)	672,161
1,737,567	WP CPP Holdings, LLC, 2018 Term Loan, 8.17% (3 mo. USD LIBOR + 3.75%), due 04/30/25(b)	1,522,543
380,000	WP CPP Holdings, LLC, 2019 2nd Lien Incremental Term Loan, 12.17% (3 mo. USD LIBOR + 7.75%), due 04/30/26(b)	320,150
		151,954,732

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Convertible Debt — 0.8%
225,000		Airbnb, Inc., 6.42%, due 03/15/26(f)	185,738
480,000		Apollo Commercial Real Estate Finance, Inc. REIT, 5.38%, due 10/15/23	471,600
35,000		Array Technologies, Inc., 1.00%, due 12/01/28	35,753
220,000		Bill.com Holdings, Inc., due 12/01/25(f)	226,160
410,000		Block, Inc., 0.13%, due 03/01/25	392,062
155,000		Booking Holdings, Inc., 0.75%, due 05/01/25(g)	207,220
400,000		Carnival Corp., 5.75%, due 12/01/27 144A	359,200
975,000		Cloudflare, Inc., 5.91%, due 08/15/26(f)	799,500
60,000		Datadog, Inc., 0.13%, due 06/15/25	65,775
1,240,000		DISH Network Corp., 3.38%, due 08/15/26	779,960
990,000		DraftKings Holdings, Inc., 10.82%, due 03/15/28(f)	622,215
215,000		Enphase Energy, Inc., due 03/01/28(f)	252,496
95,000		EQT Corp., 1.75%, due 05/01/26	221,065
185,000		Expedia Group, Inc., 4.44%, due 02/15/26(f)	162,047
76,000		Gannett Co., Inc., 6.00%, due 12/01/27	57,203
245,000		Ionis Pharmaceuticals, Inc., 2.36%, due 04/01/26(f)	227,391
140,000		Liberty Latin America, Ltd., 2.00%, due 07/15/24	124,950
470,000		Liberty Media Corp.-Liberty Formula One, 2.25%, due 08/15/27 144A	451,435
90,000		Liberty TripAdvisor Holdings, Inc., 0.50%, due 06/30/51 144A	64,980
245,000		Live Nation Entertainment, Inc., 2.00%, due 02/15/25	241,692
260,000		MercadoLibre, Inc., 2.00%, due 08/15/28	528,190
75,000		Pioneer Natural Resources Co., 0.25%, due 05/15/25	175,275
160,000		Pure Storage, Inc., 0.13%, due 04/15/23	172,640
110,000		Sarepta Therapeutics, Inc., 1.50%, due 11/15/24	205,755
185,000		Southwest Airlines Co., 1.25%, due 05/01/25(g)	222,879
280,000		Splunk, Inc., 1.13%, due 06/15/27	237,664
245,000		Uber Technologies, Inc., 5.95%, due 12/15/25(f)(g)	207,578
210,000		Vishay Intertechnology, Inc., 2.25%, due 06/15/25	203,196
380,000		Ziff Davis, Inc., 1.75%, due 11/01/26 144A	380,760
320,000		Zscaler, Inc., 0.13%, due 07/01/25	337,600
			8,619,979
		Corporate Debt — 33.9%
950,000		Abercrombie & Fitch Management Co., 8.75%, due 07/15/25(g) 144A	932,532
800,000	EUR	Abertis Infraestructuras Finance BV, 3.25% (5 yr. EUR swap annual + 3.69%)(b)(h)(i)	724,905
290,000		ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	281,580
315,000		Abu Dhabi Crude Oil Pipeline, LLC, 4.60%, due 11/02/47 144A	290,651
427,350		Accelerate360 Holdings LLC, 8.00%, due 03/01/28 144A	458,700
290,000		Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, due 05/01/28 144A	232,851
370,000		AdaptHealth LLC, 4.63%, due 08/01/29 144A	310,264
270,000		AdaptHealth LLC, 6.13%, due 08/01/28 144A	248,587
245,000	EUR	Adevinta ASA, 3.00%, due 11/15/27 144A	232,224
1,040,000	EUR	Adient Global Holdings, Ltd., 3.50%, due 08/15/24(h)	1,068,020
355,000		Adtalem Global Education, Inc., 5.50%, due 03/01/28 144A	322,596
2,045,000		Advanced Drainage Systems, Inc., 6.38%, due 06/15/30 144A	1,989,805
580,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	454,840
1,900,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, due 07/15/25	1,927,027
250,000		AES Corp. (The), 2.45%, due 01/15/31	199,465
685,000		AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	596,666
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
400,000		AFC Gamma, Inc. REIT, 5.75%, due 05/01/27 144A	311,088
240,000		Air Canada, 3.88%, due 08/15/26 144A	212,984
1,015,000		Akbank TAS, 6.80%, due 02/06/26 144A	983,521
570,000		Akumin Escrow, Inc., 7.50%, due 08/01/28 144A	347,971
190,000		Akumin, Inc., 7.00%, due 11/01/25 144A	136,315
4,110,000		Alibaba Group Holding, Ltd., 3.15%, due 02/09/51	2,568,005
410,000		Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, due 02/15/28 144A	156,448
910,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, due 07/15/26 144A	834,525
240,000		Allison Transmission, Inc., 4.75%, due 10/01/27 144A	222,974
1,900,000		Altice France Holding SA, 10.50%, due 05/15/27 144A	1,452,835
490,000		Altria Group, Inc., 5.95%, due 02/14/49	437,989
260,000		AMC Entertainment Holdings, Inc., 7.50%, due 02/15/29 144A	140,063
6,650,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	318,436
340,230		American Airlines Pass Through Trust, 4.95%, due 02/15/25	320,297
640,000		American Airlines, Inc., 11.75%, due 07/15/25 144A	687,891
580,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, due 04/20/26 144A	558,773
1,020,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, due 04/20/29 144A	934,076
431,639		American News Co. LLC, 8.50% (8.50% Cash or 10.00% PIK), due 09/01/26 144A	481,817
1,890,000		American Tower Corp. REIT, 2.70%, due 04/15/31	1,542,984
1,055,000		Ameriprise Financial, Inc., 4.50%, due 05/13/32(g)	1,024,886
445,000		Anglo American Capital Plc, 2.88%, due 03/17/31 144A	364,419
365,000		Anglo American Capital Plc, 3.88%, due 03/16/29 144A	328,428
295,000		Anglo American Capital Plc, 3.95%, due 09/10/50 144A	216,887
685,000		AngloGold Ashanti Holdings Plc, 3.75%, due 10/01/30	594,705
380,000		Antares Holdings, LP, 3.95%, due 07/15/26 144A	329,121
1,645,000		Aon Corp./Aon Global Holdings Plc, 5.00%, due 09/12/32	1,631,841
470,000		Apollo Commercial Real Estate Finance, Inc. REIT, 4.63%, due 06/15/29 144A	376,794
164,820	EUR	ARD Finance SA, 5.00% (5.00% CASH/5.75% PIK), due 06/30/27(h)	119,027
750,000		ARD Finance SA, 6.50% (6.50% Cash or 7.25% PIK), due 06/30/27 144A	522,834
1,540,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance Plc, 4.00%, due 09/01/29(g) 144A	1,223,380
210,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance Plc, 6.00%, due 06/15/27 144A	205,840
650,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 5.25%, due 04/30/25 144A	619,637
809,875		Ardonagh Midco 2 Plc, 11.50% (11.50% Cash or 12.75% PIK), due 01/15/27 144A	773,431
1,370,000		Ares Capital Corp., 2.88%, due 06/15/28	1,100,733
900,000		Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	696,914
365,000		At Home Group, Inc., 4.88%, due 07/15/28(g) 144A	257,798
557,000		AT&T, Inc., 3.50%, due 09/15/53	378,445
1,110,000		AT&T, Inc., 3.55%, due 09/15/55	745,632
450,000		AT&T, Inc., 3.65%, due 09/15/59	303,277
275,000		AT&T, Inc., 3.80%, due 12/01/57	191,007
1,350,000		AthenaHealth Group, Inc., 6.50%, due 02/15/30 144A	997,390
390,000		Australia & New Zealand Banking Group, Ltd., 2.95% (5 yr. CMT + 1.29%), due 07/22/30(b) 144A	352,927
60,000		AutoNation, Inc., 4.75%, due 06/01/30	53,668
640,000		Aviation Capital Group LLC, 5.50%, due 12/15/24 144A	629,162
735,000		Avient Corp., 7.13%, due 08/01/30 144A	719,478
780,000		Avnet, Inc., 5.50%, due 06/01/32	722,462

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
650,000		Avolon Holdings Funding, Ltd., 4.25%, due 04/15/26 144A	589,991
50,000		Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	49,454
400,000		B3 SA - Brasil Bolsa Balcao, 4.13%, due 09/20/31(g) 144A	337,557
2,265,000		Bain Capital Specialty Finance, Inc., 2.55%, due 10/13/26	1,869,029
330,000		Ball Corp., 3.13%, due 09/15/31(g)	265,462
200,000	EUR	Banco Bilbao Vizcaya Argentaria SA, 5.88% (5 yr. EUR swap annual + 5.66%)(b)(h)(i)	205,659
1,090,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b)(i) 144A	999,695
800,000		Banco Santander SA, 4.18% (1 yr. CMT + 2.00%), due 03/24/28(b)	743,186
1,200,000		Banco Santander SA, 7.50% (5 yr. USD ICE swap + 4.99%)(b)(h)(i)	1,175,928
220,000		Bank of America Corp., 2.48% (5 yr. CMT + 1.20%), due 09/21/36(b)	162,153
1,645,000		Bank of America Corp., 6.25% (3 mo. USD LIBOR + 3.71%)(b)(i)	1,583,906
1,175,000		Barclays Plc, 4.38% (5 yr. CMT + 3.41%)(b)(i)	898,875
574,000		Barclays Plc, 5.25%, due 08/17/45	515,581
505,000		Barclays Plc, 5.30% (1 yr. CMT + 2.30%), due 08/09/26(b)	501,726
1,515,000		Barclays Plc, 6.13% (5 yr. CMT + 5.87%)(b)(i)	1,384,331
535,000	GBP	Barclays Plc, 6.38% (5 yr. UK Government Bond + 6.02%)(b)(h)(i)	591,656
350,000		Barclays Plc, 8.00% (5 yr. CMT + 5.67%)(b)(i)	340,937
700,000		Bath & Body Works, Inc., 5.25%, due 02/01/28(g)	651,161
290,000		Bath & Body Works, Inc., 6.63%, due 10/01/30 144A	272,633
30,000		Bausch Health Americas, Inc., 9.25%, due 04/01/26 144A	21,047
80,000		Bausch Health Cos., Inc., 5.00%, due 01/30/28 144A	38,526
420,000		Bausch Health Cos., Inc., 5.50%, due 11/01/25 144A	357,662
340,000		Bausch Health Cos., Inc., 6.13%, due 02/01/27(g) 144A	234,899
150,000		Bausch Health Cos., Inc., 7.00%, due 01/15/28 144A	72,739
850,000		Bed Bath & Beyond, Inc., 5.17%, due 08/01/44	86,381
2,062,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	1,897,072
2,010,000		BGC Partners, Inc., 4.38%, due 12/15/25	1,885,568
840,000		BlackRock TCP Capital Corp., 2.85%, due 02/09/26	745,817
1,425,000		Blackstone Holdings Finance Co. LLC, 5.90%, due 11/03/27 144A	1,438,127
2,105,000		Blackstone Private Credit Fund, 2.63%, due 12/15/26	1,744,992
2,680,000		Blackstone Secured Lending Fund, 2.85%, due 09/30/28	2,085,233
740,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/25 144A	735,411
850,000		BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(b) 144A	694,443
2,815,000		BNP Paribas SA, 4.50% (5 yr. CMT + 2.94%)(b)(g)(i) 144A	2,163,588
1,930,000		BNP Paribas SA, 4.63% (5 yr. CMT + 3.20%)(b)(i) 144A	1,592,228
1,820,000		BNP Paribas SA, 7.75% (5 yr. CMT + 4.90%), due 12/31/99(b) 144A	1,801,800
2,075,000		Boeing Co. (The), 5.71%, due 05/01/40	1,987,540
280,000		Boeing Co. (The), 5.93%, due 05/01/60	256,570
1,200,000		Boyne USA, Inc., 4.75%, due 05/15/29 144A	1,063,583
440,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	395,562
2,325,000		Brighthouse Financial, Inc., 3.85%, due 12/22/51	1,476,338
805,000		British Telecommunications Plc, 9.63%, due 12/15/30(j)	966,333
1,075,000		Broadcom, Inc., 4.15%, due 04/15/32 144A	946,641
2,555,000		Broadstone Net Lease LLC REIT, 2.60%, due 09/15/31	1,921,024
1,620,000		Brunswick Corp., 2.40%, due 08/18/31	1,194,721
420,000		Builders FirstSource, Inc., 4.25%, due 02/01/32 144A	341,243
300,000		Burford Capital Global Finance LLC, 6.88%, due 04/15/30 144A	268,348
1,460,000		Caesars Entertainment, Inc., 4.63%, due 10/15/29(g) 144A	1,190,769
685,000		Caesars Entertainment, Inc., 8.13%, due 07/01/27(g) 144A	674,458
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
125,000		Callon Petroleum Co., 6.38%, due 07/01/26(g)	116,703
205,000		Callon Petroleum Co., 8.00%, due 08/01/28(g) 144A	195,689
650,000		Carnival Corp., 10.50%, due 06/01/30 144A	529,588
2,090,000		Carnival Plc, 7.88%, due 06/01/27	2,030,884
250,000		Carriage Purchaser, Inc., 7.88%, due 10/15/29 144A	177,825
190,000		Carrols Restaurant Group, Inc., 5.88%, due 07/01/29(g) 144A	133,411
545,000	EUR	Catalent Pharma Solutions, Inc., 2.38%, due 03/01/28(h)	476,514
765,000	EUR	Catalent Pharma Solutions, Inc., 2.38%, due 03/01/28 144A	668,868
865,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	695,806
1,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32	1,196,887
245,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	211,852
1,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 02/01/32 144A	1,219,117
770,000		Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50 144A	670,408
910,000		Cemex SAB de CV, 5.13% (5 yr. CMT + 4.53%)(b)(i) 144A	842,009
1,255,000		Cemex SAB de CV, 5.20%, due 09/17/30 144A	1,173,001
1,190,000		Central Parent, Inc./CDK Global, Inc., 7.25%, due 06/15/29 144A	1,165,482
200,000		Century Communities, Inc., 3.88%, due 08/15/29 144A	157,510
1,145,000		Chart Industries, Inc., 7.50%, due 01/01/30 144A	1,152,488
530,000		Chart Industries, Inc., 9.50%, due 01/01/31 144A	544,212
1,045,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, due 04/01/51	639,187
1,495,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	944,141
300,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	228,044
330,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	275,863
460,000		Cheniere Energy Partners, LP, 3.25%, due 01/31/32	366,186
185,000		Chevron Corp., 3.08%, due 05/11/50	133,686
1,090,000		Chord Energy Corp., 6.38%, due 06/01/26 144A	1,063,099
620,000		CHS/Community Health Systems, Inc., 6.13%, due 04/01/30 144A	308,173
880,000		CHS/Community Health Systems, Inc., 6.88%, due 04/15/29 144A	453,933
500,000		CHS/Community Health Systems, Inc., 8.00%, due 03/15/26 144A	456,250
530,000	EUR	Cirsa Finance International SARL, 4.50%, due 03/15/27 144A	490,222
1,515,000		Citigroup, Inc., 2.98% (SOFR + 1.42%), due 11/05/30(b)	1,277,044
1,585,000		Citigroup, Inc., 5.90% (3 mo. USD LIBOR + 4.23%)(b)(i)	1,572,447
170,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR + 3.42%)(b)(i)	160,990
1,600,000		Clarios Global, LP/Clarios US Finance Co., 8.50%, due 05/15/27(g) 144A	1,565,690
495,000		Clarivate Science Holdings Corp., 4.88%, due 07/01/29(g) 144A	421,567
210,000		Clear Channel Outdoor Holdings, Inc., 7.50%, due 06/01/29(g) 144A	154,590
980,000		Clydesdale Acquisition Holdings, Inc., 8.75%, due 04/15/30 144A	840,690
960,000		Coca-Cola Icecek AS, 4.50%, due 01/20/29 144A	838,537
2,205,000		Coherent Corp., 5.00%, due 12/15/29 144A	1,904,525
530,000		Coinbase Global, Inc., 3.63%, due 10/01/31 144A	255,943
3,280,000		Colgate Energy Partners III LLC, 5.88%, due 07/01/29 144A	2,821,327
635,000		Colombia Telecomunicaciones SA ESP, 4.95%, due 07/17/30 144A	507,917
380,000		Comcast Corp., 4.25%, due 10/15/30	364,519
530,000		Commercial Metals Co., 3.88%, due 02/15/31	446,378
1,600,000	EUR	Commerzbank AG, 6.13% (5 yr. EUR swap annual + 6.36%)(b)(h)(i)	1,592,338
226,000		CommScope Technologies LLC, 6.00%, due 06/15/25 144A	206,126

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
620,000		CommScope, Inc., 4.75%, due 09/01/29 144A	501,006
360,000		CommScope, Inc., 6.00%, due 03/01/26 144A	332,982
980,000		CommScope, Inc., 7.13%, due 07/01/28 144A	702,164
1,380,000		Continental Resources, Inc., 2.27%, due 11/15/26 144A	1,197,504
660,000		Continental Resources, Inc., 5.75%, due 01/15/31 144A	615,665
400,000	EUR	Cooperatieve Rabobank UA, 4.63% (5 yr. EUR swap annual + 4.10%)(b)(h)(i)	395,770
1,030,000		CoreCivic, Inc., 8.25%, due 04/15/26(g)	1,057,697
450,000		Country Garden Holdings Co., Ltd., 8.00%, due 01/27/24(h)	348,819
300,000	EUR	Credit Agricole SA, 4.00% (5 yr. EUR swap annual + 4.37%)(b)(h)(i)	283,716
2,238,000		Credit Agricole SA, 4.75% (5 yr. CMT + 3.24%)(b)(i) 144A	1,799,167
1,160,000		Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(b)(i) 144A	1,153,105
1,270,000		Credit Agricole SA, 8.13% (5 yr. USD swap + 6.19%)(b)(i) 144A	1,290,574
770,000		Credit Suisse AG, 1.00%, due 05/05/23	752,245
970,000		Credit Suisse AG, 4.75%, due 08/09/24	926,776
2,655,000		Credit Suisse Group AG, 6.54% (SOFR + 3.92%), due 08/12/33(b) 144A	2,336,119
200,000		Credit Suisse Group AG, 7.50% (5 yr. USD swap + 4.60%)(b)(i) 144A	160,324
350,000		Credit Suisse Group AG, 9.02% (SOFR + 5.02%), due 11/15/33(b) 144A	359,327
1,440,000		Credit Suisse Group AG, 9.75% (5 yr. CMT + 6.38%)(b)(i) 144A	1,257,937
1,995,000		Crescent Energy Finance LLC, 7.25%, due 05/01/26 144A	1,882,512
1,170,000		Crowdstrike Holdings, Inc., 3.00%, due 02/15/29(g)	988,697
240,000		Crown Castle, Inc.REIT, 3.30%, due 07/01/30	210,517
600,000		CSC Holdings LLC, 4.50%, due 11/15/31 144A	417,413
300,000		CSC Holdings LLC, 5.50%, due 04/15/27 144A	252,308
210,000		CSC Holdings LLC, 5.75%, due 01/15/30 144A	118,901
960,000		CSC Holdings LLC, 6.50%, due 02/01/29 144A	786,830
3,080,000		CT Trust, 5.13%, due 02/03/32 144A	2,708,975
1,540,000		Darling Ingredients, Inc., 6.00%, due 06/15/30 144A	1,507,429
520,000		DCP Midstream Operating, LP, 6.75%, due 09/15/37 144A	527,154
905,000		Dell International LLC/EMC Corp., 3.45%, due 12/15/51 144A	557,325
334,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	382,253
230,000		Delta Air Lines, Inc., 7.00%, due 05/01/25 144A	235,255
660,000		Deutsche Bank AG, 3.73% (SOFR + 2.76%), due 01/14/32(b)	485,241
830,000		Deutsche Bank AG, 3.74% (SOFR + 2.26%), due 01/07/33(b)	591,204
1,200,000		Deutsche Bank AG, 4.79% (5 yr. USD swap + 4.36%)(b)(h)(i)	1,013,472
200,000		Deutsche Bank AG, 7.50% (5 yr. USD swap + 5.00%)(b)(i)	186,984
1,880,000		Diamondback Energy, Inc., 6.25%, due 03/15/33	1,914,004
1,360,000		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, due 08/15/27 144A	1,219,322
1,275,000		DISH DBS Corp., 5.13%, due 06/01/29	824,906
580,000		DISH DBS Corp., 5.75%, due 12/01/28 144A	464,000
1,190,000		DISH DBS Corp., 5.88%, due 11/15/24	1,108,240
245,000		Diversified Healthcare Trust REIT, 9.75%, due 06/15/25	235,130
1,985,000		DNB Bank ASA, 5.90%, due 10/09/26 144A	1,987,117
540,000		DP World Plc, 5.63%, due 09/25/48 144A	508,423
255,000		Dun & Bradstreet Corp. (The), 5.00%, due 12/15/29 144A	218,551
1,460,000		Ecopetrol SA, 4.63%, due 11/02/31	1,118,192
410,000		Endeavor Energy Resources, LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	393,251
1,690,000		Endeavour Mining PLC, 5.00%, due 10/14/26 144A	1,455,597
755,000		Enel Finance America LLC, 2.88%, due 07/12/41 144A	455,703
980,000		Energean Israel Finance, Ltd., 5.88%, due 03/30/31(h) 144A	859,337
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,065,000	EUR	Energizer Gamma Acquisition BV, 3.50%, due 06/30/29 144A	913,354
180,000		Energy Transfer, LP, 5.35%, due 05/15/45	153,420
210,000		Energy Transfer, LP, 6.25%, due 04/15/49	196,284
230,000		Energy Transfer, LP, 6.25% (3 mo. USD LIBOR + 4.03%)(b)(g)(i)	195,788
270,000		Energy Transfer, LP, 7.13% (5 yr. CMT + 5.31%)(b)(i)	226,125
395,000		Enstar Group, Ltd., 3.10%, due 09/01/31	289,395
205,000		Enstar Group, Ltd., 4.95%, due 06/01/29	188,358
1,020,000		Entegris Escrow Corp., 5.95%, due 06/15/30 144A	941,970
170,000		Enterprise Products Operating LLC, 3.20%, due 02/15/52	112,144
500,000		Enterprise Products Operating LLC, 5.38% (3 mo. USD LIBOR + 2.57%), due 02/15/78(b)	381,947
265,000		EPR Properties REIT, 3.75%, due 08/15/29	207,966
150,000		EQM Midstream Partners, LP, 6.00%, due 07/01/25 144A	145,008
140,000		EQM Midstream Partners, LP, 6.50%, due 07/01/27 144A	134,050
800,000		EQM Midstream Partners, LP, 7.50%, due 06/01/30 144A	771,920
810,000		EQT Corp., 3.90%, due 10/01/27	749,546
630,000		EQT Corp., 7.00%, due 02/01/30(j)	654,444
1,250,000		Equifax, Inc., 5.10%, due 12/15/27	1,236,091
1,081,000		FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, due 08/15/26 144A	1,004,487
360,000		Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, due 01/15/29 144A	305,113
300,000		First Quantum Minerals, Ltd., 6.88%, due 03/01/26(g) 144A	284,552
2,350,000		First Quantum Minerals, Ltd., 6.88%, due 10/15/27 144A	2,209,666
420,000		FirstCash, Inc., 5.63%, due 01/01/30 144A	374,373
730,000		Five Point Operating Co., LP/Five Point Capital Corp., 7.88%, due 11/15/25 144A	614,807
2,570,000		Foot Locker, Inc., 4.00%, due 10/01/29 144A	2,005,883
410,000		Ford Motor Co., 3.25%, due 02/12/32	308,206
2,080,000		Ford Motor Co., 6.10%, due 08/19/32	1,924,588
390,000		Ford Motor Credit Co. LLC, 2.90%, due 02/16/28	322,586
1,020,000		Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	802,595
480,000		Ford Motor Credit Co. LLC, 4.95%, due 05/28/27	448,690
200,000		Ford Motor Credit Co. LLC, 7.35%, due 11/04/27	205,440
1,855,000		Freeport Indonesia PT, 5.32%, due 04/14/32 144A	1,710,745
585,000		Freeport Indonesia PT, 6.20%, due 04/14/52 144A	512,175
1,000,000		Freeport Minerals Corp., 7.13%, due 11/01/27	1,066,250
455,000		Freeport-McMoRan, Inc., 4.63%, due 08/01/30	424,549
330,000		Freeport-McMoRan, Inc., 5.45%, due 03/15/43	298,417
1,030,000		Full House Resorts, Inc., 8.25%, due 02/15/28(g) 144A	913,157
1,372,472		Galaxy Pipeline Assets Bidco, Ltd., 2.94%, due 09/30/40 144A	1,108,351
250,000		Gannett Holdings LLC, 6.00%, due 11/01/26(g) 144A	204,069
360,000		General Motors Co., 6.60%, due 04/01/36	353,864
1,440,000		General Motors Financial Co., Inc., 5.00%, due 04/09/27	1,397,086
150,000		GEO Group, Inc. (The), 9.50%, due 12/31/28 144A	144,291
719,000		GEO Group, Inc. (The), 10.50%, due 06/30/28	730,802
910,000		Georgia Power Co., 5.13%, due 05/15/52	858,280
290,000		GFL Environmental, Inc., 4.75%, due 06/15/29 144A	254,192
390,000		GFL Environmental, Inc., 5.13%, due 12/15/26 144A	373,596
1,457,168		Global Aircraft Leasing Co., Ltd., 6.50% (6.50% Cash or 7.25% PIK), due 09/15/24 144A	1,241,726
280,000		Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	234,937

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,125,000		Gold Fields Orogen Holdings BVI, Ltd., 6.13%, due 05/15/29 144A	1,139,549
965,000		Gray Escrow II, Inc., 5.38%, due 11/15/31 144A	697,150
1,850,000		H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	1,579,058
285,000		Haemonetics Corp., 6.24%, due 03/01/26(f)	236,921
1,870,000		Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd., 5.75%, due 01/20/26 144A	1,695,903
80,000		Healthpeak Properties, Inc. REIT, 3.50%, due 07/15/29	71,373
255,000	GBP	Heathrow Funding, Ltd., (MTN), 5.23%, due 02/15/23(h)	306,754
545,000	GBP	Heathrow Funding, Ltd., (MTN), 6.75%, due 12/03/26(h)	671,065
780,000		Hertz Corp. (The), 5.00%, due 12/01/29 144A	592,722
125,000		Hess Midstream Operations, LP, 5.13%, due 06/15/28 144A	115,808
1,260,000		Highlands Holdings Bond Issuer, Ltd./Highlands Holdings Bond Co-Issuer, Inc., 7.63% (7.63% Cash or 8.38% PIK), due 10/15/25 144A	1,178,898
560,000		Hilcorp Energy I, LP/Hilcorp Finance Co., 6.25%, due 04/15/32 144A	484,056
570,000		Howard Midstream Energy Partners LLC, 6.75%, due 01/15/27 144A	547,084
415,000		Howmet Aerospace, Inc., 5.90%, due 02/01/27	413,344
1,535,000		HSBC Holdings Plc, 4.60% (5 yr. CMT + 3.65%), due 12/31/99(b)	1,198,042
665,000		HSBC Holdings Plc, 6.00% (5 yr. USD ICE swap + 3.75%)(b)(i)	612,006
1,545,000		HSBC Holdings Plc, 6.50% (5 yr. USD ICE swap + 3.61%)(b)(i)	1,425,912
1,865,000		HSBC Holdings Plc, 8.11% (SOFR + 4.25%), due 11/03/33(b)	1,978,933
190,000	EUR	HSE Finance SARL, 5.63%, due 10/15/26 144A	109,544
870,000		HTA Group, Ltd., 7.00%, due 12/18/25 144A	809,100
260,000		Hudbay Minerals, Inc., 4.50%, due 04/01/26(g) 144A	236,486
610,000		Hudbay Minerals, Inc., 6.13%, due 04/01/29 144A	553,383
280,000		iHeartCommunications, Inc., 4.75%, due 01/15/28 144A	228,458
320,000		iHeartCommunications, Inc., 5.25%, due 08/15/27 144A	271,572
145,000		iHeartCommunications, Inc., 6.38%, due 05/01/26	133,629
740,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27(h)	655,078
1,590,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	1,407,532
620,000		IIP Operating Partnership, LP REIT, 5.50%, due 05/25/26	549,721
900,000		Iliad Holding SASU, 6.50%, due 10/15/26 144A	836,265
810,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28 144A	679,470
265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	234,199
470,000		InterGen NV, 7.00%, due 06/30/23(g) 144A	456,915
1,855,000		International Business Machines Corp., 4.40%, due 07/27/32	1,775,464
200,000		Intesa Sanpaolo SpA, 4.00%, due 09/23/29 144A	171,517
1,450,000		Intesa Sanpaolo SpA, 4.95% (1 yr. CMT + 2.75%), due 06/01/42(b) 144A	935,074
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	336,733
570,000		Itau Unibanco Holding SA, 3.88% (5 yr. CMT + 3.45%), due 04/15/31(b) 144A	519,108
1,059,000		Itau Unibanco Holding SA, 4.63% (5 yr. CMT + 3.22%)(b)(i) 144A	845,469
1,195,000		Jackson Financial, Inc., 3.13%, due 11/23/31	918,777
690,000		Jane Street Group/JSG Finance, Inc., 4.50%, due 11/15/29 144A	594,397
225,000		Jazz Securities DAC, 4.38%, due 01/15/29 144A	200,942
1,045,000		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, due 04/01/33 144A	999,313
1,155,000		JPMorgan Chase & Co., 4.32% (SOFR + 1.56%), due 04/26/28(b)	1,104,792
2,520,000		JPMorgan Chase & Co., 4.91% (SOFR + 2.08%), due 07/25/33(b)	2,406,869
1,450,000		JPMorgan Chase & Co., 5.72% (SOFR + 2.58%), due 09/14/33(b)	1,419,615
63,383		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22	181
460,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27 144A	425,730
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
590,000		KazTransGas JSC, 4.38%, due 09/26/27 144A	534,664
1,470,000		Kenbourne Invest SA, 4.70%, due 01/22/28 144A	1,148,437
735,000		KKR Group Finance Co. XII LLC, 4.85%, due 05/17/32 144A	688,335
1,005,000		Kosmos Energy, Ltd., 7.13%, due 04/04/26 144A	858,350
290,000		Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. REIT, 4.25%, due 02/01/27 144A	244,116
650,000		Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. REIT, 4.75%, due 06/15/29 144A	525,739
660,000		Las Vegas Sands Corp., 3.20%, due 08/08/24	624,221
20,000		Las Vegas Sands Corp., 3.50%, due 08/18/26	18,081
1,180,000		Latam Airlines Group SA, 13.38%, due 10/15/27 144A	1,198,390
425,000		Lazard Group LLC, 4.38%, due 03/11/29	393,371
640,000		Legacy LifePoint Health LLC, 6.75%, due 04/15/25 144A	603,309
650,000		Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 02/01/26 144A	579,312
460,000		Leviathan Bond, Ltd., 6.50%, due 06/30/27(h) 144A	447,810
320,000		Liberty Interactive LLC, 8.50%, due 07/15/29	157,600
1,590,000		Liberty Mutual Group, Inc., 4.30%, due 02/01/61 144A	972,062
815,000		Liberty Mutual Group, Inc., 4.57%, due 02/01/29 144A	763,449
960,000		Liquid Telecommunications Financing Plc, 5.50%, due 09/04/26 144A	699,302
650,000		Lloyds Banking Group Plc, 7.50% (5 yr. USD swap + 4.76%)(b)(i)	631,475
1,490,000		Lloyds Banking Group Plc, 7.95% (1 yr. CMT + 3.75%), due 11/15/33(b)	1,581,616
1,235,000	EUR	Lorca Telecom Bondco SA, 4.00%, due 09/18/27 144A	1,184,600
855,000		Match Group Financeco 2, Inc., 0.88%, due 06/15/26 144A	761,484
610,000		McClatchy Co. LLC (The), 11.00%, due 07/15/27 144A	684,725
2,550,000		Mclaren Finance Plc, 7.50%, due 08/01/26 144A	1,925,250
130,000		MDC Holdings, Inc., 6.00%, due 01/15/43	106,084
2,390,000		Medline Borrower, LP, 3.88%, due 04/01/29 144A	1,930,511
1,000,000		MEG Energy Corp., 5.88%, due 02/01/29 144A	944,300
210,000		MEG Energy Corp., 7.13%, due 02/01/27(g) 144A	214,489
1,320,000		MEGlobal Canada ULC, 5.88%, due 05/18/30 144A	1,331,550
200,000		Melco Resorts Finance, Ltd., 4.88%, due 06/06/25(g) 144A	184,012
320,000		Melco Resorts Finance, Ltd., 5.38%, due 12/04/29 144A	257,309
600,000		MercadoLibre, Inc., 3.13%, due 01/14/31(g)	464,640
3,050,000		Merck & Co., Inc., 2.90%, due 12/10/61	1,953,833
145,000		MetLife, Inc., 4.60%, due 05/13/46	131,029
820,000		Michaels Cos, Inc. (The), 5.25%, due 05/01/28 144A	660,703
510,000		Michaels Cos, Inc. (The), 7.88%, due 05/01/29 144A	341,674
560,000		Micron Technology, Inc., 3.37%, due 11/01/41	376,090
1,410,000		Micron Technology, Inc., 6.75%, due 11/01/29	1,435,427
710,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	611,640
747,000		Millicom International Cellular SA, 4.50%, due 04/27/31(g) 144A	629,641
324,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	310,326
170,000		Minerals Technologies, Inc., 5.00%, due 07/01/28 144A	151,703
890,000		MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 02/01/30 144A	709,731
1,350,000		Mohegan Tribal Gaming Authority, 13.25%, due 12/15/27 144A	1,409,062
1,105,000		Moody's Corp., 2.75%, due 08/19/41	773,899
1,330,000		Morgan Stanley, 4.89% (SOFR + 2.08%), due 07/20/33(b)	1,253,463
500,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31	343,787
160,000	GBP	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.69%, due 06/05/28	141,289

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
500,000		MSCI, Inc., 3.88%, due 02/15/31 144A	416,600
295,000		Mylan, Inc., 5.40%, due 11/29/43	234,624
985,000		Nationwide Building Society, 4.85%, due 07/27/27 144A	961,542
245,000		NatWest Group Plc, 4.27% (3 mo. USD LIBOR + 1.76%), due 03/22/25(b)	239,697
1,120,000	GBP	NatWest Group Plc, 4.50% (5 yr. UK Government Bond + 3.99%)(b)(i)	1,037,259
450,000		NatWest Group Plc, 5.52% (1 yr. CMT + 2.27%), due 09/30/28(b)	445,221
170,000		Navient Corp., (MTN), 5.63%, due 08/01/33	121,412
235,000		NBM US Holdings, Inc., 7.00%, due 05/14/26 144A	233,740
210,000		NCL Corp., Ltd., 3.63%, due 12/15/24 144A	179,747
450,000		NCL Corp., Ltd., 5.88%, due 03/15/26 144A	354,240
1,240,000		NCL Corp., Ltd., 5.88%, due 02/15/27 144A	1,075,644
170,000		NCR Corp., 5.00%, due 10/01/28 144A	145,208
2,110,000		NCR Corp., 5.13%, due 04/15/29 144A	1,768,408
115,000		NCR Corp., 5.25%, due 10/01/30 144A	95,063
855,000		Neptune Bidco US, Inc., 9.29%, due 04/15/29 144A	807,509
990,000		Neptune Energy Bondco Plc, 6.63%, due 05/15/25 144A	963,030
1,195,000		Newell Brands, Inc., 6.63%, due 09/15/29(g)	1,182,703
1,850,000		Nexstar Media, Inc., 4.75%, due 11/01/28 144A	1,603,043
1,950,000		Nexstar Media, Inc., 5.63%, due 07/15/27 144A	1,792,806
1,020,000		NMI Holdings, Inc., 7.38%, due 06/01/25 144A	1,031,954
700,000		Northern Oil and Gas, Inc., 8.13%, due 03/01/28 144A	673,011
400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(k)	24
880,000		NortonLifeLock, Inc., 7.13%, due 09/30/30(g) 144A	865,788
160,000	EUR	Novelis Sheet Ingot GmbH, 3.38%, due 04/15/29 144A	146,365
395,000		NTT Finance Corp., 4.37%, due 07/27/27 144A	386,461
1,065,000		NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, due 01/15/33	1,009,024
630,000		Occidental Petroleum Corp., 6.45%, due 09/15/36	644,021
1,680,000		Occidental Petroleum Corp., 7.20%, due 03/15/29	1,750,753
1,610,000		OCP SA, 5.13%, due 06/23/51 144A	1,228,245
1,490,000		Olympus Water US Holding Corp., 4.25%, due 10/01/28 144A	1,211,599
225,000		Olympus Water US Holding Corp., 6.25%, due 10/01/29(g) 144A	171,114
1,130,000		Option Care Health, Inc., 4.38%, due 10/31/29 144A	989,863
565,000		Oracle Corp., 3.95%, due 03/25/51	405,004
1,240,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31 144A	1,075,868
950,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, due 03/15/30 144A	787,482
390,000		Oversea-Chinese Banking Corp., Ltd., (MTN), 4.25%, due 06/19/24(h)	385,243
450,000		Pactiv LLC, 7.95%, due 12/15/25	435,333
650,000		Pactiv LLC, 8.38%, due 04/15/27	635,707
1,315,000		Papa John's International, Inc., 3.88%, due 09/15/29(g) 144A	1,099,702
580,000	EUR	Paprec Holding SA, 3.50%, due 07/01/28 144A	538,135
1,250,000		Park-Ohio Industries, Inc., 6.63%, due 04/15/27(g)	851,150
260,000		Pattern Energy Operations, LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	233,585
525,000		Paysafe Finance Plc/Paysafe Holdings US Corp., 4.00%, due 06/15/29(g) 144A	406,245
910,000		Penn Virginia Escrow LLC, 9.25%, due 08/15/26 144A	907,134
1,260,000		PerkinElmer, Inc., 2.25%, due 09/15/31	990,433
1,150,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(l)	976,384
2,440,000		Petroleos Mexicanos, 6.70%, due 02/16/32	1,920,773
7,056,900	MXN	Petroleos Mexicanos, 7.19%, due 09/12/24(h)	335,875
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
935,000		Phillips 66, 3.30%, due 03/15/52	649,573
260,000		Pinduoduo, Inc., 2.55%, due 12/01/25(f)	241,800
700,000		Plains All American Pipeline, LP, 8.72% (3 mo. USD LIBOR + 4.11%)(b)(i)	609,000
280,000		Playtika Holding Corp., 4.25%, due 03/15/29 144A	220,150
105,000	EUR	PLT VII Finance SARL, 4.63%, due 01/05/26 144A	105,846
1,070,000		PM General Purchaser LLC, 9.50%, due 10/01/28 144A	817,347
225,000		Post Holdings, Inc., 2.50%, due 08/15/27 144A	237,420
600,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	559,384
15,000		Precision Drilling Corp., 7.13%, due 01/15/26 144A	14,536
110,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	100,344
280,000		Prosperous Ray, Ltd., 4.63%, due 11/12/23(h)	279,152
1,150,000		Prosus NV, 3.06%, due 07/13/31 144A	889,399
1,815,000		Prosus NV, 4.03%, due 08/03/50 144A	1,138,617
2,385,000		Prosus NV, 4.19%, due 01/19/32 144A	1,980,412
45,000		Prudential Financial, Inc., 5.63% (3 mo. USD LIBOR + 3.92%), due 06/15/43(b)	44,274
400,000		QVC, Inc., 5.45%, due 08/15/34	209,720
520,000		Rackspace Technology Global, Inc., 3.50%, due 02/15/28 144A	302,832
575,000		Radian Group, Inc., 6.63%, due 03/15/25	568,175
710,000		Radiology Partners, Inc., 9.25%, due 02/01/28 144A	399,683
1,210,000		Range Resources Corp., 4.75%, due 02/15/30(g) 144A	1,067,888
870,000		Range Resources Corp., 8.25%, due 01/15/29	897,657
700,000		Rent-A-Center, Inc, 6.38%, due 02/15/29 144A	567,174
450,000		Rockies Express Pipeline LLC, 7.50%, due 07/15/38 144A	419,425
210,000		Roller Bearing Co. of America, Inc., 4.38%, due 10/15/29 144A	181,850
200,000		Royal Caribbean Cruises, Ltd., 11.50%, due 06/01/25 144A	214,940
1,635,000		Royal Caribbean Cruises, Ltd., 11.63%, due 08/15/27 144A	1,644,745
560,000		Sabre GLBL, Inc., 11.25%, due 12/15/27 144A	576,996
590,000	GBP	Saga Plc, 5.50%, due 07/15/26(h)	532,283
870,000		Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	839,437
230,000		Sands China, Ltd., 2.80%, due 03/08/27(j)	197,292
200,000		Sands China, Ltd., 3.35%, due 03/08/29(j)	163,662
200,000		Sands China, Ltd., 5.63%, due 08/08/25(j)	191,478
240,000		Sands China, Ltd., 5.90%, due 08/08/28(j)	225,039
215,000		Santander UK Group Holdings Plc, 5.63%, due 09/15/45(c)	165,255
420,000		Sasol Financing USA LLC, 5.50%, due 03/18/31(g)	342,521
815,000		Saudi Arabian Oil Co., 3.25%, due 11/24/50 144A	576,273
1,225,000		Scientific Games International, Inc., 7.00%, due 05/15/28 144A	1,170,739
1,050,000		Scientific Games International, Inc., 8.63%, due 07/01/25 144A	1,073,018
310,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, due 11/01/26 144A	285,935
750,000		SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/01/26 144A	636,562
340,000		Seagate HDD Cayman, 4.09%, due 06/01/29	282,366
321,000		Seagate HDD Cayman, 4.88%, due 06/01/27	299,793
545,000		Sempra Energy, 3.70%, due 04/01/29	497,889
905,000		SEPLAT Energy Plc, 7.75%, due 04/01/26 144A	728,543
120,000		Service Properties Trust REIT, 4.35%, due 10/01/24	109,278
230,000		Service Properties Trust REIT, 5.50%, due 12/15/27	198,355
670,000		Service Properties Trust REIT, 7.50%, due 09/15/25	639,298
1,120,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	913,094

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Corporate Debt — continued
1,140,000		Sinclair Television Group, Inc., 4.13%, due 12/01/30 144A	856,176
1,115,000		Societe Generale SA, 2.89% (1 yr. CMT + 1.30%), due 06/09/32(b) 144A	860,367
1,095,000		Societe Generale SA, 3.63%, due 03/01/41(c)	714,119
805,000		Societe Generale SA, 4.03% (1 yr. CMT + 1.90%), due 01/21/43(b) 144A	547,358
1,565,000		Societe Generale SA, 7.38% (5 yr. USD swap + 4.30%)(b)(g)(i) 144A	1,501,345
1,165,000		Societe Generale SA, 9.38%(i) 144A	1,198,451
920,000		Southwestern Energy Co., 4.75%, due 02/01/32	787,994
2,600,000		Southwestern Energy Co., 7.75%, due 10/01/27(g)	2,653,952
870,000		Southwestern Energy Co., 8.38%, due 09/15/28	898,454
556,000		Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, due 09/20/25 144A	558,763
180,000		Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, due 09/20/25 144A	181,162
1,170,000		SRM Escrow Issuer LLC, 6.00%, due 11/01/28 144A	1,049,244
2,135,000		Standard Chartered Plc, 4.30% (5 yr. CMT + 3.14%)(b)(g)(i) 144A	1,643,833
1,500,000		Starwood Property Trust, Inc. REIT, 3.63%, due 07/15/26 144A	1,314,367
1,550,000		Starwood Property Trust, Inc. REIT, 4.38%, due 01/15/27 144A	1,358,568
1,965,000		Stellantis Finance US, Inc., 5.63%, due 01/12/28 144A	1,949,132
1,300,000		StoneMor, Inc., 8.50%, due 05/15/29 144A	1,041,690
1,359,000		StoneX Group, Inc., 8.63%, due 06/15/25 144A	1,374,968
1,305,000		Strathcona Resources, Ltd., 6.88%, due 08/01/26 144A	954,014
240,000		Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.00%, due 06/01/31 144A	204,302
100,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, due 01/15/29 144A	93,280
400,000		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, due 10/15/26 144A	381,536
1,083,000		Sunnova Energy Corp., 5.88%, due 09/01/26(g) 144A	968,895
940,000		Suzano Austria GmbH, 3.13%, due 01/15/32	734,186
1,190,000		Suzano Austria GmbH, 7.00%, due 03/16/47(h)	1,189,911
360,000		Swire Pacific MTN Financing, Ltd., (MTN), 4.50%, due 10/09/23(h)	358,387
1,185,000		Synchrony Financial, 4.88%, due 06/13/25	1,155,707
330,000		Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	285,790
45,000		Targa Resources Corp., 5.20%, due 07/01/27	44,179
810,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 4.88%, due 02/01/31	732,483
1,190,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 6.50%, due 07/15/27	1,199,484
60,000		Teck Resources, Ltd., 6.00%, due 08/15/40	57,508
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	161,432
1,690,000		Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	1,490,236
635,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 6.00%, due 01/31/25	669,502
620,000		Teva Pharmaceutical Finance Netherlands III BV, 4.75%, due 05/09/27	561,193
690,000	GBP	Time Warner Cable LLC, 5.25%, due 07/15/42	669,665
300,000		Time Warner Cable LLC, 6.75%, due 06/15/39	285,248
900,000		Titan International, Inc., 7.00%, due 04/30/28	850,875
270,000		TKC Holdings, Inc., 6.88%, due 05/15/28 144A	211,315
2,210,000		T-Mobile USA, Inc., 3.50%, due 04/15/31	1,913,251
415,000		T-Mobile USA, Inc., 4.38%, due 04/15/40	355,867
440,000		TopBuild Corp., 3.63%, due 03/15/29 144A	361,330
1,100,000		TransAlta Corp., 6.50%, due 03/15/40	1,015,370
380,000		TransAlta Corp., 7.75%, due 11/15/29	388,598
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
340,000	TransDigm, Inc., 6.25%, due 03/15/26 144A	336,053
1,000,000	TransDigm, Inc., 7.50%, due 03/15/27	990,987
420,000	TransDigm, Inc., 8.00%, due 12/15/25 144A	427,136
340,000	Transportadora de Gas del Sur SA, 6.75%, due 05/02/25 144A	315,583
220,000	Triumph Group, Inc., 6.25%, due 09/15/24 144A	208,897
880,000	Triumph Group, Inc., 7.75%, due 08/15/25(g)	749,910
135,000	Triumph Group, Inc., 8.88%, due 06/01/24 144A	137,572
490,000	Turk Telekomunikasyon AS, 6.88%, due 02/28/25 144A	463,584
690,000	Tutor Perini Corp., 6.88%, due 05/01/25(g) 144A	604,838
640,000	UBS Group AG, 4.75% (1 yr. CMT + 1.75%), due 05/12/28(b) 144A	613,454
1,110,000	UBS Group AG, 4.99% (1 yr. CMT + 2.40%), due 08/05/33(b) 144A	1,030,699
1,120,000	UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(b)(i) 144A	1,104,682
990,000	UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	806,265
555,000	UniCredit SpA, 7.30% (5 yr. USD ICE swap + 4.91%), due 04/02/34(b) 144A	509,685
60,960	United Airlines Pass Through Trust, 4.88%, due 07/15/27	58,065
100,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	92,863
430,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	375,154
550,000	United Rentals North America, Inc., 3.88%, due 02/15/31	462,300
680,000	United Rentals North America, Inc., 5.25%, due 01/15/30	640,121
2,330,000	United Rentals North America, Inc., 5.50%, due 05/15/27	2,303,974
1,850,000	UnitedHealth Group, Inc., 5.88%, due 02/15/53	2,009,734
490,000	US Renal Care, Inc., 10.63%, due 07/15/27 144A	107,800
290,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	220,360
540,000	Vale Overseas, Ltd., 6.88%, due 11/10/39	570,280
500,000	Venture Global Calcasieu Pass LLC, 3.88%, due 11/01/33 144A	409,372
450,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31 144A	384,187
420,000	Vericast Corp., 11.00%, due 09/15/26 144A	449,400
490,000	Verizon Communications, Inc., 2.85%, due 09/03/41	339,086
2,565,000	Vertiv Group Corp., 4.13%, due 11/15/28 144A	2,183,277
220,000	Viavi Solutions, Inc., 3.75%, due 10/01/29 144A	185,262
300,000	Viking Ocean Cruises Ship VII, Ltd., 5.63%, due 02/15/29 144A	241,890
970,000	Viper Energy Partners, LP, 5.38%, due 11/01/27 144A	922,694
300,000	Virgin Media Secured Finance Plc, 5.50%, due 05/15/29 144A	269,420
190,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.38%, due 02/01/30(g) 144A	152,594
450,000	Vmed O2 UK Financing I Plc, 4.75%, due 07/15/31 144A	366,437
660,000	VOC Escrow, Ltd., 5.00%, due 02/15/28 144A	568,709
730,000	VTR Comunicaciones SpA, 5.13%, due 01/15/28 144A	454,521
680,000	Warnermedia Holdings, Inc., 3.76%, due 03/15/27 144A	613,328
315,000	Waste Connections, Inc., 2.95%, due 01/15/52	207,978
350,000	WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 4.75%, due 09/17/44 144A	243,261
1,955,000	Wells Fargo & Co., (MTN), 3.91% (SOFR + 1.32%), due 04/25/26(b)	1,901,805
437,000	Wendy's International LLC, 7.00%, due 12/15/25	451,331
620,000	Western Midstream Operating, LP, 3.35%, due 02/01/25(j)	587,667
470,000	Western Midstream Operating, LP, 5.30%, due 03/01/48	387,281
1,035,000	Western Midstream Operating, LP, 5.45%, due 04/01/44	861,632
60,000	Williams Cos., Inc. (The), 8.75%, due 03/15/32	70,880
360,000	WW International, Inc., 4.50%, due 04/15/29 144A	180,320
220,000	Wynn Macau, Ltd., 4.88%, due 10/01/24(g) 144A	208,058

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Corporate Debt — continued
620,000	Wynn Macau, Ltd., 5.13%, due 12/15/29(g) 144A	502,649
200,000	Wynn Macau, Ltd., 5.50%, due 01/15/26 144A	183,784
370,000	Wynn Macau, Ltd., 5.63%, due 08/26/28 144A	316,829
500,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, due 04/15/25 144A	498,018
1,500,000	XPO CNW, Inc., 6.70%, due 05/01/34	1,334,947
190,000	XPO Escrow Sub LLC, 7.50%, due 11/15/27(g) 144A	192,512
180,000	Yamana Gold, Inc., 4.63%, due 12/15/27	168,841
460,000	YPF SA, 6.95%, due 07/21/27 144A	326,600
860,000	YPF SA, 8.50%, due 07/28/25 144A	722,596
414,050	YPF SA, 9.00%, due 02/12/26(j) 144A	396,970
85,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	78,130
720,000	ZF North America Capital, Inc., 4.75%, due 04/29/25 144A	681,721
900,000	Ziff Davis, Inc., 4.63%, due 10/15/30(g) 144A	763,159
240,000	ZipRecruiter, Inc., 5.00%, due 01/15/30 144A	198,173
400,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, due 02/01/29(g) 144A	336,663
		388,358,986
	Mortgage Backed Securities - Private Issuers — 5.5%
355,000	BANK, Series 2020-BN25, Class AS, 2.84%, due 01/15/63	291,085
280,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	246,717
922,000	BBCCRE Trust, Series 2015-GTP, Class F, 4.56%, due 08/10/33(d) 144A	741,101
345,000	BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	286,612
390,000	BBCMS Trust, Series 2018-CBM, Class D, 6.71% (1 mo. USD LIBOR + 2.39%), due 07/15/37(b) 144A	368,377
250,000	Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(d)	207,940
1,000,000	BHMS, Series 2018-MZB, Class MZB, 10.95% (1 mo. USD LIBOR + 6.64%), due 07/15/25(b) 144A	853,555
860,000	BIG Commercial Mortgage Trust, Series 2022-BIG, Class F, 9.77% (1 mo. TSFR + 5.44%), due 02/15/39(b) 144A	803,750
873,766	BRAVO Residential Funding Trust CMO, Series 2022-NQM1, Class A3, 4.09%, due 09/25/61 144A	762,601
319,116	BRAVO Residential Funding Trust CMO, Series 2022-NQM2, Class A3, 5.24%, due 11/25/61(d) 144A	308,457
259,409	BRAVO Residential Funding Trust CMO, Series 2022-NQM3, Class A3, 5.50%, due 07/25/62(d) 144A	249,671
590,000	BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 6.47% (1 mo. USD LIBOR + 2.15%), due 04/15/34(b) 144A	552,829
1,110,067	BX Commercial Mortgage Trust, Series 2021-21M, Class A, 5.05% (1 mo. USD LIBOR + 0.73%), due 10/15/36(b) 144A	1,068,266
1,280,000	BX Commercial Mortgage Trust, Series 2021-VINO, Class A, 4.97% (1 mo. USD LIBOR + 0.65%), due 05/15/38(b) 144A	1,233,983
690,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 7.17% (1 mo. USD LIBOR + 2.85%), due 09/15/36(b) 144A	634,563
472,625	BX Commercial Mortgage Trust, Series 2021-XL2, Class J, 8.21% (1 mo. USD LIBOR + 3.89%), due 10/15/38(b) 144A	430,549
1,260,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 5.33% (1 mo. TSFR + 0.99%), due 01/17/39(b) 144A	1,208,159
891,254	BX Commercial Mortgage Trust, Series 2022-LP2, Class G, 8.44% (1 mo. TSFR + 4.11%), due 02/15/39(b) 144A	821,247
950,000	BX Trust, Series 2018-BILT, Class B, 5.34% (1 mo. USD LIBOR + 1.02%), due 05/15/30(b) 144A	910,914
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
880,000	BX Trust, Series 2021-SDMF, Class F, 6.26% (1 mo. USD LIBOR + 1.94%), due 09/15/34(b) 144A	814,330
830,000	BX Trust, Series 2022-LBA6, Class D, 6.34% (1 mo. TSFR + 2.00%), due 01/15/39(b) 144A	770,289
227,717	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.08%, due 12/15/47(d) 144A	216,834
425,000	CFK Trust, Series 2020-MF2, Class F, 3.46%, due 03/15/39(d) 144A	332,193
300,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class A, 5.27% (1 mo. USD LIBOR + 0.95%), due 11/15/36(b) 144A	293,117
305,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	266,810
102,995	Credit Suisse Commercial Mortgage, Series 2018-TOP, Class F, 7.07% (1 mo. USD LIBOR + 2.75%), due 08/15/35(b) 144A	102,150
1,060,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, 6.97% (1 mo. USD LIBOR + 2.65%), due 05/15/36(b) 144A	1,014,831
300,000	Credit Suisse Mortgage Trust, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	245,032
1,050,000	Credit Suisse Mortgage Trust, Series 2020-TMIC, Class A, 7.82% (1 mo. USD LIBOR + 3.00%), due 12/15/35(b) 144A	1,046,988
450,000	Credit Suisse Mortgage Trust LLC, Series 2014-USA, Class F, 4.37%, due 09/15/37 144A	228,728
932,038	DBGS Mortgage Trust, Series 2018-BIOD, Class D, 5.62% (1 mo. USD LIBOR + 1.30%), due 05/15/35(b) 144A	898,401
770,000	ELP Commercial Mortgage Trust, Series 2021-ELP, Class D, 5.84% (1 mo. USD LIBOR + 1.52%), due 11/15/38(b) 144A	716,159
478,334	Extended Stay America Trust, Series 2021-ESH, Class F, 8.02% (1 mo. USD LIBOR + 3.70%), due 07/15/38(b) 144A	450,366
113,424	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2017-1, Class M1, 4.00%, due 01/25/56(d) 144A	111,905
368,591	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2017-2, Class M1, 4.00%, due 08/25/56(d) 144A	359,876
474,064	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2017-3, Class M1, 4.00%, due 07/25/56(d) 144A	466,235
415,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class M, 4.75%, due 08/25/57(d) 144A	367,211
280,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class M, 4.75%, due 07/25/58(d) 144A	245,376
790,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-3, Class M, 4.75%, due 10/25/58(d) 144A	697,346
560,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-4, Class M, 4.50%, due 02/25/59(d) 144A	482,485
370,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class M, 4.25%, due 08/25/59(d) 144A	311,724
640,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-2, Class M, 4.25%, due 11/25/59(d) 144A	545,066
590,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-3, Class M, 4.25%, due 05/25/60(d) 144A	531,051
500,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2021-1, Class M, 4.25%, due 09/25/60 144A	430,612
605,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-HRP1, Class B1, 8.99% (1 mo. USD LIBOR + 4.60%), due 12/25/42(b)	617,621
209,639	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-SPI1, Class B, 4.12%, due 09/25/47(d) 144A	181,168
840,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2018-DNA1, Class B1, 7.54% (1 mo. USD LIBOR + 3.15%), due 07/25/30(b) 144A	848,424

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
1,580,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2020-DNA1, Class B1, 6.69% (1 mo. USD LIBOR + 2.30%), due 01/25/50(b) 144A	1,492,818
133,067	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2020-DNA2, Class M2, 6.24% (1 mo. USD LIBOR + 1.85%), due 02/25/50(b) 144A	132,851
1,140,055	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2020-DNA3, Class B1, 9.49% (1 mo. USD LIBOR + 5.10%), due 06/25/50(b) 144A	1,188,916
830,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2020-DNA5, Class B1, 8.73% (SOFR 30-day average + 4.80%), due 10/25/50(b) 144A	851,617
1,060,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2020-DNA6, Class B1, 6.93% (SOFR 30-day average + 3.00%), due 12/25/50(b) 144A	996,881
970,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2021-DNA1, Class B2, 8.68% (SOFR 30-day average + 4.75%), due 01/25/51(b) 144A	754,133
910,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2021-DNA2, Class B1, 7.33% (SOFR 30-day average + 3.40%), due 08/25/33(b) 144A	843,631
380,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2021-DNA3, Class B1, 7.43% (SOFR 30-day average + 3.50%), due 10/25/33(b) 144A	352,886
1,140,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2021-DNA3, Class M2, 6.03% (SOFR 30-day average + 2.10%), due 10/25/33(b) 144A	1,118,761
1,270,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2021-DNA5, Class B1, 6.98% (SOFR 30-day average + 3.05%), due 01/25/34(b) 144A	1,163,747
400,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2021-DNA6, Class M2, 5.43% (SOFR 30-day average + 1.50%), due 10/25/41(b) 144A	380,488
930,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2021-DNA7, Class B1, 7.58% (SOFR 30-day average + 3.65%), due 11/25/41(b) 144A	866,707
1,090,000	FHLMC Structured Agency Credit Risk REMIC Trust CMO, Series 2022-DNA3, Class M1B, 6.83% (SOFR 30-day average + 2.90%), due 04/25/42(b) 144A	1,078,616
320,761	FHLMC Structured Asset Mortgage Investments II Trust CMO, Series 2005-AR2, Class 2A2, 4.95% (1 mo. USD LIBOR + 0.56%), due 05/25/45(b)	234,501
462,244	FNMA Connecticut Avenue Securities CMO, Series 2014-C04, Class 1M2, 9.29% (1 mo. USD LIBOR + 4.90%), due 11/25/24(b) 144A	474,572
440,000	FNMA Connecticut Avenue Securities CMO, Series 2017-C07, Class 1B1, 8.39% (1 mo. USD LIBOR + 4.00%), due 05/25/30(b) 144A	451,730
610,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C01, Class 1B1, 7.94% (1 mo. USD LIBOR + 3.55%), due 07/25/30(b) 144A	621,644
1,210,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C05, Class 1B1, 8.64% (1 mo. USD LIBOR + 4.25%), due 01/25/31(b) 144A	1,251,730
492,500	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1B1, 8.14% (1 mo. USD LIBOR + 3.75%), due 03/25/31(b) 144A	493,542
800,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2018-R07, Class 1B1, 8.74% (1 mo. USD LIBOR + 4.35%), due 04/25/31(b) 144A	814,205
680,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2019-R07, Class 1B1, 7.79% (1 mo. USD LIBOR + 3.40%), due 10/25/39(b) 144A	659,701
156,767	FNMA Connecticut Avenue Securities Trust CMO, Series 2020-R01, Class 1M2, 6.44% (1 mo. USD LIBOR + 2.05%), due 01/25/40(b) 144A	155,784
780,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2021-R01, Class 1B1, 7.03% (SOFR 30-day average + 3.10%), due 10/25/41(b) 144A	735,195
800,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2021-R03, Class 1B1, 6.68% (SOFR 30-day average + 2.75%), due 12/25/41(b) 144A	740,277
510,000	GS Mortgage Securities Corp. Trust, Series 2018-LUAU, Class G, 8.77% (1 mo. USD LIBOR + 4.45%), due 11/15/32(b) 144A	474,239
570,000	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 5.42% (1 mo. USD LIBOR + 1.10%), due 12/15/36(b) 144A	556,142
265,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.15%, due 08/10/44(d) 144A	113,712
280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.69%, due 06/10/47(d) 144A	248,305
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)	Description	Value ($)
	Mortgage Backed Securities - Private Issuers — continued
160,179	HarborView Mortgage Loan Trust CMO, Series 2005-9, Class 2A1C, 5.25% (1 mo. USD LIBOR + 0.90%), due 06/20/35(b)	142,980
1,390,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 12.83% (1 mo. USD LIBOR + 8.51%), due 06/15/35(b)(c)	14
1,210,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 7.32% (1 mo. USD LIBOR + 3.15%), due 07/05/33(b) 144A	1,065,678
530,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 7.17% (1 mo. USD LIBOR + 2.85%), due 09/15/29(b) 144A	454,459
800,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class F, 7.97% (1 mo. USD LIBOR + 3.65%), due 09/15/29(b) 144A	659,401
800,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class F, 7.42% (1 mo. USD LIBOR + 2.85%), due 12/15/36(b) 144A	517,443
760,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class GFX, 4.69%, due 01/16/37(d) 144A	608,615
810,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class F, 8.58% (1 mo. USD LIBOR + 4.27%), due 11/15/38(b) 144A	734,868
955,552	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-NLP, Class D, 6.50% (1 mo. TSFR + 2.17%), due 04/15/37(b) 144A	868,279
625,479	KIND Trust, Series 2021-KIND, Class D, 6.62% (1 mo. USD LIBOR + 2.30%), due 08/15/38(b) 144A	564,411
1,215,909	Legacy Mortgage Asset Trust CMO, Series 2020-GS4, Class A1, 3.25%, due 02/25/60(j) 144A	1,198,091
175,079	Legacy Mortgage Asset Trust CMO, Series 2020-GS5, Class A1, 3.25%, due 06/25/60(j) 144A	172,502
535,000	Med Trust, Series 2021-MDLN, Class C, 6.12% (1 mo. USD LIBOR + 1.80%), due 11/15/38(b) 144A	509,648
580,000	Med Trust, Series 2021-MDLN, Class E, 7.47% (1 mo. USD LIBOR + 3.15%), due 11/15/38(b) 144A	540,101
1,750,000	Med Trust, Series 2021-MDLN, Class G, 9.57% (1 mo. USD LIBOR + 5.25%), due 11/15/38(b) 144A	1,589,624
590,000	MHC Trust, Series 2021-MHC2, Class E, 6.27% (1 mo. USD LIBOR + 1.95%), due 05/15/38(b) 144A	555,690
320,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.28%, due 07/11/40(d) 144A	279,869
356,110	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	290,391
462,214	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.64% (1 mo. USD LIBOR + 3.25%), due 10/25/49(b) 144A	435,342
460,000	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.14% (1 mo. USD LIBOR + 3.75%), due 03/25/50(b) 144A	426,602
320,000	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 5.82% (1 mo. TSFR + 1.50%), due 07/15/36(b) 144A	306,504
393,492	New Residential Mortgage Loan Trust CMO, Series 2017-5A, Class B4, 3.99%, due 06/25/57(d) 144A	371,355
685,374	OPG Trust, Series 2021-PORT, Class D, 5.45% (1 mo. USD LIBOR + 1.13%), due 10/15/36(b) 144A	638,930
76,005	PMT Credit Risk Transfer Trust CMO, Series 2019-3R, Class A, 8.09% (1 mo. USD LIBOR + 3.70%), due 11/27/31(b) 144A	72,974
500,000	Radnor RE, Ltd. CMO, Series 2020-1, Class M1C, 6.14% (1 mo. USD LIBOR + 1.75%), due 01/25/30(b) 144A	489,321
230,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 7.07% (1 mo. USD LIBOR + 2.75%), due 11/15/27(b)(c)(e)	110,984
900,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 7.82% (1 mo. USD LIBOR + 3.50%), due 11/15/27(b)(c)(e)	242,051

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Mortgage Backed Securities - Private Issuers — continued
766,336		Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 7.70% (1 mo. USD LIBOR + 3.48%), due 11/11/34(b) 144A	718,266
761,476		Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class F, 8.47% (1 mo. USD LIBOR + 4.25%), due 11/11/34(b) 144A	717,165
940,000		Towd Point Mortgage Trust CMO, Series 2017-5, Class B1, 6.19% (1 mo. USD LIBOR + 1.80%), due 02/25/57(b) 144A	895,880
590,000		Towd Point Mortgage Trust CMO, Series 2019-4, Class B1B, 3.50%, due 10/25/59(d) 144A	404,436
255,043		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR1, Class A1B, 5.17% (1 mo. USD LIBOR + 0.78%), due 01/25/45(b)	232,180
495,888		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR6, Class 2A1A, 4.85% (1 mo. USD LIBOR + 0.46%), due 04/25/45(b)	471,576
349,505		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2006-AR16, Class 2A2, 3.41%, due 12/25/36(d)	300,631
1,190,000		Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class D, 2.80%, due 12/15/50(d) 144A	782,455
252,662		Wells Fargo Mortgage Backed Securities Trust CMO, Series 2006-AR5, Class 2A1, 2.76%, due 04/25/36(d)	234,463
			63,423,214
		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.0%
60,000		FNMA, Pool # BL5547, 2.68%, due 01/01/35	49,112
128,189		FNMA, Pool # BM6224, 2.79%, due 01/01/35(d)	109,395
244,526		UMBS, Pool # BM5520, 3.50%, due 02/01/47	227,582
			386,089
		Sovereign Debt Obligations — 34.0%
940,000		Abu Dhabi Government International Bond, 3.13%, due 09/30/49 144A	698,049
240,000		Angolan Government International Bond, 8.75%, due 04/14/32 144A	208,416
2,360,000		Angolan Government International Bond, (MTN), 8.00%, due 11/26/29(g)(h)	2,077,461
5,505		Argentine Republic Government International Bond, 1.00%, due 07/09/29	1,475
327,438		Argentine Republic Government International Bond, 5.00%, due 07/09/46(j)	84,327
1,425,000		Bahrain Government International Bond, (MTN), 5.63%, due 05/18/34(h)	1,235,697
1,130,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.30%, due 10/01/28(h)	1,117,532
2,395,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.50%, due 03/01/25	2,535,699
655,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.80%, due 10/01/33(h) 144A	630,859
1,345,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	1,512,032
1,260,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.70%, due 09/01/30(h)	1,429,163
2,195,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 10/01/28(h) 144A	2,512,644
115,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	134,058
710,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 6.00%, due 01/01/43	924,886
6,227,000	BRL	Brazil Letras do Tesouro Nacional, 12.72%, due 07/01/24(f)	983,666
30,965,000	BRL	Brazil Letras do Tesouro Nacional, 12.84%, due 01/01/24(f)	5,176,856
8,519,000	BRL	Brazil Letras do Tesouro Nacional, 13.11%, due 07/01/25(f)	1,199,497
20,349,000	BRL	Brazil Letras do Tesouro Nacional, 13.16%, due 07/01/23(f)	3,616,799
4,258,000	BRL	Brazil Letras do Tesouro Nacional, 13.52%, due 01/01/26(f)	564,305
140,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 25.01%, due 05/15/35	105,137
214,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 25.01%, due 05/15/45	158,734
202,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 25.01%, due 08/15/50	148,995
7,451,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/23	1,342,254
29,336,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/25	5,043,603
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
42,567,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/27	7,017,289
72,650,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/29	11,659,301
72,570,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/31	11,349,695
1,000,000		Brazilian Government International Bond, 4.63%, due 01/13/28	960,247
1,760,000		Brazilian Government International Bond, 4.75%, due 01/14/50	1,238,716
90,000	EUR	Bundesrepublik Deutschland Bundesanleihe, 0.01%, due 08/15/26(h)	87,968
14,260,000	CNY	China Government Bond, 1.99%, due 04/09/25	2,031,236
3,930,000	CNY	China Government Bond, 2.68%, due 05/21/30	558,104
7,320,000	CNY	China Government Bond, 2.85%, due 06/04/27	1,060,891
12,590,000	CNY	China Government Bond, 3.02%, due 10/22/25	1,838,462
3,970,000	CNY	China Government Bond, 3.02%, due 05/27/31	577,998
8,120,000	CNY	China Government Bond, 3.13%, due 11/21/29	1,193,312
10,530,000	CNY	China Government Bond, 3.25%, due 11/22/28	1,558,273
6,770,000	CNY	China Government Bond, 3.27%, due 11/19/30	1,006,189
6,300,000	CNY	China Government Bond, 3.28%, due 12/03/27	931,324
3,630,000	CNY	China Government Bond, 3.29%, due 05/23/29	540,212
1,240,000	CNY	China Government Bond, 3.72%, due 04/12/51	193,621
6,950,000	CNY	China Government Bond, 3.81%, due 09/14/50	1,098,296
270,000		Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, due 06/01/27(h)	250,460
800,000		Colombia Government International Bond, 3.13%, due 04/15/31	596,571
3,355,000		Colombia Government International Bond, 4.13%, due 05/15/51	2,019,170
1,065,000		Colombia Government International Bond, 4.50%, due 03/15/29	923,941
3,012,700,000	COP	Colombian TES, 5.75%, due 11/03/27	471,295
30,929,500,000	COP	Colombian TES, 6.00%, due 04/28/28	4,773,815
6,852,200,000	COP	Colombian TES, 6.25%, due 11/26/25	1,211,109
15,026,000,000	COP	Colombian TES, 6.25%, due 07/09/36	1,792,105
4,756,500,000	COP	Colombian TES, 7.00%, due 03/26/31	694,801
1,517,200,000	COP	Colombian TES, 7.00%, due 03/26/31	221,623
46,431,100,000	COP	Colombian TES, 7.00%, due 06/30/32	6,533,418
15,581,900,000	COP	Colombian TES, 7.25%, due 10/18/34	2,124,088
6,650,400,000	COP	Colombian TES, 7.25%, due 10/26/50	780,544
21,887,400,000	COP	Colombian TES, 7.50%, due 08/26/26	3,862,435
16,857,600,000	COP	Colombian TES, 7.75%, due 09/18/30	2,621,161
3,205,000,000	COP	Colombian TES, 9.25%, due 05/28/42	479,070
21,538,400,000	COP	Colombian TES, 10.00%, due 07/24/24	4,328,449
1,505,000		Costa Rica Government International Bond, 7.00%, due 04/04/44(h)	1,422,854
9,720,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	352,333
29,900,000	CZK	Czech Republic Government Bond, 0.95%, due 05/15/30(h)	991,101
15,220,000	CZK	Czech Republic Government Bond, 1.00%, due 06/26/26(h)	583,010
17,450,000	CZK	Czech Republic Government Bond, 1.20%, due 03/13/31	573,424
20,910,000	CZK	Czech Republic Government Bond, 1.25%, due 02/14/25	848,152
39,270,000	CZK	Czech Republic Government Bond, 1.75%, due 06/23/32	1,315,247
40,820,000	CZK	Czech Republic Government Bond, 2.00%, due 10/13/33	1,361,316
4,270,000	CZK	Czech Republic Government Bond, 2.40%, due 09/17/25(h)	175,247
4,900,000	CZK	Czech Republic Government Bond, 2.50%, due 08/25/28(h)	188,411
24,930,000	CZK	Czech Republic Government Bond, 2.75%, due 07/23/29	956,754
3,220,000	CZK	Czech Republic Government Bond, 4.20%, due 12/04/36(h)	131,755
4,440,000	CZK	Czech Republic Government Bond, 5.43%, due 12/12/24(f)	177,055
8,840,000	CZK	Czech Republic Government Bond, 5.70%, due 05/25/24(h)	391,543

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
4,340,000	CZK	Czech Republic Government Bond, 6.00%, due 02/26/26	196,174
350,000		Dominican Republic International Bond, 5.50%, due 02/22/29 144A	323,351
510,000		Dominican Republic International Bond, 5.50%, due 02/22/29(h)	471,169
1,005,000		Dominican Republic International Bond, 6.00%, due 07/19/28 144A	972,256
2,740,000		Dominican Republic International Bond, 6.00%, due 02/22/33 144A	2,481,898
7,061,000	EGP	Egypt Government Bond, 14.66%, due 10/06/30	241,789
6,937,000	EGP	Egypt Government Bond, 14.82%, due 07/06/31	238,877
128,926,000	MXN	European Investment Bank, (MTN), 5.50%, due 01/23/23	6,607,315
5,140,000	ZAR	European Investment Bank, (MTN), 8.50%, due 09/17/24(h)	305,174
490,000		Gabon Government International Bond, 7.00%, due 11/24/31 144A	402,976
1,025,000		Guatemala Government Bond, 4.88%, due 02/13/28(h)	990,810
121,750,000	HUF	Hungary Government Bond, 1.50%, due 04/22/26	244,284
103,180,000	HUF	Hungary Government Bond, 2.50%, due 10/24/24	235,999
262,400,000	HUF	Hungary Government Bond, 2.75%, due 12/22/26	526,768
266,700,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	516,708
205,360,000	HUF	Hungary Government Bond, 3.00%, due 08/21/30	368,703
473,240,000	HUF	Hungary Government Bond, 3.00%, due 10/27/38	670,225
332,570,000	HUF	Hungary Government Bond, 4.00%, due 04/28/51	466,393
848,320,000	HUF	Hungary Government Bond, 4.50%, due 03/23/28	1,758,859
442,050,000	HUF	Hungary Government Bond, 4.50%, due 05/27/32	847,127
818,030,000	HUF	Hungary Government Bond, 4.75%, due 11/24/32	1,582,246
163,750,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	382,187
174,190,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	403,904
1,530,000		Indonesia Government International Bond, 3.50%, due 01/11/28	1,456,788
1,800,000		Indonesia Government International Bond, 3.55%, due 03/31/32	1,628,765
14,660,000,000	IDR	Indonesia Treasury Bond, 5.50%, due 04/15/26	923,813
7,852,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	494,249
34,179,000,000	IDR	Indonesia Treasury Bond, 6.25%, due 06/15/36	2,060,828
4,586,000,000	IDR	Indonesia Treasury Bond, 6.38%, due 08/15/28	291,937
68,193,000,000	IDR	Indonesia Treasury Bond, 6.38%, due 04/15/32	4,222,337
31,181,000,000	IDR	Indonesia Treasury Bond, 6.50%, due 06/15/25	2,022,932
18,728,000,000	IDR	Indonesia Treasury Bond, 6.50%, due 02/15/31	1,170,538
10,023,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	627,311
12,152,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	801,149
24,257,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 09/15/30	1,576,132
19,240,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 02/15/33	1,239,616
4,546,000,000	IDR	Indonesia Treasury Bond, 7.38%, due 05/15/48	295,012
25,799,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	1,717,794
76,502,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	5,069,424
77,311,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 04/15/40	5,113,919
23,542,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/29	1,629,918
2,658,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 06/15/32	185,322
38,524,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	2,702,923
2,683,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	178,094
24,937,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	1,714,625
73,023,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	5,141,933
50,810,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 04/15/39	3,618,147
30,008,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	2,152,663
8,328,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	596,155
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
6,017,000,000	IDR	Indonesia Treasury Bond, 9.50%, due 07/15/31	449,693
5,494,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	428,442
18,078,000,000	IDR	Indonesia Treasury Bond, 11.00%, due 09/15/25	1,295,834
22,300,000,000	IDR	Inter-American Development Bank, (MTN), 7.88%, due 03/14/23	1,439,061
170,000	EUR	Ivory Coast Government International Bond, 4.88%, due 01/30/32 144A	143,892
194,353		Ivory Coast Government International Bond, 5.75%, due 12/31/32(h)(j)	184,306
740,000		Ivory Coast Government International Bond, 6.13%, due 06/15/33(h)	660,450
1,110,000		Ivory Coast Government International Bond, 6.38%, due 03/03/28(h)	1,077,499
820,000		Jordan Government International Bond, 7.75%, due 01/15/28 144A	832,111
510,000		Kazakhstan Government International Bond, (MTN), 5.13%, due 07/21/25(h)	529,732
18,475,000	MYR	Malaysia Government Bond, 2.63%, due 04/15/31	3,785,211
8,437,000	MYR	Malaysia Government Bond, 3.50%, due 05/31/27	1,887,733
7,753,000	MYR	Malaysia Government Bond, 3.58%, due 07/15/32	1,690,708
19,208,000	MYR	Malaysia Government Bond, 3.73%, due 06/15/28	4,310,678
1,022,000	MYR	Malaysia Government Bond, 3.76%, due 05/22/40	214,517
6,202,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	1,409,890
6,029,000	MYR	Malaysia Government Bond, 3.83%, due 07/05/34	1,326,236
2,226,000	MYR	Malaysia Government Bond, 3.84%, due 04/15/33	493,601
13,227,000	MYR	Malaysia Government Bond, 3.88%, due 03/14/25	3,016,836
2,586,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	587,989
18,574,000	MYR	Malaysia Government Bond, 3.89%, due 08/15/29	4,188,643
13,201,000	MYR	Malaysia Government Bond, 3.90%, due 11/30/26	3,005,135
6,454,000	MYR	Malaysia Government Bond, 3.90%, due 11/16/27	1,467,938
20,850,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	4,757,739
6,292,000	MYR	Malaysia Government Bond, 4.06%, due 09/30/24	1,436,140
624,000	MYR	Malaysia Government Bond, 4.13%, due 04/15/32	142,236
5,441,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	1,242,886
1,205,000	MYR	Malaysia Government Bond, 4.23%, due 06/30/31	277,355
11,727,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	2,715,144
4,041,000	MYR	Malaysia Government Bond, 4.50%, due 04/15/30	945,086
1,295,000	MYR	Malaysia Government Bond, 4.70%, due 10/15/42	305,975
1,597,000	MYR	Malaysia Government Bond, 4.74%, due 03/15/46	372,275
2,852,000	MYR	Malaysia Government Bond, 4.76%, due 04/07/37	680,810
2,733,000	MYR	Malaysia Government Bond, 4.89%, due 06/08/38	660,694
72,709,000	MXN	Mexican Bonos, 5.00%, due 03/06/25	3,385,531
7,390,100	MXN	Mexican Bonos, 5.50%, due 03/04/27	331,130
65,292,300	MXN	Mexican Bonos, 5.75%, due 03/05/26	3,034,841
52,600,800	MXN	Mexican Bonos, 6.75%, due 03/09/23	2,677,383
111,817,800	MXN	Mexican Bonos, 7.50%, due 06/03/27	5,414,031
135,232,800	MXN	Mexican Bonos, 7.75%, due 05/29/31	6,426,997
13,291,700	MXN	Mexican Bonos, 7.75%, due 11/23/34	616,736
108,326,900	MXN	Mexican Bonos, 7.75%, due 11/13/42	4,855,942
31,483,100	MXN	Mexican Bonos, 8.00%, due 12/07/23	1,576,064
38,912,200	MXN	Mexican Bonos, 8.00%, due 09/05/24	1,932,059
70,839,900	MXN	Mexican Bonos, 8.00%, due 11/07/47	3,244,554
65,555,900	MXN	Mexican Bonos, 8.00%, due 07/31/53	3,000,187
36,848,300	MXN	Mexican Bonos, 8.50%, due 05/31/29	1,840,425
18,748,000	MXN	Mexican Bonos, 8.50%, due 05/31/29	936,387
30,172,600	MXN	Mexican Bonos, 8.50%, due 11/18/38	1,466,465

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
48,920,000	MXN	Mexican Bonos, 8.50%, due 11/18/38	2,377,637
70,766,900	MXN	Mexican Bonos, 10.00%, due 12/05/24	3,642,704
21,394,000	MXN	Mexican Bonos, 10.00%, due 12/05/24	1,101,249
11,702,000	MXN	Mexican Bonos, 10.00%, due 11/20/36	643,208
16,352,500	MXN	Mexican Bonos, 10.00%, due 11/20/36	898,826
21,467,006	MXN	Mexican Udibonos, 4.50%, due 11/22/35	1,134,820
1,220,000		Mexico Government International Bond, 2.66%, due 05/24/31	987,015
595,000		Mexico Government International Bond, 4.88%, due 05/19/33	547,365
1,495,000		Nigeria Government International Bond, (MTN), 8.38%, due 03/24/29(h)	1,244,588
845,000		Oman Government International Bond, 5.63%, due 01/17/28(h)	836,659
1,535,000		Oman Government International Bond, 5.63%, due 01/17/28 144A	1,519,848
930,000		Panama Government International Bond, 4.50%, due 04/01/56	681,500
1,520,000		Paraguay Government International Bond, 5.40%, due 03/30/50(h)	1,315,477
2,194	PEN	Peru Government Bond, 5.35%, due 08/12/40	428
6,986,000	PEN	Peru Government Bond, 5.40%, due 08/12/34	1,466,989
7,731,000	PEN	Peru Government Bond, 5.94%, due 02/12/29	1,859,014
4,656,000	PEN	Peru Government Bond, 6.15%, due 08/12/32	1,073,199
1,838,000	PEN	Peru Government Bond, 6.35%, due 08/12/28	458,295
1,802	PEN	Peru Government Bond, 6.90%, due 08/12/37	423
2,657,000	PEN	Peru Government Bond, 6.95%, due 08/12/31	656,909
740,000		Peruvian Government International Bond, 2.78%, due 01/23/31	614,000
6,789,000	PEN	Peruvian Government International Bond (GDN), 6.35%, due 08/12/28(h)	1,692,797
8,929,000	PEN	Peruvian Government International Bond (GDN), 6.95%, due 08/12/31(h)	2,144,512
3,571,000	PEN	Peruvian Government International Bond (GDN), 8.20%, due 08/12/26(h)	980,062
1,780,031		Provincia de Buenos Aires/Government Bonds, 6.63%, due 09/01/37(j) 144A	620,786
421,629		Provincia de Cordoba, 6.88%, due 12/10/25(j) 144A	342,047
490,000		Qatar Government International Bond, 4.82%, due 03/14/49 144A	477,944
200,000		Qatar Government International Bond, 5.10%, due 04/23/48 144A	201,478
700,000	GHS	Republic of Ghana Government Bonds, 20.75%, due 03/06/23	67,011
265,000		Republic of Kenya Government International Bond, 8.00%, due 05/22/32(h)	227,147
10,600,000	PLN	Republic of Poland Government Bond, 0.25%, due 10/25/26	1,891,361
19,947,000	PLN	Republic of Poland Government Bond, 1.25%, due 10/25/30	3,061,049
29,707,000	PLN	Republic of Poland Government Bond, 1.75%, due 04/25/32	4,452,410
3,783,000	PLN	Republic of Poland Government Bond, 2.25%, due 10/25/24	799,285
24,088,000	PLN	Republic of Poland Government Bond, 2.50%, due 07/25/26	4,739,892
3,743,000	PLN	Republic of Poland Government Bond, 2.50%, due 07/25/27	711,394
14,274,000	PLN	Republic of Poland Government Bond, 2.75%, due 04/25/28	2,673,004
20,158,000	PLN	Republic of Poland Government Bond, 2.75%, due 10/25/29	3,612,815
1,395,000	PLN	Republic of Poland Government Bond, 3.25%, due 07/25/25	292,125
6,308,000	PLN	Republic of Poland Government Bond, 3.75%, due 05/25/27	1,269,050
54,099,506	ZAR	Republic of South Africa Government Bond, 6.25%, due 03/31/36	2,093,554
55,306,391	ZAR	Republic of South Africa Government Bond, 6.50%, due 02/28/41	2,034,619
39,014,104	ZAR	Republic of South Africa Government Bond, 7.00%, due 02/28/31	1,851,880
49,246,117	ZAR	Republic of South Africa Government Bond, 8.00%, due 01/31/30	2,580,971
50,984,509	ZAR	Republic of South Africa Government Bond, 8.25%, due 03/31/32	2,555,818
122,632,658	ZAR	Republic of South Africa Government Bond, 8.50%, due 01/31/37	5,721,176
132,155,215	ZAR	Republic of South Africa Government Bond, 8.75%, due 01/31/44	6,050,091
209,268,891	ZAR	Republic of South Africa Government Bond, 8.75%, due 02/28/48	9,616,653
65,100,000	ZAR	Republic of South Africa Government Bond, 8.75%, due 02/28/48	2,991,577
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value(a)		Description	Value ($)
		Sovereign Debt Obligations — continued
64,421,020	ZAR	Republic of South Africa Government Bond, 8.88%, due 02/28/35	3,192,844
20,399,230	ZAR	Republic of South Africa Government Bond, 9.00%, due 01/31/40	970,567
55,853,295	ZAR	Republic of South Africa Government Bond, 10.50%, due 12/21/26	3,475,198
1,050,000		Republic of South Africa Government International Bond, 4.85%, due 09/30/29(g)	939,828
1,690,000		Republic of South Africa Government International Bond, 5.88%, due 04/20/32	1,530,591
1,345,000	RON	Romania Government Bond, 3.25%, due 04/29/24	278,467
2,940,000	RON	Romania Government Bond, 3.25%, due 06/24/26	554,852
1,500,000	RON	Romania Government Bond, 3.65%, due 09/24/31(g)	241,728
860,000	RON	Romania Government Bond, 4.00%, due 10/25/23	182,043
1,235,000	RON	Romania Government Bond, 4.15%, due 10/24/30	210,172
1,195,000	RON	Romania Government Bond, 4.25%, due 06/28/23	254,672
2,315,000	RON	Romania Government Bond, 4.75%, due 10/11/34	364,414
995,000	RON	Romania Government Bond, 4.85%, due 07/25/29	180,781
1,570,000	RON	Romania Government Bond, 5.00%, due 02/12/29	292,838
1,560,000	RON	Romania Government Bond, 5.80%, due 07/26/27	313,181
618,000	EUR	Romanian Government International Bond, 2.75%, due 02/26/26 144A	624,744
134,000	EUR	Romanian Government International Bond, 3.62%, due 05/26/30 144A	117,402
42,983,000	RUB	Russian Federal Bond - OFZ, 5.70%, due 05/17/28(m)	188,419
52,609,000	RUB	Russian Federal Bond - OFZ, 6.10%, due 07/18/35(m)	230,615
59,072,000	RUB	Russian Federal Bond - OFZ, 6.90%, due 05/23/29(m)	258,946
86,446,000	RUB	Russian Federal Bond - OFZ, 7.05%, due 01/19/28(m)	378,941
18,639,000	RUB	Russian Federal Bond - OFZ, 7.10%, due 10/16/24(m)	81,705
32,547,000	RUB	Russian Federal Bond - OFZ, 7.25%, due 05/10/34(m)	142,672
40,966,000	RUB	Russian Federal Bond - OFZ, 7.65%, due 04/10/30(m)	179,577
60,698,000	RUB	Russian Federal Bond - OFZ, 7.70%, due 03/23/33(m)	266,073
24,639,000	RUB	Russian Federal Bond - OFZ, 7.70%, due 03/16/39(m)	108,007
72,599,000	RUB	Russian Federal Bond - OFZ, 7.75%, due 09/16/26(m)	318,242
71,354,000	RUB	Russian Federal Bond - OFZ, 8.15%, due 02/03/27(m)	312,785
29,262,000	RUB	Russian Federal Bond - OFZ, 8.50%, due 09/17/31(m)	128,272
781,000	EUR	Serbia International Bond, 1.00%, due 09/23/28 144A	599,648
124,112,000	THB	Thailand Government Bond, 2.13%, due 12/17/26	3,634,614
7,884,000	UYU	Uruguay Government International Bond, 8.50%, due 03/15/28(h)	181,412
			389,611,169
		U.S. Government and Agency Obligations — 0.3%
534,100		U.S. Treasury Note, 2.00%, due 02/15/23	532,657
3,158,000		U.S. Treasury Note, 2.50%, due 03/31/23	3,143,227
			3,675,884
		TOTAL DEBT OBLIGATIONS (COST $1,184,366,652)	1,078,594,895

Shares	Description	Value ($)
	COMMON STOCKS — 0.0%
	Energy — 0.0%
10	Amplify Energy Corp.*	88

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Industrial — 0.0%
1,282	Arctic Canadian Diamond Co., Ltd.*(e)(n)	—
	TOTAL COMMON STOCKS (COST $0)	88
	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Consumer, Non-cyclical — 0.0%
145	Danaher Corp., 5.00%(g)	196,700
	Energy — 0.3%
103,220	MPLX, LP, 8.46%*(i)(j)	3,715,920
	Utilities — 0.1%
3,924	American Electric Power Co., Inc., 6.13%(g)	202,400
4,442	NextEra Energy, Inc., 6.22%	224,276
2,274	NiSource, Inc., 7.75%	234,813
		661,489
	TOTAL CONVERTIBLE PREFERRED STOCKS (COST $4,269,930)	4,574,109
	PREFERRED STOCKS — 0.0%
	Financial — 0.0%
8,000	B Riley Financial, Inc., 5.50%	178,400
7,150	B Riley Financial, Inc., 5.25%	130,416
		308,816
	TOTAL PREFERRED STOCKS (COST $378,750)	308,816

Notional Value	Description	Value ($)
	PURCHASED OPTIONS — 0.1%
	PURCHASED CURRENCY OPTION — 0.0%
	Put Option — 0.0%
24,000,000	AUD/JPY with HSBC Bank Plc, AUDStrike Price 87.25, Expires 02/03/23	186,372
	TOTAL PURCHASED CURRENCY OPTION (PREMIUMS PAID $115,957)	186,372

Number of Contracts	Notional Value ($)	Description	Value ($)
		PURCHASED FUTURES OPTIONS — 0.1%
		Call Option — 0.0%
20,000	1,904,200	Euro 90-Day Futures with Citigroup Global Markets, Inc., Strike Price $99.00, Expires 12/18/23	450
		Put Options — 0.1%
250	965,250	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,400.00, Expires 01/20/23	738
3,100	11,969,100	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,600.00, Expires 02/17/23	123,225
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Number of Contracts	Notional Value ($)	Description	Value ($)
		Put Options — continued
1,000	3,861,000	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,400.00, Expires 02/17/23	14,250
800	3,088,800	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,700.00, Expires 02/17/23	50,600
2,150	8,301,150	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,500.00, Expires 03/17/23	99,975
850	3,667,950	S&P 500 E-mini Futures with JPMorgan Chase Bank LLC, Strike Price $3,600.00, Expires 03/17/23	63,412
		TOTAL PURCHASED FUTURES OPTIONS (PREMIUMS PAID $606,126)	352,650
		TOTAL PURCHASED OPTIONS (PREMIUMS PAID $722,083)	539,022

Par Value	Description	Value ($)
	SHORT-TERM INVESTMENTS — 2.8%
	Mutual Fund - Securities Lending Collateral — 2.2%
25,548,309	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.12%(o)(p)	25,548,309
	U.S. Government and Agency Obligation — 0.6%
7,240,000	U.S. Treasury Bill, 4.52%, due 06/15/23(f)	7,094,214
	TOTAL SHORT-TERM INVESTMENTS (COST $32,693,637)	32,642,523
	TOTAL INVESTMENTS — 97.3% (Cost $1,222,431,052)	1,116,659,453
	Other Assets and Liabilities (net)(q) — 2.7%	30,495,191
	NET ASSETS — 100.0%	$1,147,154,644

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).
(b)	Variable or floating rate note. Rate shown is as of December 31, 2022.
(c)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.
As of period end, the market value of restricted securities was $1,814,297, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.

(d)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $1,534,764 which represents 0.1% of net assets.  The aggregate tax cost of these securities held at December 31, 2022 was $2,341,763.

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
(f)	Interest rate presented is yield to maturity.
(g)	All or a portion of this security is out on loan.
(h)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(i)	Security is perpetual and has no stated maturity date.
(j)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.
(k)	Security is currently in default.
(l)	Year of maturity is greater than 2100.
(m)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $2,594,254 which represents 0.0% of net assets. The aggregate cost of these securities held at December 31, 2022 was $8,414,842.

(n)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(o)	The rate disclosed is the 7-day net yield as of December 31, 2022.
(p)	Represents an investment of securities lending cash collateral.
(q)	As of December 31, 2022, the value of unfunded loan commitments was $72,318 for the Fund. See Notes to the Schedule of Investments.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $369,084,351 which represents 32.2% of net assets.

At December 31, 2022, the Fund held the following restricted securities:
Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, 12.83%, Class M, (1 mo. USD LIBOR + 8.51%), due 06/15/35	07/27/18	USD	1,390,000	$1,390,000	$14
Magnolia Financial X DAC, Series 2020-1, due 08/13/24	03/02/20	USD	595,177	595,177	581,874
Santander UK Group Holdings Plc, 5.63%, due 09/15/45	10/12/22	USD	215,000	151,249	165,255
Societe Generale SA, 3.63%, due 03/01/41	02/22/21	USD	1,095,000	1,094,416	714,119
Starwood Retail Property Trust, Series 2014-STAR, 7.07%, Class C, (1 mo. USD LIBOR + 2.75%), due 11/15/27	07/25/18	USD	230,000	226,550	110,984
Starwood Retail Property Trust, Series 2014-STAR, 7.82%, Class D, (1 mo. USD LIBOR + 3.50%), due 11/15/27	12/21/18	USD	900,000	732,750	242,051
					$1,814,297
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	2,378,400	USD	1,591,017	01/12/23	Bank of America, N.A.	$22,421
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	3,650,000	USD	2,295,905	01/18/23	Goldman Sachs & Co.	$180,743
AUD	3,592,400	USD	2,349,204	01/12/23	HSBC Bank Plc	87,777
AUD	3,276,200	USD	2,243,597	01/12/23	HSBC Bank Plc	(21,117)
AUD	4,844,351	USD	3,129,451	01/18/23	Morgan Stanley Capital Services, Inc.	157,605
AUD	7,530,000	USD	5,036,674	01/12/23	State Street Bank London	71,460
AUD	3,691,696	USD	2,386,823	01/12/23	The BNY Mellon	117,516
BRL	5,369,200	USD	1,000,185	02/02/23	Bank of America, N.A.	11,217
BRL	4,301,800	USD	810,850	02/02/23	Citibank N.A.	(515)
BRL	5,054,700	USD	947,911	02/02/23	Citibank N.A.	4,248
BRL	5,470,000	USD	1,008,741	01/18/23	JPMorgan Chase Bank N.A.	24,405
BRL	360,400	USD	66,293	02/22/23	JPMorgan Chase Bank N.A.	1,361
BRL	5,529,900	USD	1,045,844	02/22/23	JPMorgan Chase Bank N.A.	(7,781)
CAD	940,000	USD	702,841	01/12/23	Bank of America, N.A.	(9,058)
CAD	1,740,900	USD	1,263,474	01/12/23	Morgan Stanley and Co. International Plc	21,428
CAD	8,054,772	USD	5,898,469	01/18/23	Morgan Stanley Capital Services, Inc.	46,666
CAD	1,758,900	USD	1,290,880	01/12/23	State Street Bank London	7,307
CAD	573,200	USD	429,795	01/12/23	The BNY Mellon	(6,735)
CHF	983,900	USD	979,109	01/12/23	JPMorgan Chase Bank N.A.	85,248
CHF	2,323,900	USD	2,385,141	01/12/23	State Street Bank London	128,794
CHF	1,023,900	USD	1,033,383	01/12/23	The BNY Mellon	74,245
CLP	756,360,100	USD	855,611	01/12/23	Bank of America, N.A.	31,493
CLP	765,153,600	USD	860,110	01/12/23	Barclays Bank Plc	37,308
CLP	1,038,430,000	USD	1,132,358	01/12/23	Citibank N.A.	85,574
CLP	487,300,000	USD	535,877	01/12/23	Deutsche Bank AG	35,657
CLP	1,524,774,700	USD	1,698,156	01/12/23	Goldman Sachs International	90,190
CLP	406,200,000	USD	432,359	01/12/23	HSBC Bank Plc	44,056
CLP	2,220,193,200	USD	2,401,455	02/15/23	JPMorgan Chase Bank N.A.	192,756
CLP	2,609,381,300	USD	2,890,641	02/21/23	JPMorgan Chase Bank N.A.	155,283
CLP	3,106,005,584	USD	3,344,591	01/12/23	Morgan Stanley and Co. International Plc	298,317
CNH	610,000	USD	85,632	01/12/23	Bank of New York	2,595
CNH	26,633,342	USD	3,680,977	01/12/23	HSBC Bank Plc	171,114
CNH	68,033,400	USD	9,502,560	01/17/23	JPMorgan Chase Bank N.A.	340,865
CNH	82,467,800	USD	11,605,866	03/06/23	JPMorgan Chase Bank N.A.	370,115
CNH	5,450,000	USD	784,861	01/12/23	Morgan Stanley and Co. International Plc	3,396
CNH	23,652,100	USD	3,330,644	01/12/23	The BNY Mellon	90,257
CNH	7,500,000	USD	1,068,998	01/12/23	UBS AG	15,759
CNY	16,888,071	USD	2,420,265	01/12/23	State Street Bank London	10,623
COP	3,348,610,000	USD	701,720	01/12/23	Bank of America, N.A.	(12,216)
COP	1,625,602,007	USD	336,746	01/12/23	Deutsche Bank AG	(2,023)
COP	2,944,830,000	USD	588,119	01/12/23	Goldman Sachs International	18,244
COP	406,803,493	USD	84,273	01/12/23	Goldman Sachs International	(509)
COP	3,458,020,000	USD	722,679	01/12/23	HSBC Bank Plc	(10,647)
COP	10,539,600,000	USD	2,073,500	01/12/23	JPMorgan Chase Bank N.A.	96,683

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
COP	4,156,123,000	USD	870,392	01/17/23	JPMorgan Chase Bank N.A.	$(15,332)
COP	8,269,122,700	USD	1,663,403	01/12/23	Morgan Stanley and Co. International Plc	39,271
COP	4,863,086,300	USD	1,005,238	01/12/23	Morgan Stanley and Co. International Plc	(3,892)
CZK	51,441,400	USD	2,161,628	01/12/23	Barclays Bank Plc	110,240
CZK	39,262,200	USD	1,649,811	01/12/23	Deutsche Bank AG	84,173
CZK	49,168,948	USD	1,987,982	01/12/23	Goldman Sachs International	183,526
CZK	21,782,000	USD	935,235	01/12/23	JPMorgan Chase Bank N.A.	26,750
CZK	22,510,000	USD	966,668	01/12/23	Morgan Stanley and Co. International Plc	27,468
CZK	30,354,300	USD	1,247,977	01/12/23	State Street Bank London	92,597
CZK	9,760,000	USD	427,073	01/12/23	UBS AG	3,970
EGP	24,938,100	USD	1,013,744	01/31/23	Citibank N.A.	(62,024)
EGP	15,920,000	USD	609,962	03/30/23	Citibank N.A.	(29,962)
EGP	17,400,000	USD	737,288	01/31/23	Goldman Sachs International	(73,247)
EGP	12,550,000	USD	491,964	02/28/23	Goldman Sachs International	(28,100)
EUR	266,000	USD	283,330	01/03/23	Bank of America, N.A.	558
EUR	6,305,210	USD	6,337,121	01/12/23	Bank of America, N.A.	395,902
EUR	739,400	USD	738,702	01/12/23	HSBC Bank Plc	50,867
EUR	800,000	USD	829,882	01/12/23	JPMorgan Chase Bank N.A.	24,399
EUR	114,000	USD	121,535	01/03/23	Morgan Stanley Capital Services, Inc.	131
EUR	564,000	USD	602,490	01/18/23	Morgan Stanley Capital Services, Inc.	13
EUR	2,439,600	USD	2,513,020	01/12/23	State Street Bank London	92,109
EUR	860,000	USD	911,630	01/12/23	The BNY Mellon	6,722
EUR	1,650,500	USD	1,649,663	01/12/23	UBS AG	112,824
GBP	338,600	USD	406,924	01/12/23	Bank of America, N.A.	465
GBP	358,200	USD	435,642	01/12/23	Barclays Bank Plc	(4,671)
GBP	720,000	USD	867,826	01/12/23	HSBC Bank Plc	(1,554)
GBP	2,411,400	USD	2,785,467	01/12/23	JPMorgan Chase Bank N.A.	115,822
GBP	3,685,057	USD	4,107,106	01/18/23	Morgan Stanley Capital Services, Inc.	327,299
GBP	600,000	USD	709,426	01/12/23	State Street Bank London	12,468
GBP	352,900	USD	434,383	01/12/23	State Street Bank London	(9,789)
HUF	127,290,000	USD	327,300	01/12/23	Bank of New York	11,044
HUF	684,017,738	USD	1,646,831	01/12/23	Barclays Bank Plc	171,326
HUF	340,101,800	USD	834,667	01/12/23	Deutsche Bank AG	69,343
HUF	20,420,000	USD	52,026	01/12/23	Goldman Sachs International	2,251
HUF	207,830,000	USD	518,996	01/12/23	HSBC Bank Plc	33,428
HUF	715,051,700	USD	1,808,784	01/12/23	JPMorgan Chase Bank N.A.	91,865
HUF	2,053,368,400	USD	4,673,502	01/17/23	JPMorgan Chase Bank N.A.	777,061
HUF	3,114,977,300	USD	7,245,737	02/13/23	JPMorgan Chase Bank N.A.	962,009
HUF	361,905,500	USD	863,162	01/12/23	State Street Bank London	98,803
HUF	101,010,000	USD	266,019	01/12/23	The BNY Mellon	2,471
HUF	1,019,043,000	USD	2,590,347	01/12/23	UBS AG	118,328
IDR	2,521,350,000	USD	160,289	01/12/23	Bank of America, N.A.	3,073
IDR	1,530,209,884	USD	97,884	01/12/23	Barclays Bank Plc	1,261
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
IDR	3,969,839,800	USD	254,195	01/12/23	Citibank N.A.	$3,017
IDR	7,314,650,000	USD	464,894	01/12/23	Deutsche Bank AG	9,032
IDR	63,142,658,100	USD	4,025,873	01/12/23	HSBC Bank Plc	65,233
IDR	15,882,997,503	USD	1,017,223	01/12/23	JPMorgan Chase Bank N.A.	11,859
IDR	18,910,579,900	USD	1,228,279	01/17/23	JPMorgan Chase Bank N.A.	(13,690)
IDR	2,706,459,000	USD	174,430	01/30/23	JPMorgan Chase Bank N.A.	(625)
IDR	6,274,937,797	USD	404,784	01/12/23	Morgan Stanley and Co. International Plc	1,779
IDR	4,493,295,116	USD	287,464	01/12/23	NatWest Markets Plc	3,663
IDR	7,093,644,500	USD	449,944	01/12/23	UBS AG	9,664
INR	36,191,200	USD	436,236	01/12/23	Bank of America, N.A.	932
INR	71,714,000	USD	868,166	01/12/23	Barclays Bank Plc	(1,904)
INR	47,580,000	USD	573,820	01/12/23	Barclays Bank Plc	918
INR	118,402,100	USD	1,446,044	01/12/23	Citibank N.A.	(15,817)
INR	178,570,000	USD	2,183,361	01/12/23	Deutsche Bank AG	(26,342)
INR	199,252,900	USD	2,391,699	01/12/23	HSBC Bank Plc	15,158
INR	34,764,000	USD	421,971	01/12/23	HSBC Bank Plc	(2,043)
INR	59,304,600	USD	723,183	01/12/23	JPMorgan Chase Bank N.A.	(6,818)
INR	43,580,000	USD	524,877	01/12/23	JPMorgan Chase Bank N.A.	1,544
INR	57,371,200	USD	693,742	01/12/23	Morgan Stanley and Co. International Plc	(733)
INR	23,074,400	USD	278,403	01/12/23	NatWest Markets Plc	322
JPY	301,787,088	USD	2,070,489	01/12/23	Bank of America, N.A.	218,907
JPY	822,788,700	USD	6,069,716	01/12/23	HSBC Bank Plc	172,065
JPY	306,551,800	USD	2,238,487	01/12/23	JPMorgan Chase Bank N.A.	87,054
JPY	796,977,021	USD	5,566,162	01/18/23	JPMorgan Chase Bank N.A.	484,501
JPY	644,482,000	USD	4,609,108	01/12/23	Morgan Stanley and Co. International Plc	280,016
JPY	295,040,000	USD	2,208,081	01/18/23	Morgan Stanley Capital Services, Inc.	31,868
JPY	102,070,000	USD	744,104	01/12/23	State Street Bank London	30,213
KRW	14,220,022,000	USD	10,723,190	02/21/23	JPMorgan Chase Bank N.A.	534,955
MXN	41,254,017	USD	2,095,750	01/12/23	Bank of America, N.A.	18,217
MXN	12,760,000	USD	657,159	01/12/23	Bank of America, N.A.	(3,303)
MXN	4,554,200	USD	229,541	01/12/23	Citibank N.A.	3,829
MXN	16,987,500	USD	855,654	01/12/23	HSBC Bank Plc	14,831
MXN	30,683,609	USD	1,555,773	01/12/23	JPMorgan Chase Bank N.A.	16,538
MXN	21,780,000	USD	1,087,114	03/14/23	JPMorgan Chase Bank N.A.	16,628
MXN	146,879,774	USD	7,473,559	01/12/23	Morgan Stanley and Co. International Plc	52,955
MXN	7,466,000	USD	383,037	01/12/23	Morgan Stanley and Co. International Plc	(459)
MXN	100,244,880	USD	4,966,871	01/18/23	Morgan Stanley Capital Services, Inc.	164,377
MXN	1,620,000	USD	83,846	01/12/23	The BNY Mellon	(832)
MYR	4,077,900	USD	880,621	01/12/23	Barclays Bank Plc	51,929
MYR	12,454,600	USD	2,788,235	01/12/23	Morgan Stanley and Co. International Plc	59,934
NOK	50,532,624	USD	4,723,249	01/18/23	Morgan Stanley Capital Services, Inc.	409,377
NZD	1,001,000	USD	620,915	01/12/23	Bank of America, N.A.	12,227
NZD	1,720,700	USD	991,767	01/12/23	Barclays Bank Plc	96,593

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
NZD	17,941	USD	10,190	01/18/23	JPMorgan Chase Bank N.A.	$1,159
NZD	2,488,950	USD	1,459,772	01/12/23	Morgan Stanley and Co. International Plc	114,513
NZD	830,000	USD	511,754	01/12/23	State Street Bank London	13,229
PEN	2,662,800	USD	690,202	01/12/23	Bank of America, N.A.	7,468
PEN	4,200,200	USD	1,094,731	01/12/23	Citibank N.A.	5,748
PEN	1,390,000	USD	364,254	01/12/23	Citibank N.A.	(65)
PEN	3,400,000	USD	875,499	01/12/23	HSBC Bank Plc	15,323
PEN	757,000	USD	198,401	01/20/23	JPMorgan Chase Bank N.A.	(229)
PHP	32,159,600	USD	577,922	01/12/23	Bank of America, N.A.	1,410
PHP	18,096,586	USD	327,801	01/12/23	Barclays Bank Plc	(1,804)
PHP	12,962,700	USD	226,265	01/12/23	Citibank N.A.	7,249
PHP	97,086,200	USD	1,737,716	01/12/23	Deutsche Bank AG	11,222
PHP	133,063,400	USD	2,293,473	01/12/23	HSBC Bank Plc	103,567
PHP	4,893,414	USD	88,604	01/12/23	HSBC Bank Plc	(453)
PHP	111,139,200	USD	1,866,502	01/09/23	JPMorgan Chase Bank N.A.	127,319
PHP	183,480,300	USD	3,083,009	01/17/23	JPMorgan Chase Bank N.A.	207,823
PHP	111,139,200	USD	1,991,100	02/09/23	JPMorgan Chase Bank N.A.	1,127
PHP	71,580,000	USD	1,244,623	01/12/23	Morgan Stanley and Co. International Plc	44,840
PHP	25,770,000	USD	466,932	01/12/23	Morgan Stanley and Co. International Plc	(2,704)
PLN	2,359,800	USD	522,507	01/12/23	Bank of America, N.A.	15,201
PLN	1,950,000	USD	442,913	01/12/23	Goldman Sachs International	1,418
PLN	19,381,600	USD	4,137,897	01/12/23	JPMorgan Chase Bank N.A.	278,433
PLN	39,930,150	USD	8,179,056	02/13/23	JPMorgan Chase Bank N.A.	894,770
PLN	8,129,000	USD	1,807,797	01/12/23	Morgan Stanley and Co. International Plc	44,492
PLN	3,870,000	USD	872,918	01/12/23	The BNY Mellon	8,908
PLN	25,248,618	USD	5,270,573	01/12/23	UBS AG	482,626
RON	10,587,800	USD	2,148,918	01/12/23	Barclays Bank Plc	134,308
RON	14,767,500	USD	3,093,171	01/12/23	Goldman Sachs International	91,394
RON	20,391,400	USD	4,081,295	01/12/23	HSBC Bank Plc	316,046
RON	3,662,478	USD	792,700	01/12/23	HSBC Bank Plc	(2,898)
RON	297,522	USD	64,442	01/12/23	Morgan Stanley and Co. International Plc	(283)
RON	2,041,400	USD	416,679	01/12/23	UBS AG	23,543
THB	21,934,900	USD	630,677	01/12/23	Barclays Bank Plc	3,107
THB	16,714,300	USD	445,275	01/12/23	Goldman Sachs International	37,665
THB	82,201,800	USD	2,328,485	01/12/23	HSBC Bank Plc	46,643
THB	19,637,400	USD	551,737	01/12/23	JPMorgan Chase Bank N.A.	15,664
THB	655,742,013	USD	17,465,530	01/12/23	Morgan Stanley and Co. International Plc	1,481,390
USD	2,868,665	AUD	4,221,500	01/12/23	Bank of America, N.A.	4,921
USD	2,486,139	AUD	3,680,000	01/12/23	Bank of America, N.A.	(10,267)
USD	681,231	AUD	1,040,000	01/12/23	JPMorgan Chase Bank N.A.	(24,275)
USD	1,608,618	AUD	2,345,100	01/12/23	Morgan Stanley and Co. International Plc	17,769
USD	114,737	AUD	170,000	01/12/23	Morgan Stanley and Co. International Plc	(586)
USD	576,490	AUD	852,000	01/12/23	State Street Bank London	(1,482)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,148,741	AUD	1,685,600	01/12/23	State Street Bank London	$5,279
USD	1,031,048	BRL	5,614,264	02/02/23	Bank of America, N.A.	(26,516)
USD	877,704	BRL	4,640,000	02/02/23	Barclays Bank Plc	3,663
USD	1,341,192	BRL	7,150,100	02/02/23	Citibank N.A.	(5,679)
USD	637,166	BRL	3,420,000	02/02/23	Deutsche Bank AG	(7,063)
USD	1,061,640	BRL	5,570,000	02/02/23	Goldman Sachs International	12,414
USD	1,083,206	BRL	5,770,000	02/02/23	Goldman Sachs International	(3,695)
USD	251,448	BRL	1,344,242	01/18/23	JPMorgan Chase Bank N.A.	(2,445)
USD	119,506	BRL	640,000	02/02/23	JPMorgan Chase Bank N.A.	(1,051)
USD	200,068	BRL	1,062,000	02/22/23	JPMorgan Chase Bank N.A.	711
USD	1,742,015	BRL	9,364,200	02/22/23	JPMorgan Chase Bank N.A.	(15,815)
USD	629,506	BRL	3,350,000	02/02/23	UBS AG	(1,536)
USD	1,566,991	CAD	2,119,800	01/12/23	Bank of America, N.A.	2,436
USD	1,314,730	CAD	1,760,000	01/12/23	HSBC Bank Plc	15,732
USD	1,768,767	CAD	2,429,700	01/18/23	Morgan Stanley Capital Services, Inc.	(24,567)
USD	832,753	CAD	1,133,200	01/12/23	State Street Bank London	(3,625)
USD	2,525,406	CHF	2,439,427	01/12/23	Bank of America, N.A.	(113,503)
USD	1,303,422	CHF	1,280,000	01/12/23	HSBC Bank Plc	(81,248)
USD	634,527	CHF	620,000	01/12/23	State Street Bank London	(36,172)
USD	1,491,211	CLP	1,285,687,880	01/12/23	Bank of America, N.A.	(16,721)
USD	1,742,601	CLP	1,600,840,000	01/12/23	Barclays Bank Plc	(134,960)
USD	468,761	CLP	399,450,000	01/12/23	Goldman Sachs International	262
USD	49,207	CLP	43,625,684	01/12/23	HSBC Bank Plc	(1,960)
USD	1,775,089	CLP	1,574,918,500	01/12/23	JPMorgan Chase Bank N.A.	(72,069)
USD	79,375	CLP	70,923,000	02/21/23	JPMorgan Chase Bank N.A.	(3,413)
USD	2,312,931	CLP	2,046,859,436	01/12/23	Morgan Stanley and Co. International Plc	(87,747)
USD	741,663	CNH	5,170,000	01/12/23	Goldman Sachs International	(6,095)
USD	1,207,147	CNH	8,719,000	01/12/23	HSBC Bank Plc	(53,918)
USD	1,706,515	CNH	11,851,100	01/12/23	JPMorgan Chase Bank N.A.	(7,559)
USD	9,683,091	CNH	68,033,400	01/17/23	JPMorgan Chase Bank N.A.	(160,335)
USD	1,869,413	CNH	13,050,000	01/18/23	JPMorgan Chase Bank N.A.	(18,863)
USD	791,415	CNH	5,771,000	02/13/23	JPMorgan Chase Bank N.A.	(45,219)
USD	3,893,427	CNH	27,083,600	03/06/23	JPMorgan Chase Bank N.A.	(39,656)
USD	6,044,131	CNH	42,197,100	03/14/23	JPMorgan Chase Bank N.A.	(87,481)
USD	894,503	CNH	6,227,100	01/12/23	Morgan Stanley and Co. International Plc	(6,148)
USD	417,371	CNY	2,960,000	01/18/23	JPMorgan Chase Bank N.A.	(8,884)
USD	1,939,530	CNY	13,520,000	01/12/23	State Street Bank London	(6,554)
USD	675,461	COP	3,355,012,800	01/12/23	Bank of America, N.A.	(15,362)
USD	1,142,611	COP	5,534,047,800	01/12/23	Bank of America, N.A.	3,108
USD	2,164,746	COP	10,435,756,300	01/12/23	Citibank N.A.	15,945
USD	383,754	COP	1,859,501,323	01/12/23	Deutsche Bank AG	869
USD	174,364	COP	863,680,000	01/12/23	Goldman Sachs International	(3,474)
USD	649,760	COP	3,136,510,681	01/12/23	Goldman Sachs International	3,929

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,858,799	COP	8,943,675,777	01/12/23	HSBC Bank Plc	$17,229
USD	227,021	COP	1,099,729,319	01/12/23	JPMorgan Chase Bank N.A.	578
USD	578,579	COP	2,821,673,100	01/12/23	JPMorgan Chase Bank N.A.	(2,425)
USD	3,993,417	COP	19,374,663,700	01/17/23	JPMorgan Chase Bank N.A.	7,368
USD	132,847	COP	646,302,000	01/17/23	JPMorgan Chase Bank N.A.	(120)
USD	642,498	COP	3,093,100,000	01/12/23	Morgan Stanley and Co. International Plc	5,605
USD	1,646,348	COP	8,312,014,889	01/12/23	UBS AG	(65,159)
USD	1,328,568	CZK	30,070,800	01/12/23	Deutsche Bank AG	514
USD	5,611	CZK	130,000	01/12/23	Goldman Sachs International	(131)
USD	226,437	CZK	5,220,431	01/12/23	HSBC Bank Plc	(4,120)
USD	1,564,476	CZK	36,079,273	01/12/23	JPMorgan Chase Bank N.A.	(28,937)
USD	862,081	CZK	20,130,000	01/12/23	Morgan Stanley and Co. International Plc	(26,945)
USD	2,013,819	CZK	47,281,596	01/12/23	State Street Bank London	(74,335)
USD	621,624	CZK	14,158,200	01/12/23	UBS AG	(3,662)
USD	276,546	EUR	266,000	01/03/23	Bank of America, N.A.	(7,343)
USD	4,178,607	EUR	4,120,000	01/12/23	Bank of America, N.A.	(220,938)
USD	1,281,551	EUR	1,199,000	01/19/23	Bank of America, N.A.	617
USD	915,298	EUR	860,000	01/30/23	Bank of America, N.A.	(4,127)
USD	730,934	EUR	687,000	01/31/23	Bank of America, N.A.	(3,585)
USD	283,944	EUR	266,000	02/03/23	Bank of America, N.A.	(510)
USD	259,406	EUR	245,000	01/17/23	Barclays Bank Plc	(2,302)
USD	330,420	EUR	310,000	01/27/23	Barclays Bank Plc	(936)
USD	282,676	EUR	266,000	01/30/23	Barclays Bank Plc	(1,704)
USD	1,455,487	EUR	1,366,000	01/31/23	Barclays Bank Plc	(4,997)
USD	1,277,816	EUR	1,201,000	01/30/23	BNP Paribas S.A.	(6,171)
USD	1,130,991	EUR	1,063,000	01/30/23	Citibank N.A.	(5,461)
USD	2,503,086	EUR	2,349,000	01/31/23	Citibank N.A.	(8,389)
USD	850,607	EUR	799,000	01/30/23	Commonwealth Bank of Australia	(3,602)
USD	1,139,727	EUR	1,072,000	01/23/23	Deutsche Bank AG	(5,826)
USD	190,397	EUR	179,000	01/30/23	Goldman Sachs & Co.	(972)
USD	3,404,299	EUR	3,269,400	01/12/23	HSBC Bank Plc	(86,932)
USD	1,383,466	EUR	1,300,000	01/27/23	HSBC Bank USA, N.A.	(6,091)
USD	1,794,662	EUR	1,700,800	01/12/23	JPMorgan Chase Bank N.A.	(21,539)
USD	1,732,240	EUR	1,656,900	01/12/23	Morgan Stanley and Co. International Plc	(37,082)
USD	118,504	EUR	114,000	01/03/23	Morgan Stanley Capital Services, Inc.	(3,163)
USD	1,997,365	EUR	1,987,942	01/18/23	Morgan Stanley Capital Services, Inc.	(126,287)
USD	491,030	EUR	462,000	01/23/23	Morgan Stanley Capital Services, Inc.	(2,669)
USD	536,370	EUR	505,000	01/27/23	Morgan Stanley Capital Services, Inc.	(3,420)
USD	1,010,524	EUR	950,000	01/30/23	Morgan Stanley Capital Services, Inc.	(5,119)
USD	121,798	EUR	114,000	02/03/23	Morgan Stanley Capital Services, Inc.	(111)
USD	904,340	EUR	850,000	01/23/23	Standard Chartered Bank	(3,980)
USD	81,898	EUR	77,000	01/30/23	Standard Chartered Bank	(422)
USD	778,612	EUR	732,000	01/30/23	State Street Bank and Trust	(3,968)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	885,055	EUR	837,000	01/12/23	State Street Bank London	$(8,736)
USD	1,595,676	EUR	1,500,000	01/23/23	UBS AG	(7,243)
USD	418,354	GBP	340,000	01/12/23	Bank of America, N.A.	9,281
USD	521,347	GBP	429,000	01/23/23	Bank of America, N.A.	5,042
USD	152,167	GBP	125,000	01/23/23	Barclays Bank Plc	1,728
USD	977,843	GBP	802,000	01/23/23	BNP Paribas S.A.	12,629
USD	13,370,430	GBP	11,494,985	01/18/23	Goldman Sachs & Co.	(462,037)
USD	545,150	GBP	470,000	01/12/23	JPMorgan Chase Bank N.A.	(20,333)
USD	871,367	GBP	709,700	01/12/23	Morgan Stanley and Co. International Plc	17,487
USD	711,807	GBP	591,000	01/30/23	Standard Chartered Bank	401
USD	472,045	GBP	388,800	01/12/23	The BNY Mellon	4,258
USD	2,495,141	GBP	2,154,081	01/12/23	UBS AG	(96,553)
USD	200,248	HUF	85,131,500	01/12/23	Bank of America, N.A.	(26,036)
USD	723,282	HUF	307,286,400	01/12/23	HSBC Bank Plc	(93,503)
USD	3,478,233	HUF	1,394,657,600	01/12/23	JPMorgan Chase Bank N.A.	(228,845)
USD	3,985,375	HUF	1,717,034,100	01/17/23	JPMorgan Chase Bank N.A.	(572,405)
USD	112,574	HUF	45,292,000	02/13/23	JPMorgan Chase Bank N.A.	(6,767)
USD	1,634,570	HUF	652,237,200	01/12/23	UBS AG	(99,114)
USD	783,241	IDR	12,082,280,000	01/12/23	Bank of America, N.A.	413
USD	376,280	IDR	5,858,307,900	01/12/23	Deutsche Bank AG	(3,288)
USD	3,955,297	IDR	61,886,497,496	01/12/23	HSBC Bank Plc	(54,421)
USD	482,154	IDR	7,402,989,150	01/12/23	HSBC Bank Plc	2,503
USD	146,111	IDR	2,282,987,772	01/12/23	JPMorgan Chase Bank N.A.	(1,807)
USD	5,012,157	IDR	76,514,472,712	01/18/23	JPMorgan Chase Bank N.A.	97,842
USD	6,639,235	IDR	103,748,006,541	01/18/23	JPMorgan Chase Bank N.A.	(24,216)
USD	2,834,984	IDR	44,208,740,400	01/19/23	JPMorgan Chase Bank N.A.	(4,391)
USD	2,827,449	IDR	44,212,815,400	01/20/23	JPMorgan Chase Bank N.A.	(12,156)
USD	3,008,730	IDR	47,301,931,500	01/30/23	JPMorgan Chase Bank N.A.	(28,939)
USD	1,412,943	IDR	21,998,102,800	01/30/23	JPMorgan Chase Bank N.A.	253
USD	2,161,335	INR	177,855,700	01/12/23	Citibank N.A.	12,944
USD	1,082,540	INR	89,680,100	01/12/23	Citibank N.A.	(743)
USD	1,617,980	INR	135,101,300	01/12/23	Goldman Sachs International	(13,964)
USD	1,381,943	INR	112,380,000	01/12/23	HSBC Bank Plc	24,459
USD	4,859,691	INR	404,958,014	01/12/23	JPMorgan Chase Bank N.A.	(31,961)
USD	1,152,065	INR	94,912,800	01/12/23	JPMorgan Chase Bank N.A.	5,576
USD	462,991	JPY	61,820,000	01/12/23	Citibank N.A.	(5,984)
USD	1,413,229	JPY	205,660,000	01/18/23	Goldman Sachs & Co.	(148,145)
USD	2,166,143	JPY	282,920,000	01/18/23	Goldman Sachs & Co.	18,210
USD	1,663,785	JPY	229,311,600	01/12/23	Goldman Sachs International	(75,803)
USD	4,308,912	JPY	611,650,800	01/12/23	HSBC Bank Plc	(331,149)
USD	2,712,131	JPY	357,090,000	01/12/23	HSBC Bank Plc	3,200
USD	3,373,165	JPY	482,169,900	01/12/23	JPMorgan Chase Bank N.A.	(284,637)
USD	235,199	JPY	34,290,000	01/18/23	JPMorgan Chase Bank N.A.	(25,131)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	917,412	JPY	124,350,000	01/12/23	State Street Bank London	$(25,923)
USD	1,707,726	JPY	237,709,700	01/12/23	The BNY Mellon	(95,570)
USD	628,784	JPY	85,400,000	01/12/23	UBS AG	(19,071)
USD	91,196	KRW	120,296,000	02/21/23	JPMorgan Chase Bank N.A.	(4,043)
USD	1,506,094	MXN	30,113,600	01/12/23	Bank of America, N.A.	(37,008)
USD	525,518	MXN	10,235,100	01/12/23	Bank of America, N.A.	1,044
USD	1,741,553	MXN	35,482,393	01/18/23	Bank of America, N.A.	(74,690)
USD	2,259,755	MXN	45,017,800	01/12/23	Barclays Bank Plc	(47,079)
USD	463,515	MXN	9,101,300	01/12/23	Citibank N.A.	(2,860)
USD	9,741,643	MXN	193,564,403	01/12/23	HSBC Bank Plc	(177,116)
USD	239,046	MXN	4,682,984	01/12/23	JPMorgan Chase Bank N.A.	(922)
USD	1,356,885	MXN	27,675,984	01/18/23	JPMorgan Chase Bank N.A.	(59,769)
USD	2,069,913	MXN	40,495,100	03/14/23	JPMorgan Chase Bank N.A.	17,748
USD	245,536	MXN	4,943,000	03/14/23	JPMorgan Chase Bank N.A.	(4,960)
USD	1,485,239	MXN	29,428,700	01/12/23	Morgan Stanley and Co. International Plc	(22,768)
USD	994,099	MXN	19,317,416	01/12/23	Morgan Stanley and Co. International Plc	4,222
USD	4,669	MXN	90,000	01/12/23	State Street Bank London	57
USD	49,796	MXN	990,000	01/12/23	UBS AG	(934)
USD	1,433,188	MYR	6,679,240	01/12/23	Goldman Sachs International	(94,248)
USD	1,773,228	MYR	8,193,900	01/12/23	Morgan Stanley and Co. International Plc	(100,586)
USD	869,820	NZD	1,358,600	01/12/23	Bank of America, N.A.	10,492
USD	1,907,203	NZD	3,212,900	01/12/23	HSBC Bank Plc	(124,988)
USD	915,027	NZD	1,469,100	01/12/23	Morgan Stanley and Co. International Plc	(14,193)
USD	4,195,926	PEN	16,808,880	01/12/23	Bank of America, N.A.	(208,107)
USD	2,590,655	PEN	10,007,700	01/13/23	JPMorgan Chase Bank N.A.	(31,150)
USD	2,603,899	PEN	10,018,500	01/20/23	JPMorgan Chase Bank N.A.	(18,802)
USD	685,146	PEN	2,634,200	01/12/23	Morgan Stanley and Co. International Plc	(5,031)
USD	15,029	PHP	843,626	01/12/23	Bank of America, N.A.	(168)
USD	1,524,789	PHP	89,090,360	01/12/23	Deutsche Bank AG	(80,110)
USD	1,674,239	PHP	95,953,174	01/12/23	HSBC Bank Plc	(54,287)
USD	1,992,813	PHP	111,139,200	01/09/23	JPMorgan Chase Bank N.A.	(1,009)
USD	44,348	PHP	2,485,000	01/17/23	JPMorgan Chase Bank N.A.	(222)
USD	1,414,923	PHP	79,480,200	01/12/23	Morgan Stanley and Co. International Plc	(16,855)
USD	1,410,223	PLN	6,492,500	01/12/23	Citibank N.A.	(69,172)
USD	96,191	PLN	440,000	01/12/23	Goldman Sachs International	(4,068)
USD	2,111,175	PLN	9,442,100	01/12/23	HSBC Bank Plc	(40,321)
USD	1,479,338	PLN	7,002,600	01/12/23	JPMorgan Chase Bank N.A.	(116,288)
USD	183,662	PLN	831,000	02/13/23	JPMorgan Chase Bank N.A.	(5,177)
USD	868,360	PLN	4,020,000	01/12/23	Morgan Stanley and Co. International Plc	(47,645)
USD	339,849	PLN	1,498,200	01/12/23	UBS AG	(1,534)
USD	5,162,259	RON	25,690,500	01/12/23	Bank of America, N.A.	(377,815)
USD	6,052,956	RON	29,494,738	01/12/23	HSBC Bank Plc	(307,490)
USD	1,191,139	RON	5,557,462	01/12/23	Morgan Stanley and Co. International Plc	(7,310)
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Forward Foreign Currency Contracts—continued
Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	1,200,041	RON	5,604,400	01/12/23	UBS AG	$(8,530)
USD	874,717	RON	4,050,800	01/12/23	UBS AG	1,175
USD	1,460,633	THB	54,180,000	01/12/23	Barclays Bank Plc	(104,836)
USD	635,490	THB	22,150,000	01/12/23	Goldman Sachs International	(4,509)
USD	1,003,768	THB	34,630,000	01/12/23	HSBC Bank Plc	3,174
USD	417,864	THB	14,634,500	01/12/23	JPMorgan Chase Bank N.A.	(4,983)
USD	1,632,472	THB	56,704,400	03/15/23	JPMorgan Chase Bank N.A.	(15,871)
USD	1,132,335	TRY	21,400,000	01/12/23	JPMorgan Chase Bank N.A.	(3,095)
USD	1,905,808	ZAR	33,435,743	01/12/23	Barclays Bank Plc	(57,965)
USD	2,395,945	ZAR	42,806,021	01/12/23	Citibank N.A.	(118,169)
USD	2,539,337	ZAR	45,062,765	01/12/23	HSBC Bank Plc	(107,322)
USD	2,981,279	ZAR	51,370,770	01/12/23	JPMorgan Chase Bank N.A.	(35,864)
USD	7,357,370	ZAR	131,766,667	02/21/23	JPMorgan Chase Bank N.A.	(355,016)
USD	674,253	ZAR	11,800,300	03/13/23	JPMorgan Chase Bank N.A.	(15,262)
USD	466,209	ZAR	8,220,000	01/12/23	Morgan Stanley and Co. International Plc	(16,575)
USD	296,610	ZAR	5,300,000	01/12/23	State Street Bank London	(14,674)
ZAR	33,022,932	USD	1,883,066	01/12/23	Bank of America, N.A.	56,461
ZAR	6,089,500	USD	351,036	01/12/23	Barclays Bank Plc	6,617
ZAR	11,300,000	USD	645,493	01/12/23	Citibank N.A.	18,187
ZAR	15,070,000	USD	863,255	01/12/23	Deutsche Bank AG	21,847
ZAR	7,667,300	USD	433,677	01/12/23	HSBC Bank Plc	16,644
ZAR	32,338,268	USD	1,850,568	01/12/23	JPMorgan Chase Bank N.A.	48,747
ZAR	56,617,617	USD	3,184,033	01/12/23	Morgan Stanley and Co. International Plc	141,274
ZAR	12,438,000	USD	674,537	01/12/23	State Street Bank London	55,980
ZAR	9,017,700	USD	513,308	01/12/23	The BNY Mellon	16,326
						$7,225,609
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
31	10-Year Australian Bond Futures	Mar 2023	$2,431,931	$(139,887)
510	Euro 90-Day	Dec 2023	121,392,750	(2,321,371)
33	Long Gilt Futures	Mar 2023	3,965,602	(219,175)
3	SOFR 90-Day	Sep 2023	712,800	(11,406)
81	SOFR 90-Day	Mar 2025	19,573,650	7,530
518	U.S. Treasury Note 10-Year	Mar 2023	58,169,781	(286,500)
938	U.S. Treasury Note 2-Year	Mar 2023	192,363,282	(421,946)
441	U.S. Treasury Note 5-Year	Mar 2023	47,596,992	(586,269)
214	U.S. Ultra 10-Year	Mar 2023	25,312,188	(564,038)

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Futures Contracts—continued
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
341	U.S. Ultra Bond	Mar 2023	$45,800,563	$(35,143)
				$(4,578,205)
Sales
79	Euro-Bund	Mar 2023	$11,207,689	$355,095
13	Japan 10-Year Bond	Mar 2023	14,331,578	90,831
6	U.S. Long Bond	Mar 2023	752,063	20,427
108	U.S. Treasury Note 5-Year	Mar 2023	11,656,406	33,570
				$499,923
Written Options
Written Futures Options
Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at December 31, 2022
PUT— S&P 500 E-mini Futures Option Strike @ $3,300.00 Expires 02/17/2023	JPMorgan Chase Bank N.A.	3,650	$(14,092,650)	$(116,359)	$(31,938)
PUT— S&P 500 E-mini Futures Option Strike @ $3,300.00 Expires 03/17/2023	JPMorgan Chase Bank N.A.	950	(3,667,950)	(34,873)	(19,950)
Total Written Options				$(151,232)	$(51,888)
Centrally Cleared Interest Rate Swaps
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
7.20%	Monthly	1-Month TIIE	Monthly	07/17/24	$—	MXN	116,734,200	$(267,399)	$(267,399)
3-Month JIBAR	Quarterly	9.50%	Quarterly	03/15/33	2	ZAR	1,792,183	(1,608)	(1,610)
6-Month BUBOR	Semi-Annual	10.30%	Annual	03/15/28	6	HUF	235,549,003	8,523	8,517
6-Month WIBOR	Semi-Annual	7.08%	Annual	03/15/28	9	PLN	4,170,610	(37,320)	(37,329)
6-Month WIBOR	Semi-Annual	6.76%	Annual	03/15/28	8	PLN	3,724,846	(22,263)	(22,272)
6-Month WIBOR	Semi-Annual	6.42%	Annual	03/15/28	10	PLN	4,473,315	(13,036)	(13,047)
7-Day CNRR	Quarterly	2.48%	Quarterly	03/15/28	5	CNY	3,094,073	6,704	6,699
SOFR	Annual	3.85%	Annual	06/30/29	7,458	USD	5,950,000	(68,409)	(75,867)
SOFR	Annual	3.05%	Annual	02/15/48	68,527	USD	2,223,000	102,032	33,505
SOFR	Annual	2.65%	Annual	08/15/47	59,195	USD	4,982,000	565,681	506,485
SOFR	Annual	2.62%	Annual	02/15/48	(116)	USD	594,000	70,004	70,121
SOFR	Annual	2.51%	Annual	02/15/48	31,755	USD	1,747,000	238,025	206,271
2.20%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/15/28	10	THB	30,145,343	(2,130)	(2,139)
2.52%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/15/28	28	THB	92,838,269	34,086	34,058
2.84%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/15/33	66	THB	131,410,959	99,374	99,308
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Centrally Cleared Interest Rate Swaps—continued
Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
2.84%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/15/33	$6	THB	11,427,040	$8,730	$8,724
3.27%	Quarterly	Thai Baht Interest Rate Fixing	Quarterly	03/15/33	9	THB	18,689,901	35,150	35,141
									$589,166
OTC— Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
730,000	EUR	12/20/24	Morgan Stanley & Co.	(1.00%)	Quarterly	Daimler AG, 1.40%, 01/12/24	$11,547	$(19,195)	$(7,648)
Sell Protection
Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
730,000	EUR	12/20/24	Morgan Stanley & Co.	1.00%	Quarterly	Volkswagen International Finance N.V., 0.50%, 03/30/21 (Moody’s rating: A3; S&P rating: BBB+)	$(8,203)	$9,254	$1,051
Total OTC Credit Default Swaps							$3,344	$(9,941)	$(6,597)
Centrally Cleared Credit Default Swaps
Buy Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
3,058,400	USD	12/20/27	(5.00%)	Quarterly	CDX.NA.HY.39**	$(143,458)	$125,596	$(17,863)
1,380,000	USD	06/20/26	(5.00%)	Quarterly	General Motors Co.	130,364	(264,657)	(134,292)
1,330,000	USD	12/20/27	(1.00%)	Quarterly	The Walt Disney Company	74	(17,952)	(17,878)
Total Buy Protection						$(13,020)	$(157,013)	$(170,033)
Sell Protection
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
1,380,000	USD	06/20/26	5.00%	Quarterly	Ford Motor Co.	$(126,245)	$196,911	$70,666

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Centrally Cleared Credit Default Swaps—continued
Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
1,330,000	USD	12/20/27	5.00%	Quarterly	Netflix, Inc.	$1,006	$209,346	$210,351
Total Sell Protection						$(125,239)	$406,257	$281,017
Total Centrally Cleared Credit Default Swaps						$(138,259)	$249,244	$110,984

*
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

**
CDX.NA.HY — Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

U.S. Treasury securities in the amount of $1,289,080 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Currency Abbreviations
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi
CNY	—	Chinese Yuan
COP	—	Colombian Peso
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	United Kingdom Pound
GHS	—	New Ghanaian Cedi
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krona
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippines Peso
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish New Lira
USD	—	U.S. Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Abbreviations
BUBOR	—	Budapest Interbank Offered Rate
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
CMT	—	Constant Maturity Treasury Index
CNRR	—	China Fixing Repo Rates
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GDN	—	Global Depository Note
ICE	—	Intercontinental Exchange
JIBAR	—	Johannesburg Interbank Average Rate
LIBOR	—	London Interbank Offered Rate
MTN	—	Medium Term Note
PIK	—	Payment In Kind
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Mexican Interbank Equilibrium Interest Rate
TSFR	—	Term Secured Overnight Financing Rate
UMBS	—	Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA
WIBOR	—	Warsaw Interbank Offer Rate
See accompanying Notes to the Schedule of Investments

Mercer Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Sovereign Debt Obligations	34.0
Corporate Debt	33.9
Bank Loans	13.2
Asset Backed Securities	6.3
Mortgage Backed Securities - Private Issuers	5.5
Convertible Debt	0.8
Forward Foreign Currency Contracts	0.6
Convertible Preferred Stocks	0.4
U.S. Government and Agency Obligations	0.3
Purchased Futures Options	0.1
Centrally Cleared Interest Rate Swaps	0.0*
Mortgage Backed Securities - U.S. Government Agency Obligations	0.0*
Preferred Stocks	0.0*
Purchased Currency Option	0.0*
Common Stocks	0.0*
OTC Credit Default Swaps	0.0*
Written Futures Options	0.0*
Centrally Cleared Credit Default Swaps	0.0*
Futures Contracts	(0.4)
Short-Term Investments	2.8
Other Assets and Liabilities (net)	2.5
100.0%

*	Amount rounds to zero.

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2022 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.7%
	Australia — 0.3%
274,953	Newcrest Mining, Ltd.	3,848,522
	Brazil — 7.1%
1,273,300	Ambev SA*	3,501,741
85,000	Arezzo Industria e Comercio SA	1,259,766
3,518,000	B3 SA - Brasil Bolsa Balcao	8,802,080
1,219,579	Banco Bradesco SA*	3,111,460
1,362,400	Banco BTG Pactual SA	6,177,538
1,080,200	Banco do Brasil SA	7,105,515
373,900	BB Seguridade Participacoes SA	2,387,266
5,937,250	Dexco SA*	7,624,330
2,190,800	Locaweb Servicos de Internet SA*	2,912,906
14,114	MercadoLibre, Inc.*	11,943,831
208,200	Petro Rio SA*	1,467,327
2,129,333	Raia Drogasil SA*	9,566,320
1,016,100	Rumo SA	3,581,537
98,100	Suzano SA	896,320
1,855,500	TIM SA*	4,357,820
1,121,400	TOTVS SA*	5,866,389
1,932,300	Ultrapar Participacoes SA	4,615,049
221,500	Vale SA	3,728,760
1,710,500	WEG SA	12,476,226
		101,382,181
	Canada — 0.5%
55,780	Franco-Nevada Corp.	7,612,854
	Chile — 0.8%
285,563	Antofagasta Plc	5,308,852
18,139,800	Banco de Chile	1,873,705
270,461	Cia Cervecerias Unidas SA, ADR(a)	3,548,448
		10,731,005
	China — 32.0%
412,500	37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	1,074,018
5,343,200	Agricultural Bank of China, Ltd. Class H	1,834,704
1,898,000	Air China, Ltd. Class H *	1,690,094
138,000	Airtac International Group	4,180,117
2,069,491	Alibaba Group Holding, Ltd.*	22,869,282
92,800	Alibaba Group Holding, Ltd., ADR*	8,174,752
1,034,077	Anhui Guangxin Agrochemical Co., Ltd. Class A	4,373,299
337,899	Anhui Jinhe Industrial Co., Ltd. Class A	1,579,717
663,700	Baidu, Inc. Class A *	9,498,496
2,153,483	Bank of Chengdu Co., Ltd. Class A	4,739,602
24,007,000	Bank of China, Ltd. Class H	8,735,467
1,627,400	Bank of Jiangsu Co., Ltd. Class A	1,706,596
128,600	Beijing United Information Technology Co., Ltd. Class A	1,636,058
122,646	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	2,235,316
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	China — continued
13,093	Bilibili, Inc., ADR*	310,173
95,460	Bilibili, Inc. Class Z *(a)	2,284,695
2,159,500	BOC Hong Kong Holdings, Ltd.	7,359,778
9,676,000	China Construction Bank Corp. Class H	6,062,260
5,240,400	China International Capital Corp., Ltd. Class H	10,004,159
185,200	China Literature, Ltd.*(a)	718,974
113,000	China Medical System Holdings, Ltd.	177,790
1,400,000	China Meidong Auto Holdings, Ltd.	2,873,561
694,000	China Mengniu Dairy Co., Ltd.*	3,147,695
1,938,500	China Merchants Bank Co., Ltd. Class H	10,841,264
439,600	China Pacific Insurance Group Co., Ltd. Class H	978,898
13,102,000	China Petroleum & Chemical Corp. Class H	6,328,617
822,000	China Resources Beer Holdings Co., Ltd.	5,745,085
915,700	China Shenhua Energy Co., Ltd. Class H	2,645,633
388,896	China Tourism Group Duty Free Corp., Ltd. Class A	12,085,275
430,000	China Yuhua Education Corp., Ltd.*	61,153
83,894	China Zhenhua Group Science & Technology Co., Ltd. Class A	1,378,542
53,750	Cloud Music, Inc.*	532,338
140,836	Contemporary Amperex Technology Co., Ltd. Class A	7,970,381
1,634,000	CSPC Pharmaceutical Group, Ltd.	1,716,705
15,300	Daqo New Energy Corp., ADR*	590,733
508,399	East Money Information Co., Ltd. Class A	1,418,781
513,700	ENN Energy Holdings, Ltd.	7,213,566
777,200	ENN Natural Gas Co., Ltd. Class A	1,799,980
3,603,000	Focus Media Information Technology Co., Ltd. Class A *	3,462,180
611,716	Foshan Haitian Flavouring & Food Co., Ltd. Class A	7,004,415
474,800	Fuyao Glass Industry Group Co., Ltd. Class H	1,992,287
58,300	Gongniu Group Co., Ltd. Class A	1,201,441
24,000	GoodWe Technologies Co., Ltd. Class A	1,115,434
179,300	H World Group, Ltd.	773,028
1,940,400	Haier Smart Home Co., Ltd. Class H	6,613,065
26,300	Hangzhou Tigermed Consulting Co., Ltd. Class A	396,484
552,900	Hangzhou Tigermed Consulting Co., Ltd. Class H 144A	6,389,737
439,142	Han's Laser Technology Industry Group Co., Ltd. Class A	1,620,322
792,400	Henan Shenhuo Coal & Power Co., Ltd. Class A	1,705,238
397,360	Hongfa Technology Co., Ltd. Class A	1,909,720
381,200	Hualan Biological Engineering, Inc. Class A	1,240,928
3,506,500	Industrial & Commercial Bank of China, Ltd. Class H	1,806,050
219,350	JD Health International, Inc.*	2,005,218
543,469	JD.com, Inc. Class A	15,332,817
190,959	Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,734,692
358,324	Jiangsu Hengrui Medicine Co., Ltd. Class A	1,986,021
46,454	JinkoSolar Holding Co., Ltd., ADR*(a)	1,899,040
484,841	Joyoung Co., Ltd. Class A	1,149,385
127,585	KE Holdings, Inc., ADR*	1,781,087
1,095,000	Kingnet Network Co., Ltd. Class A *	1,033,301
831,800	Kingsoft Corp., Ltd.	2,781,566
56,013	Kweichow Moutai Co., Ltd. Class A	13,915,222
799,500	Longfor Group Holdings, Ltd.(a)	2,489,170

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	China — continued
491,912	LONGi Green Energy Technology Co., Ltd. Class A	2,990,377
56,700	Luzhou Laojiao Co., Ltd. Class A	1,829,290
446,500	Meituan Class B *	9,994,113
878,300	Midea Group Co., Ltd. Class A	6,544,578
119,267	MINISO Group Holding, Ltd., ADR	1,279,735
398,012	NARI Technology Co., Ltd. Class A	1,396,995
224,500	NetEase, Inc.	3,293,455
2,446,000	Netjoy Holdings, Ltd.	391,739
9,807,000	Nexteer Automotive Group, Ltd.	6,420,768
21,300	Ningbo Deye Technology Co., Ltd. Class A	1,014,796
5,110,600	PetroChina Co., Ltd. Class H	2,337,599
9,212,400	PICC Property & Casualty Co., Ltd. Class H	8,746,230
70,056	Pinduoduo, Inc., ADR*	5,713,067
382,300	Ping An Insurance Group Co. of China, Ltd. Class A	2,584,706
808,000	Ping An Insurance Group Co. of China, Ltd. Class H	5,347,017
22,000	Pylon Technologies Co., Ltd. Class A	998,936
1,463,200	Sany Heavy Industry Co., Ltd. Class A	3,325,598
1,422,500	Shandong Gold Mining Co., Ltd. Class H (a)	2,639,069
817,996	Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	3,900,710
389,000	Shandong Sinocera Functional Material Co., Ltd. Class A	1,542,749
7,326,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H (a)	12,033,302
37,562	Shanghai Friendess Electronic Technology Corp., Ltd. Class A	1,172,945
168,700	Shanghai Moons' Electric Co., Ltd. Class A	808,834
840,392	Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	2,036,999
397,700	Shenzhen Inovance Technology Co., Ltd. Class A	3,976,027
59,500	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	2,704,405
316,100	Shenzhou International Group Holdings, Ltd.	3,555,895
1,086,693	Sichuan Road and Bridge Group Co., Ltd. Class A	1,738,284
86,000	Silergy Corp.	1,221,356
418,387	Sinoseal Holding Co., Ltd. Class A	2,341,792
396,000	Sunac China Holdings, Ltd.*	232,376
157,500	Sunny Optical Technology Group Co., Ltd.	1,873,667
240,514	Sunresin New Materials Co., Ltd. Class A	2,407,666
85,400	Suzhou Maxwell Technologies Co., Ltd. Class A	5,059,358
946,400	Tencent Holdings, Ltd.	40,499,632
457,517	Tencent Music Entertainment Group, ADR*	3,788,241
141,975	Thunder Software Technology Co., Ltd. Class A	2,048,433
50,093	Tianqi Lithium Corp. Class A *	569,191
3,912,000	Tingyi Cayman Islands Holding Corp.(a)	6,906,817
806,000	Tongcheng Travel Holdings, Ltd.*	1,939,369
303,300	Tongwei Co., Ltd. Class A	1,683,231
1,289,000	TravelSky Technology, Ltd. Class H (a)	2,725,001
178,800	Vipshop Holdings, Ltd., ADR*	2,438,832
5,255,000	Weichai Power Co., Ltd. Class H	7,056,086
543,898	Wens Foodstuffs Group Co., Ltd. Class A	1,535,843
331,000	Wuxi Biologics Cayman, Inc.*	2,538,178
597,211	Wuxi Lead Intelligent Equipment Co., Ltd. Class A	3,457,822
170,000	Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	1,286,304
63,200	YongXing Special Materials Technology Co., Ltd. Class A	837,945
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	China — continued
113,731	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	4,719,255
186,520	Zhejiang Huayou Cobalt Co., Ltd. Class A	1,492,600
219,800	Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	808,160
231,100	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	2,112,967
700,228	Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	2,137,439
3,036,000	Zijin Mining Group Co., Ltd. Class H	4,115,450
1,330,400	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H (a)	628,982
322,000	Zylox-Tonbridge Medical Technology Co., Ltd.*	529,725
		461,221,338
	Greece — 0.4%
376,808	OPAP SA	5,320,420
	Hong Kong — 2.9%
551,200	AIA Group, Ltd.	6,129,976
519,000	ASMPT, Ltd.	3,700,517
3,901,000	Hang Lung Properties, Ltd.	7,627,116
30,600	Hong Kong Exchanges & Clearing, Ltd.	1,322,023
1,444,700	Hongkong Land Holdings, Ltd.	6,645,620
13,317,000	Sino Biopharmaceutical, Ltd.	7,797,448
1,892,000	Vinda International Holdings, Ltd.	5,575,436
1,054,000	Vitasoy International Holdings, Ltd.	2,168,783
		40,966,919
	India — 14.4%
64,012	Asian Paints, Ltd.	2,388,554
826,419	Axis Bank, Ltd.	9,339,044
94,887	Bajaj Auto, Ltd.	4,161,356
123,700	Bajaj Finance, Ltd.	9,834,098
4,808,900	Bharat Electronics, Ltd.	5,818,577
70,907	Britannia Industries, Ltd.	3,698,812
1,275,803	Cipla, Ltd.	16,608,725
263,932	Colgate-Palmolive India, Ltd.	4,910,482
222,300	Coromandel International, Ltd.	2,383,283
160,917	Havells India, Ltd.	2,143,485
641,965	HCL Technologies, Ltd.	8,046,872
610,472	HDFC Bank, Ltd.	12,027,914
832,970	Housing Development Finance Corp., Ltd.	26,601,073
735,400	ICICI Bank, Ltd.	7,937,573
483,443	IndusInd Bank, Ltd.	7,124,254
754,123	Infosys, Ltd.	13,751,601
432,002	Infosys, Ltd., ADR	7,780,356
230,250	InterGlobe Aviation, Ltd.*	5,569,501
284,500	ITC, Ltd.	1,138,275
282,956	Kotak Mahindra Bank, Ltd.	6,245,348
993,262	Motherson Sumi Wiring India, Ltd.	698,153
582,144	Reliance Industries, Ltd.	17,922,408
1,148,900	State Bank of India	8,530,301
287,120	Syngene International, Ltd. 144A	2,040,867

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	India — continued
374,915	Tata Consultancy Services, Ltd.	14,749,164
632,282	UPL, Ltd.	5,481,357
243,044	Yes Bank, Ltd.*	60,812
		206,992,245
	Indonesia — 2.2%
4,624,000	Adaro Energy Indonesia Tbk PT	1,143,562
15,963,800	Astra International Tbk PT	5,845,104
21,906,000	Bank Central Asia Tbk PT	12,031,238
5,229,800	Bank Mandiri Persero Tbk PT	3,334,239
26,380,699	Bank Rakyat Indonesia Persero Tbk PT	8,371,328
5,925,300	Telkom Indonesia Persero Tbk PT	1,427,325
		32,152,796
	Italy — 0.6%
273,223	Coca-Cola HBC AG*	6,484,463
308,700	Prada SpA	1,744,236
		8,228,699
	Japan — 0.5%
324,200	Nexon Co., Ltd.(a)	7,277,884
	Macau — 1.0%
1,989,000	Galaxy Entertainment Group, Ltd.	13,149,655
237,600	Sands China, Ltd.*	788,454
		13,938,109
	Malaysia — 0.1%
1,142,996	CIMB Group Holdings Bhd	1,504,966
	Mexico — 4.6%
309,671	Credito Real SAB de CV SOFOM ER*	5,562
3,738,100	Fibra Uno Administracion SA de CV REIT	4,411,926
232,739	Fomento Economico Mexicano SAB de CV, ADR	18,181,571
552,935	Gruma SAB de CV Class B	7,386,370
392,100	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,621,765
1,458,200	Grupo Financiero Banorte SAB de CV Series O	10,493,937
5,127,200	Kimberly-Clark de Mexico SAB de CV Class A	8,700,894
162,906	Unifin Financiera SAB de CV*(a)	10,031
3,353,600	Wal-Mart de Mexico SAB de CV	11,853,697
		66,665,753
	Netherlands — 1.0%
194,401	Heineken Holding NV	14,948,529
	Peru — 0.3%
35,084	Credicorp, Ltd.	4,759,495
	Philippines — 1.2%
10,472,500	Ayala Land, Inc.	5,788,040
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Philippines — continued
3,237,440	BDO Unibank, Inc.	6,140,548
2,342,630	Universal Robina Corp.	5,717,064
		17,645,652
	Poland — 0.4%
69,871	Dino Polska SA*	5,978,361
	Portugal — 0.3%
205,649	Jeronimo Martins SGPS SA	4,429,082
	Qatar — 0.0%
104,871	Qatar National Cement Co. QSC	139,377
	Russia — 0.1%
214,920	Evraz Plc*(b)(c)(d)	5,171
7,610	Gazprom Neft PJSC(b)(c)(d)	417
1,043,282	Gazprom PJSC(b)(c)(d)	33,156
99,121	Globaltrans Investment Plc, GDR*(b)(c)(d)(e)	3,965
5,000	HeadHunter Group Plc, ADR(b)(c)(d)	750
44,258	LSR Group PJSC Class A *(b)(c)(d)	3,153
136,755	LUKOIL PJSC(b)(c)(d)	93,293
8,543	Magnit PJSC*(b)(c)(d)	3,628
4	Magnit PJSC, ADR*(b)(c)(d)(e)	0
984,659	Magnitogorsk Iron & Steel Works PJSC(b)(c)(d)	6,522
16,459	MMC Norilsk Nickel PJSC(b)(c)(d)	45,093
9	MMC Norilsk Nickel PJSC, ADR(b)(c)(d)	2
126,700	Mobile Telesystems PJSC, ADR*(b)(c)(d)	7,602
154,250	Novatek PJSC(b)(c)(d)	25,990
1,715,500	Novolipetsk Steel PJSC*(b)(c)(d)	44,063
5,323	PhosAgro PJSC(b)(c)(d)	3,752
103	PhosAgro PJSC, ADR*(b)(c)(d)	19
2	PhosAgro PJSC, GDR*(b)(c)(d)(e)	0
443,510	Polymetal International Plc*	1,309,738
25,062	Polyus PJSC*(b)(c)(d)	38,190
4,954	Ros Agro Plc, GDR*(b)(c)(d)(e)	495
5,496,180	Sberbank of Russia PJSC*(b)(c)(d)	97,877
105,511	Severstal PAO, ADR*(b)(c)(d)(e)	16,882
25,625,090	Surgutneftegas PJSC(b)(c)(d)	77,226
598,704	Tatneft PJSC(b)(c)(d)	30,181
16,391	TCS Group Holding Plc, GDR*(b)(c)(d)(e)	7,464
8,773	TCS Group Holding Plc (London Exchange), GDR*(b)(c)(d)(e)	3,158
47,122	X5 Retail Group NV, GDR*(b)(c)(d)(e)	5,655
		1,863,442
	Singapore — 0.4%
2,862,700	Singapore Telecommunications, Ltd.	5,485,490
	South Africa — 3.5%
415,900	Absa Group, Ltd.	4,739,525

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	South Africa — continued
76,000	Bid Corp., Ltd.	1,473,324
64,745	Capitec Bank Holdings, Ltd.	7,072,178
586,306	Clicks Group, Ltd.	9,306,466
1,789,300	FirstRand, Ltd.	6,532,549
386,009	Gold Fields, Ltd.	3,996,208
9,253,020	Growthpoint Properties, Ltd. REIT	7,907,077
131,559	Lewis Group, Ltd.	378,865
150,400	Nedbank Group, Ltd.	1,879,050
171,100	Standard Bank Group, Ltd.	1,687,268
54,282	Thungela Resources, Ltd.	914,515
689,420	Vodacom Group, Ltd.	4,971,604
		50,858,629
	South Korea — 6.9%
47,356	Amorepacific Corp.*	5,149,427
14,768	Celltrion, Inc.	1,874,467
29,232	Ecopro BM Co., Ltd.	2,129,116
153,700	Hana Financial Group, Inc.	5,111,178
282,549	Hankook Tire & Technology Co., Ltd.*	6,960,381
6,500	Hyundai Mobis Co., Ltd.	1,030,645
44,700	JYP Entertainment Corp.*	2,396,726
66,300	KB Financial Group, Inc.	2,542,942
48,500	Kia Corp.*	2,274,456
185,522	Korea Investment Holdings Co., Ltd.*	7,819,947
10,900	L&F Co., Ltd.*	1,495,571
31,854	LG Corp.*	1,967,416
13,180	LG H&H Co., Ltd.*	7,525,472
16,550	LG Innotek Co., Ltd.*	3,304,765
4,000	NCSoft Corp.*	1,417,161
28,080	POSCO Holdings, Inc.	6,140,071
204,710	Samsung Electronics Co., Ltd.	8,952,521
300	Samsung Electronics Co., Ltd., GDR(e)	331,500
3,105	Samsung Electronics Co., Ltd. (London Exchange), GDR(f)	3,431,025
70,900	Samsung Engineering Co., Ltd.*	1,247,548
15,626	Samsung Fire & Marine Insurance Co., Ltd.*	2,471,491
5,670	Samsung SDI Co., Ltd.	2,650,036
337,459	Shinhan Financial Group Co., Ltd.	9,393,876
161,536	SK Hynix, Inc.	9,581,020
18,000	SM Entertainment Co., Ltd.*	1,091,815
118,800	Woori Financial Group, Inc.	1,085,125
		99,375,698
	Taiwan — 10.1%
223,500	Accton Technology Corp.	1,705,219
960,003	Advantech Co., Ltd.	10,338,566
449,100	Asia Vital Components Co., Ltd.	1,636,518
27,000	ASPEED Technology, Inc.	1,480,210
821,000	Bizlink Holding, Inc.	6,317,337
4,130,135	Cathay Financial Holding Co., Ltd.	5,375,068
See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Taiwan — continued
612,103	Chailease Holding Co., Ltd.	4,321,594
355,300	Delta Electronics, Inc.	3,311,918
4,057,470	E.Sun Financial Holding Co., Ltd.	3,174,900
46,000	eMemory Technology, Inc.	1,998,015
2,151,202	Fubon Financial Holding Co., Ltd.	3,940,482
177,700	Global Unichip Corp.	3,705,998
516,000	Gold Circuit Electronics, Ltd.*	1,457,234
833,000	Hiwin Technologies Corp.	4,946,153
65,000	Largan Precision Co., Ltd.	4,314,229
143,242	Lotes Co., Ltd.	3,849,552
354,000	Lotus Pharmaceutical Co., Ltd.*	2,833,336
566,619	MediaTek, Inc.	11,522,080
2,439,000	Pegatron Corp.	5,039,010
7,692	Pharmally International Holding Co., Ltd.*(b)(c)	—
636,998	President Chain Store Corp.	5,637,242
1,881,424	Taiwan Semiconductor Manufacturing Co., Ltd.	27,454,203
344,945	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	25,694,953
1,691,351	Uni-President Enterprises Corp.	3,664,947
51,200	Wiwynn Corp.	1,327,663
		145,046,427
	Thailand — 2.2%
6,468,200	Bangkok Dusit Medical Services PCL Class F	5,462,534
884,000	Indorama Ventures PCL Class F	1,040,075
3,261,900	PTT Exploration & Production PCL Class F	16,622,646
601,700	SCB X PCL Class F	1,858,868
13,376,700	Thai Beverage PCL	6,831,971
		31,816,094
	Turkey — 1.0%
306,300	BIM Birlesik Magazalar AS	2,240,042
191,282	Ford Otomotiv Sanayi AS	5,359,514
1,362,738	KOC Holding AS	6,093,174
		13,692,730
	United Kingdom — 0.5%
151,558	Unilever Plc (London Exchange)	7,624,170
	United States — 0.4%
32,660	Globant SA*	5,492,106
	TOTAL COMMON STOCKS (COST $1,559,760,039)	1,376,998,973

	PREFERRED STOCKS — 0.6%
	Brazil — 0.6%
2,559,701	Cia Energetica de Minas Gerais, 12.22%	5,400,837
352,100	Itau Unibanco Holding SA, 4.07%	1,667,219

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)

	Brazil — continued
510,100	Petroleo Brasileiro SA, 42.90%	2,367,053
		9,435,109
	TOTAL PREFERRED STOCKS (COST $10,047,658)	9,435,109

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 0.7%
	Mutual Fund - Securities Lending Collateral — 0.7%
10,180,051	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.12%(g)(h)	10,180,051
	TOTAL SHORT-TERM INVESTMENT (COST $10,180,051)	10,180,051
	TOTAL INVESTMENTS — 97.0% (Cost $1,579,987,748)	1,396,614,133
	Other Assets and Liabilities (net) — 3.0%	42,756,017
	NET ASSETS — 100.0%	$1,439,370,150

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Level 3 - significant unobservable inputs were used in determining the value of this security in the Fund.
(c)
Securities fair valued by the Valuation Committee as approved by the Board of Trustees.  The total market value of the securities at period end is $553,704 which represents 0.0% of net assets.  The aggregate tax cost of these securities held at December 31, 2022 was $85,516,125.

(d)
Illiquid securities represent Russian securities impacted by the Russian/Ukraine crisis. The total market value of the securities at period end is $553,704 which represents 0.0% of net assets. The aggregate cost of these securities held at December 31, 2022 was $85,475,145.

(e)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.
As of period end, the market value of restricted securities was $369,119, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(g)	The rate disclosed is the 7-day net yield as of December 31, 2022.
(h)	Represents an investment of securities lending cash collateral.
144A
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total market value of the securities at period end is $8,430,604 which represents 0.6% of net assets.

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)
Restricted Securities	Acquisition Date	Share Amount		Cost	Value
Globaltrans Investment Plc, GDR	03/05/21	USD	99,121	$680,748	$3,965
Magnit PJSC, ADR	07/22/22	USD	4	0	0
PhosAgro PJSC, GDR	08/11/22	USD	2	40	0
Ros Agro Plc, GDR	02/09/22	USD	4,954	71,692	495
Samsung Electronics Co., Ltd., GDR	12/09/22	USD	300	346,137	331,500
Severstal PAO, ADR	03/04/21	USD	105,511	2,093,359	16,882
TCS Group Holding Plc, GDR	10/20/21	RUB	16,391	1,550,503	7,464
TCS Group Holding Plc (London Exchange), GDR	03/04/21	USD	8,773	527,567	3,158
X5 Retail Group NV, GDR	03/05/21	USD	47,122	1,547,335	5,655
					$369,119
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buy
571	MSCI Emerging Markets E-mini Index	Mar 2023	$27,390,870	$(215,514)

Currency Abbreviations
RUB	—	Russian Ruble
USD	—	U.S. Dollar

Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments

Mercer Emerging Markets Equity Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Financial	24.3
Consumer, Non-cyclical	17.2
Technology	13.8
Communications	11.4
Consumer, Cyclical	11.0
Industrial	7.3
Basic Materials	5.0
Energy	4.9
Utilities	1.0
Diversified	0.4
Short-Term Investment	0.7
Other Assets and Liabilities (net)	3.0
100.0%
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2022 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.5%
	Australia — 1.4%
82,414	ANZ Group Holdings, Ltd.	1,322,335
121,781	Aurizon Holdings, Ltd.	308,045
152,228	Newcrest Mining, Ltd.	2,130,738
17,473	Orica, Ltd.	178,451
631,645	Perseus Mining, Ltd.	903,818
14,067	PWR Holdings, Ltd.	102,741
27,146	Rio Tinto Plc	1,893,275
5,957	Rio Tinto Plc, ADR(a)	424,138
230,188	Sonic Healthcare, Ltd.	4,678,377
791,743	Telstra Corp., Ltd.	2,142,313
29,928	Westpac Banking Corp.	473,904
		14,558,135
	Austria — 0.0%
14,180	Telekom Austria AG Class A *	87,472
	Belgium — 0.0%
187	Deme Group NV*	24,747
	Bermuda — 0.1%
3,573	RenaissanceRe Holdings, Ltd.	658,254
	Brazil — 0.1%
35,240	Yara International ASA	1,540,386
	Burkina Faso — 0.0%
15,319	Endeavour Mining Plc	322,845
	Canada — 3.8%
48,200	Atco, Ltd. Class I	1,507,595
25,505	BCE, Inc.	1,120,945
1,700	Canadian National Railway Co.	201,799
165,935	Canadian Pacific Railway, Ltd.(a)	12,377,092
64,500	Canadian Utilities, Ltd. Class A	1,744,658
541	E-L Financial Corp., Ltd.	356,953
78,300	Empire Co., Ltd. Class A	2,060,724
6,100	Evertz Technologies, Ltd.	57,491
23,300	George Weston, Ltd.	2,888,791
79,800	Great-West Lifeco, Inc.	1,843,419
21,900	Loblaw Cos., Ltd.	1,935,029
10,200	Metro, Inc.	564,371
12,700	National Bank of Canada(a)	855,102
51,700	North West Co., Inc. (The)(a)	1,357,223
47,800	Power Corp. of Canada(a)	1,123,606
25,400	Royal Bank of Canada	2,386,376
76,400	Stella-Jones, Inc.(a)	2,735,841
46,200	Sun Life Financial, Inc.	2,143,009
19,900	TMX Group, Ltd.	1,990,367

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Canada — continued
30,400	Western Forest Products, Inc.	26,026
39,600	Winpak, Ltd.(a)	1,229,253
		40,505,670
	China — 0.6%
2,331,162	CITIC Telecom International Holdings, Ltd.	791,495
151,000	Kerry Logistics Network, Ltd.	271,628
74,202	NetEase, Inc., ADR(b)	5,389,291
		6,452,414
	Denmark — 0.5%
314	AP Moller - Maersk AS Class B	703,901
2,903	Carlsberg AS Class B	384,631
4,799	Genmab AS*	2,025,569
15,392	Novo Nordisk AS Class B	2,072,045
		5,186,146
	Finland — 0.2%
19,413	Kemira Oyj	296,897
675	Orion OYJ Class A	36,812
15,009	Orion OYJ Class B	820,780
21,094	Sampo OYJ Class A	1,099,063
		2,253,552
	France — 4.2%
18,224	Air Liquide SA	2,575,121
61,725	Airbus SE	7,313,551
9,271	Arkema SA	829,948
1,035	Boiron SA	56,003
3,460	Cie des Alpes*	53,101
24,501	Danone SA	1,287,300
1,590	Dassault Aviation SA	268,454
26,129	Engie SA	373,340
4,394	IPSOS	274,335
26,632	Legrand SA	2,126,608
3,852	L'Oreal SA	1,371,445
208,037	Orange SA(a)	2,060,636
811	Pernod Ricard SA	159,043
97,593	Safran SA	12,177,929
25,078	Sanofi	2,404,521
304	Savencia SA	18,948
4,673	Societe BIC SA	318,935
214	Societe LDC SA	24,552
1,108	Stef SA	107,136
2,355	Thales SA	299,845
540	Vetoquinol SA	50,485
1,167	Vilmorin & Cie SA	56,856
107,500	Vinci SA	10,703,099
2,151	Wendel SE	200,181
		45,111,372
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Georgia — 0.1%
36,594	Bank of Georgia Group Plc	1,146,693
	Germany — 1.4%
6,632	Allianz SE	1,421,970
90,278	Beiersdorf AG	10,328,629
12,103	Deutsche Boerse AG	2,084,791
1,246	Deutsche Telekom AG*	24,785
7,861	GEA Group AG	320,485
2,128	McKesson Europe AG	45,649
3,347	Merck KGaA	646,190
1,781	Wuestenrot & Wuerttembergische AG	29,348
		14,901,847
	Hong Kong — 0.8%
77,200	Bank of East Asia, Ltd. (The)	93,570
46,500	CLP Holdings, Ltd.	339,294
352,136	Dah Sing Banking Group, Ltd.	252,655
342,000	Emperor International Holdings, Ltd.	28,920
580,500	HK Electric Investments & HK Electric Investments, Ltd.	384,523
1,666,000	HKT Trust & HKT, Ltd.	2,042,757
16,000	Hong Kong Ferry Holdings Co., Ltd.	16,359
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	35,412
38,000	Liu Chong Hing Investment, Ltd.	35,298
12,000	Miramar Hotel & Investment(a)	18,727
3,690,000	PCCW, Ltd.	1,664,175
406,000	Power Assets Holdings, Ltd.	2,223,781
300,000	Regal Hotels International Holdings, Ltd.*	122,999
219,000	Regal Real Estate Investment Trust REIT(a)	39,283
110,855	SmarTone Telecommunications Holdings, Ltd.	66,897
58,000	Transport International Holdings, Ltd.	85,013
230,163	VTech Holdings, Ltd.	1,483,315
3,000	Wing On Co. International, Ltd.	5,420
		8,938,398
	Indonesia — 0.0%
229,900	Bumitama Agri, Ltd.	101,134
	Israel — 1.1%
145,989	Bank Hapoalim BM	1,312,391
48,659	Bank Leumi Le-Israel BM	404,193
61,299	Check Point Software Technologies, Ltd.*	7,733,482
17,432	First International Bank Of Israel, Ltd. (The)	686,708
3,284	ICL Group, Ltd.	23,687
3	Isracard, Ltd.	8
1,107,019	Isramco Negev 2, LP	372,091
17,263	Radware, Ltd.*	340,944
35,313	Strauss Group, Ltd.	933,640
		11,807,144

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Italy — 0.2%
127,891	Eni SpA	1,813,427
50,666	Snam SpA	244,790
		2,058,217
	Japan — 4.5%
5,500	Amano Corp.	101,417
50,700	Arcs Co., Ltd.	843,815
65,500	Autobacs Seven Co., Ltd.	716,829
7,200	Axial Retailing, Inc.	184,986
2,100	Belc Co., Ltd.	91,516
12,600	Calbee, Inc.	285,719
12,100	Canon Marketing Japan, Inc.	274,106
3,500	Canon, Inc.(a)	75,746
6,500	Cawachi, Ltd.	109,807
26,700	Chugin Financial Group, Inc.	193,453
11,900	Doshisha Co., Ltd.	146,377
24,889	Earth Corp.(a)	954,476
40,400	Ezaki Glico Co., Ltd.	1,108,401
4,800	Fujicco Co., Ltd.(a)	69,666
18,900	Heiwado Co., Ltd.	306,823
10,400	Hokuto Corp.	148,025
30,500	House Foods Group, Inc.	642,154
65,700	Hyakugo Bank, Ltd. (The)	183,240
3,700	Inaba Denki Sangyo Co., Ltd.	76,022
18,400	Itochu Enex Co., Ltd.	146,425
139,201	Japan Tobacco, Inc.(a)	2,807,335
7,300	J-Oil Mills, Inc.(a)	83,930
43,855	Kaken Pharmaceutical Co., Ltd.	1,292,932
14,200	Kato Sangyo Co., Ltd.	377,748
37,200	KDDI Corp.	1,122,668
19,300	Kewpie Corp.	349,593
1,900	Komeri Co., Ltd.	39,355
17,200	Kuraray Co., Ltd.(a)	137,918
82,500	KYORIN Holdings, Inc.	1,075,448
15,500	Lawson, Inc.	590,890
23,800	Lintec Corp.	387,272
2,900	Maruichi Steel Tube, Ltd.	59,409
12,400	McDonald's Holdings Co. Japan, Ltd.(a)	469,423
47,700	MEIJI Holdings Co., Ltd.	2,436,606
5,600	Miroku Jyoho Service Co., Ltd.	61,244
96,700	Mitsubishi Electric Corp.	962,639
26,600	Mitsubishi Shokuhin Co., Ltd.	628,989
175,300	Mizuho Financial Group, Inc.	2,465,852
28,800	Mochida Pharmaceutical Co., Ltd.	759,589
5,200	Morinaga & Co., Ltd.	154,686
8,700	Morinaga Milk Industry Co., Ltd.	329,353
18,300	NH Foods, Ltd.	509,701
32,200	Nichirei Corp.	702,106
68,100	Nippn Corp.	836,121
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Japan — continued
17,100	Nippon Kayaku Co., Ltd.	147,743
18,700	Nippon Light Metal Holdings Co., Ltd.	214,431
101	NIPPON REIT Investment Corp. REIT(a)	266,001
59,000	Nippon Telegraph & Telephone Corp.	1,682,201
14,100	Nisshin Oillio Group, Ltd. (The)	351,044
22,500	Nisshin Seifun Group, Inc.	281,879
2,500	Nissin Foods Holdings Co., Ltd.	197,431
24	NTT UD REIT Investment Corp. REIT	24,974
57,600	Okinawa Cellular Telephone Co.	1,268,601
41,800	Otsuka Holdings Co., Ltd.	1,363,818
800	S&B Foods, Inc.	21,069
17,700	San-A Co., Ltd.	577,502
73,300	Sankyo Co., Ltd.	2,988,776
36,500	Secom Co., Ltd.	2,086,623
185,900	Seven Bank, Ltd.	369,137
33,900	Shinmaywa Industries, Ltd.	270,799
25,859	Showa Sangyo Co., Ltd.(a)	492,898
9,800	SKY Perfect JSAT Holdings, Inc.	36,023
90,900	Softbank Corp.	1,025,118
26,000	Sundrug Co., Ltd.	771,458
65,200	Takeda Pharmaceutical Co., Ltd.	2,031,431
131,100	Teijin, Ltd.	1,279,752
34,100	Toho Holdings Co., Ltd.	568,053
49,700	TOKAI Holdings Corp.	323,561
32,400	Tokuyama Corp.	441,020
4,800	Toyo Ink SC Holdings Co., Ltd.(a)	65,482
48,600	Trend Micro, Inc.(a)	2,261,579
1,500	Tv Tokyo Holdings Corp.	20,872
35,200	United Super Markets Holdings, Inc.	300,125
4,600	Valor Holdings Co., Ltd.	63,521
35,900	Vital KSK Holdings, Inc.	231,271
5,400	Yaoko Co., Ltd.	277,479
14,000	ZERIA Pharmaceutical Co., Ltd.	240,115
		47,841,597
	Netherlands — 1.7%
22,486	ASML Holding NV	12,090,279
28,939	Koninklijke Ahold Delhaize NV	828,957
16,414	Shell Plc	459,255
75,047	Shell Plc (Amsterdam Exchange)	2,120,886
21,598	Wolters Kluwer NV	2,253,413
		17,752,790
	New Zealand — 0.3%
76,961	Freightways, Ltd.	470,191
584	Mainfreight, Ltd.	24,931
791,811	Spark New Zealand, Ltd.	2,704,216
		3,199,338

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Norway — 0.5%
3,424	DNB Bank ASA	67,587
63,340	Equinor ASA	2,262,005
7,744	Kongsberg Gruppen ASA	326,709
103,425	Orkla ASA	744,795
32,239	SpareBank 1 SMN	416,937
12,453	Sparebanken Vest	116,806
90,515	Telenor ASA	841,658
16,762	Veidekke ASA	164,710
		4,941,207
	Portugal — 0.1%
69,406	Jeronimo Martins SGPS SA	1,494,804
	Puerto Rico — 0.2%
28,000	Popular, Inc.	1,856,960
	Singapore — 0.7%
1,900	DBS Group Holdings, Ltd.	48,053
13,600	Frasers Property, Ltd.	9,430
12,000	Great Eastern Holdings, Ltd.	165,523
44,804	Hong Leong Finance, Ltd.	79,840
1,387,749	NetLink NBN Trust	858,807
227,800	Oversea-Chinese Banking Corp., Ltd.	2,068,747
11,900	SBS Transit, Ltd.	22,891
1,888,801	Sheng Siong Group, Ltd.	2,323,682
33,000	Singapore Land Group, Ltd.	55,361
603,300	Singapore Technologies Engineering, Ltd.	1,506,901
		7,139,235
	South Korea — 0.3%
3,146	Samsung Electronics Co., Ltd. (London Exchange), GDR(c)	3,476,330
	Spain — 0.8%
58,292	Aena SME SA*	7,297,480
60,089	Cia de Distribucion Integral Logista Holdings SA	1,513,467
		8,810,947
	Sweden — 0.2%
26,939	Axfood AB	739,177
43,572	Swedish Orphan Biovitrum AB*	902,009
4,562	Telefonaktiebolaget LM Ericsson Class B	26,664
		1,667,850
	Switzerland — 1.0%
4,888	AEVIS VICTORIA SA	92,456
846	Alcon, Inc.	57,772
1,348	Banque Cantonale de Geneve	261,528
214	Barry Callebaut AG	423,050
168	Basellandschaftliche Kantonalbank	165,240
1,819	Berner Kantonalbank AG	437,449
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	Switzerland — continued
2,336	BKW AG	319,395
147	Chocoladefabriken Lindt & Spruengli AG	1,498,281
1,163	Emmi AG	984,251
15	Graubuendner Kantonalbank	27,480
402	Huber + Suhner AG	37,497
157	Luzerner Kantonalbank AG	70,168
31,929	Novartis AG	2,884,722
4,729	Sonova Holding AG	1,120,914
1,356	St. Galler Kantonalbank AG	704,968
4,973	Swiss Prime Site AG	430,811
603	Thurgauer Kantonalbank	77,558
208	TX Group AG	33,273
4,056	Valiant Holding AG	438,392
44	Walliser Kantonalbank	4,946
10	Warteck Invest AG	24,535
		10,094,686
	United Kingdom — 3.1%
128,071	Alliance Pharma Plc	81,650
782,388	BAE Systems Plc	8,056,114
33,373	BP Plc, ADR	1,165,719
26,232	Bunzl Plc	870,588
1,684	Croda International Plc	133,776
35,335	Diageo Plc	1,551,414
780	Impact Healthcare Reit Plc REIT Class B	985
103,917	Imperial Brands Plc	2,588,787
27,142	Inchcape Plc	267,723
175,040	Pan African Resources Plc	34,826
84,456	RELX Plc	2,324,429
214,288	Sage Group Plc (The)	1,921,912
116,570	Spirent Communications Plc	364,858
273,908	St. James's Place Plc	3,607,850
188,699	Unilever Plc	9,439,099
786	Unilever Plc (London Exchange)	39,540
		32,449,270
	United States — 68.6%
800	3M Co.	95,936
44,800	Abbott Laboratories	4,918,592
24,900	AbbVie, Inc.	4,024,089
18,237	Accenture Plc Class A	4,866,361
300	Acuity Brands, Inc.	49,683
775	Adobe, Inc.*	260,811
76,100	Albertsons Cos., Inc. Class A	1,578,314
195,674	Alphabet, Inc. Class A *	17,264,317
66,000	Altria Group, Inc.	3,016,860
91,864	Amazon.com, Inc.*	7,716,576
42,871	Amdocs, Ltd.	3,896,974
6,178	Ameren Corp.	549,348

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	United States — continued
32,113	American Electric Power Co., Inc.	3,049,129
20,600	AmerisourceBergen Corp. Class A	3,413,626
14,400	Amgen, Inc.	3,782,016
346	ANSYS, Inc.*	83,590
29,500	Apple, Inc.	3,832,935
17,700	Arch Capital Group, Ltd.*	1,111,206
41,500	Archer-Daniels-Midland Co.	3,853,275
12,900	Arrow Electronics, Inc.*	1,348,953
14,484	Arthur J. Gallagher & Co.	2,730,813
34,982	Autodesk, Inc.*	6,537,086
43,276	Automatic Data Processing, Inc.	10,336,905
1,500	AutoNation, Inc.*	160,950
1,100	AutoZone, Inc.*	2,712,798
2,300	AvalonBay Communities, Inc. REIT	371,496
6,500	Avery Dennison Corp.	1,176,500
27,300	Axis Capital Holdings, Ltd.	1,478,841
57,368	Becton Dickinson and Co.	14,588,682
6,472	Berkshire Hathaway, Inc. Class B *	1,999,201
9,800	BioMarin Pharmaceutical, Inc.*	1,014,202
15,379	Bio-Rad Laboratories, Inc. Class A *	6,466,716
3,100	BJ's Wholesale Club Holdings, Inc.*	205,096
11,400	BOK Financial Corp.	1,183,206
5,688	Booking Holdings, Inc.*	11,462,913
70,155	Bristol-Myers Squibb Co.	5,047,652
10,950	Broadcom, Inc.	6,122,474
6,300	CACI International, Inc. Class A *	1,893,717
20,635	Cadence Design Systems, Inc.*	3,314,806
7,900	Campbell Soup Co.	448,325
13,100	Casey's General Stores, Inc.	2,938,985
149,528	Catalent, Inc.*	6,730,255
12,900	Cboe Global Markets, Inc.	1,618,563
6,500	CDW Corp.	1,160,770
23,600	CH Robinson Worldwide, Inc.	2,160,816
64,597	Charles Schwab Corp. (The)	5,378,346
30,600	Charter Communications, Inc. Class A *	10,376,460
5,300	Chemed Corp.	2,705,279
4,700	Chevron Corp.	843,603
19,000	Chubb, Ltd.	4,191,400
200	Cigna Corp.	66,268
11,000	Cirrus Logic, Inc.*	819,280
114,500	Cisco Systems, Inc.	5,454,780
18,600	Clean Harbors, Inc.*	2,122,632
49,983	CMS Energy Corp.	3,165,423
15,600	CNA Financial Corp.	659,568
84,400	Coca-Cola Co. (The)	5,368,684
30,400	Colgate-Palmolive Co.	2,395,216
28,149	Consolidated Edison, Inc.	2,682,881
23,172	Cooper Cos., Inc. (The)	7,662,285
11,750	Costco Wholesale Corp.	5,363,875
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	United States — continued
5,245	CSL, Ltd.	1,023,533
104,511	CVS Health Corp.	9,739,380
21,900	Dell Technologies, Inc. Class C	880,818
27,977	DTE Energy Co.	3,288,137
80,988	Electronic Arts, Inc.	9,895,114
8,900	Elevance Health, Inc.	4,565,433
18,967	Eli Lilly & Co.	6,938,887
8,800	Essex Property Trust, Inc. REIT	1,864,896
30,639	Estee Lauder Cos., Inc. (The) Class A	7,601,842
10,614	Everest Re Group, Ltd.	3,516,100
49,900	Evergy, Inc.	3,140,207
34,100	Expeditors International of Washington, Inc.	3,543,672
41,300	Exxon Mobil Corp.	4,555,390
13,605	Factset Research Systems, Inc.	5,458,462
3,100	First Citizens BancShares, Inc. Class A	2,350,916
1,800	FirstEnergy Corp.	75,492
86,401	Fiserv, Inc.*	8,732,549
18,500	Flowers Foods, Inc.	531,690
121,265	Fox Corp. Class A	3,682,818
14,200	General Dynamics Corp.	3,523,162
7,900	General Mills, Inc.	662,415
62,029	Genpact, Ltd.	2,873,183
42,000	Gilead Sciences, Inc.	3,605,700
82,141	GSK Plc	1,420,456
26,089	GSK Plc, ADR	916,767
12,746	Hanover Insurance Group, Inc. (The)	1,722,367
44,300	Hartford Financial Services Group, Inc. (The)	3,359,269
51,300	Hawaiian Electric Industries, Inc.	2,146,905
19,700	Henry Schein, Inc.*	1,573,439
17,526	Hershey Co. (The)	4,058,496
9,164	Home Depot, Inc. (The)	2,894,541
1,400	Humana, Inc.	717,066
9,300	Huntington Ingalls Industries, Inc.	2,145,324
27,627	ICON Plc, ADR*	5,366,545
22,700	IDACORP, Inc.	2,448,195
21,131	Illumina, Inc.*	4,272,688
5,800	Incyte Corp.*	465,856
26,800	Ingredion, Inc.	2,624,524
49,848	Intercontinental Exchange, Inc.	5,113,906
14,600	International Business Machines Corp.	2,056,994
32,447	Intuit, Inc.	12,629,021
5,400	IQVIA Holdings, Inc.*	1,106,406
12,800	Jazz Pharmaceuticals Plc*	2,039,168
20,700	JB Hunt Transport Services, Inc.	3,609,252
89,414	Johnson & Johnson	15,794,983
15,500	JPMorgan Chase & Co.	2,078,550
15,500	Keysight Technologies, Inc.*	2,651,585
15,600	Kraft Heinz Co. (The)	635,076
85,400	Kroger Co. (The)	3,807,132

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	United States — continued
12,300	Laboratory Corp. of America Holdings	2,896,404
17,300	Landstar System, Inc.	2,818,170
7,500	Life Storage, Inc. REIT	738,750
300	Littelfuse, Inc.	66,060
8,450	Lockheed Martin Corp.	4,110,841
5,800	Loews Corp.	338,314
3,200	Lowe's Cos., Inc.	637,568
12,700	LyondellBasell Industries NV Class A	1,054,481
9,900	Manhattan Associates, Inc.*	1,201,860
2,430	Markel Corp.*	3,201,501
41,012	Mastercard, Inc. Class A	14,261,103
11,500	McKesson Corp.	4,313,880
6	Medtronic Plc	466
60,234	Merck & Co., Inc.	6,682,962
32,146	Meta Platforms, Inc. Class A *	3,868,450
123,250	Microsoft Corp.	29,557,815
15,625	Mid-America Apartment Communities, Inc. REIT	2,452,969
6,300	Molina Healthcare, Inc.*	2,080,386
59,818	Moody's Corp.	16,666,491
110,986	Nestle SA	12,852,400
3,300	NewMarket Corp.	1,026,663
67,751	Newmont Corp.	3,197,847
2,400	Northrop Grumman Corp.	1,309,464
50,800	OGE Energy Corp.	2,009,140
4,000	Old Dominion Freight Line, Inc.	1,135,120
85,800	Old Republic International Corp.	2,072,070
36,414	Oracle Corp.	2,976,480
2,800	O'Reilly Automotive, Inc.*	2,363,284
10,100	PACCAR, Inc.	999,597
18,200	Packaging Corp. of America	2,327,962
32,348	PepsiCo, Inc.	5,843,990
115,334	Pfizer, Inc.	5,909,714
126,397	Philip Morris International, Inc.	12,792,640
3,500	Pinnacle Financial Partners, Inc.	256,900
37,580	Procter & Gamble Co. (The)	5,695,625
1,700	Public Storage REIT	476,323
57,241	QIAGEN NV*	2,854,609
17,564	QIAGEN NV (London Exchange)*	881,210
2,900	QUALCOMM, Inc.	318,826
27,450	Raymond James Financial, Inc.	2,933,033
4,050	Regeneron Pharmaceuticals, Inc.*	2,922,035
3,900	Reinsurance Group of America, Inc.	554,151
28,104	Republic Services, Inc. Class A	3,625,135
32,662	Roche Holding AG	10,255,416
8,400	Roper Technologies, Inc.	3,629,556
26,300	Royal Gold, Inc.	2,964,536
18,655	S&P Global, Inc.	6,248,306
59,800	Schneider National, Inc. Class B	1,399,320
17,800	Science Applications International Corp.	1,974,554
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Shares	Description	Value ($)
	United States — continued
100	Seaboard Corp.	377,521
4,300	Seagen, Inc.*	552,593
14,100	Sempra Energy	2,179,014
13,600	Service Corp. International	940,304
23,800	Southern Co. (The)	1,699,558
10,300	SS&C Technologies Holdings, Inc.	536,218
11,572	Synopsys, Inc.*	3,694,824
6,100	Target Corp.	909,144
14,000	Tetra Tech, Inc.	2,032,660
26,700	Texas Instruments, Inc.	4,411,374
26,300	Textron, Inc.	1,862,040
25,700	TFS Financial Corp.	370,337
13,883	Thermo Fisher Scientific, Inc.	7,645,229
29,100	T-Mobile US, Inc.*	4,074,000
19,400	Travelers Cos., Inc. (The)	3,637,306
37,200	Tyson Foods, Inc. Class A	2,315,700
5,400	Ulta Beauty, Inc.*	2,532,978
18,000	United Parcel Service, Inc. Class B	3,129,120
7,300	United Therapeutics Corp.*	2,030,057
25,055	UnitedHealth Group, Inc.	13,283,660
10,000	US Bancorp	436,100
47,873	VeriSign, Inc.*	9,835,029
123,012	Verizon Communications, Inc.	4,846,673
9,100	Vertex Pharmaceuticals, Inc.*	2,627,898
110,206	Visa, Inc. Class A	22,896,399
27,981	VMware, Inc. Class A *	3,434,948
11,300	W R Berkley Corp.	820,041
35,636	Walmart, Inc.	5,052,828
26,285	Waste Management, Inc.	4,123,591
35,800	WEC Energy Group, Inc.	3,356,608
38,500	Wells Fargo & Co.	1,589,665
1,000	White Mountains Insurance Group, Ltd.	1,414,330
20,000	Wintrust Financial Corp.	1,690,400
35,959	Xcel Energy, Inc.	2,521,086
44,300	Zions Bancorp NA	2,177,788
19,800	Zoetis, Inc.	2,901,690
		730,227,734
	TOTAL COMMON STOCKS (COST $984,265,243)	1,026,607,174

	PREFERRED STOCKS — 0.0%
	Germany — 0.0%
3,219	Fuchs Petrolub SE, 3.15%	112,477
4,923	Henkel AG & Co. KGaA, 2.84%	341,620
		454,097
	TOTAL PREFERRED STOCKS (COST $389,346)	454,097

See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2022 (Unaudited)
Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENT — 2.3%
	Mutual Fund - Securities Lending Collateral — 2.3%
23,895,826	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.12%(b)(d)	23,895,826
	TOTAL SHORT-TERM INVESTMENT (COST $23,895,826)	23,895,826
	TOTAL INVESTMENTS — 98.8% (Cost $1,008,550,415)	1,050,957,097
	Other Assets and Liabilities (net) — 1.2%	13,267,335
	NET ASSETS — 100.0%	$1,064,224,432

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	All or a portion of this security is out on loan.
(b)	Represents an investment of securities lending cash collateral.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	The rate disclosed is the 7-day net yield as of December 31, 2022.
Futures Contracts
Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
4	Canadian Dollar	Mar 2023	$295,680	$522
51	MSCI EAFE Index	Mar 2023	4,970,970	(54,981)
74	S&P 500 E-mini Index	Mar 2023	14,285,700	(104,737)
1	S&P/TSX 60 Index	Mar 2023	172,685	(5,959)
				$(165,155)

Abbreviations
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
REIT	—	Real Estate Investment Trust
See accompanying Notes to the Schedule of Investments

Mercer Global Low Volatility Equity Fund
Schedule of Investments (Continued)
December 31, 2022 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	36.7
Technology	14.3
Financial	13.1
Industrial	11.4
Communications	10.3
Consumer, Cyclical	3.7
Utilities	3.7
Basic Materials	2.0
Energy	1.3
Short-Term Investment	2.3
Other Assets and Liabilities (net)	1.2
100.0%

See accompanying Notes to the Schedule of Investments

Mercer Funds
Notes to Financial Statements
December 31, 2022 (Unaudited)

1.
Organization
Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Mercer Investments LLC (the “Adviser”), a Delaware limited liability company, serves as the investment adviser to the Funds. The Adviser manages each Fund using a “manager of managers” approach by selecting one or more sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund's assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.
Under the 1940 Act, each Fund is classified as diversified.
The investment objectives of the Funds are:
Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income
Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2022, Class Y-3 shares were outstanding in each of the Funds and Class I shares were outstanding in the Non-US Core Equity and Core Fixed.
2.
Security Valuation
Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Adviser or the applicable Sub-adviser as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ official closing

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2022 (Unaudited)

price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.
Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.
Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.
Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.
The Board has delegated its responsibility for valuing portfolio securities to the Adviser, subject to continuing Board oversight. The Adviser has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Adviser or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at December 31, 2022, substantially all foreign equity securities held by Non-US Core Equity, Emerging Markets and Global Low Volatility were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.
The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2022 (Unaudited)

to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.
The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – quoted prices unadjusted in active markets for identical investments
•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, Large Cap, Small/Mid Cap and Global Low Volatility held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the Schedule of Investments, Futures Contracts and State Street Institutional U.S. Government Money Market Fund, Premier Class whose value was determined using Level 1 inputs.
The following is a summary of the portfolio securities by level based on inputs used as of December 31, 2022 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:
Non-US Core Equity
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$164,324,101	$ —	$ —	$164,324,101
Austria	11,102,350	—	—	11,102,350
Belgium	21,339,432	—	—	21,339,432
Brazil	32,683,338	—	—	32,683,338
Canada	66,820,901	—	—	66,820,901
China	42,257,722	—	—	42,257,722
Denmark	76,281,398	—	—	76,281,398
Finland	25,039,854	—	—	25,039,854
France	385,207,214	—	—	385,207,214
Georgia	1,421,412	—	—	1,421,412
Germany	275,226,145	—	—	275,226,145
Hong Kong	22,982,296	—	—	22,982,296
Hungary	4,786,912	—	—	4,786,912
India	15,294,257	—	—	15,294,257

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2022 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Indonesia	$2,470,302	$ —	$ —	$2,470,302
Ireland	19,078,767	—	—	19,078,767
Israel	12,316,488	—	—	12,316,488
Italy	72,767,922	—	—	72,767,922
Japan	665,024,749	—	—	665,024,749
Luxembourg	9,065,278	—	—	9,065,278
Malaysia	2,519,978	—	—	2,519,978
Netherlands	173,125,053	—	—	173,125,053
Norway	14,879,083	—	—	14,879,083
Philippines	116,651	—	—	116,651
Portugal	7,491,578	—	—	7,491,578
Russia	—	—	265,656	265,656
Singapore	7,724,642	—	—	7,724,642
South Africa	20,342,234	—	—	20,342,234
South Korea	42,962,148	—	—	42,962,148
Spain	69,649,883	—	0*	69,649,883
Sweden	72,138,429	—	—	72,138,429
Switzerland	185,813,686	—	—	185,813,686
Taiwan	34,285,732	—	—	34,285,732
Thailand	—	664,520	—	664,520
Turkey	13,499,572	—	—	13,499,572
United Kingdom	280,504,027	—	—	280,504,027
United States	264,717,887	—	—	264,717,887
Total Common Stocks	3,115,261,421	664,520	265,656	3,116,191,597
Investment Company	11,694,666	—	—	11,694,666
Preferred Stocks	29,882,141	—	—	29,882,141
Warrant	197,171	—	—	197,171

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2022 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investment
Mutual Fund - Securities Lending Collateral	$97,215,006	$ —	$ —	$97,215,006
Total	$3,254,250,405	$664,520	$265,656	$3,255,180,581
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buy	$(1,672,568)	$ —	$ —	$(1,672,568)
Total	$(1,672,568)	$ —	$ —	$(1,672,568)

*	Represents one or more Level 3 securities at $0 value as of December 31, 2022.
†	Futures contracts are valued at unrealized appreciation/depreciation.
Core Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$ —	$1,276,362,544	$ —	$1,276,362,544
Short-Term Investments
Mutual Fund - Securities Lending Collateral	14,651,632	—	—	14,651,632
U.S. Government and Agency Obligation	—	1,607,150	—	1,607,150
Total Short-Term Investments	14,651,632	1,607,150	—	16,258,782

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2022 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buy	$41,723	$ —	$ —	$41,723
Sales	287,666	—	—	287,666
Total Futures Contracts	329,389	—	—	329,389
Total	$14,981,021	$1,277,969,694	$ —	$1,292,950,715
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$ —	$(13,559,176)	$ —	$(13,559,176)
Futures Contracts†
Buys	(789,035)	—	—	(789,035)
Forward Foreign Currency Contract†	—	(299,320)	—	(299,320)
Total	$(789,035)	$(13,858,496)	$ —	$(14,647,531)

*	Represents one or more Level 3 securities at $0 value as of December 31, 2022.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.
Opportunistic Fixed
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$ —	$1,078,594,895	$ —	$1,078,594,895
Common Stocks
Energy	88	—	—	88
Industrial	—	—	0*	—
Total Common Stocks	88	—	0	88
Convertible Preferred Stocks
Consumer, Non-cyclical	196,700	—	—	196,700
Energy	—	3,715,920	—	3,715,920
Utilities	661,489	—	—	661,489
Total Convertible Preferred Stocks	858,189	3,715,920	—	4,574,109

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2022 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Stocks	$308,816	$ —	$ —	$308,816
Short-Term Investments
Mutual Fund - Securities Lending Collateral	25,548,309	—	—	25,548,309
U.S. Government and Agency Obligation	—	7,094,214	—	7,094,214
Total Short-Term Investments	25,548,309	7,094,214	—	32,642,523
Purchased Options
Purchased Currency Option	—	186,372	—	186,372
Purchased Futures Options	352,650	—	—	352,650
Total Purchased Options	352,650	186,372	—	539,022
Futures Contracts†
Buy	7,530	—	—	7,530
Sales	499,923	—	—	499,923
Total Futures Contracts	507,453	—	—	507,453
Swaps
Centrally Cleared Interest Rate Swaps†	—	1,008,829	—	1,008,829
OTC Credit Default Swap	—	1,051	—	1,051
Centrally Cleared Credit Default Swaps†	—	131,444	—	131,444
Total Swaps	—	1,141,324	—	1,141,324
Forward Foreign Currency Contracts†	—	15,355,473	—	15,355,473
Total	$27,575,505	$1,106,088,198	$ 0	$1,133,663,703
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(4,585,735)	$ —	$ —	$(4,585,735)

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2022 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Swaps
Centrally Cleared Interest Rate Swaps†	$ —	$(419,663)	$ —	$(419,663)
OTC Credit Default Swap	—	(7,648)	—	(7,648)
Centrally Cleared Credit Default Swaps†	—	(269,703)	—	(269,703)
Total Swaps	—	(697,014)	—	(697,014)
Forward Foreign Currency Contracts†	—	(8,129,864)	—	(8,129,864)
Written Options
Written Futures Options	(51,888)	—	—	(51,888)
Total	$(4,637,623)	$(8,826,878)	$ —	$(13,464,501)

*	Represents one or more Level 3 securities at $0 value as of December 31, 2022.
†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.
Emerging Markets
ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$3,848,522	$ —	$ —	$3,848,522
Brazil	101,382,181	—	—	101,382,181
Canada	7,612,854	—	—	7,612,854
Chile	10,731,005	—	—	10,731,005
China	461,221,338	—	—	461,221,338
Greece	5,320,420	—	—	5,320,420
Hong Kong	40,966,919	—	—	40,966,919
India	206,992,245	—	—	206,992,245
Indonesia	32,152,796	—	—	32,152,796
Italy	8,228,699	—	—	8,228,699
Japan	7,277,884	—	—	7,277,884
Macau	13,938,109	—	—	13,938,109
Malaysia	1,504,966	—	—	1,504,966
Mexico	66,665,753	—	—	66,665,753
Netherlands	14,948,529	—	—	14,948,529

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2022 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Peru	$4,759,495	$ —	$ —	$4,759,495
Philippines	17,645,652	—	—	17,645,652
Poland	5,978,361	—	—	5,978,361
Portugal	4,429,082	—	—	4,429,082
Qatar	139,377	—	—	139,377
Russia	1,309,738	—	553,704	1,863,442
Singapore	5,485,490	—	—	5,485,490
South Africa	50,858,629	—	—	50,858,629
South Korea	99,375,698	—	—	99,375,698
Taiwan	145,046,427	—	—	145,046,427
Thailand	15,193,448	16,622,646	—	31,816,094
Turkey	13,692,730	—	—	13,692,730
United Kingdom	7,624,170	—	—	7,624,170
United States	5,492,106	—	—	5,492,106
Total Common Stocks	1,359,822,623	16,622,646	553,704	1,376,998,973
Preferred Stocks	9,435,109	—	—	9,435,109
Short-Term Investment
Mutual Fund - Securities Lending Collateral	10,180,051	—	—	10,180,051
Total	$1,379,437,783	$16,622,646	$553,704	$1,396,614,133
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buy	$(215,514)	$ —	$ —	$(215,514)
Total	$(215,514)	$ —	$ —	$(215,514)

†	Futures contracts are valued at unrealized appreciation/depreciation.
3.
Bank loans
Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different

Mercer Funds
Notes to Financial Statements (Continued)
December 31, 2022 (Unaudited)

associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At December 31, 2022, Opportunistic Fixed had the following unfunded loan commitments:
Borrower	Par	Cost	Value	Unrealized Gain (Loss)
Athenahealth, Inc.	$13,043	$17,391	$15,746	$(1,645)
Thermostat Purchaser III, Inc.	49,431	49,535	46,713	(2,823)
VT Topco, Inc.(a)	10,130	10,130	9,859	(270)
	$72,604	$77,056	$72,318	$(4,738)
For information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual Report. Additional investment related disclosures are hereby incorporated by reference to the Annual and Semi-Annual reports previously filed with the SEC on Form N-CSR.